Registration No. 333-17639
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                       POST-EFFECTIVE AMENDMENT NO. 18 TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
              of
 AXA EQUITABLE LIFE INSURANCE COMPANY            Christopher M. Condron,
       (Exact Name of Trust)                     Chief Executive Officer
 AXA EQUITABLE LIFE INSURANCE COMPANY       AXA Equitable Life Insurance Company
    (Exact Name of Depositor)                  1290 Avenue of the Americas
   1290 Avenue of the Americas                  New York, New York 10104
    New York, New York 10104             (Name and Address of Agent for Service)
 (Address of Depositor's Principal
        Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:


                DODIE KENT                                   with a copy to:
  Vice President and Associate General Counsel       Christopher E. Palmer, Esq.
      AXA Equitable Life Insurance Company              Goodwin Procter LLP
          1290 Avenue of the Americas                 901 New York Avenue, N.W.
           New York, New York 10104                    Washington, D.C. 20001

                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

_____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on May 1, 2007 pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (date) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 18 ("PEA") to the Form S-6 Registration Statement No. 333-17639 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplement to the IL Protector(R) prospectus. The supplement contains year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any IL Protector(R) prospectus, any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company
Variable Life Insurance Policies
   IL Protector(R)
   Incentive Life Plus(R)
   Special Offer Policy
   Survivorship 2000
   Incentive Life(SM) 2000
   Champion 2000
   Incentive Life(SM)
PROSPECTUS SUPPLEMENT DATED MAY 1, 2007
--------------------------------------------------------------------------------



This supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(+)



(1) ABOUT THE PORTFOLIOS OF THE TRUSTS. You should note that some Portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as your AXA Equitable policy. These Portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.

The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Managing your allocations" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio. Please see "Investment Portfolios" later in this supplement for information regarding fees and expenses.



Portfolios of the Trust
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             Objective                                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a          o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.    o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,    o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
----------

(+) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.


              Copyright 2007 AXA Equitable Life Insurance Company
                             All rights reserved.
                                                                   x01554/AGENCY

Portfolios of the Trust (continued)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)              Objective                                                applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY(1)
                                                                                        o ClearBridge Advisors, LLC

                                                                                        o Legg Mason Capital Management, Inc.

                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND(2)     To seek a balance of a high current income and capital    o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                        o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE(3)   Long-term growth of capital.                              o A I M Capital Management, Inc.

                                                                                        o RCM Capital Management LLC

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(4)    High total return through a combination of current        o Pacific Investment Management Company LLC
                              income and capital appreciation.
                                                                                        o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY(5)
                                                                                        o JPMorgan Investment Management Inc.

                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                              o AllianceBernstein L.P.
 CORE EQUITY(6)
                                                                                        o Janus Capital Management LLC
                                                                                        o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                              o RCM Capital Management LLC
 GROWTH(7)
                                                                                        o TCW Investment Management Company

                                                                                        o T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                              o AllianceBernstein L.P.
 VALUE(8)
                                                                                        o Institutional Capital LLC

                                                                                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP          Long-term growth of capital.                              o AllianceBernstein L.P.
 GROWTH(9)
                                                                                        o Franklin Advisers, Inc.

                                                                                        o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP          Long-term growth of capital.                              o AXA Rosenberg Investment Management LLC
 VALUE(10)
                                                                                        o TCW Investment Management Company

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Long-term growth of capital.                              o Bear Stearns Asset Management Inc.
 GROWTH**

                                                                                        o Eagle Asset Management, Inc.

                                                                                        o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER                  Long-term growth of capital.                              o Firsthand Capital Management, Inc.
 TECHNOLOGY(11)
                                                                                        o RCM Capital Management LLC

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                      Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN          Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 COMMON STOCK
------------------------------------------------------------------------------------------------------------------------------------

Portfolios of the Trust (continued)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)               Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN GROWTH    Seeks to provide a high total return.                       o AllianceBernstein L.P.
 AND INCOME++
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN           Seeks to achieve high current income consistent with        o AllianceBernstein L.P.
 INTERMEDIATE GOVERNMENT       relative stability of principal.
 SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN           Seeks to achieve long-term growth of capital.               o AllianceBernstein L.P.
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.               o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with        o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.               o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks capital appreciation.                                 o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks long-term capital appreciation.                       o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE         Seeks to increase value through bull markets and bear       o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY             markets using strategies that are designed to limit
                               exposure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Seeks capital appreciation and secondarily, income.         o BlackRock Investment Management, LLC
 EQUITY(12)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Seeks to provide current income and long-term growth of     o BlackRock Investment Management
 VALUE(13)                     income, accompanied by growth of capital.                   International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an      o Boston Advisors, LLC
 INCOME                        above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks long-term capital appreciation.                       o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                               o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Seeks long-term growth of capital.                          o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                     o Capital Guardian Trust Company
 INTERNATIONAL+
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
 EQUITY++
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.                           o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates      o AllianceBernstein L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     Seeks capital growth and current income.                    o Evergreen Investment Management
 BOND                                                                                        Company, LLC
                                                                                           o First International Fund Advisors (dba
                                                                                             "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------

Portfolios of the Trust (continued)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                           Investment Manager (or Sub-Adviser(s),
Portfolio Name(*)              Objective                                                    as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks long-term capital growth.                               o Evergreen Investment Management
                                                                                            Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks long-term growth of capital.                            o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE+          Seeks long-term capital appreciation.                         o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                        o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                       o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH++   Seeks long-term growth of capital.                            o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with          o JPMorgan Investment Management Inc.
                              moderate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Long-term capital appreciation.                               o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY    Seeks long-term growth of capital.                            o Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND             Seeks to maximize income and capital appreciation             o BlackRock Financial Management, Inc.
                              through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Capital appreciation and growth of income without             o Lord, Abbett & Co. LLC
 INCOME                       excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP      Capital appreciation and growth of income with                o Lord, Abbett & Co. LLC
 CORE                         reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE  Capital appreciation.                                         o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS              Seeks long-term growth of capital.                            o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH        Seeks to provide long-term capital growth.                    o MFS Investment Management
 COMPANIES+
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST+       Seeks long-term growth of capital with a secondary            o MFS Investment Management
                              objective to seek reasonable current income. For purposes
                              of this Portfolio, the words "reasonable current income"
                              mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current income, preserve its  o The Dreyfus Corporation assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL          Seeks to achieve capital appreciation.                        o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN          Seeks maximum real return consistent with preservation        o Pacific Investment Management Company,
                              of real capital and prudent investment management.              LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND        Seeks current income with reduced volatility of principal.    o BlackRock Financial Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE+           Seeks capital appreciation.                                   o Lazard Asset Management LLC
                                                                                            o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the         o AllianceBernstein L.P.
                              deduction of portfolio expenses) the total return of the
                              Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------

                            Portfolios of the Trust (continued)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)               Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME        Seeks to achieve total return through capital           o UBS Global Asset Management
                                appreciation with income as a secondary                  (Americas) Inc.
                                consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK          Capital growth and income.                              o Morgan Stanley Investment
                                                                                          Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING          Seeks long-term capital appreciation.                   o Morgan Stanley Investment
 MARKETS EQUITY                                                                           Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP           Capital growth.                                         o Morgan Stanley Investment
 GROWTH                                                                                   Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 PREMIER VIT
 Portfolio Name                  Objective                                              Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
OPCAP RENAISSANCE++             Seeks long-term capital appreciation and income.        o OpCap Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSITITUTIONAL
 FUNDS, INC.
 Portfolio Name                 Objective                                               Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class I++   Seeks to provide above average current income and       o Van Kampen (is the name under which
                                long-term capital appreciation by investing primarily     Morgan Stanley Investment Management, Inc.
                                in equity securities of companies in the U.S. real        does business under certain situations)
                                estate industry, including real estate investment
                                trusts.
------------------------------------------------------------------------------------------------------------------------------------


(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007. The number in the "FN" column corresponds with the number contained in the table above.



---------------------------------------------------
      FN    Portfolio Name until May 29, 2007
---------------------------------------------------
      (1)   AXA Premier VIP Aggressive Equity
---------------------------------------------------
      (2)   AXA Premier VIP Core Bond
---------------------------------------------------
      (3)   AXA Premier VIP Health Care
---------------------------------------------------
      (4)   AXA Premier VIP High Yield
---------------------------------------------------
      (5)   AXA Premier VIP International Equity
---------------------------------------------------
      (6)   AXA Premier VIP Large Cap Core Equity
---------------------------------------------------
      (7)   AXA Premier VIP Large Cap Growth
---------------------------------------------------
      (8)   AXA Premier VIP Large Cap Value
---------------------------------------------------
      (9)   AXA Premier VIP Mid Cap Growth
---------------------------------------------------
     (10)   AXA Premier VIP Mid Cap Value
---------------------------------------------------
     (11)   AXA Premier VIP Technology
---------------------------------------------------
     (12)   EQ/Mercury Basic Value Equity
---------------------------------------------------
     (13)   EQ/Mercury International Value
---------------------------------------------------



** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included herewith for more information.

++ Please see the supplement included herewith regarding the planned substitution or merger of this Portfolio.

You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-777-6510.

(2) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table below, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.





---------------------------------------------------------------------------------------------------------------------
                                                                                          Acquired         Total
                                                                                         Fund Fees        Annual
                                                                                            and          Expenses
                                                                                          Expenses       (Before
                                            Management                      Other       (underlying      Expense
 Portfolio Name                              Fees(1)     12b-1 Fees(2)    Expenses(3)   Portfolios)   Limitations)(5)
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
---------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     0.10%           --             0.18%          0.91%         1.19%
AXA Conservative Allocation                   0.10%           --             0.22%          0.67%         0.99%
AXA Conservative-Plus Allocation              0.10%           --             0.18%          0.72%         1.00%
AXA Moderate Allocation                       0.10%           --             0.17%          0.78%         1.05%
AXA Moderate-Plus Allocation                  0.10%           --             0.17%          0.85%         1.12%
Multimanager Aggressive Equity *              0.61%           --             0.19%            --          0.80%
Multimanager Core Bond*                       0.59%         0.25%            0.18%            --          1.02%
Multimanager Health Care*                     1.20%         0.25%            0.23%            --          1.68%
Multimanager High Yield*                      0.58%           --             0.18%            --          0.76%
Multimanager International Equity*            1.02%         0.25%            0.26%            --          1.53%
Multimanager Large Cap Core Equity*           0.90%         0.25%            0.20%            --          1.35%
Multimanager Large Cap Growth*                0.90%         0.25%            0.22%            --          1.37%
Multimanager Large Cap Value*                 0.88%         0.25%            0.22%            --          1.35%
Multimanager Mid Cap Growth*                  1.10%         0.25%            0.20%          0.01%         1.56%
Multimanager Mid Cap Value*                   1.10%         0.25%            0.21%          0.03%         1.59%
Multimanager Small Cap Growth **              1.05%         0.25%            0.23%            --          1.53%
Multimanager Technology *                     1.20%         0.25%            0.23%            --          1.68%
---------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             0.47%           --             0.13%            --          0.60%
EQ/AllianceBernstein Growth and Income++      0.56%           --             0.12%            --          0.68%
EQ/AllianceBernstein Intermediate Government
  Securities                                  0.50%           --             0.14%            --          0.64%
EQ/AllianceBernstein International            0.71%           --             0.20%            --          0.91%
EQ/AllianceBernstein Large Cap Growth         0.90%         0.25%            0.11%            --          1.26%
EQ/AllianceBernstein Quality Bond             0.50%           --             0.14%            --          0.64%
EQ/AllianceBernstein Small Cap Growth         0.74%           --             0.13%            --          0.87%
EQ/AllianceBernstein Value                    0.60%         0.25%            0.13%            --          0.98%
EQ/Ariel Appreciation II                      0.75%           --             0.51%            --          1.26%
EQ/AXA Rosenberg Value Long/Short Equity      1.40%         0.25%            1.44%            --          3.09%
EQ/BlackRock Basic Value Equity*              0.55%         0.25%            0.14%            --          0.94%
EQ/BlackRock International Value*             0.82%         0.25%            0.21%            --          1.28%
EQ/Boston Advisors Equity Income              0.75%           --             0.15%            --          0.90%
EQ/Calvert Socially Responsible               0.65%         0.25%            0.25%            --          1.15%
EQ/Capital Guardian Growth                    0.65%         0.25%            0.16%            --          1.06%
EQ/Capital Guardian International+            0.83%         0.25%            0.21%            --          1.29%
EQ/Capital Guardian Research                  0.65%         0.25%            0.13%            --          1.03%
EQ/Capital Guardian U.S. Equity++             0.64%         0.25%            0.14%            --          1.03%
EQ/Caywood-Scholl High Yield Bond             0.60%         0.25%            0.18%            --          1.03%
EQ/Equity 500 Index                           0.25%           --             0.13%            --          0.38%
EQ/Evergreen International Bond               0.70%           --             0.23%            --          0.93%
EQ/Evergreen Omega                            0.65%         0.25%            0.21%            --          1.11%
EQ/FI Mid Cap                                 0.68%         0.25%            0.15%            --          1.08%
EQ/FI Mid Cap Value+                          0.73%         0.25%            0.13%            --          1.11%
EQ/GAMCO Mergers and Acquisitions             0.90%         0.25%            0.33%            --          1.48%
EQ/GAMCO Small Company Value                  0.78%         0.25%            0.14%            --          1.17%
EQ/International Growth                       0.85%         0.25%            0.35%            --          1.45%



                                                               Net Total
                                             Fee Waivers        Annual
                                                and/or         Expenses
                                               Expense           (After
                                              Reimburse-       Expense
 Portfolio Name                                ments(6)       Limitations)
--------------------------------------------------------------------------
 AXA Premier VIP Trust:
--------------------------------------------------------------------------
AXA Aggressive Allocation                         (0.18)%        1.01%
AXA Conservative Allocation                       (0.22)%        0.77%
AXA Conservative-Plus Allocation                  (0.18)%        0.82%
AXA Moderate Allocation                           (0.17)%        0.88%
AXA Moderate-Plus Allocation                      (0.17)%        0.95%
Multimanager Aggressive Equity *                     --          0.80%
Multimanager Core Bond*                           (0.07)%        0.95%
Multimanager Health Care*                          0.00%         1.68%
Multimanager High Yield*                             --          0.76%
Multimanager International Equity*                 0.00%         1.53%
Multimanager Large Cap Core Equity*                0.00%         1.35%
Multimanager Large Cap Growth*                    (0.02)%        1.35%
Multimanager Large Cap Value*                      0.00%         1.35%
Multimanager Mid Cap Growth*                       0.00%         1.56%
Multimanager Mid Cap Value*                        0.00%         1.59%
Multimanager Small Cap Growth **                   0.00%         1.53%
Multimanager Technology *                          0.00%         1.68%
--------------------------------------------------------------------------
 EQ Advisors Trust:
--------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                    --          0.60%
EQ/AllianceBernstein Growth and Income++             --          0.68%
EQ/AllianceBernstein Intermediate Government
  Securities                                         --          0.64%
EQ/AllianceBernstein International                (0.06)%        0.85%
EQ/AllianceBernstein Large Cap Growth             (0.21)%        1.05%
EQ/AllianceBernstein Quality Bond                    --          0.64%
EQ/AllianceBernstein Small Cap Growth                --          0.87%
EQ/AllianceBernstein Value                        (0.03)%        0.95%
EQ/Ariel Appreciation II                          (0.36)%        0.90%
EQ/AXA Rosenberg Value Long/Short Equity          (1.10)%        1.99%
EQ/BlackRock Basic Value Equity*                   0.00%         0.94%
EQ/BlackRock International Value*                 (0.03)%        1.25%
EQ/Boston Advisors Equity Income                  (0.10)%        0.80%
EQ/Calvert Socially Responsible                   (0.10)%        1.05%
EQ/Capital Guardian Growth                        (0.11)%        0.95%
EQ/Capital Guardian International+                (0.09)%        1.20%
EQ/Capital Guardian Research                      (0.08)%        0.95%
EQ/Capital Guardian U.S. Equity++                 (0.08)%        0.95%
EQ/Caywood-Scholl High Yield Bond                 (0.03)%        1.00%
EQ/Equity 500 Index                                  --          0.38%
EQ/Evergreen International Bond                   (0.03)%        0.90%
EQ/Evergreen Omega                                 0.00%         1.11%
EQ/FI Mid Cap                                     (0.08)%        1.00%
EQ/FI Mid Cap Value+                              (0.01)%        1.10%
EQ/GAMCO Mergers and Acquisitions                 (0.03)%        1.45%
EQ/GAMCO Small Company Value                       0.00%         1.17%
EQ/International Growth                            0.00%         1.45%


------------------------------------------------------------------------------------------------------------------------------
                                                                                     Acquired       Total
                                                                                    Fund Fees       Annual         Fee Waivers
                                                                                       and         Expenses           and/or
                                                                                     Expenses      (Before           Expense
                                      Management                       Other       (underlying      Expense         Reimburse-
 Portfolio Name                         Fees(1)   12b-1 Fees(2)     Expenses(3)    Portfolios)   Limitations)(5)     ments(6)
------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth++             0.90%         0.25%            0.15%            --          1.30%             (0.15)%
EQ/JPMorgan Core Bond                   0.44%         0.25%            0.15%            --          0.84%              0.00%
EQ/JPMorgan Value Opportunities         0.60%         0.25%            0.16%            --          1.01%             (0.06)%
EQ/Legg Mason Value Equity              0.65%           --             0.22%            --          0.87%             (0.12)%
EQ/Long Term Bond                       0.43%           --             0.15%            --          0.58%              0.00%
EQ/Lord Abbett Growth and Income        0.65%           --             0.26%            --          0.91%             (0.16)%
EQ/Lord Abbett Large Cap Core           0.65%           --             0.41%            --          1.06%             (0.31)%
EQ/Lord Abbett Mid Cap Value            0.70%           --             0.18%            --          0.88%             (0.08)%
EQ/Marsico Focus                        0.85%         0.25%            0.13%            --          1.23%             (0.08)%
EQ/MFS Emerging Growth Companies+       0.65%         0.25%            0.15%            --          1.05%                --
EQ/MFS Investors Trust+                 0.60%         0.25%            0.16%            --          1.01%             (0.06)%
EQ/Money Market                         0.33%           --             0.14%            --          0.47%                --
EQ/Montag & Caldwell Growth             0.75%           --             0.16%            --          0.91%             (0.01)%
EQ/PIMCO Real Return                    0.55%         0.25%            0.18%            --          0.98%             (0.08)%
EQ/Short Duration Bond                  0.43%           --             0.14%            --          0.57%              0.00%
EQ/Small Cap Value+                     0.73%         0.25%            0.15%            --          1.13%             (0.03)%
EQ/Small Company Index                  0.25%           --             0.16%          0.01%         0.42%              0.00%
EQ/UBS Growth and Income                0.75%         0.25%            0.17%            --          1.17%             (0.12)%
EQ/Van Kampen Comstock                  0.65%           --             0.19%            --          0.84%             (0.09)%
EQ/Van Kampen Emerging Markets Equity   1.12%         0.25%            0.40%            --          1.77%              0.00%
EQ/Van Kampen Mid Cap Growth            0.70%           --             0.23%            --          0.93%             (0.13)%
------------------------------------------------------------------------------------------------------------------------------
 Premier VIT
------------------------------------------------------------------------------------------------------------------------------
OpCap Renaissance++                     0.80%           --             0.29%            --          1.09%             (0.07)%
------------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class I++           0.74%           --             0.27%            --          1.01%              0.00%


------------------------------------------------------
                                           Net Total
                                             Annual
                                            Expenses
                                             (After
                                            Expense
 Portfolio Name                           Limitations)
------------------------------------------------------
EQ/Janus Large Cap Growth++                   1.15%
EQ/JPMorgan Core Bond                         0.84%
EQ/JPMorgan Value Opportunities               0.95%
EQ/Legg Mason Value Equity                    0.75%
EQ/Long Term Bond                             0.58%
EQ/Lord Abbett Growth and Income              0.75%
EQ/Lord Abbett Large Cap Core                 0.75%
EQ/Lord Abbett Mid Cap Value                  0.80%
EQ/Marsico Focus                              1.15%
EQ/MFS Emerging Growth Companies+             1.05%
EQ/MFS Investors Trust+                       0.95%
EQ/Money Market                               0.47%
EQ/Montag & Caldwell Growth                   0.90%
EQ/PIMCO Real Return                          0.90%
EQ/Short Duration Bond                        0.57%
EQ/Small Cap Value+                           1.10%
EQ/Small Company Index                        0.42%
EQ/UBS Growth and Income                      1.05%
EQ/Van Kampen Comstock                        0.75%
EQ/Van Kampen Emerging Markets Equity         1.77%
EQ/Van Kampen Mid Cap Growth                  0.80%
------------------------------------------------------
 Premier VIT
------------------------------------------------------
OpCap Renaissance++                           1.02%
------------------------------------------------------
 The Universal Institutional Funds, Inc:
------------------------------------------------------
U.S. Real Estate -- Class I++                 1.01%





* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "About the Portfolios of the Trusts" earlier in this Supplement for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval. For this Portfolio, the expenses shown are based on the asset levels of EQ/Small Company Growth, its predecessor Portfolio, for the last fiscal year, adjusted for current expenses.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included herewith for more information.

++ Please see the supplement included herewith regarding the planned substitution or merger of this Portfolio.

(1) The management fees shown reflect revised management fees, effective May 1, 2007, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policy. A "--" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.



(3) Other expenses shown are those incurred in 2006. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Other expenses for OpCap Renaissance are inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank.

(4) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. The fees and expenses are based on the respective weighted investment allocation as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(5) Total Annual Expenses shown are based, in part, on estimated expense amounts for options added during the fiscal year 2006 and for the underlying portfolios.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class I and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. OpCap Advisors LLC is the Investment Adviser of the Premier VIT -- OpCap Renaissance Portfolio, and has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the Portfolio so that the total operating expenses of the Portfolio (net of any expense offsets) do not exceed specified amounts. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:





--------------------------------------------------
   Portfolio Name
--------------------------------------------------
   Multimanager Aggressive Equity           0.78%
--------------------------------------------------
   Multimanager Health Care                 1.63%
--------------------------------------------------
   Multimanager International Equity        1.52%
--------------------------------------------------
   Multimanager Large Cap Core Equity       1.33%
--------------------------------------------------
   Multimanager Large Cap Growth            1.33%
--------------------------------------------------
   Multimanager Large Cap Value             1.31%
--------------------------------------------------
   Multimanager Mid Cap Growth              1.52%
--------------------------------------------------
   Multimanager Mid Cap Value               1.58%
--------------------------------------------------
   Multimanager Technology                  1.64%
--------------------------------------------------
   EQ/AllianceBernstein Common Stock        0.58%
--------------------------------------------------
   EQ/AllianceBernstein Growth and Income   0.67%
--------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth    1.03%
--------------------------------------------------
   EQ/AllianceBernstein Small Cap Growth    0.86%
--------------------------------------------------
   EQ/AllianceBernstein Value               0.94%
--------------------------------------------------
   EQ/Ariel Appreciation II                 0.76%
--------------------------------------------------
   EQ/BlackRock Basic Value Equity          0.93%
--------------------------------------------------
   EQ/Capital Guardian Growth               0.94%
--------------------------------------------------
   EQ/Capital Guardian Research             0.94%
--------------------------------------------------
   EQ/Capital Guardian U.S. Equity          0.94%
--------------------------------------------------
   EQ/Evergreen Omega                       1.05%
--------------------------------------------------
   EQ/FI Mid Cap                            0.97%
--------------------------------------------------
   EQ/FI Mid Cap Value                      1.09%
--------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions        1.37%
--------------------------------------------------
   EQ/GAMCO Small Company Value             1.16%
--------------------------------------------------
   EQ/Janus Large Cap Growth                1.14%
--------------------------------------------------
   EQ/Legg Mason Value Equity               0.72%
--------------------------------------------------
   EQ/Lord Abbett Growth and Income         0.74%
--------------------------------------------------
   EQ/Lord Abbett Large Cap Core            0.74%
--------------------------------------------------
   EQ/Marsico Focus                         1.14%
--------------------------------------------------
   EQ/MFS Emerging Growth Companies         1.03%
--------------------------------------------------
   EQ/MFS Investors Trust                   0.94%
--------------------------------------------------
   EQ/Montag & Caldwell Growth              0.88%
--------------------------------------------------
   EQ/Small Cap Value                       1.02%
--------------------------------------------------
   EQ/UBS Growth and Income                 1.03%
--------------------------------------------------
   EQ/Van Kampen Comstock                   0.74%
--------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity    1.75%
--------------------------------------------------
   EQ/Van Kampen Mid Cap Growth             0.76%
--------------------------------------------------



(4) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, "The Equitable Life Assurance Society of the United States"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and facsimile requests, please see your prospectus.

--------------------------------------------------------------------------------
 By mail:
--------------------------------------------------------------------------------

At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center

P.O. Box 1047
Charlotte, North Carolina 28201-1047



--------------------------------------------------------------------------------
 By express delivery only:
--------------------------------------------------------------------------------

At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)


--------------------------------------------------------------------------------
 By toll-free phone:
--------------------------------------------------------------------------------


Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.



--------------------------------------------------------------------------------
 By e-mail:
--------------------------------------------------------------------------------

life-service@axa-equitable.com


--------------------------------------------------------------------------------
 By facsimile (fax):
--------------------------------------------------------------------------------

1-704-540-9714


 By Internet:

Visit our Website at www.axaonline.com. Our Website provides access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).
                                 ----------------
REQUIRED FORMS.  We require that the following types of communications be on specific forms we provide for that purpose:


(1) request for our automatic transfer service (our dollar cost averaging service);


(2) request for our asset rebalancing service; and

(3) designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) transfers among investment options; and

(c) changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2007, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2007), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer over the telephone by calling 1-800-777-6510 or via the Internet by visiting our website at www.axaonline.com and enrolling in EQAccess. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern time) on September 30, 2007, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


(7) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy owner is identified as having engaged in a potentially disruptive transfer under the policy for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, no trust available under the policy had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.


Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(8) TAX INFORMATION.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

Requirements for income tax free death benefits. Recently enacted federal tax legislation imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, tax reporting requirements and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES. If the policy's owner is the insured person, or in the case of certain policies, the insured or surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If an owner is not the insured or surviving insured person, and that owner dies before the insured or surviving insured person, the value of that owner's interest in the policy would be includable in the owner's estate. If the owner is neither the insured nor surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $2 million in 2006 through 2008 and ultimately to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $12,000 for 2007 (this amount is indexed annually for inflation) or less per year for each recipient.


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.


In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. Together, they provide guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


POSSIBILITY OF FUTURE TAX CHANGES -- FUTURE (2009 OR LATER) INCREASES IN BENEFITS OR COVERAGE OR ADDITION OF RIDERS. IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary (CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured, are not addressed. If we determine that such a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We may have additional guidance from the IRS before 2009 at which time such rules could begin to apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

(9)    MATURITY. (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION
2000) If the insured person (or last surviving insured person under a Survivorship 2000 policy) is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.


(10)    FINANCIAL STATEMENTS.



The financial statements of the Separate Account at December 31, 2006 and for each of the two years in the period ended December 31, 2006, and the consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and for each of the two years in the period ended December 31, 2005 are also included in this prospectus supplement in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


The financial statements of AXA Equitable contained in this prospectus supplement should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

(11) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2006................A-3
   Statements of Operations for the Year Ended December 31, 2006.........A-23
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2006 and 2005..........................................A-35
   Notes to Financial Statements.........................................A-56

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2006 and 2005................F-2
   Consolidated Statements of Earnings, Years Ended December 31,
     2006, 2005 and 2004..................................................F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2006, 2005 and 2004.................F-4
   Consolidated Statements of Cash Flows, Years Ended December
      31, 2006, 2005 and 2004.............................................F-5
   Notes to Consolidated Financial Statements.............................F-7

            REPEORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2006 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 20, 2007

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

                                                          AXA Aggressive   AXA Conservative   AXA Conservative-    AXA Moderate
                                                            Allocation        Allocation       Plus Allocation      Allocation
                                                          --------------   ----------------   -----------------   --------------
Assets:
Investments in shares of The Trusts, at fair value          $46,877,040       $5,237,919          $6,381,269      $1,483,463,722
Receivable for The Trusts shares sold ..................             --               --                  --           1,827,100
Receivable for policy-related transactions .............        370,834              397              77,616                  --
                                                            -----------       ----------          ----------      --------------
  Total assets .........................................    $47,247,874       $5,238,316          $6,458,885      $1,485,290,822
                                                            -----------       ----------          ----------      --------------
Liabilities:
Payable for The Trusts shares purchased ................        407,050              394              79,719                  --
Payable for policy-related transactions ................             --               --                  --           1,900,559
                                                            -----------       ----------          ----------      --------------
  Total liabilities ....................................        407,050              394              79,719           1,900,559
                                                            -----------       ----------          ----------      --------------
Net Assets .............................................    $46,840,824       $5,237,922          $6,379,166      $1,483,390,263
                                                            ===========       ==========          ==========      ==============
Net Assets:
Accumulation Units .....................................    $46,513,684       $5,235,371          $6,376,608      $1,478,608,923
Accumulation nonunitized ...............................             --               --                  --           3,313,882
Retained by AXA Equitable in Separate Account FP .......        327,140            2,551               2,558           1,467,458
                                                            -----------       ----------          ----------      --------------
Total net assets .......................................    $46,840,824       $5,237,922          $6,379,166      $1,483,390,263
                                                            ===========       ==========          ==========      ==============
Investments in shares of The Trusts, at cost ...........    $43,084,615       $5,242,128          $6,265,203      $1,219,772,241
The Trusts shares held .................................
 Class A ...............................................      2,479,024          399,600             477,637          82,541,454
 Class B ...............................................        707,883           82,505              72,097           5,089,902

                                                                               AXA Premier
                                                          AXA Moderate-Plus   VIP Aggressive    AXA Premier
                                                              Allocation          Equity       VIP Core Bond
                                                          -----------------   --------------   -------------
Assets:
Investments in shares of The Trusts, at fair value            $129,448,173      $524,364,295    $73,884,996
Receivable for The Trusts shares sold ..................                --         1,236,583             --
Receivable for policy-related transactions .............           853,709                --      1,365,782
                                                              ------------      ------------    -----------
  Total assets .........................................      $130,301,882      $525,600,878    $75,250,778
                                                              ------------      ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ................           842,889                --      1,367,655
Payable for policy-related transactions ................                --         1,546,111             --
                                                              ------------      ------------    -----------
  Total liabilities ....................................           842,889         1,546,111      1,367,655
                                                              ------------      ------------    -----------
Net Assets .............................................      $129,458,993      $524,054,767    $73,883,123
                                                              ============      ============    ===========
Net Assets:
Accumulation Units .....................................      $129,429,256      $523,090,965    $73,879,047
Accumulation nonunitized ...............................                --           857,601             --
Retained by AXA Equitable in Separate Account FP .......            29,737           106,201          4,076
                                                              ------------      ------------    -----------
Total net assets .......................................      $129,458,993      $524,054,767    $73,883,123
                                                              ============      ============    ===========
Investments in shares of The Trusts, at cost ...........      $121,191,014      $446,008,120    $74,529,234
The Trusts shares held .................................
 Class A ...............................................         7,232,892        17,641,988      1,567,762
 Class B ...............................................         2,086,782           585,824      5,678,097

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                          AXA Premier VIP   AXA Premier VIP
                                                          AXA Premier VIP    AXA Premier     International       Large Cap
                                                            Health Care       High Yield        Equity          Core Equity
                                                          ---------------   ------------    ---------------   ----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $29,608,572     $219,611,450      $69,196,835        $7,535,867
Receivable for The Trusts shares sold ..................         62,361          995,209               --                --
Receivable for policy-related transactions .............             --               --           99,125             2,980
                                                            -----------     ------------      -----------        ----------
  Total assets .........................................    $29,670,933     $220,606,659      $69,295,960        $7,538,847
                                                            -----------     ------------      -----------        ----------
Liabilities:
Payable for The Trusts shares purchased ................             --               --          100,386             2,980
Payable for policy-related transactions ................         63,144          964,615               --                --
                                                            -----------     ------------      -----------        ----------
  Total liabilities ....................................         63,144          964,615          100,386             2,980
                                                            -----------     ------------      -----------        ----------
Net Assets .............................................    $29,607,789     $219,642,044      $69,195,574        $7,535,867
                                                            ===========     ============      ===========        ==========
Net Assets:
Accumulation Units .....................................    $29,578,121     $218,374,146      $69,142,048        $7,525,581
Accumulation nonunitized ...............................             --        1,015,029               --                --
Retained by AXA Equitable in Separate Account FP .......         29,668          252,869           53,526            10,286
                                                            -----------     ------------      -----------        ----------
Total net assets .......................................    $29,607,789     $219,642,044      $69,195,574        $7,535,867
                                                            ===========     ============      ===========        ==========
Investments in shares of The Trusts, at cost ...........    $28,991,090     $227,229,532      $57,625,748        $6,720,626
The Trusts shares held .................................
 Class A ...............................................        586,666       34,955,411          927,708           304,019
 Class B ...............................................      2,126,085        4,227,195        3,518,869           326,136


                                                           AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                          Large Cap Growth   Large Cap Value   Mid Cap Growth
                                                          ----------------   ---------------   ---------------
Assets:
Investments in shares of The Trusts, at fair value .....     $18,608,845       $36,439,898       $33,126,130
Receivable for The Trusts shares sold ..................              --                --           232,109
Receivable for policy-related transactions .............           4,960         1,960,822                --
                                                             -----------       -----------       -----------
  Total assets .........................................     $18,613,805       $38,400,720       $33,358,239
                                                             -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................           4,960         1,962,557                --
Payable for policy-related transactions ................              --                --           241,920
                                                             -----------       -----------       -----------
  Total liabilities ....................................           4,960         1,962,557           241,920
                                                             -----------       -----------       -----------
Net Assets .............................................     $18,608,845       $36,438,163       $33,116,319
                                                             ===========       ===========       ===========
Net Assets:
Accumulation Units .....................................     $18,589,637       $36,404,255       $33,084,918
Accumulation nonunitized ...............................              --                --                --
Retained by AXA Equitable in Separate Account FP .......          19,208            33,908            31,401
                                                             -----------       -----------       -----------
Total net assets .......................................     $18,608,845       $36,438,163       $33,116,319
                                                             ===========       ===========       ===========
Investments in shares of The Trusts, at cost ...........     $18,050,417       $33,402,650       $34,004,324
The Trusts shares held .................................
 Class A ...............................................         772,077           653,993         1,110,401
 Class B ...............................................       1,111,257         2,186,740         2,593,872

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                          AXA Premier VIP   AXA Premier VIP      Davis     EQ/AllianceBernstein
                                                           Mid Cap Value       Technology        Value         Common Stock
                                                          ---------------   ---------------   ----------   --------------------
Assets:
Investments in shares of The Trusts, at fair value .....    $64,030,705       $75,326,157     $1,294,737      $2,487,466,569
Receivable for The Trusts shares sold ..................             --            48,805             21           1,039,675
Receivable for policy-related transactions .............         84,395                --             --                  --
                                                            -----------       -----------     ----------      --------------
  Total assets .........................................    $64,115,100       $75,374,962     $1,294,758      $2,488,506,244
                                                            -----------       -----------     ----------      --------------
Liabilities:
Payable for The Trusts shares purchased ................         85,033                --             --                  --
Payable for policy-related transactions ................             --            59,551             21           2,590,492
                                                            -----------       -----------     ----------      --------------
  Total liabilities ....................................         85,033            59,551             21           2,590,492
                                                            -----------       -----------     ----------      --------------
Net Assets .............................................    $64,030,067       $75,315,411     $1,294,737      $2,485,915,752
                                                            ===========       ===========     ==========      ==============
Net Assets:
Accumulation Units .....................................    $63,888,566       $75,038,167     $1,292,385      $2,478,174,649
Accumulation nonunitized ...............................             --                --             --           6,267,643
Retained by AXA Equitable in Separate Account FP .......        141,501           277,244          2,352           1,473,460
                                                            -----------       -----------     ----------      --------------
Total net assets .......................................    $64,030,067       $75,315,411     $1,294,737      $2,485,915,752
                                                            ===========       ===========     ==========      ==============
Investments in shares of The Trusts, at cost ...........    $66,599,389       $61,545,668     $1,092,906      $2,447,389,138
The Trusts shares held .................................
 Class A ...............................................        957,642           764,001         88,802         114,395,377
 Class B ...............................................      5,513,877         6,088,072             --          11,324,371

                                                                                 EQ/AllianceBernstein
                                                                                    Intermediate
                                                          EQ/AllianceBernstein        Government        EQ/AllianceBernstein
                                                            Growth and Income         Securities           International
                                                          --------------------   --------------------   --------------------
Assets:
Investments in shares of The Trusts, at fair value .....      $565,643,736            $136,819,157          $794,717,512
Receivable for The Trusts shares sold ..................            26,000                   1,930                    --
Receivable for policy-related transactions .............                --                      --               357,494
                                                              ------------            ------------          ------------
  Total assets .........................................      $565,669,736            $136,821,087          $795,075,006
                                                              ------------            ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ................                --                      --               165,345
Payable for policy-related transactions ................           106,574                 566,876                    --
                                                              ------------            ------------          ------------
  Total liabilities ....................................           106,574                 566,876               165,345
                                                              ------------            ------------          ------------
Net Assets .............................................      $565,563,162            $136,254,211          $794,909,661
                                                              ============            ============          ============
Net Assets:
Accumulation Units .....................................      $564,614,170            $135,680,983          $792,666,078
Accumulation nonunitized ...............................           343,912                 213,700               773,396
Retained by AXA Equitable in Separate Account FP .......           605,080                 359,528             1,470,187
                                                              ------------            ------------          ------------
Total net assets .......................................      $565,563,162            $136,254,211          $794,909,661
                                                              ============            ============          ============
Investments in shares of The Trusts, at cost ...........      $464,195,662            $141,967,347          $491,319,971
The Trusts shares held .................................
 Class A ...............................................        20,717,144              11,095,139            49,082,340
 Class B ...............................................         6,482,715               3,067,684             6,120,296


-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                          EQ/AllianceBernstein                          EQ/AllianceBernstein
                                                               Large Cap         EQ/AllianceBernstein           Small
                                                                 Growth              Quality Bond            Cap Growth
                                                          --------------------   --------------------   --------------------
Assets:
Investments in shares of The Trusts, at fair value .....      $106,492,284           $133,450,978           $232,125,962
Receivable for The Trusts shares sold ..................                --                562,622                     --
Receivable for policy-related transactions .............            34,690                     --                 18,346
                                                              ------------           ------------           ------------
  Total assets .........................................      $106,526,974           $134,013,600           $232,144,308
                                                              ------------           ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ................            39,471                     --                 25,527
Payable for policy-related transactions ................                --                568,068                     --
                                                              ------------           ------------           ------------
  Total liabilities ....................................            39,471                568,068                 25,527
                                                              ------------           ------------           ------------
Net Assets .............................................      $106,487,503           $133,445,532           $232,118,781
                                                              ============           ============           ============
Net Assets:
Accumulation Units .....................................      $106,439,186           $133,288,707           $232,046,536
Accumulation nonunitized ...............................                --                120,063                     --
Retained by AXA Equitable in Separate Account FP .......            48,317                 36,762                 72,245
                                                              ------------           ------------           ------------
Total net assets .......................................      $106,487,503           $133,445,532           $232,118,781
                                                              ============           ============           ============
Investments in shares of The Trusts, at cost ...........      $ 95,409,008           $134,929,302           $188,407,963
The Trusts shares held .................................
 Class A ...............................................           728,058             10,184,967             10,442,637
 Class B ...............................................        13,119,566              3,179,098              3,836,498

                                                                                                   EQ/AXA Rosenberg     EQ/Boston
                                                          EQ/AllianceBernstein       EQ/Ariel      Value Long/Short     Advisors
                                                                  Value          Appreciation II        Equity        Equity Income
                                                          --------------------   ---------------   ----------------   -------------
Assets:
Investments in shares of The Trusts, at fair value .....      $306,381,855           $40,355          $15,307,922       $3,235,775
Receivable for The Trusts shares sold ..................            98,713                --               40,577               --
Receivable for policy-related transactions .............                --               107                   --            2,035
                                                              ------------           -------          -----------       ----------
  Total assets .........................................      $306,480,568           $40,462          $15,348,499       $3,237,810
                                                              ------------           -------          -----------       ----------
Liabilities:
Payable for The Trusts shares purchased ................                --                --                   --              601
Payable for policy-related transactions ................           149,619                --               40,577               --
                                                              ------------           -------          -----------       ----------
  Total liabilities ....................................           149,619                --               40,577              601
                                                              ------------           -------          -----------       ----------
Net Assets .............................................      $306,330,949           $40,462          $15,307,922       $3,237,209
                                                              ============           =======          ===========       ==========
Net Assets:
Accumulation Units .....................................      $306,134,825           $40,462          $15,059,688       $3,237,209
Accumulation nonunitized ...............................                --                --                   --               --
Retained by AXA Equitable in Separate Account FP .......           196,124                --              248,234               --
                                                              ------------           -------          -----------       ----------
Total net assets .......................................      $306,330,949           $40,462          $15,307,922       $3,237,209
                                                              ============           =======          ===========       ==========
Investments in shares of The Trusts, at cost ...........      $252,752,296           $37,583          $15,539,928       $3,067,824
The Trusts shares held .................................
 Class A ...............................................         2,147,850                --                   --               --
 Class B ...............................................        16,560,328             3,607            1,445,507          467,220


-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                          EQ/Calvert   EQ/Capital     EQ/Capital     EQ/Capital
                                                           Socially     Guardian       Guardian       Guardian
                                                          Responsible    Growth      International    Research
                                                          -----------  -----------   -------------  ------------
Assets:
Investments in shares of The Trusts, at fair value .....    $311,043    $4,397,693    $13,111,301    $89,953,394
Receivable for The Trusts shares sold ..................           4            --             --         15,523
Receivable for policy-related transactions .............       4,082            45         19,688             --
                                                            --------    ----------    -----------    -----------
  Total assets .........................................    $315,129    $4,397,738    $13,130,989    $89,968,917
                                                            --------    ----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ................          --            45         25,983             --
Payable for policy-related transactions ................          --            --             --         18,995
                                                            --------    ----------    -----------    -----------
  Total liabilities ....................................          --            45         25,983         18,995
                                                            --------    ----------    -----------    -----------
Net Assets .............................................    $315,129    $4,397,693    $13,105,006    $89,949,922
                                                            ========    ==========    ===========    ===========
Net Assets:
Accumulation Units .....................................    $233,229    $4,310,759    $12,897,503    $89,664,471
Accumulation nonunitized ...............................          --            --             --             --
Retained by AXA Equitable in Separate Account FP .......      81,900        86,934        207,503        285,451
                                                            --------    ----------    -----------    -----------
Total net assets .......................................    $315,129    $4,397,693    $13,105,006    $89,949,922
                                                            ========    ==========    ===========    ===========
Investments in shares of The Trusts, at cost ...........    $279,065    $3,916,479    $11,655,443    $66,890,369
The Trusts shares held .................................
 Class A ...............................................       9,032         9,951         36,295         61,529
 Class B ...............................................      27,355       303,963        907,419      6,388,096

                                                            EQ/Capital
                                                             Guardian    EQ/Caywood-Scholl    EQ/Equity
                                                           U.S. Equity    High Yield Bond     500 Index
                                                          ------------   -----------------  -------------
Assets:
Investments in shares of The Trusts, at fair value .....   $75,978,636        $139,987       $756,096,277
Receivable for The Trusts shares sold ..................            --              --                 --
Receivable for policy-related transactions .............       256,302             969          1,866,275
                                                           -----------        --------       ------------
  Total assets .........................................   $76,234,938        $140,956       $757,962,552
                                                           -----------        --------       ------------
Liabilities:
Payable for The Trusts shares purchased ................       265,289             388          2,005,788
Payable for policy-related transactions ................            --              --                 --
                                                           -----------        --------       ------------
  Total liabilities ....................................       265,289             388          2,005,788
                                                           -----------        --------       ------------
Net Assets .............................................   $75,969,649        $140,568       $755,956,764
                                                           ===========        ========       ============
Net Assets:
Accumulation Units .....................................   $75,744,198        $140,568       $755,201,827
Accumulation nonunitized ...............................            --              --            606,766
Retained by AXA Equitable in Separate Account FP .......       225,451              --            148,171
                                                           -----------        --------       ------------
Total net assets .......................................   $75,969,649        $140,568       $755,956,764
                                                           ===========        ========       ============
Investments in shares of The Trusts, at cost ...........   $70,921,027        $141,482       $644,786,386
The Trusts shares held .................................
 Class A ...............................................       843,366              --         24,617,231
 Class B ...............................................     5,600,778          30,257          4,577,465

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                           EQ/Evergreen
                                                          International   EQ/Evergreen       EQ/FI           EQ/FI
                                                               Bond           Omega         Mid Cap      Mid Cap Value
                                                          --------------  ------------   ------------   ---------------
Assets:
Investments in shares of The Trusts, at fair value .....     $267,025      $8,725,925    $123,853,045    $280,657,515
Receivable for The Trusts shares sold ..................           --           4,641          12,601         119,759
Receivable for policy-related transactions .............      155,166              --              --              --
                                                             --------      ----------    ------------    ------------
  Total assets .........................................     $422,191      $8,730,566    $123,865,646    $280,777,274
                                                             --------      ----------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ................      152,352              --              --              --
Payable for policy-related transactions ................           --           4,641          24,085         225,431
                                                             --------      ----------    ------------    ------------
  Total liabilities ....................................      152,352           4,641          24,085         225,431
                                                             --------      ----------    ------------    ------------
Net Assets .............................................     $269,839      $8,725,925    $123,841,561    $280,551,843
                                                             ========      ==========    ============    ============
Net Assets:
Accumulation Units .....................................     $269,839      $8,620,921    $123,576,635    $280,448,977
Accumulation nonunitized ...............................           --              --              --              --
Retained by AXA Equitable in Separate Account FP .......           --         105,004         264,926         102,866
                                                             --------      ----------    ------------    ------------
Total net assets .......................................     $269,839      $8,725,925    $123,841,561    $280,551,843
                                                             ========      ==========    ============    ============
Investments in shares of The Trusts, at cost ...........     $269,679      $8,686,743    $115,848,680    $250,123,813
The Trusts shares held .................................
 Class A ...............................................       20,987          18,846       1,870,521       1,683,268
 Class B ...............................................        5,786         994,805       9,743,173      17,932,961

                                                             EQ/GAMCO        EQ/GAMCO
                                                            Mergers and       Small       EQ/International
                                                           Acquisitions   Company Value        Growth
                                                          -------------   -------------   ----------------
Assets:
Investments in shares of The Trusts, at fair value .....      $95,003       $4,230,718        $78,490
Receivable for The Trusts shares sold ..................           --               --             14
Receivable for policy-related transactions .............        1,514           16,122            341
                                                              -------       ----------        -------
  Total assets .........................................      $96,517       $4,246,840        $78,845
                                                              -------       ----------        -------
Liabilities:
Payable for The Trusts shares purchased ................           88           11,952             --
Payable for policy-related transactions ................           --               --             --
                                                              -------       ----------        -------
  Total liabilities ....................................           88           11,952             --
                                                              -------       ----------        -------
Net Assets .............................................      $96,429       $4,234,888        $78,845
                                                              =======       ==========        =======
Net Assets:
Accumulation Units .....................................      $96,429       $4,234,888        $78,845
Accumulation nonunitized ...............................           --               --             --
Retained by AXA Equitable in Separate Account FP .......           --               --             --
                                                              -------       ----------        -------
Total net assets .......................................      $96,429       $4,234,888        $78,845
                                                              =======       ==========        =======
Investments in shares of The Trusts, at cost ...........      $96,180       $4,026,070        $72,816
The Trusts shares held .................................
 Class A ...............................................           --               --             --
 Class B ...............................................        7,744          140,541         12,132

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                          EQ/JPMorgan
                                                          EQ/Janus Large   EQ/JPMorgan       Value       EQ/Legg Mason
                                                            Cap Growth      Core Bond    Opportunities    Value Equity
                                                          --------------   -----------   -------------   --------------
Assets:
Investments in shares of The Trusts, at fair value .....    $27,459,517    $49,768,679    $43,450,718       $285,541
Receivable for The Trusts shares sold ..................             --             --             --             --
Receivable for policy-related transactions .............             --         36,031         39,724          2,169
                                                            -----------    -----------    -----------       --------
  Total assets .........................................    $27,459,517    $49,804,710    $43,490,442       $287,710
                                                            -----------    -----------    -----------       --------
Liabilities:
Payable for The Trusts shares purchased ................          4,339         37,988         42,827          1,485
Payable for policy-related transactions ................          1,851             --             --             --
                                                            -----------    -----------    -----------       --------
  Total liabilities ....................................          6,190         37,988         42,827          1,485
                                                            -----------    -----------    -----------       --------
Net Assets .............................................    $27,453,327    $49,766,722    $43,447,615       $286,225
                                                            ===========    ===========    ===========       ========
Net Assets:
Accumulation Units .....................................    $27,299,146    $49,630,308    $43,235,724       $286,225
Accumulation nonunitized ...............................             --             --             --             --
Retained by AXA Equitable in Separate Account FP .......        154,181        136,414        211,891             --
                                                            -----------    -----------    -----------       --------
Total net assets .......................................    $27,453,327    $49,766,722    $43,447,615       $286,225
                                                            ===========    ===========    ===========       ========
Investments in shares of The Trusts, at cost ...........    $23,399,625    $50,849,678    $37,214,920       $263,811
The Trusts shares held .................................
 Class A ...............................................        138,001      1,570,382         32,098             --
 Class B ...............................................      3,834,419      2,967,828      3,029,938         25,596

                                                                      EQ/Lord Abbett
                                                           EQ/Long        Growth       EQ/Lord Abbett
                                                          Term Bond     and Income     Large Cap Core
                                                          ---------   --------------   --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $65,664        $79,192         $23,149
Receivable for The Trusts shares sold ..................        --             --              --
Receivable for policy-related transactions .............       120            323              --
                                                           -------        -------         -------
  Total assets .........................................   $65,784        $79,515         $23,149
                                                           -------        -------         -------
Liabilities:
Payable for The Trusts shares purchased ................        --             18              --
Payable for policy-related transactions ................        --             --              --
                                                           -------        -------         -------
  Total liabilities ....................................        --             18              --
                                                           -------        -------         -------
Net Assets .............................................   $65,784        $79,497         $23,149
                                                           =======        =======         =======
Net Assets:
Accumulation Units .....................................   $65,784        $79,496         $23,149
Accumulation nonunitized ...............................        --             --              --
Retained by AXA Equitable in Separate Account FP .......        --              1              --
                                                           -------        -------         -------
Total net assets .......................................   $65,784        $79,497         $23,149
                                                           =======        =======         =======
Investments in shares of The Trusts, at cost ...........   $66,159        $74,437         $21,961
The Trusts shares held .................................
 Class A ...............................................        --             --              --
 Class B ...............................................     4,958          6,424           1,947

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                           EQ/Mercury       EQ/Mercury
                                                          EQ/Lord Abbett    EQ/Marsico        Basic       International
                                                           Mid Cap Value      Focus        Value Equity       Value
                                                          --------------   ------------    ------------   -------------
Assets:
Investments in shares of The Trusts, at fair value .....     $148,039      $152,793,049    $213,263,283   $195,618,256
Receivable for The Trusts shares sold ..................           --                --              --             --
Receivable for policy-related transactions .............          171           169,809         325,053         71,692
                                                             --------      ------------    ------------   ------------
  Total assets .........................................     $148,210      $152,962,858    $213,588,336   $195,689,948
                                                             --------      ------------    ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ................           --           197,049         346,614         84,887
Payable for policy-related transactions ................           --                --              --             --
                                                             --------      ------------    ------------   ------------
  Total liabilities ....................................           --           197,049         346,614         84,887
                                                             --------      ------------    ------------   ------------
Net Assets .............................................     $148,210      $152,765,809    $213,241,722   $195,605,061
                                                             ========      ============    ============   ============
Net Assets:
Accumulation Units .....................................     $148,209      $152,627,697    $213,086,965   $195,236,173
Accumulation nonunitized ...............................           --                --              --             --
Retained by AXA Equitable in Separate Account FP .......            1           138,112         154,757        368,888
                                                             --------      ------------    ------------   ------------
Total net assets .......................................     $148,210      $152,765,809    $213,241,722   $195,605,061
                                                             ========      ============    ============   ============
Investments in shares of The Trusts, at cost ...........     $138,128      $128,296,684    $180,556,450   $145,048,886
The Trusts shares held .................................
 Class A ...............................................           --         1,668,196         963,547      1,279,694
 Class B ...............................................       11,872         7,424,741      11,533,587     10,452,604

                                                          EQ/MFS Emerging
                                                               Growth       EQ/MFS Investors     EQ/Money
                                                             Companies            Trust           Market
                                                          ---------------   ----------------   ------------
Assets:
Investments in shares of The Trusts, at fair value .....    $166,607,131       $12,640,020     $354,318,301
Receivable for The Trusts shares sold ..................          61,642             4,968           49,790
Receivable for policy-related transactions .............              --                --               --
                                                            ------------       -----------     ------------
  Total assets .........................................    $166,668,773       $12,644,988     $354,368,091
                                                            ------------       -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ................              --                --               --
Payable for policy-related transactions ................          95,869             4,968          835,909
                                                            ------------       -----------     ------------
  Total liabilities ....................................          95,869             4,968          835,909
                                                            ------------       -----------     ------------
Net Assets .............................................    $166,572,904       $12,640,020     $353,532,182
                                                            ============       ===========     ============
Net Assets:
Accumulation Units .....................................    $166,500,306       $12,393,086     $352,620,409
Accumulation nonunitized ...............................              --                --          811,385
Retained by AXA Equitable in Separate Account FP .......          72,598           246,934          100,388
                                                            ------------       -----------     ------------
Total net assets .......................................    $166,572,904       $12,640,020     $353,532,182
                                                            ============       ===========     ============
Investments in shares of The Trusts, at cost ...........    $142,193,334       $10,192,363     $354,653,805
The Trusts shares held .................................
 Class A ...............................................         297,170            17,804      297,818,071
 Class B ...............................................      10,514,962         1,099,435       56,480,353

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                           EQ/Montag &                  EQ/Short
                                                            Caldwell       EQ/PIMCO     Duration     EQ/Small
                                                             Growth      Real Return      Bond       Cap Value
                                                          ------------   -----------    --------   -------------
Assets:
Investments in shares of The Trusts, at fair value .....    $472,019       $311,966     $61,679    $49,655,913
Receivable for The Trusts shares sold ..................          --             --          --             --
Receivable for policy-related transactions .............          28             --          --         23,427
                                                            --------       --------     -------    -----------
  Total assets .........................................    $472,047       $311,966     $61,679    $49,679,340
                                                            --------       --------     -------    -----------
Liabilities:
Payable for The Trusts shares purchased ................          28             --          --         23,580
Payable for policy-related transactions ................          --             --          --             --
                                                            --------       --------     -------    -----------
  Total liabilities ....................................          28             --          --         23,580
                                                            --------       --------     -------    -----------
Net Assets .............................................    $472,019       $311,966     $61,679    $49,655,760
                                                            ========       ========     =======    ===========
Net Assets:
Accumulation Units .....................................    $472,019       $311,966     $61,679    $49,504,504
Accumulation nonunitized ...............................          --             --          --             --
Retained by AXA Equitable in Separate Account FP .......          --             --          --        151,256
                                                            --------       --------     -------    -----------
Total net assets .......................................    $472,019       $311,966     $61,679    $49,655,760
                                                            ========       ========     =======    ===========
Investments in shares of The Trusts, at cost ...........    $440,529       $324,419     $62,436    $50,012,738
The Trusts shares held .................................
 Class A ...............................................          --             --          --      1,052,484
 Class B ...............................................      86,601         31,903       6,176      2,570,124

                                                             EQ/Small      EQ/Small
                                                             Company        Company       EQ/TCW
                                                              Growth         Index        Equity
                                                            ----------    -----------    --------
Assets:
Investments in shares of The Trusts, at fair value .....    $2,584,344    $48,276,104    $660,949
Receivable for The Trusts shares sold ..................            --        224,851       1,576
Receivable for policy-related transactions .............        10,718             --          --
                                                            ----------    -----------    --------
  Total assets .........................................    $2,595,062    $48,500,955    $662,525
                                                            ----------    -----------    --------
Liabilities:
Payable for The Trusts shares purchased ................         7,647             --          --
Payable for policy-related transactions ................            --        224,836       1,576
                                                            ----------    -----------    --------
  Total liabilities ....................................         7,647        224,836       1,576
                                                            ----------    -----------    --------
Net Assets .............................................    $2,587,415    $48,276,119    $660,949
                                                            ==========    ===========    ========
Net Assets:
Accumulation Units .....................................    $2,587,415    $48,074,597    $660,949
Accumulation nonunitized ...............................            --             --          --
Retained by AXA Equitable in Separate Account FP .......            --        201,522          --
                                                            ----------    -----------    --------
Total net assets .......................................    $2,587,415    $48,276,119    $660,949
                                                            ==========    ===========    ========
Investments in shares of The Trusts, at cost ...........    $2,527,546    $45,448,927    $653,452
The Trusts shares held .................................
 Class A ...............................................            --      2,825,485          --
 Class B ...............................................       271,640        885,143      31,168

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

                                                                                          EQ/Van Kampen
                                                                                            Emerging      EQ/Van Kampen
                                                          EQ/UBS Growth   EQ/Van Kampen      Markets         Mid Cap
                                                            and Income       Comstock        Equity           Growth
                                                          -------------   -------------   -------------   -------------
Assets:
Investments in shares of The Trusts, at fair value .....     $963,835        $103,204     $278,075,214       $89,625
Receivable for The Trusts shares sold ..................           --              --               --            --
Receivable for policy-related transactions .............          630             303          478,799           494
                                                             --------        --------     ------------       -------
  Total assets .........................................     $964,465        $103,507     $278,554,013       $90,119
                                                             --------        --------     ------------       -------
Liabilities:
Payable for The Trusts shares purchased ................          680              --          478,842             3
Payable for policy-related transactions ................           --              --               --            --
                                                             --------        --------     ------------       -------
  Total liabilities ....................................          680              --          478,842             3
                                                             --------        --------     ------------       -------
Net Assets .............................................     $963,785        $103,507     $278,075,171       $90,116
                                                             ========        ========     ============       =======
Net Assets:
Accumulation Units .....................................     $963,785        $103,507     $277,720,911       $90,116
Accumulation nonunitized ...............................           --              --               --            --
Retained by AXA Equitable in Separate Account FP .......           --              --          354,260            --
                                                             --------        --------     ------------       -------
Total net assets .......................................     $963,785        $103,507     $278,075,171       $90,116
                                                             ========        ========     ============       =======
Investments in shares of The Trusts, at cost ...........     $867,649        $ 98,991     $192,547,319       $85,150
The Trusts shares held .................................
 Class A ...............................................           --              --        1,625,538            --
 Class B ...............................................      141,321           8,797       15,509,574         6,647

                                                          EQ/Wells Fargo    Fidelity VIP
                                                            Montgomery     Asset Manager:   Fidelity VIP
                                                             Small Cap         Growth        Contrafund
                                                          --------------   --------------   ------------
Assets:
Investments in shares of The Trusts, at fair value .....     $138,149        $2,923,695     $36,939,200
Receivable for The Trusts shares sold ..................           --             1,720         144,156
Receivable for policy-related transactions .............        1,076                --              --
                                                             --------        ----------     -----------
  Total assets .........................................     $139,225        $2,925,415     $37,083,356
                                                             --------        ----------     -----------
Liabilities:
Payable for The Trusts shares purchased ................           97                --              --
Payable for policy-related transactions ................           --             1,720         144,152
                                                             --------        ----------     -----------
  Total liabilities ....................................           97             1,720         144,152
                                                             --------        ----------     -----------
Net Assets .............................................     $139,128        $2,923,695     $36,939,204
                                                             ========        ==========     ===========
Net Assets:
Accumulation Units .....................................     $139,128        $2,923,695     $36,939,204
Accumulation nonunitized ...............................           --                --              --
Retained by AXA Equitable in Separate Account FP .......           --                --              --
                                                             --------        ----------     -----------
Total net assets .......................................     $139,128        $2,923,695     $36,939,204
                                                             ========        ==========     ===========
Investments in shares of The Trusts, at cost ...........     $134,967        $2,794,645     $35,936,448
The Trusts shares held .................................
 Class A ...............................................           --                --              --
 Class B ...............................................       10,319           217,861       1,187,374

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                                           Fidelity VIP
                                                           Fidelity VIP     Fidelity VIP    Fidelity VIP    Investment
                                                          Equity-Income   Growth & Income    High Income    Grade Bond
                                                          -------------   ---------------   ------------   ------------
Assets:
Investments in shares of The Trusts, at fair value .....   $10,114,170       $3,488,462      $8,621,247     $8,360,027
Receivable for The Trusts shares sold ..................            --               --              --             --
Receivable for policy-related transactions .............       207,307            4,405         234,444        771,141
                                                           -----------       ----------      ----------     ----------
  Total assets .........................................   $10,321,477       $3,492,867      $8,855,691     $9,131,168
                                                           -----------       ----------      ----------     ----------
Liabilities:
Payable for The Trusts shares purchased ................       207,307            4,404         234,444        771,141
Payable for policy-related transactions ................            --               --              --             --
                                                           -----------       ----------      ----------     ----------
  Total liabilities ....................................       207,307            4,404         234,444        771,141
                                                           -----------       ----------      ----------     ----------
Net Assets .............................................   $10,114,170       $3,488,463      $8,621,247     $8,360,027
                                                           ===========       ==========      ==========     ==========
Net Assets:
Accumulation Units .....................................   $10,114,170       $3,488,463      $8,621,247     $8,360,027
Accumulation nonunitized ...............................            --               --              --             --
Retained by AXA Equitable in Separate Account FP .......            --               --              --             --
                                                           -----------       ----------      ----------     ----------
Total net assets .......................................   $10,114,170       $3,488,463      $8,621,247     $8,360,027
                                                           ===========       ==========      ==========     ==========
Investments in shares of The Trusts, at cost ...........   $ 9,901,314       $3,241,922      $8,728,907     $8,250,410
The Trusts shares held .................................
 Class A ...............................................            --               --              --             --
 Class B ...............................................       390,961          219,953       1,379,400        665,607

                                                                                       Fidelity VIP
                                                         Fidelity VIP   Fidelity VIP       Value
                                                            Mid Cap         Value       Strategies
                                                         ------------   ------------   ------------
Assets:
Investments in shares of The Trusts, at fair value .....  $32,947,602     $4,322,953     $4,109,344
Receivable for The Trusts shares sold ..................           --        149,190            347
Receivable for policy-related transactions .............       16,291             --             --
                                                          -----------     ----------     ----------
  Total assets .........................................  $32,963,893     $4,472,143     $4,109,691
                                                          -----------     ----------     ----------
Liabilities:
Payable for The Trusts shares purchased ................       16,133             --             --
Payable for policy-related transactions ................           --        149,190            346
                                                          -----------     ----------     ----------
  Total liabilities ....................................       16,133        149,190            346
                                                          -----------     ----------     ----------
Net Assets .............................................  $32,947,760     $4,322,953     $4,109,345
                                                          ===========     ==========     ==========
Net Assets:
Accumulation Units .....................................  $32,947,760     $4,322,953     $4,109,345
Accumulation nonunitized ...............................           --             --             --
Retained by AXA Equitable in Separate Account FP .......           --             --             --
                                                          -----------     ----------     ----------
Total net assets .......................................  $32,947,760     $4,322,953     $4,109,345
                                                          ===========     ==========     ==========
Investments in shares of The Trusts, at cost ...........  $31,253,762     $3,947,741     $3,933,792
The Trusts shares held .................................
 Class A ...............................................           --             --         43,134
 Class B ...............................................      961,974        304,847             --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                            MFS Mid       OpCap          PIMCO       U.S. Real      Vanguard VIF
                                                          Cap Growth   Renaissance   Total Return      Estate       Equity Index
                                                          ----------   -----------   ------------   ------------    ------------
Assets:
Investments in shares of The Trusts, at fair value .....   $312,720    $20,234,003     $579,705     $123,078,313     $4,291,603
Receivable for The Trusts shares sold ..................          5             --           10               --             71
Receivable for policy-related transactions .............         --          7,696           --          548,556             --
                                                           --------    -----------     --------     ------------     ----------
  Total assets .........................................   $312,725    $20,241,699     $579,715     $123,626,869     $4,291,674
                                                           --------    -----------     --------     ------------     ----------
Liabilities:
Payable for The Trusts shares purchased ................         --          7,695           --          550,808             --
Payable for policy-related transactions ................          5             --           10               --             71
                                                           --------    -----------     --------     ------------     ----------
  Total liabilities ....................................          5          7,695           10          550,808             71
                                                           --------    -----------     --------     ------------     ----------
Net Assets .............................................   $312,720    $20,234,004     $579,705     $123,076,061     $4,291,603
                                                           ========    ===========     ========     ============     ==========
Net Assets:
Accumulation Units .....................................   $312,284    $20,163,871     $569,894     $123,001,110     $4,256,797
Accumulation nonunitized ...............................         --             --           --               --             --
Retained by AXA Equitable in Separate Account FP .......        436         70,133        9,811           74,951         34,806
                                                           --------    -----------     --------     ------------     ----------
Total net assets .......................................   $312,720    $20,234,004     $579,705     $123,076,061     $4,291,603
                                                           ========    ===========     ========     ============     ==========
Investments in shares of The Trusts, at cost ...........   $295,194    $18,379,742     $592,695     $ 95,844,882     $3,973,163
The Trusts shares held .................................
 Class A ...............................................         --      1,314,750       56,786        4,163,450        144,693
 Class B ...............................................    305,725             --           --           28,846             --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

              (Continued)

                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                ----------------     ---------------     -------------------------
AXA Aggressive Allocation ..................     Class A 0.00%          $ 157.24                      75
AXA Aggressive Allocation ..................     Class A 0.60%          $ 154.20                     148
AXA Aggressive Allocation ..................     Class A 0.80%          $ 153.20                       1
AXA Aggressive Allocation ..................     Class A 0.90%          $ 152.70                       9
AXA Aggressive Allocation ..................     Class B 0.00%          $ 155.98                      15
AXA Aggressive Allocation ..................     Class B 0.60%          $ 152.96                      53
AXA Aggressive Allocation ..................     Class B 0.90%          $ 151.47                      --
AXA Conservative Allocation ................     Class A 0.00%          $ 119.38                      11
AXA Conservative Allocation ................     Class A 0.60%          $ 117.07                      24
AXA Conservative Allocation ................     Class A 0.80%          $ 116.31                      --
AXA Conservative Allocation ................     Class A 0.90%          $ 115.93                       2
AXA Conservative Allocation ................     Class B 0.00%          $ 118.42                      --
AXA Conservative Allocation ................     Class B 0.60%          $ 116.13                       7
AXA Conservative Allocation ................     Class B 0.90%          $ 115.00                      --
AXA Conservative-Plus Allocation ...........     Class A 0.00%          $ 127.46                      19
AXA Conservative-Plus Allocation ...........     Class A 0.60%          $ 124.99                      23
AXA Conservative-Plus Allocation ...........     Class A 0.80%          $ 124.18                      --
AXA Conservative-Plus Allocation ...........     Class A 0.90%          $ 123.77                       2
AXA Conservative-Plus Allocation ...........     Class B 0.00%          $ 126.43                       1
AXA Conservative-Plus Allocation ...........     Class B 0.60%          $ 123.98                       6
AXA Conservative-Plus Allocation ...........     Class B 0.90%          $ 122.77                      --
AXA Moderate Allocation ....................     Class A 0.00%          $ 275.48                     462
AXA Moderate Allocation ....................     Class A 0.60%          $ 626.65                   1,843
AXA Moderate Allocation ....................     Class A 0.80%          $ 205.62                      23
AXA Moderate Allocation ....................     Class A 0.90%          $ 262.11                     407
AXA Moderate Allocation ....................     Class B 0.00%          $ 275.48                      --
AXA Moderate Allocation ....................     Class B 0.00%          $ 137.35                      10
AXA Moderate Allocation ....................     Class B 0.60%          $ 133.98                     628
AXA Moderate Allocation ....................     Class B 0.90%          $ 143.03                      --
AXA Moderate-Plus Allocation ...............     Class A 0.00%          $ 148.98                     272
AXA Moderate-Plus Allocation ...............     Class A 0.60%          $ 146.10                     365
AXA Moderate-Plus Allocation ...............     Class A 0.80%          $ 145.15                       2
AXA Moderate-Plus Allocation ...............     Class A 0.90%          $ 144.67                      44
AXA Moderate-Plus Allocation ...............     Class B 0.00%          $ 147.77                      44
AXA Moderate-Plus Allocation ...............     Class B 0.60%          $ 144.92                     155
AXA Moderate-Plus Allocation ...............     Class B 0.90%          $ 143.50                      --
AXA Premier VIP Aggressive Equity ..........     Class A 0.00%          $ 176.65                     272
AXA Premier VIP Aggressive Equity ..........     Class A 0.60%          $ 717.00                     598
AXA Premier VIP Aggressive Equity ..........     Class A 0.80%          $ 106.54                      32
AXA Premier VIP Aggressive Equity ..........     Class A 0.90%          $ 192.22                     138
AXA Premier VIP Aggressive Equity ..........     Class B 0.00%          $ 176.65                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.00%          $  91.14                       1
AXA Premier VIP Aggressive Equity ..........     Class B 0.60%          $  87.41                     188
AXA Premier VIP Aggressive Equity ..........     Class B 0.90%          $  85.21                      --
AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 118.00                     126
AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 111.50                       6
AXA Premier VIP Core Bond ..................     Class A 0.60%          $ 120.76                       4
AXA Premier VIP Core Bond ..................     Class B 0.00%          $ 123.10                      96
AXA Premier VIP Core Bond ..................     Class B 0.60%          $ 119.45                     361
AXA Premier VIP Core Bond ..................     Class B 0.80%          $ 118.26                       1
AXA Premier VIP Core Bond ..................     Class B 0.90%          $ 117.67                      24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                   ----------------     ---------------     -------------------------
AXA Premier VIP Health Care ...................     Class A 0.00%          $ 164.58                     33
AXA Premier VIP Health Care ...................     Class A 0.00%          $ 132.38                      2
AXA Premier VIP Health Care ...................     Class A 0.60%          $ 127.35                      7
AXA Premier VIP Health Care ...................     Class B 0.00%          $ 129.34                     42
AXA Premier VIP Health Care ...................     Class B 0.60%          $ 125.51                    134
AXA Premier VIP Health Care ...................     Class B 0.80%          $ 124.25                     --
AXA Premier VIP Health Care ...................     Class B 0.90%          $ 123.63                      6
AXA Premier VIP High Yield ....................     Class A 0.00%          $ 218.91                    261
AXA Premier VIP High Yield ....................     Class A 0.60%          $ 387.79                    324
AXA Premier VIP High Yield ....................     Class A 0.80%          $ 156.10                      7
AXA Premier VIP High Yield ....................     Class A 0.90%          $ 234.32                     47
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 218.91                     --
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 133.89                      4
AXA Premier VIP High Yield ....................     Class B 0.60%          $ 110.42                    208
AXA Premier VIP High Yield ....................     Class B 0.90%          $ 107.64                     --
AXA Premier VIP International Equity ..........     Class A 0.00%          $ 247.23                     56
AXA Premier VIP International Equity ..........     Class A 0.60%          $ 181.12                      4
AXA Premier VIP International Equity ..........     Class B 0.00%          $ 235.00                      7
AXA Premier VIP International Equity ..........     Class B 0.60%          $ 175.94                    282
AXA Premier VIP International Equity ..........     Class B 0.80%          $ 228.16                     --
AXA Premier VIP International Equity ..........     Class B 0.90%          $ 173.31                     19
AXA Premier VIP Large Cap Core Equity .........     Class A 0.00%          $ 181.92                     20
AXA Premier VIP Large Cap Core Equity .........     Class A 0.60%          $ 130.58                      1
AXA Premier VIP Large Cap Core Equity .........     Class B 0.00%          $ 164.10                      1
AXA Premier VIP Large Cap Core Equity .........     Class B 0.60%          $ 128.06                     28
AXA Premier VIP Large Cap Core Equity .........     Class B 0.80%          $ 159.32                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.90%          $ 126.14                      1
AXA Premier VIP Large Cap Growth ..............     Class A 0.00%          $ 156.00                     48
AXA Premier VIP Large Cap Growth ..............     Class A 0.60%          $ 106.85                      1
AXA Premier VIP Large Cap Growth ..............     Class B 0.00%          $ 140.62                      3
AXA Premier VIP Large Cap Growth ..............     Class B 0.60%          $ 100.08                     97
AXA Premier VIP Large Cap Growth ..............     Class B 0.80%          $ 136.52                     --
AXA Premier VIP Large Cap Growth ..............     Class B 0.90%          $  98.58                      7
AXA Premier VIP Large Cap Value ...............     Class A 0.00%          $ 203.70                     39
AXA Premier VIP Large Cap Value ...............     Class A 0.60%          $ 149.76                      2
AXA Premier VIP Large Cap Value ...............     Class B 0.00%          $ 186.58                      5
AXA Premier VIP Large Cap Value ...............     Class B 0.60%          $ 149.10                    172
AXA Premier VIP Large Cap Value ...............     Class B 0.80%          $ 181.15                     --
AXA Premier VIP Large Cap Value ...............     Class B 0.90%          $ 146.87                      8
AXA Premier VIP Mid Cap Growth ................     Class A 0.00%          $ 202.62                     49
AXA Premier VIP Mid Cap Growth ................     Class A 0.60%          $ 120.20                      2
AXA Premier VIP Mid Cap Growth ................     Class B 0.00%          $ 181.19                      4
AXA Premier VIP Mid Cap Growth ................     Class B 0.60%          $ 113.52                    182
AXA Premier VIP Mid Cap Growth ................     Class B 0.80%          $ 175.92                     --
AXA Premier VIP Mid Cap Growth ................     Class B 0.90%          $ 111.81                     15
AXA Premier VIP Mid Cap Value .................     Class A 0.00%          $ 224.61                     39
AXA Premier VIP Mid Cap Value .................     Class A 0.00%          $ 147.86                      4
AXA Premier VIP Mid Cap Value .................     Class A 0.60%          $ 144.73                      2
AXA Premier VIP Mid Cap Value .................     Class B 0.00%          $ 149.00                     72
AXA Premier VIP Mid Cap Value .................     Class B 0.60%          $ 144.59                    282

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                    Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                    ----------------     ---------------     -------------------------
AXA Premier VIP Mid Cap Value ..................     Class B 0.80%          $ 143.14                       1
AXA Premier VIP Mid Cap Value ..................     Class B 0.90%          $ 142.42                      19
AXA Premier VIP Technology .....................     Class A 0.00%          $ 223.55                      35
AXA Premier VIP Technology .....................     Class A 0.60%          $ 121.34                       5
AXA Premier VIP Technology .....................     Class B 0.00%          $ 184.01                      44
AXA Premier VIP Technology .....................     Class B 0.60%          $ 110.06                     507
AXA Premier VIP Technology .....................     Class B 0.80%          $ 178.65                       1
AXA Premier VIP Technology .....................     Class B 0.90%          $ 108.42                      22
Davis Value ....................................     Class A 0.60%          $ 159.14                       8
EQ/AllianceBernstein Common Stock ..............     Class A 0.00%          $ 354.17                     747
EQ/AllianceBernstein Common Stock ..............     Class A 0.60%          $ 949.18                   1,932
EQ/AllianceBernstein Common Stock ..............     Class A 0.80%          $ 232.10                      68
EQ/AllianceBernstein Common Stock ..............     Class A 0.90%          $ 398.15                     360
EQ/AllianceBernstein Common Stock ..............     Class B 0.00%          $ 354.17                       1
EQ/AllianceBernstein Common Stock ..............     Class B 0.00%          $ 111.99                      12
EQ/AllianceBernstein Common Stock ..............     Class B 0.60%          $ 128.92                   1,715
EQ/AllianceBernstein Common Stock ..............     Class B 0.90%          $ 125.68                      --
EQ/AllianceBernstein Growth and Income .........     Class A 0.00%          $ 426.84                     249
EQ/AllianceBernstein Growth and Income .........     Class A 0.60%          $ 389.92                     725
EQ/AllianceBernstein Growth and Income .........     Class A 0.80%          $ 304.94                      14
EQ/AllianceBernstein Growth and Income .........     Class A 0.90%          $ 374.62                     100
EQ/AllianceBernstein Growth and Income .........     Class B 0.00%          $ 160.97                       3
EQ/AllianceBernstein Growth and Income .........     Class B 0.60%          $ 157.47                     849
EQ/AllianceBernstein Growth and Income .........     Class B 0.90%          $ 177.31                      --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.00%          $ 192.11                     192
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.60%          $ 218.70                     278
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.80%          $ 157.54                       4
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.90%          $ 179.97                      45
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.00%          $ 192.11                       1
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.00%          $ 139.68                       1
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.60%          $ 133.38                     218
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.90%          $ 133.20                      --
EQ/AllianceBernstein International .............     Class A 0.00%          $ 221.66                     521
EQ/AllianceBernstein International .............     Class A 0.60%          $ 206.54                   2,608
EQ/AllianceBernstein International .............     Class A 0.80%          $ 170.93                      18
EQ/AllianceBernstein International .............     Class A 0.90%          $ 199.34                     245
EQ/AllianceBernstein International .............     Class B 0.00%          $ 153.24                       9
EQ/AllianceBernstein International .............     Class B 0.60%          $ 155.32                     551
EQ/AllianceBernstein International .............     Class B 0.90%          $ 148.60                      --
EQ/AllianceBernstein Large Cap Growth ..........     Class A 0.00%          $ 154.70                      33
EQ/AllianceBernstein Large Cap Growth ..........     Class A 0.00%          $ 128.69                       4
EQ/AllianceBernstein Large Cap Growth ..........     Class A 0.60%          $ 109.40                       1
EQ/AllianceBernstein Large Cap Growth ..........     Class B 0.00%          $  77.95                     115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                          Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                          ----------------     ---------------     -------------------------
EQ/AllianceBernstein Large Cap Growth ................     Class B 0.60%          $  74.48                   1,178
EQ/AllianceBernstein Large Cap Growth ................     Class B 0.80%          $  73.35                      10
EQ/AllianceBernstein Large Cap Growth ................     Class B 0.90%          $  72.80                      46
EQ/AllianceBernstein Quality Bond ....................     Class A 0.00%          $ 214.84                     169
EQ/AllianceBernstein Quality Bond ....................     Class A 0.60%          $ 187.14                     310
EQ/AllianceBernstein Quality Bond ....................     Class A 0.80%          $ 173.28                       3
EQ/AllianceBernstein Quality Bond ....................     Class A 0.90%          $ 179.79                      38
EQ/AllianceBernstein Quality Bond ....................     Class B 0.00%          $ 146.64                       1
EQ/AllianceBernstein Quality Bond ....................     Class B 0.60%          $ 139.81                     225
EQ/AllianceBernstein Quality Bond ....................     Class B 0.90%          $ 138.66                      --
EQ/AllianceBernstein Small Cap Growth ................     Class A 0.00%          $ 212.05                     225
EQ/AllianceBernstein Small Cap Growth ................     Class A 0.60%          $ 200.07                     545
EQ/AllianceBernstein Small Cap Growth ................     Class A 0.80%          $ 196.21                       7
EQ/AllianceBernstein Small Cap Growth ................     Class A 0.90%          $ 194.31                      65
EQ/AllianceBernstein Small Cap Growth ................     Class B 0.00%          $ 176.25                       2
EQ/AllianceBernstein Small Cap Growth ................     Class B 0.60%          $ 150.13                     405
EQ/AllianceBernstein Small Cap Growth ................     Class B 0.90%          $ 146.35                      --
EQ/AllianceBernstein Value ...........................     Class A 0.00%          $ 207.97                     152
EQ/AllianceBernstein Value ...........................     Class A 0.00%          $ 154.09                      14
EQ/AllianceBernstein Value ...........................     Class A 0.60%          $ 152.45                       9
EQ/AllianceBernstein Value ...........................     Class B 0.00%          $ 157.30                     336
EQ/AllianceBernstein Value ...........................     Class B 0.60%          $ 174.30                   1,126
EQ/AllianceBernstein Value ...........................     Class B 0.60%          $ 149.69                      14
EQ/AllianceBernstein Value ...........................     Class B 0.80%          $ 148.27                       6
EQ/AllianceBernstein Value ...........................     Class B 0.90%          $ 169.92                     110
EQ/Ariel Appreciation II .............................     Class B 0.00%          $ 115.56                      --
EQ/AXA Rosenberg VIT Value Long/Short Equity .........     Class B 0.00%          $ 108.96                      21
EQ/AXA Rosenberg VIT Value Long/Short Equity .........     Class B 0.60%          $ 106.57                     115
EQ/AXA Rosenberg VIT Value Long/Short Equity .........     Class B 0.80%          $ 105.78                      --
EQ/AXA Rosenberg VIT Value Long/Short Equity .........     Class B 0.90%          $ 105.39                       5
EQ/Boston Advisors Equity Income .....................     Class B 0.00%          $ 132.07                      25
EQ/Calvert Socially Responsible ......................     Class A 0.00%          $ 157.48                      --
EQ/Calvert Socially Responsible ......................     Class B 0.00%          $  99.90                      --
EQ/Calvert Socially Responsible ......................     Class B 0.60%          $  95.56                       2
EQ/Calvert Socially Responsible ......................     Class B 0.80%          $  94.15                      --
EQ/Calvert Socially Responsible ......................     Class B 0.90%          $  93.45                      --
EQ/Capital Guardian Growth ...........................     Class A 0.00%          $ 152.85                      --
EQ/Capital Guardian Growth ...........................     Class B 0.00%          $  83.22                       2
EQ/Capital Guardian Growth ...........................     Class B 0.60%          $  91.60                      39
EQ/Capital Guardian Growth ...........................     Class B 0.60%          $  80.42                       6
EQ/Capital Guardian Growth ...........................     Class B 0.80%          $  78.44                      --
EQ/Capital Guardian Growth ...........................     Class B 0.90%          $  89.30                      --
EQ/Capital Guardian International ....................     Class A 0.00%          $ 226.98                       1
EQ/Capital Guardian International ....................     Class A 0.60%          $ 173.18                       1
EQ/Capital Guardian International ....................     Class B 0.00%          $ 148.97                       5
EQ/Capital Guardian International ....................     Class B 0.60%          $ 142.08                      81
EQ/Capital Guardian International ....................     Class B 0.80%          $ 140.42                      --
EQ/Capital Guardian International ....................     Class B 0.90%          $ 138.96                       2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ----------------     ---------------     -------------------------
EQ/Capital Guardian Research ..............     Class A 0.00%          $ 190.31                      --
EQ/Capital Guardian Research ..............     Class A 0.00%          $ 140.09                       3
EQ/Capital Guardian Research ..............     Class A 0.60%          $ 127.46                       2
EQ/Capital Guardian Research ..............     Class B 0.00%          $ 146.37                     117
EQ/Capital Guardian Research ..............     Class B 0.60%          $ 140.05                     448
EQ/Capital Guardian Research ..............     Class B 0.80%          $ 138.00                       5
EQ/Capital Guardian Research ..............     Class B 0.90%          $ 136.99                      61
EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 196.10                      43
EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 134.89                       5
EQ/Capital Guardian U.S. Equity ...........     Class A 0.60%          $ 130.06                       6
EQ/Capital Guardian U.S. Equity ...........     Class B 0.00%          $ 139.41                      68
EQ/Capital Guardian U.S. Equity ...........     Class B 0.60%          $ 133.39                     391
EQ/Capital Guardian U.S. Equity ...........     Class B 0.80%          $ 131.44                       1
EQ/Capital Guardian U.S. Equity ...........     Class B 0.90%          $ 130.47                      31
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.00%          $ 113.26                       1
EQ/Equity 500 Index .......................     Class A 0.00%          $ 361.77                     466
EQ/Equity 500 Index .......................     Class A 0.60%          $ 338.40                   1,183
EQ/Equity 500 Index .......................     Class A 0.80%          $ 232.28                      20
EQ/Equity 500 Index .......................     Class A 0.90%          $ 325.53                     196
EQ/Equity 500 Index .......................     Class B 0.00%          $ 110.89                       6
EQ/Equity 500 Index .......................     Class B 0.60%          $ 109.45                   1,072
EQ/Equity 500 Index .......................     Class B 0.90%          $ 122.77                      --
EQ/Evergreen International Bond ...........     Class A 0.00%          $ 104.81                       2
EQ/Evergreen International Bond ...........     Class B 0.00%          $ 101.15                       1
EQ/Evergreen Omega ........................     Class A 0.00%          $ 167.56                      --
EQ/Evergreen Omega ........................     Class A 0.00%          $ 118.85                       1
EQ/Evergreen Omega ........................     Class B 0.00%          $  97.08                      17
EQ/Evergreen Omega ........................     Class B 0.60%          $  90.01                      72
EQ/Evergreen Omega ........................     Class B 0.80%          $  91.53                      --
EQ/Evergreen Omega ........................     Class B 0.90%          $  90.85                       4
EQ/Evergreen Omega ........................     Class B 0.90%          $  87.98                      --
EQ/FI Mid Cap .............................     Class A 0.00%          $ 216.67                      86
EQ/FI Mid Cap .............................     Class A 0.00%          $ 146.42                       4
EQ/FI Mid Cap .............................     Class A 0.60%          $ 157.79                       5
EQ/FI Mid Cap .............................     Class B 0.00%          $ 140.14                      94
EQ/FI Mid Cap .............................     Class B 0.60%          $ 134.91                     639
EQ/FI Mid Cap .............................     Class B 0.80%          $ 133.20                       2
EQ/FI Mid Cap .............................     Class B 0.90%          $ 132.35                      30
EQ/FI Mid Cap Value .......................     Class A 0.00%          $ 212.78                     102
EQ/FI Mid Cap Value .......................     Class A 0.00%          $ 153.22                      10
EQ/FI Mid Cap Value .......................     Class A 0.60%          $ 156.38                       6
EQ/FI Mid Cap Value .......................     Class B 0.00%          $ 200.16                     187
EQ/FI Mid Cap Value .......................     Class B 0.60%          $ 188.86                   1,009
EQ/FI Mid Cap Value .......................     Class B 0.60%          $ 183.46                      64
EQ/FI Mid Cap Value .......................     Class B 0.80%          $ 185.21                       7
EQ/FI Mid Cap Value .......................     Class B 0.90%          $ 183.42                      84
EQ/FI Mid Cap Value .......................     Class B 0.90%          $ 144.61                      --
EQ/GAMCO Mergers and Acquisitions .........     Class B 0.00%          $ 118.92                       1
EQ/GAMCO Small Company Value ..............     Class B 0.00%          $ 140.78                      30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ----------------     ---------------     -------------------------
EQ/International Growth ..................     Class B 0.00%          $ 145.78                      1
EQ/Janus Large Cap Growth ................     Class A 0.00%          $ 160.87                     --
EQ/Janus Large Cap Growth ................     Class A 0.00%          $ 127.01                      5
EQ/Janus Large Cap Growth ................     Class A 0.60%          $ 107.75                      2
EQ/Janus Large Cap Growth ................     Class B 0.00%          $  69.36                     66
EQ/Janus Large Cap Growth ................     Class B 0.60%          $  66.77                    316
EQ/Janus Large Cap Growth ................     Class B 0.80%          $  65.92                      1
EQ/Janus Large Cap Growth ................     Class B 0.90%          $  65.50                     11
EQ/JPMorgan Core Bond ....................     Class A 0.00%          $ 118.15                    138
EQ/JPMorgan Core Bond ....................     Class A 0.60%          $ 122.90                      6
EQ/JPMorgan Core Bond ....................     Class B 0.00%          $ 124.29                     12
EQ/JPMorgan Core Bond ....................     Class B 0.60%          $ 147.88                    177
EQ/JPMorgan Core Bond ....................     Class B 0.60%          $ 145.36                     19
EQ/JPMorgan Core Bond ....................     Class B 0.80%          $ 119.33                     --
EQ/JPMorgan Core Bond ....................     Class B 0.90%          $ 118.73                     17
EQ/JPMorgan Core Bond ....................     Class B 0.90%          $ 144.16                     --
EQ/JPMorgan Value Opportunities ..........     Class A 0.00%          $ 193.71                     --
EQ/JPMorgan Value Opportunities ..........     Class A 0.00%          $ 148.70                      2
EQ/JPMorgan Value Opportunities ..........     Class B 0.00%          $ 183.24                     66
EQ/JPMorgan Value Opportunities ..........     Class B 0.60%          $ 172.89                    148
EQ/JPMorgan Value Opportunities ..........     Class B 0.60%          $ 121.33                     20
EQ/JPMorgan Value Opportunities ..........     Class B 0.80%          $ 169.56                      2
EQ/JPMorgan Value Opportunities ..........     Class B 0.90%          $ 167.91                     14
EQ/Legg Mason Value Equity ...............     Class B 0.00%          $ 114.04                      3
EQ/Long Term Bond ........................     Class B 0.00%          $ 102.73                      1
EQ/Lord Abbett Growth and Income .........     Class B 0.00%          $ 125.34                      1
EQ/Lord Abbett Large Cap Core ............     Class B 0.00%          $ 120.09                     --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.00%          $ 126.46                      1
EQ/Marsico Focus .........................     Class A 0.00%          $ 171.56                    145
EQ/Marsico Focus .........................     Class A 0.00%          $ 138.03                     11
EQ/Marsico Focus .........................     Class A 0.60%          $ 168.26                     10
EQ/Marsico Focus .........................     Class B 0.00%          $ 164.80                    134
EQ/Marsico Focus .........................     Class B 0.60%          $ 159.69                    604
EQ/Marsico Focus .........................     Class B 0.80%          $ 158.01                      2
EQ/Marsico Focus .........................     Class B 0.90%          $ 157.18                     37
EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 206.90                     70
EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 148.18                      9
EQ/Mercury Basic Value Equity ............     Class A 0.60%          $ 202.91                      2
EQ/Mercury Basic Value Equity ............     Class B 0.00%          $ 275.76                    132
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 260.19                    535
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 170.15                     53
EQ/Mercury Basic Value Equity ............     Class B 0.80%          $ 255.17                      5
EQ/Mercury Basic Value Equity ............     Class B 0.90%          $ 252.70                     43
EQ/Mercury International Value ...........     Class A 0.00%          $ 231.55                     84
EQ/Mercury International Value ...........     Class A 0.00%          $ 181.84                      4
EQ/Mercury International Value ...........     Class A 0.60%          $ 174.58                      6
EQ/Mercury International Value ...........     Class B 0.00%          $ 171.47                    239
EQ/Mercury International Value ...........     Class B 0.60%          $ 180.63                    663

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ----------------     ---------------     -------------------------
EQ/Mercury International Value ...........     Class B 0.60%          $ 176.90                     11
EQ/Mercury International Value ...........     Class B 0.80%          $ 161.63                      3
EQ/Mercury International Value ...........     Class B 0.90%          $ 176.08                     62
EQ/MFS Emerging Growth Companies .........     Class A 0.00%          $ 177.99                     23
EQ/MFS Emerging Growth Companies .........     Class A 0.00%          $ 135.23                      3
EQ/MFS Emerging Growth Companies .........     Class A 0.60%          $ 116.78                      1
EQ/MFS Emerging Growth Companies .........     Class B 0.00%          $ 172.08                    111
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $ 162.35                    786
EQ/MFS Emerging Growth Companies .........     Class B 0.60%          $  93.29                     63
EQ/MFS Emerging Growth Companies .........     Class B 0.80%          $ 159.22                      9
EQ/MFS Emerging Growth Companies .........     Class B 0.90%          $ 157.68                     50
EQ/MFS Investors Trust ...................     Class A 0.00%          $ 171.93                     --
EQ/MFS Investors Trust ...................     Class A 0.00%          $ 142.59                     --
EQ/MFS Investors Trust ...................     Class A 0.60%          $ 127.28                     --
EQ/MFS Investors Trust ...................     Class B 0.00%          $ 112.28                     14
EQ/MFS Investors Trust ...................     Class B 0.60%          $ 107.28                     82
EQ/MFS Investors Trust ...................     Class B 0.80%          $ 105.65                     --
EQ/MFS Investors Trust ...................     Class B 0.90%          $ 104.85                     18
EQ/Money Market ..........................     Class A 0.00%          $ 159.51                    793
EQ/Money Market ..........................     Class A 0.60%          $ 237.72                    668
EQ/Money Market ..........................     Class A 0.80%          $ 136.17                      4
EQ/Money Market ..........................     Class A 0.90%          $ 151.77                     69
EQ/Money Market ..........................     Class B 0.00%          $ 159.51                      8
EQ/Money Market ..........................     Class B 0.00%          $ 122.98                     14
EQ/Money Market ..........................     Class B 0.60%          $ 122.84                    436
EQ/Money Market ..........................     Class B 0.90%          $ 119.75                     --
EQ/Montag & Caldwell Growth ..............     Class B 0.00%          $ 119.44                      4
EQ/PIMCO Real Return .....................     Class B 0.00%          $ 100.63                      3
EQ/Short Duration Bond ...................     Class B 0.00%          $ 104.68                      1
EQ/Small Cap Value .......................     Class A 0.00%          $ 216.41                     62
EQ/Small Cap Value .......................     Class A 0.60%          $ 212.25                      5
EQ/Small Cap Value .......................     Class B 0.00%          $ 229.95                      8
EQ/Small Cap Value .......................     Class B 0.60%          $ 220.20                    138
EQ/Small Cap Value .......................     Class B 0.60%          $ 214.40                      6
EQ/Small Cap Value .......................     Class B 0.80%          $ 216.75                     --
EQ/Small Cap Value .......................     Class B 0.90%          $ 214.66                     --
EQ/Small Cap Value .......................     Class B 0.90%          $ 215.15                      8
EQ/Small Company Growth ..................     Class B 0.00%          $ 136.14                     19
EQ/Small Company Index ...................     Class A 0.00%          $ 237.06                     40
EQ/Small Company Index ...................     Class A 0.60%          $ 158.99                     12
EQ/Small Company Index ...................     Class A 0.60%          $ 205.08                    110
EQ/Small Company Index ...................     Class A 0.80%          $ 202.42                     --
EQ/Small Company Index ...................     Class A 0.90%          $ 201.67                     14
EQ/Small Company Index ...................     Class B 0.00%          $ 174.25                      2
EQ/Small Company Index ...................     Class B 0.00%          $ 237.06                      7
EQ/Small Company Index ...................     Class B 0.60%          $ 183.06                     50
EQ/Small Company Index ...................     Class B 0.60%          $ 180.71                      2
EQ/Small Company Index ...................     Class B 0.90%          $ 178.45                     --
EQ/TCW Equity ............................     Class B 0.00%          $ 111.34                      6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                   ----------------     ---------------     -------------------------
EQ/UBS Growth and Income ......................     Class B 0.00%          $ 136.33                      7
EQ/Van Kampen Comstock ........................     Class B 0.00%          $ 121.96                      1
EQ/Van Kampen Emerging Markets Equity .........     Class A 0.00%          $ 394.74                     60
EQ/Van Kampen Emerging Markets Equity .........     Class A 0.00%          $ 245.17                     11
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.00%          $ 214.07                    273
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.60%          $ 202.35                    853
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.60%          $ 274.35                     28
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.80%          $ 198.57                      5
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.90%          $ 196.70                     61
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.00%          $ 136.41                      1
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.00%          $ 146.10                      1
Fidelity VIP Asset Manager: Growth ............     Class B 0.00%          $ 138.85                     21
Fidelity VIP Contrafund .......................     Class B 0.00%          $ 190.15                    194
Fidelity VIP Equity-Income ....................     Class B 0.00%          $ 183.10                     55
Fidelity VIP Growth & Income ..................     Class B 0.00%          $ 150.29                     23
Fidelity VIP High Income ......................     Class B 0.00%          $ 142.03                     61
Fidelity VIP Investment Grade Bond ............     Class B 0.00%          $ 113.24                     74
Fidelity VIP Mid Cap ..........................     Class B 0.00%          $ 238.06                    138
Fidelity VIP Value ............................     Class B 0.00%          $ 171.80                     25
Fidelity VIP Value Startegies .................     Class B 0.00%          $ 208.66                     20
MFS Mid Cap Growth ............................     Class A 0.60%          $ 126.88                      2
OpCap Renaissance .............................     Class A 0.00%          $ 133.48                      3
OpCap Renaissance .............................     Class A 0.00%          $ 233.31                     42
OpCap Renaissance .............................     Class A 0.60%          $ 195.53                     46
OpCap Renaissance .............................     Class A 0.60%          $ 165.71                      3
OpCap Renaissance .............................     Class A 0.80%          $ 194.09                     --
OpCap Renaissance .............................     Class A 0.90%          $ 193.37                      3
PIMCO Total Return ............................     Class A 0.60%          $ 119.71                      5
U.S. Real Estate -- Class I ...................     Class A 0.00%          $ 226.65                     12
U.S. Real Estate -- Class I ...................     Class A 0.00%          $ 318.51                    172
U.S. Real Estate -- Class I ...................     Class A 0.60%          $ 279.65                    219
U.S. Real Estate -- Class I ...................     Class A 0.80%          $ 277.58                      1
U.S. Real Estate -- Class I ...................     Class A 0.90%          $ 276.56                     12
U.S. Real Estate -- Class I ...................     Class B 0.00%          $ 234.39                      4
Vanguard VIF Equity Index .....................     Class A 0.60%          $ 129.48                     33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Aggressive   AXA Conservative   AXA Conservative-   AXA Moderate
                                                      Allocation        Allocation       Plus Allocation     Allocation
                                                    --------------   ----------------   -----------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,021,043         $187,863            $195,410       $ 41,405,993
 Expenses:
  Mortality and expense risk charges .............       113,415           18,466              19,248          8,282,635
                                                      ----------         --------            --------       ------------
Net Investment Income (Loss) .....................       907,628          169,397             176,162         33,123,358
                                                      ----------         --------            --------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       632,620           23,512              59,320         22,950,196
  Realized gain distribution from The Trusts .....       550,835           41,912              79,080         11,752,091
                                                      ----------         --------            --------       ------------
 Net realized gain (loss) ........................     1,183,455           65,424             138,400         34,702,287
                                                      ----------         --------            --------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,723,125           32,645             125,103         69,386,076
                                                      ----------         --------            --------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,906,580           98,069             263,503        104,088,363
                                                      ----------         --------            --------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $4,814,208         $267,466            $439,665       $137,211,721
                                                      ==========         ========            ========       ============

                                                     AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                    Plus Allocation   Aggressive Equity      Core Bond
                                                    ---------------   -----------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 3,113,528       $    908,048        $2,833,769
 Expenses:
  Mortality and expense risk charges .............        302,325          2,929,430           278,183
                                                      -----------       ------------        ----------
Net Investment Income (Loss) .....................      2,811,203         (2,021,382)        2,555,586
                                                      -----------       ------------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        841,925          5,591,365          (532,367)
  Realized gain distribution from The Trusts .....      1,294,438                 --                --
                                                      -----------       ------------        ----------
 Net realized gain (loss) ........................      2,136,363          5,591,365          (532,367)
                                                      -----------       ------------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      6,508,414         20,312,137           285,822
                                                      -----------       ------------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      8,644,777         25,903,502          (246,545)
                                                      -----------       ------------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $11,455,980       $ 23,882,120        $2,309,041
                                                      ===========       ============        ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                               AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP        Large Cap
                                                      Health Care        High Yield     International Equity     Core Equity
                                                    ---------------   ---------------   --------------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  302,089       $ 15,108,479          $ 1,242,126          $ 50,074
 Expenses:
  Mortality and expense risk charges .............       112,963            912,117              241,671            20,700
                                                      ----------       ------------          -----------          --------
Net Investment Income (Loss) .....................       189,126         14,196,362            1,000,455            29,374
                                                      ----------       ------------          -----------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       571,004         (1,720,920)           1,526,068           188,215
  Realized gain distribution from The Trusts .....     1,066,707                 --            1,810,887           134,443
                                                      ----------       ------------          -----------          --------
 Net realized gain (loss) ........................     1,637,711         (1,720,920)           3,336,955           322,658
                                                      ----------       ------------          -----------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (534,299)         6,236,611            7,202,380           495,412
                                                      ----------       ------------          -----------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,103,412          4,515,691           10,539,335           818,070
                                                      ----------       ------------          -----------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,292,538       $ 18,712,053          $11,539,790          $847,444
                                                      ==========       ============          ===========          ========


                                                     AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                    Large Cap Growth   Large Cap Value   Mid Cap Growth
                                                    ----------------   ---------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $          --        $  853,671       $  156,521
 Expenses:
  Mortality and expense risk charges .............          59,287           121,226          127,455
                                                     -------------        ----------       ----------
Net Investment Income (Loss) .....................         (59,287)          732,445           29,066
                                                     -------------        ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         261,333           938,938          180,872
  Realized gain distribution from The Trusts .....         877,197           488,884        3,106,966
                                                     -------------        ----------       ----------
 Net realized gain (loss) ........................       1,138,530         1,427,822        3,287,838
                                                     -------------        ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (1,051,023)        2,739,617         (866,059)
                                                     -------------        ----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          87,507         4,167,439        2,421,779
                                                     -------------        ----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $      28,220        $4,899,884       $2,450,845
                                                     =============        ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Premier VIP   AXA Premier VIP    Davis     EQ/AllianceBernstein
                                                     Mid Cap Value       Technology      Value        Common Stock
                                                    ---------------   ---------------   --------   --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................      $1,011,737        $       --      $  9,403      $  34,699,642
 Expenses:
  Mortality and expense risk charges ...........         224,168           364,165         6,219         13,584,079
                                                      ----------        ----------      --------      -------------
Net Investment Income (Loss) ...................         787,569          (364,165)        3,184         21,115,563
                                                      ----------        ----------      --------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........        (716,088)        3,646,430        39,681        (16,570,826)
  Realized gain distribution from The Trusts ...       5,565,569                --            --                 --
                                                      ----------        ----------      --------      -------------
 Net realized gain (loss) ......................       4,849,481         3,646,430        39,681        (16,570,826)
                                                      ----------        ----------      --------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ................       1,826,296         1,498,478       106,483        234,482,801
                                                      ----------        ----------      --------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................       6,675,777         5,144,908       146,164        217,911,975
                                                      ----------        ----------      --------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................      $7,463,346        $4,780,743      $149,348      $ 239,027,538
                                                      ==========        ==========      ========      =============

                                                                            EQ/AllianceBernstein
                                                    EQ/AllianceBernstein        Intermediate       EQ/AllianceBernstein
                                                      Growth and Income    Government Securities      International
                                                    --------------------   ----------------------  --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ....................         $ 8,200,443           $   5,750,964           $ 12,000,222
 Expenses:
  Mortality and expense risk charges ...........           2,719,150                 651,344              3,890,539
                                                         -----------           -------------           ------------
Net Investment Income (Loss) ...................           5,481,293               5,099,620              8,109,683
                                                         -----------           -------------           ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........          10,203,246              (1,796,470)            22,362,170
  Realized gain distribution from The Trusts ...          25,757,384                      --             53,329,188
                                                         -----------           -------------           ------------
 Net realized gain (loss) ......................          35,960,630              (1,796,470)            75,691,358
                                                         -----------           -------------           ------------
 Change in unrealized appreciation
  (depreciation) of investments ................          47,709,613                 529,245             66,443,492
                                                         -----------           -------------           ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................          83,670,243              (1,267,225)           142,134,850
                                                         -----------           -------------           ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................         $89,151,536           $   3,832,395           $150,244,533
                                                         ===========           =============           ============


-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    EQ/AllianceBernstein
                                                         Large Cap         EQ/AllianceBernstein   EQ/AllianceBernstein
                                                           Growth              Quality Bond         Small Cap Growth
                                                    --------------------   --------------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $         --             $5,401,338           $           --
 Expenses:
  Mortality and expense risk charges .............          576,639                611,516                1,151,382
                                                       ------------             ----------           --------------
Net Investment Income (Loss) .....................         (576,639)             4,789,822               (1,151,382)
                                                       ------------             ----------           --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        2,672,958               (597,727)              13,156,805
  Realized gain distribution from The Trusts .....               --                     --               18,663,083
                                                       ------------             ----------           --------------
 Net realized gain (loss) ........................        2,672,958               (597,727)              31,819,888
                                                       ------------             ----------           --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (3,658,129)               410,649              (12,202,371)
                                                       ------------             ----------           --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (985,171)              (187,078)              19,617,517
                                                       ------------             ----------           --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ (1,561,810)            $4,602,744           $   18,466,135
                                                       ============             ==========           ==============

                                                                                              EQ/AXA Rosenberg
                                                    EQ/Alliance Bernstein       EQ/Ariel         Value Long/     EQ/Boston Advisors
                                                            Value           Appreciation II     Short Equity       Equity Income
                                                    ---------------------   ---------------   ----------------   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $ 4,456,591             $  293         $   427,116           $ 62,963
 Expenses:
  Mortality and expense risk charges .............         1,202,366                 --              68,747                 --
                                                         -----------             ------         -----------           --------
Net Investment Income (Loss) .....................         3,254,225                293             358,369             62,963
                                                         -----------             ------         -----------           --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        10,702,538                 27             276,931             19,382
  Realized gain distribution from The Trusts .....        16,636,264                  9                  --            125,565
                                                         -----------             ------         -----------           --------
 Net realized gain (loss) ........................        27,338,802                 36             276,931            144,947
                                                         -----------             ------         -----------           --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        20,025,485              2,777            (529,323)           142,311
                                                         -----------             ------         -----------           --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        47,364,287              2,813            (252,392)           287,258
                                                         -----------             ------         -----------           --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $50,618,512             $3,106         $   105,977           $350,221
                                                         ===========             ======         ===========           ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                     EQ/Calvert                       EQ/Capital
                                                      Socially       EQ/Capital        Guardian        EQ/Capital
                                                    Responsible   Guardian Growth   International  Guardian Research
                                                    -----------   ---------------   -------------  -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     --        $   7,235        $  157,062       $  496,634
 Expenses:
  Mortality and expense risk charges .............      1,176           18,285            59,050          439,789
                                                     --------        ---------        ----------       ----------
Net Investment Income (Loss) .....................     (1,176)         (11,050)           98,012           56,845
                                                     --------        ---------        ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,292           60,230           867,696        5,740,870
  Realized gain distribution from The Trusts .....      3,277               --           682,729               --
                                                     --------        ---------        ----------       ----------
 Net realized gain (loss) ........................      4,569           60,230         1,550,425        5,740,870
                                                     --------        ---------        ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      7,721          206,145           175,787        3,871,453
                                                     --------        ---------        ----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     12,290          266,375         1,726,212        9,612,323
                                                     --------        ---------        ----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 11,114        $ 255,325        $1,824,224       $9,669,168
                                                     ========        =========        ==========       ==========

                                                      EQ/Capital    EQ/Caywood-Scholl
                                                       Guardian         High Yield
                                                     U.S. Equity           Bond         EQ/Equity 500 Index
                                                    -------------   -----------------   -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     945,853       $   7,301          $ 12,708,894
 Expenses:
  Mortality and expense risk charges .............        352,149              --             3,613,655
                                                    -------------       ---------          ------------
Net Investment Income (Loss) .....................        593,704           7,301             9,095,239
                                                    -------------       ---------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      4,211,708             520            14,571,603
  Realized gain distribution from The Trusts .....      4,426,186              --            20,956,626
                                                    -------------       ---------          ------------
 Net realized gain (loss) ........................      8,637,894             520            35,528,229
                                                    -------------       ---------          ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,693,442)         (1,405)           55,581,211
                                                    -------------       ---------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,944,452            (885)           91,109,440
                                                    -------------       ---------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   6,538,156       $   6,416          $100,204,679
                                                     =============      =========          ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/Evergreen      EQ/Evergreen      EQ/FI          EQ/FI
                                                    International Bond       Omega        Mid Cap     Mid Cap Value
                                                    ------------------   ------------  ------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $    412        $   188,163    $ 3,915,980    $   902,095
 Expenses:
  Mortality and expense risk charges .............             --             45,249        546,821      1,341,544
                                                         --------        -----------    -----------    -----------
Net Investment Income (Loss) .....................            412            142,914      3,369,159       (439,449)
                                                         --------        -----------    -----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           (162)           349,561      2,382,939      5,858,840
  Realized gain distribution from The Trusts .....             --            695,345      4,570,788     23,956,166
                                                         --------        -----------    -----------    -----------
 Net realized gain (loss) ........................           (162)         1,044,906      6,953,727     29,815,006
                                                         --------        -----------    -----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................         (2,621)          (729,118)     1,910,434      1,130,301
                                                         --------        -----------    -----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (2,783)           315,788      8,864,161     30,945,307
                                                         --------        -----------    -----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $ (2,371)       $   458,702    $12,233,320    $30,505,858
                                                         ========        ===========    ===========    ===========

                                                      EQ/GAMCO        EQ/GAMCO
                                                     Mergers and   Small Company   EQ/International
                                                    Acquisitions       Value            Growth
                                                    ------------   -------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   3,770        $ 47,947          $  448
 Expenses:
  Mortality and expense risk charges .............          --              --              --
                                                     ---------        --------          ------
Net Investment Income (Loss) .....................       3,770          47,947             448
                                                     ---------        --------          ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         303           9,060           1,232
  Realized gain distribution from The Trusts .....         240         174,917              --
                                                     ---------        --------          ------
 Net realized gain (loss) ........................         543         183,977           1,232
                                                     ---------        --------          ------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (1,147)        273,267           5,559
                                                     ---------        --------          ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (604)        457,244           6,791
                                                     ---------        --------          ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   3,166        $505,191          $7,239
                                                     =========        ========          ======

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                      EQ/Janus                   EQ/JPMorgan
                                                     Large Cap    EQ/JPMorgan       Value       EQ/Legg Mason
                                                       Growth      Core Bond    Opportunities    Value Equity
                                                    -----------  ------------   --------------  -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $        --   $2,122,084      $1,744,059       $    87
 Expenses:
  Mortality and expense risk charges .............      138,248      168,359         171,477            --
                                                    -----------   ----------      ----------       -------
Net Investment Income (Loss) .....................     (138,248)   1,953,725       1,572,582            87
                                                    -----------   ----------      ----------       -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      763,583      (34,693)      1,470,457          (549)
  Realized gain distribution from The Trusts .....           --           --       1,067,951            --
                                                    -----------   ----------      ----------       -------
 Net realized gain (loss) ........................      763,583      (34,693)      2,538,408          (549)
                                                    -----------   ----------      ----------       -------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (463,244)    (238,223)      2,597,786        21,901
                                                    -----------   ----------      ----------       -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      300,339     (272,916)      5,136,194        21,352
                                                    -----------   ----------      ----------       -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   162,091   $1,680,809      $6,708,776       $21,439
                                                    ===========   ==========      ==========       =======

                                                                EQ/Lord Abbett
                                                     EQ/Long      Growth and     EQ/Lord Abbett
                                                    Term Bond       Income       Large Cap Core
                                                    ---------   --------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $2,404         $  545           $  178
 Expenses:
  Mortality and expense risk charges .............       --             --               --
                                                     ------         ------           ------
Net Investment Income (Loss) .....................    2,404            545              178
                                                     ------         ------           ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (105)           216              126
  Realized gain distribution from The Trusts .....       --            266               80
                                                     ------         ------           ------
 Net realized gain (loss) ........................     (105)           482              206
                                                     ------         ------           ------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (448)         4,848            1,195
                                                     ------         ------           ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (553)         5,330            1,401
                                                     ------         ------           ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $1,851         $5,875           $1,579
                                                     ======         ======           ======

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    EQ/Lord Abbett                  EQ/Mercury    EQ/Mercury
                                                       Mid Cap       EQ/Marsico    Basic Value  International
                                                        Value           Focus         Equity        Value
                                                    --------------  -----------    -----------  -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 1,080      $ 1,068,024    $ 5,612,130   $ 6,003,663
 Expenses:
  Mortality and expense risk charges .............          --          585,082        918,467       748,124
                                                       -------      -----------    -----------   -----------
Net Investment Income (Loss) .....................       1,080          482,942      4,693,663     5,255,539
                                                       -------      -----------    -----------   -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          38        5,634,262      6,000,046     8,213,999
  Realized gain distribution from The Trusts .....         784        2,591,241      8,033,834     6,667,785
                                                       -------      -----------    -----------   -----------
 Net realized gain (loss) ........................         822        8,225,503     14,033,880    14,881,784
                                                       -------      -----------    -----------   -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      10,135        3,097,670     17,430,944    17,413,257
                                                       -------      -----------    -----------   -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      10,957       11,323,173     31,464,824    32,295,041
                                                       -------      -----------    -----------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $12,037      $11,806,115    $36,158,487   $37,550,580
                                                       =======      ===========    ===========   ===========

                                                         EQ/MFS
                                                        Emerging            EQ/MFS         EQ/Money
                                                    Growth Companies   Investors Trust      Market
                                                    ----------------   ---------------   -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $        --         $  107,976     $15,255,636
 Expenses:
  Mortality and expense risk charges .............        886,980             69,520       1,445,772
                                                      -----------         ----------     -----------
Net Investment Income (Loss) .....................       (886,980)            38,456      13,809,864
                                                      -----------         ----------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        479,058            702,629        (834,831)
  Realized gain distribution from The Trusts .....             --                 --              --
                                                      -----------         ----------     -----------
 Net realized gain (loss) ........................        479,058            702,629        (834,831)
                                                      -----------         ----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,812,223            695,100         849,855
                                                      -----------         ----------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     12,291,281          1,397,729          15,024
                                                      -----------         ----------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $11,404,301         $1,436,185     $13,824,888
                                                      ===========         ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    EQ/Montag &
                                                     Caldwell       EQ/PIMCO       EQ/Short       EQ/Small     EQ/Small
                                                      Growth      Real Return   Duration Bond    Cap Value  CompanyGrowth
                                                    -----------  ------------- ---------------  ----------  -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   872      $  11,287       $2,060       $2,594,898     $20,486
 Expenses:
  Mortality and expense risk charges .............         --             --           --          178,769          --
                                                      -------      ---------       ------       ----------     -------
Net Investment Income (Loss) .....................        872         11,287        2,060        2,416,129      20,486
                                                      -------      ---------       ------       ----------     -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,937           (120)          28          283,777      23,719
  Realized gain distribution from The Trusts .....         --             --           --        3,128,992          --
                                                      -------      ---------       ------       ----------     -------
 Net realized gain (loss) ........................      1,937           (120)          28        3,412,769      23,719
                                                      -------      ---------       ------       ----------     -------
 Change in unrealized appreciation
  (depreciation) of investments ..................     27,671        (12,245)        (753)          14,733      37,611
                                                      -------      ---------       ------       ----------     -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     29,608        (12,365)        (725)       3,427,502      61,330
                                                      -------      ---------       ------       ----------     -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $30,480      $  (1,078)      $1,335       $5,843,631     $81,816
                                                      =======      =========       ======       ==========     =======

                                                       EQ/Small      EQ/TCW
                                                    Company Index    Equity
                                                    -------------   ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  634,387    $      --
 Expenses:
  Mortality and expense risk charges .............       188,917           --
                                                      ----------    ---------
Net Investment Income (Loss) .....................       445,470           --
                                                      ----------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,630,484        3,652
  Realized gain distribution from The Trusts .....     1,957,905           --
                                                      ----------    ---------
 Net realized gain (loss) ........................     3,588,389        3,652
                                                      ----------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,063,433      (15,421)
                                                      ----------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     5,651,822      (11,769)
                                                      ----------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $6,097,292    $ (11,769)
                                                      ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                      EQ/UBS                      EQ/Van Kampen   EQ/Van Kampen   EQ/Wells Fargo
                                                    Growth and   EQ/Van Kampen      Emerging         Mid Cap        Montgomery
                                                      Income        Comstock     Markets Equity       Growth         Small Cap
                                                    ----------  --------------  ----------------  -------------  ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 6,631        $1,948        $ 1,016,260        $  259          $2,352
 Expenses:
  Mortality and expense risk charges .............         --            --            999,908            --              --
                                                      -------        ------        -----------        ------          ------
Net Investment Income (Loss) .....................      6,631         1,948             16,352           259           2,352
                                                      -------        ------        -----------        ------          ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     15,510         2,979         21,713,940           149            (257)
  Realized gain distribution from The Trusts .....         --           393         20,117,815           206             120
                                                      -------        ------        -----------        ------          ------
 Net realized gain (loss) ........................     15,510         3,372         41,831,755           355            (137)
                                                      -------        ------        -----------        ------          ------
 Change in unrealized appreciation
  (depreciation) of investments ..................     77,162         3,807         28,700,326         4,510           3,207
                                                      -------        ------        -----------        ------          ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     92,672         7,179         70,532,081         4,865           3,070
                                                      -------        ------        -----------        ------          ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $99,303        $9,127        $70,548,433        $5,124          $5,422
                                                      =======        ======        ===========        ======          ======

                                                      Fidelity VIP
                                                     Asset Manager:    Fidelity VIP
                                                         Growth         Contrafund
                                                     --------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 48,800      $     361,314
 Expenses:
  Mortality and expense risk charges .............            --                 --
                                                        --------      -------------
Net Investment Income (Loss) .....................        48,800            361,314
                                                        --------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        52,305          2,819,300
  Realized gain distribution from The Trusts .....            --          2,956,536
                                                        --------      -------------
 Net realized gain (loss) ........................        52,305          5,775,836
                                                        --------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        62,919         (2,399,737)
                                                        --------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       115,224          3,376,099
                                                        --------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $164,024      $   3,737,413
                                                        ========      =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                    Fidelity VIP                  Fidelity VIP
                                                     Fidelity VIP     Growth &     Fidelity VIP    Investment     Fidelity VIP
                                                    Equity-Income      Income       High Income    Grade Bond       Mid Cap
                                                    -------------   ------------   ------------   ------------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  348,992       $ 31,575     $   616,639    $   299,208    $     362,052
 Expenses:
  Mortality and expense risk charges .............           --             --              --             --               --
                                                     ----------       --------     -----------    -----------    -------------
Net Investment Income (Loss) .....................      348,992         31,575         616,639        299,208          362,052
                                                     ----------       --------     -----------    -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      225,539        281,437        (110,878)      (150,392)       1,500,302
  Realized gain distribution from The Trusts .....      896,517        114,270              --         18,794        3,109,200
                                                     ----------       --------     -----------    -----------    -------------
 Net realized gain (loss) ........................    1,122,056        395,707        (110,878)      (131,598)       4,609,502
                                                     ----------       --------     -----------    -----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (29,676)        30,516         125,041         65,258       (1,581,390)
                                                     ----------       --------     -----------    -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,092,380        426,223          14,163        (66,340)       3,028,112
                                                     ----------       --------     -----------    -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $1,441,372       $457,798     $   630,802    $   232,868    $   3,390,164
                                                     ==========       ========     ===========    ===========    =============

                                                                   Fidelity VIP
                                                    Fidelity VIP       Value
                                                        Value       Strategies
                                                    ------------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 30,813      $  80,387
 Expenses:
  Mortality and expense risk charges .............          --             --
                                                      --------      ---------
Net Investment Income (Loss) .....................      30,813         80,387
                                                      --------      ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     190,597        (25,369)
  Realized gain distribution from The Trusts .....      23,407        506,809
                                                      --------      ---------
 Net realized gain (loss) ........................     214,004        481,440
                                                      --------      ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................     263,718        (47,774)
                                                      --------      ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     477,722        433,666
                                                      --------      ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $508,535      $ 514,053
                                                      ========      =========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                               U.S. Real
                                                      MFS Mid       OpCap          PIMCO       Estate --    Vanguard VIF
                                                    Cap Growth   Renaissance   Total Return     Class I     Equity Index
                                                    ----------   -----------   ------------   -----------   ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      --    $   46,764      $ 25,860     $ 1,190,319     $ 62,037
 Expenses:
  Mortality and expense risk charges .............      1,783        62,405         3,116         301,172       23,592
                                                    ---------    ----------      --------     -----------     --------
Net Investment Income (Loss) .....................     (1,783)      (15,641)       22,744         889,147       38,445
                                                    ---------    ----------      --------     -----------     --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     11,200       188,652        (6,849)      7,402,953       76,520
  Realized gain distribution from The Trusts .....      9,781            --            --       5,931,267      240,435
                                                    ---------    ----------      --------     -----------     --------
 Net realized gain (loss) ........................     20,981       188,652        (6,849)     13,334,220      316,955
                                                    ---------    ----------      --------     -----------     --------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (13,360)    1,945,089          (436)     16,105,493      214,185
                                                    ---------    ----------      --------     -----------     --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      7,621     2,133,741        (7,285)     29,439,713      531,140
                                                    ---------    ----------      --------     -----------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   5,838    $2,118,100      $ 15,459     $30,328,860     $569,585
                                                    =========    ==========      ========     ===========     ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                            AXA Aggressive                    AXA Conservative
                                                              Allocation                         Allocation
                                                  ----------------------------------- ---------------------------------
                                                         2006              2005             2006             2005
                                                  ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   907,628        $  543,892        $ 169,397        $  90,816
 Net realized gain (loss) on investments ........     1,183,455            73,830           65,424           17,155
 Change in unrealized appreciation
  (depreciation) on investments .................     2,723,125           582,092           32,645          (44,575)
                                                    -----------        ----------        ---------        ---------
 Net increase (decrease) in net assets from
  operations ....................................     4,814,208         1,199,814          267,466           63,396
                                                    -----------        ----------        ---------        ---------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     8,549,839         3,654,068          878,841          594,078
  Transfers between funds and guaranteed
   interest account, net ........................    19,801,084         5,464,162        1,426,888          717,752
  Transfers for contract benefits and
   terminations .................................    (1,186,512)         (170,741)         (42,498)        (290,136)
  Contract maintenance charges ..................    (2,042,537)         (945,219)        (330,319)        (222,881)
                                                    -----------        ----------        ---------        ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    25,121,874         8,002,270        1,932,912          798,813
                                                    -----------        ----------        ---------        ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       257,264            11,340          (19,310)          12,103
                                                    -----------        ----------        ---------        ---------
Increase (Decrease) in Net Assets ...............    30,193,346         9,213,424        2,181,068          874,312
Net Assets -- Beginning of Period ...............    16,647,478         7,434,054        3,056,854        2,182,542
                                                    -----------        ----------        ---------        ---------
Net Assets -- End of Period .....................   $46,840,824       $16,647,478       $5,237,922       $3,056,854
                                                    ===========       ===========       ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           182                77               23               25
 Redeemed .......................................           (54)              (18)              (9)             (21)
                                                    -----------        ----------        ---------        ---------
 Net Increase (Decrease) ........................           128                59               14                4
                                                    -----------        ----------        ---------        ---------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            43                18                9                5
 Redeemed .......................................            (6)               (2)              (6)              (3)
                                                    -----------        ----------        ---------        ---------
 Net Increase (Decrease) ........................            37                16                3                2
                                                    -----------        ----------        ---------        ---------

                                                        AXA Conservative-Plus                    AXA Moderate
                                                             Allocation                           Allocation
                                                  --------------------------------- ---------------------------------------
                                                        2006             2005              2006                2005
                                                  ---------------- ---------------- ------------------ --------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $ 176,162        $ 127,703       $   33,123,358      $  28,443,988
 Net realized gain (loss) on investments ........      138,400           34,793           34,702,287         16,372,634
 Change in unrealized appreciation
  (depreciation) on investments .................      125,103          (48,655)          69,386,076         16,660,512
                                                     ---------        ---------       --------------      -------------
 Net increase (decrease) in net assets from
  operations ....................................      439,665          113,841          137,211,721         61,477,134
                                                     ---------        ---------       --------------      -------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    1,325,746          947,317          103,615,827        110,612,153
  Transfers between funds and guaranteed
   interest account, net ........................    1,549,507        1,460,854          (30,042,359)       (26,557,709)
  Transfers for contract benefits and
   terminations .................................     (384,173)         (38,808)         (78,711,271)       (81,553,466)
  Contract maintenance charges ..................     (446,519)        (255,553)         (86,591,001)       (88,080,470)
                                                     ---------        ---------       --------------      -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,044,561        2,113,810          (91,728,804)       (85,579,492)
                                                     ---------        ---------       --------------      -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........      (14,638)          10,859              240,936             65,996
                                                     ---------        ---------       --------------      -------------
Increase (Decrease) in Net Assets ...............    2,469,588        2,238,510           45,723,853        (24,036,362)
Net Assets -- Beginning of Period ...............    3,909,578        1,671,068        1,437,666,410      1,461,702,772
                                                     ---------        ---------       --------------      -------------
Net Assets -- End of Period .....................   $6,379,166       $3,909,578       $1,483,390,263     $1,437,666,410
                                                    ==========       ==========       ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           32               29                  342                352
 Redeemed .......................................          (18)             (10)                (495)              (498)
                                                     ---------        ---------       --------------      -------------
 Net Increase (Decrease) ........................           14               19                 (153)              (146)
                                                     ---------        ---------       --------------      -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            8                3                  138                144
 Redeemed .......................................           (5)              (2)                (159)              (146)
                                                     ---------        ---------       --------------      -------------
 Net Increase (Decrease) ........................            3                1                  (21)                (2)
                                                     ---------        ---------       --------------      -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          AXA Moderate-Plus                    AXA Premier VIP
                                                              Allocation                      Aggressive Equity
                                                  ---------------------------------- -----------------------------------
                                                        2006              2005              2006              2005
                                                  ---------------- ----------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  2,811,203     $ 1,516,209       $ (2,021,382)     $  (2,878,322)
 Net realized gain (loss) on investments ........      2,136,363         180,908          5,591,365           (338,971)
 Change in unrealized appreciation
  (depreciation) on investments .................      6,508,414         920,743         20,312,137         41,899,010
                                                    ------------     -----------       ------------      -------------
 Net increase (decrease) in net assets from
  operations ....................................     11,455,980       2,617,860         23,882,120         38,681,717
                                                    ------------     -----------       ------------      -------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     25,926,378      13,764,315         46,672,066         51,925,740
  Transfers between funds and guaranteed
   interest account, net ........................     56,453,126      17,518,788        (22,088,210)       (22,298,319)
  Transfers for contract benefits and
   terminations .................................     (3,222,935)       (671,715)       (31,182,040)       (30,775,014)
  Contract maintenance charges ..................     (6,724,193)     (2,952,725)       (35,007,786)       (36,722,128)
                                                    ------------     -----------       ------------      -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     72,432,376      27,658,663        (41,605,970)       (37,869,721)
                                                    ------------     -----------       ------------      -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        (66,884)         42,912           (229,712)            38,222
                                                    ------------     -----------       ------------      -------------
Increase (Decrease) in Net Assets ...............     83,821,472      30,319,435        (17,953,562)           850,218
Net Assets -- Beginning of Period ...............     45,637,521      15,318,086        542,008,329        541,158,111
                                                    ------------     -----------       ------------      -------------
Net Assets -- End of Period .....................   $129,458,993     $45,637,521       $524,054,767      $ 542,008,329
                                                    ============     ===========       ============      =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            503             240                185                194
 Redeemed .......................................           (114)            (55)              (271)              (265)
                                                    ------------     -----------       ------------      -------------
 Net Increase (Decrease) ........................            389             185                (86)               (71)
                                                    ------------     -----------       ------------      -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            170              52                 38                 43
 Redeemed .......................................            (32)             (9)               (47)               (40)
                                                    ------------     -----------       ------------      -------------
 Net Increase (Decrease) ........................            138              43                 (9)                 3
                                                    ------------     -----------       ------------      -------------

                                                          AXA Premier VIP                  AXA Premier VIP
                                                             Core Bond                       Health Care
                                                  ------------------------------- ---------------------------------
                                                        2006            2005            2006             2005
                                                  --------------- --------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  2,555,586    $  1,906,736    $    189,126     $   562,253
 Net realized gain (loss) on investments ........      (532,367)       (350,258)      1,637,711       1,175,563
 Change in unrealized appreciation
  (depreciation) on investments .................       285,822        (750,320)       (534,299)         93,972
                                                   ------------    ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     2,309,041         806,158       1,292,538       1,831,788
                                                   ------------    ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    10,391,109      11,048,624       4,032,668       3,513,151
  Transfers between funds and guaranteed
   interest account, net ........................     3,678,742       1,497,704      (1,838,126)      3,882,431
  Transfers for contract benefits and
   terminations .................................    (2,575,109)     (1,941,476)     (1,360,764)       (562,102)
  Contract maintenance charges ..................    (4,478,286)     (4,352,415)     (1,453,233)     (1,271,250)
                                                   ------------    ------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     7,016,456       6,252,437        (619,455)      5,562,230
                                                   ------------    ------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........      (134,637)         36,326        (137,031)         58,112
                                                   ------------    ------------    ------------     -----------
Increase (Decrease) in Net Assets ...............     9,190,860       7,094,921         536,052       7,452,130
Net Assets -- Beginning of Period ...............    64,692,263      57,597,342      29,071,737      21,619,607
                                                   ------------    ------------    ------------     -----------
Net Assets -- End of Period .....................  $ 73,883,123    $ 64,692,263    $ 29,607,789     $29,071,737
                                                   ============    ============    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            62              58              20              19
 Redeemed .......................................           (27)            (27)            (10)             (6)
                                                   ------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................            35              31              10              13
                                                   ------------    ------------    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           368             350              76             116
 Redeemed .......................................          (343)           (326)            (94)            (81)
                                                   ------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................            25              24             (18)             35
                                                   ------------    ------------    ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Premier VIP                   AXA Premier VIP
                                                             High Yield                   International Equity
                                                  --------------------------------- ---------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  14,196,362    $  14,951,459    $  1,000,455     $ 1,155,958
 Net realized gain (loss) on investments ........     (1,720,920)      (2,658,650)      3,336,955       1,873,166
 Change in unrealized appreciation
  (depreciation) on investments .................      6,236,611       (6,934,784)      7,202,380       1,796,599
                                                   -------------    -------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     18,712,053        5,358,025      11,539,790       4,825,723
                                                   -------------    -------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     19,025,008       19,892,168       6,835,454       5,217,915
  Transfers between funds and guaranteed
   interest account, net ........................        683,105      (11,163,570)     17,025,978       2,878,490
  Transfers for contract benefits and
   terminations .................................     (9,614,547)      (7,662,691)       (989,706)       (778,800)
  Contract maintenance charges ..................    (10,970,894)     (10,861,300)     (2,394,788)     (1,554,514)
                                                   -------------    -------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................       (877,328)      (9,795,393)     20,476,938       5,763,091
                                                   -------------    -------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (184,980)          44,825         (73,373)         41,742
                                                   -------------    -------------    ------------     -----------
Increase (Decrease) in Net Assets ...............     17,649,745       (4,392,543)     31,943,355      10,630,556
Net Assets -- Beginning of Period ...............    201,992,299      206,384,842      37,252,219      26,621,663
                                                   -------------    -------------    ------------     -----------
Net Assets -- End of Period .....................  $ 219,642,044    $ 201,992,299    $ 69,195,574     $37,252,219
                                                   =============    =============    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            374              593              31              25
 Redeemed .......................................           (368)            (628)            (11)             (9)
                                                   -------------    -------------    ------------     -----------
 Net Increase (Decrease) ........................              6              (35)             20              16
                                                   -------------    -------------    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................             79               80             162              76
 Redeemed .......................................            (72)             (59)            (59)            (51)
                                                   -------------    -------------    ------------     -----------
 Net Increase (Decrease) ........................              7               21             103              25
                                                   -------------    -------------    ------------     -----------

                                                           AXA Premier VIP                  AXA Premier VIP
                                                        Large Cap Core Equity              Large Cap Growth
                                                  --------------------------------- -------------------------------
                                                        2006             2005             2006            2005
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $  29,374        $  32,122      $    (59,287)    $   (48,242)
 Net realized gain (loss) on investments ........      322,658          210,750         1,138,530         268,952
 Change in unrealized appreciation
  (depreciation) on investments .................      495,412           91,708        (1,051,023)        852,359
                                                     ---------        ---------      ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................      847,444          334,580            28,220       1,073,069
                                                     ---------        ---------      ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    1,305,410        1,315,524         3,768,736       3,722,070
  Transfers between funds and guaranteed
   interest account, net ........................     (131,070)         904,839         1,304,798         357,725
  Transfers for contract benefits and
   terminations .................................     (196,169)         (92,085)         (607,274)       (407,935)
  Contract maintenance charges ..................     (485,840)        (420,230)       (1,206,413)       (971,834)
                                                     ---------        ---------      ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      492,331        1,708,048         3,259,847       2,700,026
                                                     ---------        ---------      ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........      (27,749)          14,753           (84,499)         38,637
                                                     ---------        ---------      ------------     -----------
Increase (Decrease) in Net Assets ...............    1,312,026        2,057,381         3,203,568       3,811,732
Net Assets -- Beginning of Period ...............    6,223,841        4,166,460        15,405,277      11,593,545
                                                     ---------        ---------      ------------     -----------
Net Assets -- End of Period .....................   $7,535,867       $6,223,841      $ 18,608,845     $15,405,277
                                                    ==========       ==========      ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            8                7                21              27
 Redeemed .......................................           (4)              (3)              (12)            (11)
                                                     ---------        ---------      ------------     -----------
 Net Increase (Decrease) ........................            4                4                 9              16
                                                     ---------        ---------      ------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           37               39               103              91
 Redeemed .......................................          (36)             (29)              (85)            (87)
                                                     ---------        ---------      ------------     -----------
 Net Increase (Decrease) ........................            1               10                18               4
                                                     ---------        ---------      ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            AXA Premier VIP                    AXA Premier VIP
                                                            Large Cap Value                    Mid Cap Growth
                                                  ----------------------------------- ---------------------------------
                                                         2006              2005             2006             2005
                                                  ----------------- ----------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   732,445        $  478,352      $     29,066     $   271,343
 Net realized gain (loss) on investments ........     1,427,822           732,564         3,287,838       3,660,700
 Change in unrealized appreciation
  (depreciation) on investments .................     2,739,617          (116,685)         (866,059)     (1,988,037)
                                                    -----------        ----------      ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     4,899,884         1,094,231         2,450,845       1,944,006
                                                    -----------        ----------      ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     4,321,496         3,430,109         4,617,379       4,396,666
  Transfers between funds and guaranteed
   interest account, net ........................     8,380,858         7,087,502         3,011,937          98,932
  Transfers for contract benefits and
   terminations .................................      (711,965)         (335,971)         (820,136)       (558,404)
  Contract maintenance charges ..................    (1,430,210)         (964,958)       (2,073,295)     (1,712,881)
                                                    -----------        ----------      ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    10,560,179         9,216,682         4,735,885       2,224,313
                                                    -----------        ----------      ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (83,795)           50,613           (72,708)         33,945
                                                    -----------        ----------      ------------     -----------
Increase (Decrease) in Net Assets ...............    15,376,268        10,361,526         7,114,022       4,202,264
Net Assets -- Beginning of Period ...............    21,061,895        10,700,369        26,002,297      21,800,033
                                                    -----------        ----------      ------------     -----------
Net Assets -- End of Period .....................   $36,438,163       $21,061,895      $ 33,116,319     $26,002,297
                                                    ===========       ===========      ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            20                19                20              20
 Redeemed .......................................            (9)               (6)              (10)             (9)
                                                    -----------        ----------      ------------     -----------
 Net Increase (Decrease) ........................            11                13                10              11
                                                    -----------        ----------      ------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           192               135               195              85
 Redeemed .......................................          (134)              (78)             (169)            (81)
                                                    -----------        ----------      ------------     -----------
 Net Increase (Decrease) ........................            58                57                26               4
                                                    -----------        ----------      ------------     -----------

                                                           AXA Premier VIP                   AXA Premier VIP
                                                            Mid Cap Value                    Technology (a)
                                                  --------------------------------- ---------------------------------
                                                         2006             2005            2006             2005
                                                  ----------------- --------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   787,569      $  3,141,540    $   (364,165)    $  (324,951)
 Net realized gain (loss) on investments ........     4,849,481         8,931,208       3,646,430       1,419,324
 Change in unrealized appreciation
  (depreciation) on investments .................     1,826,296        (8,897,352)      1,498,478       5,712,887
                                                    -----------      ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     7,463,346         3,175,396       4,780,743       6,807,260
                                                    -----------      ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     6,407,678         6,357,736      10,253,357       9,972,300
  Transfers between funds and guaranteed
   interest account, net ........................     5,211,933           746,605      (5,211,401)     (2,104,994)
  Transfers for contract benefits and
   terminations .................................    (1,596,500)       (1,644,326)     (3,251,926)     (3,335,772)
  Contract maintenance charges ..................    (2,554,477)       (2,338,370)     (4,512,272)     (4,490,301)
                                                    -----------      ------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     7,468,634         3,121,645      (2,722,242)         41,233
                                                    -----------      ------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (89,422)           13,759        (216,612)         28,204
                                                    -----------      ------------    ------------     -----------
Increase (Decrease) in Net Assets ...............    14,842,558         6,310,800       1,841,889       6,876,697
Net Assets -- Beginning of Period ...............    49,187,509        42,876,709      73,473,522      66,596,825
                                                    -----------      ------------    ------------     -----------
Net Assets -- End of Period .....................   $64,030,067      $ 49,187,509    $ 75,315,411     $73,473,522
                                                    ===========      ============    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            19                21              21              20
 Redeemed .......................................            (7)              (10)            (12)             (8)
                                                    -----------      ------------    ------------     -----------
 Net Increase (Decrease) ........................            12                11               9              12
                                                    -----------      ------------    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           223               130             200             205
 Redeemed .......................................          (185)             (120)           (246)           (230)
                                                    -----------      ------------    ------------     -----------
 Net Increase (Decrease) ........................            38                10             (46)            (25)
                                                    -----------      ------------    ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                          EQ/AllianceBernstein
                                                            Davis Value                       Common Stock
                                                  ------------------------------- -------------------------------------
                                                        2006            2005             2006               2005
                                                  ---------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   3,184       $  3,662       $   21,115,563     $   11,745,962
 Net realized gain (loss) on investments ........       39,681         20,271          (16,570,826)       (35,133,374)
 Change in unrealized appreciation
  (depreciation) on investments .................      106,483         33,253          234,482,801        113,916,981
                                                     ---------       --------       --------------     --------------
 Net increase (decrease) in net assets from
  operations ....................................      149,348         57,186          239,027,538         90,529,569
                                                     ---------       --------       --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........      375,584        244,409          177,758,272        193,458,187
  Transfers between funds and guaranteed
   interest account, net ........................      152,739        115,738         (114,937,624)       (74,912,550)
  Transfers for contract benefits and
   terminations .................................      (71,311)          (951)        (121,674,127)      (128,816,157)
  Contract maintenance charges ..................      (69,506)       (50,634)        (130,641,580)      (134,076,001)
                                                     ---------       --------       --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      387,506        308,562         (189,495,059)      (144,346,521)
                                                     ---------       --------       --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (6,296)         3,445             (166,369)            11,886
                                                     ---------       --------       --------------     --------------
Increase (Decrease) in Net Assets ...............      530,558        369,193           49,366,110        (53,805,066)
Net Assets -- Beginning of Period ...............      764,179        394,986        2,436,549,642      2,490,354,708
                                                     ---------       --------       --------------     --------------
Net Assets -- End of Period .....................   $1,294,737       $764,179       $2,485,915,752     $2,436,549,642
                                                    ==========       ========       ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            4              3                  360                452
 Redeemed .......................................           (1)            (1)                (581)              (617)
                                                     ---------       --------       --------------     --------------
 Net Increase (Decrease) ........................            3              2                 (221)              (165)
                                                     ---------       --------       --------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           --             --                  296                347
 Redeemed .......................................           --             --                 (341)              (360)
                                                     ---------       --------       --------------     --------------
 Net Increase (Decrease) ........................           --             --                  (45)               (13)
                                                     ---------       --------       --------------     --------------

                                                                                            EQ/AllianceBernstein
                                                         EQ/AllianceBernstein                   Intermediate
                                                           Growth and Income               Government Securities
                                                  ----------------------------------- --------------------------------
                                                        2006              2005              2006             2005
                                                  ---------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   5,481,293     $  3,560,951      $   5,099,620    $   4,753,564
 Net realized gain (loss) on investments ........     35,960,630       18,765,905         (1,796,470)        (921,747)
 Change in unrealized appreciation
  (depreciation) on investments .................     47,709,613        3,088,109            529,245       (2,113,517)
                                                   -------------     ------------      -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     89,151,536       25,414,965          3,832,395        1,718,300
                                                   -------------     ------------      -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     47,677,079       53,417,584         18,471,242       26,424,712
  Transfers between funds and guaranteed
   interest account, net ........................    (34,918,286)        (290,144)       (12,616,385)     (26,087,265)
  Transfers for contract benefits and
   terminations .................................    (25,245,118)     (23,883,838)       (10,731,596)     (10,299,784)
  Contract maintenance charges ..................    (27,774,030)     (27,807,282)        (9,335,198)     (10,433,926)
                                                   -------------     ------------      -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (40,260,355)       1,436,320        (14,211,937)     (20,396,263)
                                                   -------------     ------------      -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (203,249)          40,761           (126,580)          40,895
                                                   -------------     ------------      -------------    -------------
Increase (Decrease) in Net Assets ...............     48,687,932       26,892,046        (10,506,122)     (18,637,068)
Net Assets -- Beginning of Period ...............    516,875,230      489,983,184        146,760,333      165,397,401
                                                   -------------     ------------      -------------    -------------
Net Assets -- End of Period .....................  $ 565,563,162     $516,875,230      $ 136,254,211    $ 146,760,333
                                                   =============     ============      =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            171              245                204              237
 Redeemed .......................................           (264)            (250)              (267)            (345)
                                                   -------------     ------------      -------------    -------------
 Net Increase (Decrease) ........................            (93)              (5)               (63)            (108)
                                                   -------------     ------------      -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            144              198                 63               65
 Redeemed .......................................           (198)            (177)               (73)             (59)
                                                   -------------     ------------      -------------    -------------
 Net Increase (Decrease) ........................            (54)              21                (10)               6
                                                   -------------     ------------      -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/AllianceBernstein               EQ/AllianceBernstein
                                                            International                    Large Cap Growth
                                                  --------------------------------- -----------------------------------
                                                        2006             2005             2006              2005
                                                  ---------------- ---------------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   8,109,683    $   7,121,831     $   (576,639)     $  (521,232)
 Net realized gain (loss) on investments ........     75,691,358       14,930,473        2,672,958       (1,493,212)
 Change in unrealized appreciation
  (depreciation) on investments .................     66,443,492       62,525,996       (3,658,129)      15,068,041
                                                   -------------    -------------     ------------      -----------
 Net increase (decrease) in net assets from
  operations ....................................    150,244,533       84,578,300       (1,561,810)      13,053,597
                                                   -------------    -------------     ------------      -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     49,448,222       47,940,984       15,163,468       14,634,813
  Transfers between funds and guaranteed
   interest account, net ........................     10,016,514        6,464,544       (5,095,300)        (911,602)
  Transfers for contract benefits and
   terminations .................................    (35,718,856)     (31,175,082)      (6,198,790)      (4,991,117)
  Contract maintenance charges ..................    (31,206,510)     (30,018,199)      (7,562,326)      (7,614,853)
                                                   -------------    -------------     ------------      -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (7,460,630)      (6,787,753)      (3,692,948)       1,117,241
                                                   -------------    -------------     ------------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        477,581           34,281         (196,991)          37,581
                                                   -------------    -------------     ------------      -----------
Increase (Decrease) in Net Assets ...............    143,261,484       77,824,828       (5,451,749)      14,208,419
Net Assets -- Beginning of Period ...............    651,648,177      573,823,349      111,939,252       97,730,833
                                                   -------------    -------------     ------------      -----------
Net Assets -- End of Period .....................  $ 794,909,661    $ 651,648,177     $106,487,503     $111,939,252
                                                   =============    =============     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            514              561               28               16
 Redeemed .......................................           (570)            (634)             (15)              (6)
                                                   -------------    -------------     ------------      -----------
 Net Increase (Decrease) ........................            (56)             (73)              13               10
                                                   -------------    -------------     ------------      -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            126              134              475              418
 Redeemed .......................................           (106)            (105)            (554)            (435)
                                                   -------------    -------------     ------------      -----------
 Net Increase (Decrease) ........................             20               29              (79)             (17)
                                                   -------------    -------------     ------------      -----------

                                                         EQ/AllianceBernstein               EQ/AllianceBernstein
                                                             Quality Bond                     Small Cap Growth
                                                  ----------------------------------- ---------------------------------
                                                         2006              2005             2006             2005
                                                  ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $ 4,789,822       $  4,884,587    $  (1,151,382)   $  (1,014,462)
 Net realized gain (loss) on investments ........       (597,727)           145,652       31,819,888        6,813,377
 Change in unrealized appreciation
  (depreciation) on investments .................        410,649         (2,637,874)     (12,202,371)      16,153,862
                                                     -----------       ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      4,602,744          2,392,365       18,466,135       21,952,777
                                                     -----------       ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     12,860,127         16,459,665       21,509,026       21,703,897
  Transfers between funds and guaranteed
   interest account, net ........................     (7,210,175)        (5,433,568)      (7,272,916)      (5,200,588)
  Transfers for contract benefits and
   terminations .................................     (7,850,649)        (8,417,591)     (11,506,643)     (10,114,992)
  Contract maintenance charges ..................     (7,302,955)        (7,962,656)     (10,749,177)     (10,477,802)
                                                     -----------       ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (9,503,652)        (5,354,150)      (8,019,710)      (4,089,485)
                                                     -----------       ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (154,670)            32,493         (158,745)          21,623
                                                     -----------       ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (5,055,578)        (2,929,292)      10,287,680       17,884,915
Net Assets -- Beginning of Period ...............    138,501,110        141,430,402      221,831,101      203,946,186
                                                     -----------       ------------    -------------    -------------
Net Assets -- End of Period .....................    $133,445,532      $138,501,110    $ 232,118,781    $ 221,831,101
                                                     ============      ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            310                312              274              230
 Redeemed .......................................           (354)              (342)            (311)            (264)
                                                     ------------      ------------    -------------    -------------
 Net Increase (Decrease) ........................            (44)               (30)             (37)             (34)
                                                     ------------      ------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................             54                 59               82               94
 Redeemed .......................................            (63)               (59)             (94)             (83)
                                                     ------------      ------------    -------------    -------------
 Net Increase (Decrease) ........................             (9)                --              (12)              11
                                                     ------------      ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/Ariel Appreciation
                                                     EQ/AllianceBernstein Value             II (b)
                                                  --------------------------------- -----------------------
                                                        2006             2005           2006        2005
                                                  ---------------- ---------------- ----------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   3,254,225    $   1,632,487    $    293      $    2
 Net realized gain (loss) on investments ........     27,338,802        9,509,163          36        --
 Change in unrealized appreciation
  (depreciation) on investments .................     20,025,485          (16,652)      2,777          (6)
                                                   -------------    -------------    --------      ------
 Net increase (decrease) in net assets from
  operations ....................................     50,618,512       11,124,998       3,106          (4)
                                                   -------------    -------------    --------      -------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     27,785,019       26,170,826      33,131         832
  Transfers between funds and guaranteed
   interest account, net ........................     15,859,712       15,940,779       8,141          54
  Transfers for contract benefits and
   terminations .................................    (11,223,334)     (10,405,783)         --        --
  Contract maintenance charges ..................    (12,108,317)     (11,178,555)     (4,835)        (70)
                                                   -------------    -------------    --------      ------
Net increase (decrease) in net assets from
 contractowners transactions ....................     20,313,080       20,527,267      36,437         816
                                                   -------------    -------------    --------      ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (144,405)          35,673         108          (1)
                                                   -------------    -------------    --------      ------
Increase (Decrease) in Net Assets ...............     70,787,187       31,687,938      39,651         811
Net Assets -- Beginning of Period ...............    235,543,762      203,855,824         811         --
                                                   -------------    -------------    --------      ------
Net Assets -- End of Period .....................  $ 306,330,949    $ 235,543,762    $ 40,462        $811
                                                   =============    =============    ========      ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             75               71          --        --
 Redeemed .......................................            (25)             (20)         --        --
                                                   -------------    -------------    --------      ------
 Net Increase (Decrease) ........................             50               51          --        --
                                                   -------------    -------------    --------      ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            506              439          --        --
 Redeemed .......................................           (436)            (342)         --        --
                                                   -------------    -------------    --------      ------
 Net Increase (Decrease) ........................             70               97          --        --
                                                   -------------    -------------    --------      ------

                                                      EQ/AXA Rosenberg Value             EQ/Boston Advisors
                                                         Long/Short Equity                  Equity Income
                                                  ------------------------------- ---------------------------------
                                                        2006            2005            2006             2005
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   358,369    $    (55,055)     $  62,963        $  16,144
 Net realized gain (loss) on investments ........       276,931         775,201        144,947            2,144
 Change in unrealized appreciation
  (depreciation) on investments .................      (529,323)        239,655        142,311           25,382
                                                    -----------    ------------      ---------        ---------
 Net increase (decrease) in net assets from
  operations ....................................       105,977         959,801        350,221           43,670
                                                    -----------    ------------      ---------        ---------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     1,463,924       1,054,346      1,057,061          666,682
  Transfers between funds and guaranteed
   interest account, net ........................     1,832,745       7,081,027        772,778          625,982
  Transfers for contract benefits and
   terminations .................................      (394,241)       (259,707)       (14,033)            (453)
  Contract maintenance charges ..................      (515,544)       (409,664)      (212,184)         (95,615)
                                                    -----------    ------------      ---------        ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................     2,386,884       7,466,003      1,603,622        1,196,596
                                                    -----------    ------------      ---------        ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (63,347)     (7,160,760)         1,433                1
                                                    -----------    ------------      ---------        ---------
Increase (Decrease) in Net Assets ...............     2,429,514       1,265,043      1,955,276        1,240,267
Net Assets -- Beginning of Period ...............    12,878,408      11,613,365      1,281,933           41,666
                                                    -----------    ------------      ---------        ---------
Net Assets -- End of Period .....................   $15,307,922    $ 12,878,408     $3,237,209       $1,281,933
                                                    ===========    ============     ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            --              --             --               --
 Redeemed .......................................            --              --             --               --
                                                    -----------    ------------      ---------        ---------
 Net Increase (Decrease) ........................            --              --             --               --
                                                    -----------    ------------      ---------        ---------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           116             233             19               13
 Redeemed .......................................           (94)           (160)            (5)              (2)
                                                    -----------    ------------      ---------        ---------
 Net Increase (Decrease) ........................            22              73             14               11
                                                    -----------    ------------      ---------        ---------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Calvert                      EQ/Capital
                                                      Socially Responsible               Guardian Growth
                                                  ----------------------------- ---------------------------------
                                                       2006           2005            2006             2005
                                                  -------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $(1,176)       $  (242)       $ (11,050)       $  (6,748)
 Net realized gain (loss) on investments ........      4,569          7,823           60,230          (31,022)
 Change in unrealized appreciation
  (depreciation) on investments .................      7,721          5,873          206,145          134,927
                                                     -------        -------        ---------        ---------
 Net increase (decrease) in net assets from
  operations ....................................     11,114         13,454          255,325           97,157
                                                     -------        -------        ---------        ---------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     47,677          8,874          205,966          125,413
  Transfers between funds and guaranteed
   interest account, net ........................     70,364        103,963        1,757,244          367,226
  Transfers for contract benefits and
   terminations .................................     (8,058)            --          (58,153)         (90,618)
  Contract maintenance charges ..................     (8,975)        (1,535)         (96,168)         (95,607)
                                                     -------        -------        ---------        ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    101,008        111,302        1,808,889          306,414
                                                     -------        -------        ---------        ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (278)           242          (41,439)          10,786
                                                     -------        -------        ---------        ---------
Increase (Decrease) in Net Assets ...............    111,844        124,998        2,022,775          414,357
Net Assets -- Beginning of Period ...............    203,285         78,287        2,374,918        1,960,561
                                                     -------        -------        ---------        ---------
Net Assets -- End of Period .....................   $315,129       $203,285       $4,397,693       $2,374,918
                                                    ========       ========       ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................         --             --               --               --
 Redeemed .......................................         --             --               --               --
                                                     -------        -------        ---------        ---------
 Net Increase (Decrease) ........................         --             --               --               --
                                                     -------        -------        ---------        ---------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................          2              2               30                8
 Redeemed .......................................         (1)            (1)              (9)              (4)
                                                     -------        -------        ---------        ---------
 Net Increase (Decrease) ........................          1              1               21                4
                                                     -------        -------        ---------        ---------

                                                              EQ/Capital                         EQ/Capital
                                                        Guardian International                Guardian Research
                                                  ---------------------------------- -----------------------------------
                                                         2006             2005              2006              2005
                                                  ----------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   98,012        $  47,801       $    56,845       $    54,263
 Net realized gain (loss) on investments ........     1,550,425           85,856         5,740,870         2,639,354
 Change in unrealized appreciation
  (depreciation) on investments .................       175,787          571,046         3,871,453         1,720,192
                                                     ----------        ---------       -----------       -----------
 Net increase (decrease) in net assets from
  operations ....................................     1,824,224          704,703         9,669,168         4,413,809
                                                     ----------        ---------       -----------       -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........       737,317          271,919         7,201,215         8,025,657
  Transfers between funds and guaranteed
   interest account, net ........................     5,789,222          871,706        (2,880,779)       (1,527,062)
  Transfers for contract benefits and
   terminations .................................      (277,582)         (45,937)       (4,774,994)       (3,911,105)
  Contract maintenance charges ..................      (288,387)        (143,013)       (4,393,941)       (4,537,772)
                                                     ----------        ---------       -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     5,960,570          954,675        (4,848,499)       (1,950,282)
                                                     ----------        ---------       -----------       -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (55,845)          19,033          (181,787)           38,564
                                                     ----------        ---------       -----------       -----------
Increase (Decrease) in Net Assets ...............     7,728,949        1,678,411         4,638,882         2,502,091
Net Assets -- Beginning of Period ...............     5,376,057        3,697,646        85,311,040        82,808,949
                                                     ----------        ---------       -----------       -----------
Net Assets -- End of Period .....................   $13,105,006       $5,376,057       $89,949,922       $85,311,040
                                                    ===========       ==========       ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             1                1                 2                 4
 Redeemed .......................................            (2)              (1)               (2)               (1)
                                                     ----------        ---------       -----------       -----------
 Net Increase (Decrease) ........................            (1)              --                --                 3
                                                     ----------        ---------       -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            50               18               142               124
 Redeemed .......................................            (2)              (9)             (178)             (142)
                                                     ----------        ---------       -----------       -----------
 Net Increase (Decrease) ........................            48                9               (36)              (18)
                                                     ----------        ---------       -----------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Capital Guardian           EQ/Caywood-Scholl
                                                             U.S. Equity              High Yield Bond (a)
                                                  --------------------------------- -----------------------
                                                        2006             2005           2006        2005
                                                  --------------- ----------------- ----------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    593,704     $    52,999      $   7,301    $ 124
 Net realized gain (loss) on investments ........     8,637,894       7,031,309            520        6
 Change in unrealized appreciation
  (depreciation) on investments .................    (2,693,442)     (3,405,777)        (1,405)     (91)
                                                   ------------     -----------      ---------    -------
 Net increase (decrease) in net assets from
  operations ....................................     6,538,156       3,678,531          6,416       39
                                                   ------------     -----------      ---------    -------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     7,425,927       7,809,012        105,648    2,974
  Transfers between funds and guaranteed
   interest account, net ........................      (434,186)      2,112,402         35,933    3,987
  Transfers for contract benefits and
   terminations .................................    (4,481,999)     (3,188,033)           (36)      --
  Contract maintenance charges ..................    (2,973,242)     (2,895,148)       (14,617)    (355)
                                                   ------------     -----------      ---------    -------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (463,500)      3,838,233        126,928    6,606
                                                   ------------     -----------      ---------    -------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........      (218,035)         54,006            580         (1)
                                                   ------------     -----------      ---------    --------
Increase (Decrease) in Net Assets ...............     5,856,621       7,570,770        133,924    6,644
Net Assets -- Beginning of Period ...............    70,113,028      62,542,258          6,644       --
                                                   ------------     -----------      ---------    -------
Net Assets -- End of Period .....................  $ 75,969,649     $70,113,028      $ 140,568    $6,644
                                                   ============     ===========      =========    =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            22              26             --       --
 Redeemed .......................................           (11)               (8)          --       --
                                                   ------------     --------------   ---------    -------
 Net Increase (Decrease) ........................            11              18             --       --
                                                   ------------     -------------    ---------    -------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           177             167              1       --
 Redeemed .......................................          (198)           (155)            --       --
                                                   ------------     -------------    ---------    -------
 Net Increase (Decrease) ........................           (21)             12              1       --
                                                   ------------     -------------    ---------    -------

                                                                                            EQ/Evergreen
                                                         EQ/Equity 500 Index           International Bond (b)
                                                  --------------------------------- ----------------------------
                                                        2006             2005             2006          2005
                                                  ---------------- ---------------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   9,095,239    $   7,362,860      $   412        $   --
 Net realized gain (loss) on investments ........     35,528,229       15,997,027         (162)           --
 Change in unrealized appreciation
  (depreciation) on investments .................     55,581,211        4,797,790       (2,621)          (32)
                                                   -------------    -------------      -------        ------
 Net increase (decrease) in net assets from
  operations ....................................    100,204,679       28,157,677       (2,371)          (32)
                                                   -------------    -------------      -------        ------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     61,145,324       68,745,334       38,423         8,286
  Transfers between funds and guaranteed
   interest account, net ........................    (36,208,848)     (29,624,902)     225,114         3,310
  Transfers for contract benefits and
   terminations .................................    (46,720,919)     (37,878,484)          (1)           --
  Contract maintenance charges ..................    (36,790,957)     (37,945,366)      (5,650)          (54)
                                                   -------------    -------------      -------        ------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (58,575,400)     (36,703,418)     257,886        11,542
                                                   -------------    -------------      -------        ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (139,679)          35,271        2,815            (1)
                                                   -------------    -------------      -------        ------
Increase (Decrease) in Net Assets ...............     41,489,600       (8,510,470)     258,330        11,509
Net Assets -- Beginning of Period ...............    714,467,164      722,977,634       11,509            --
                                                   -------------    -------------      -------        ------
Net Assets -- End of Period .....................  $ 755,956,764    $ 714,467,164     $269,839       $11,509
                                                   =============    =============     ========       =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            350              356            5            --
 Redeemed .......................................           (534)            (479)          (3)           --
                                                   -------------    -------------      -------        ------
 Net Increase (Decrease) ........................           (184)            (123)           2            --
                                                   -------------    -------------      -------        ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            221              221            1            --
 Redeemed .......................................           (238)            (241)          --            --
                                                   -------------    -------------      -------        ------
 Net Increase (Decrease) ........................            (17)             (20)           1            --
                                                   -------------    -------------      -------        ------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Evergreen
                                                                Omega                        EQ/FI Mid Cap
                                                  -------------------------------- ---------------------------------
                                                        2006            2005             2006             2005
                                                  --------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     142,914    $  (44,722)      $  3,369,159    $   7,235,702
 Net realized gain (loss) on investments ........      1,044,906       645,760          6,953,727        9,676,131
 Change in unrealized appreciation
  (depreciation) on investments .................       (729,118)     (289,712)         1,910,434      (10,776,853)
                                                   -------------    ----------       ------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................        458,702       311,326         12,233,320        6,134,980
                                                   -------------    ----------       ------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........        721,799       897,590         15,311,946       14,709,475
  Transfers between funds and guaranteed
   interest account, net ........................     (1,478,872)     (692,759)        (3,753,541)       3,631,718
  Transfers for contract benefits and
   terminations .................................       (332,549)     (357,705)        (4,659,916)      (4,618,540)
  Contract maintenance charges ..................       (393,454)     (429,365)        (5,822,794)      (5,271,708)
                                                   -------------    ----------       ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (1,483,076)     (582,239)         1,075,695        8,450,945
                                                   -------------    ----------       ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        (97,958)       33,695           (208,139)         (18,470)
                                                   -------------    ----------       ------------    -------------
Increase (Decrease) in Net Assets ...............     (1,122,332)     (237,218)        13,100,876       14,567,455
Net Assets -- Beginning of Period ...............      9,848,257    10,085,475        110,740,685       96,173,230
                                                   -------------    ----------       ------------    -------------
Net Assets -- End of Period .....................  $   8,725,925    $9,848,257       $123,841,561    $ 110,740,685
                                                   =============    ==========       ============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             --             2                 42               40
 Redeemed .......................................             --            (1)              (18)             (13)
                                                   -------------    -------------    ------------    -------------
 Net Increase (Decrease) ........................             --             1                 24               27
                                                   -------------    ------------     ------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................             54            68                262              310
 Redeemed .......................................            (71)          (75)              (291)            (277)
                                                   -------------    ------------     ------------    -------------
 Net Increase (Decrease) ........................            (17)           (7)               (29)              33
                                                   -------------    -------------    ------------    -------------

                                                                                        EQ/GAMCO Mergers
                                                         EQ/FI Mid Cap Value          and Acquisitions (a)
                                                  --------------------------------- -------------------------
                                                        2006             2005            2006         2005
                                                  ---------------- ---------------- ------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (439,449)   $  10,203,012     $ 3,770       $  48
 Net realized gain (loss) on investments ........     29,815,006       20,118,038         543           6
 Change in unrealized appreciation
  (depreciation) on investments .................      1,130,301       (5,600,052)     (1,147)        (30)
                                                   -------------    -------------     -------       -----
 Net increase (decrease) in net assets from
  operations ....................................     30,505,858       24,720,998       3,166          24
                                                   -------------    -------------     -------       -----
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     29,572,357       29,567,515      69,700         658
  Transfers between funds and guaranteed
   interest account, net ........................    (14,761,837)      13,282,937      25,269       2,903
  Transfers for contract benefits and
   terminations .................................    (13,180,504)     (11,985,735)         (5)       --
  Contract maintenance charges ..................    (13,073,041)     (12,345,188)     (6,589)       (121)
                                                   -------------    -------------     -------       -----
Net increase (decrease) in net assets from
 contractowners transactions ....................    (11,443,025)      18,519,529      88,375       3,440
                                                   -------------    -------------     -------       -----
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (135,405)          (1,387)      1,425          (1)
                                                   -------------    -------------     -------       -----
Increase (Decrease) in Net Assets ...............     18,927,428       43,239,140      92,966       3,463
Net Assets -- Beginning of Period ...............    261,624,415      218,385,275       3,463          --
                                                   -------------    -------------     -------       -----
Net Assets -- End of Period .....................  $ 280,551,843    $ 261,624,415     $96,429      $3,463
                                                   =============    =============     =======      ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             53               58          --          --
 Redeemed .......................................            (25)             (17)         --          --
                                                   -------------    -------------     -------       -----
 Net Increase (Decrease) ........................             28               41          --          --
                                                   -------------    -------------     -------       -----
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            296              432           1          --
 Redeemed .......................................           (389)            (360)         --          --
                                                   -------------    -------------     -------       -----
 Net Increase (Decrease) ........................            (93)              72           1          --
                                                   -------------    -------------     -------       -----

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/GAMCO Small              EQ/International
                                                            Company Value                 Growth (a)
                                                  -----------------------------  --------------------------
                                                      2006              2005           2006        2005
                                                  -------------- --------------  -------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $  47,947        $  10,962      $    448    $   17
 Net realized gain (loss) on investments ........      183,977          107,059         1,232        50
 Change in unrealized appreciation
  (depreciation) on investments .................      273,267          (70,976)        5,559       115
                                                    ----------       ----------      --------    ------
 Net increase (decrease) in net assets from
  operations ....................................      505,191           47,045         7,239       182
                                                    ----------       ----------      --------    ------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    1,574,859          933,596        63,119     4,451
  Transfers between funds and guaranteed
   interest account, net ........................      738,829          784,238        10,753     1,107
  Transfers for contract benefits and
   terminations .................................      (37,339)          (2,255)          (15)       --
  Contract maintenance charges ..................     (310,167)        (141,039)       (8,235)     (110)
                                                    ----------       ----------      --------    ------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,966,182        1,574,540        65,622     5,448
                                                    ----------       ----------      --------    ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        4,171                1           354        --
                                                      --------        ---------      --------    ------
Increase (Decrease) in Net Assets ...............    2,475,544        1,621,586        73,215     5,630
Net Assets -- Beginning of Period ...............    1,759,344          137,758         5,630        --
                                                    ----------       ----------      --------    ------
Net Assets -- End of Period .....................   $4,234,888       $1,759,344      $ 78,845    $5,630
                                                    ==========       ==========      ========    ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --               --            --        --
 Redeemed .......................................           --               --            --        --
                                                    ----------       ----------      --------    ------
 Net Increase (Decrease) ........................           --               --            --        --
                                                    ----------       ----------      --------    ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           23               16             1        --
 Redeemed .......................................           (8)              (3)           --        --
                                                    ----------       ----------      --------    ------
 Net Increase (Decrease) ........................           15               13             1        --
                                                    ----------       ----------      --------    ------

                                                               EQ/Janus                         EQ/JPMorgan
                                                           Large Cap Growth                      Core Bond
                                                  ----------------------------------- -------------------------------
                                                         2006              2005             2006            2005
                                                  ----------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (138,248)      $  (130,905)     $  1,953,725    $  1,069,096
 Net realized gain (loss) on investments ........       763,583           680,489           (34,693)         31,542
 Change in unrealized appreciation
  (depreciation) on investments .................      (463,244)        1,244,466          (238,223)       (663,385)
                                                    -----------       -----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       162,091         1,794,050         1,680,809         437,253
                                                    -----------       -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     3,783,631         4,298,537         9,077,024       6,773,976
  Transfers between funds and guaranteed
   interest account, net ........................    (1,203,431)          386,248         9,307,929      12,510,537
  Transfers for contract benefits and
   terminations .................................    (1,657,456)         (952,346)       (1,748,039)       (603,132)
  Contract maintenance charges ..................    (1,664,668)       (1,650,173)       (2,720,115)     (1,798,076)
                                                    -----------       -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (741,924)        2,082,266        13,916,799      16,883,305
                                                    -----------       -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........      (200,229)           21,177          (101,007)         43,076
                                                    -----------       -----------      ------------    ------------
Increase (Decrease) in Net Assets ...............      (780,062)        3,897,493        15,496,601      17,363,634
Net Assets -- Beginning of Period ...............    28,233,389        24,335,896        34,270,121      16,906,487
                                                    -----------       -----------      ------------    ------------
Net Assets -- End of Period .....................   $27,453,327       $28,233,389      $ 49,766,722    $ 34,270,121
                                                    ===========       ===========      ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             4                 4                78              69
 Redeemed .......................................            (1)               (1)              (33)            (20)
                                                    -----------       -----------      ------------    ------------
 Net Increase (Decrease) ........................             3                 3                45              49
                                                    -----------       -----------      ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           163               175               110             113
 Redeemed .......................................          (180)             (147)              (47)            (31)
                                                    -----------       -----------      ------------    ------------
 Net Increase (Decrease) ........................           (17)               28                63              82
                                                    -----------       -----------      ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/JPMorgan                 EQ/Legg Mason
                                                         Value Opportunities            Value Equity (b)
                                                  --------------------------------- ------------------------
                                                         2006             2005          2006        2005
                                                  ----------------- --------------- ----------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $ 1,572,582      $    361,288    $      87    $    1
 Net realized gain (loss) on investments ........     2,538,408           887,285         (549)       --
 Change in unrealized appreciation
  (depreciation) on investments .................     2,597,786          (104,815)      21,901      (171)
                                                    -----------      ------------    ---------    ------
 Net increase (decrease) in net assets from
  operations ....................................     6,708,776         1,143,758       21,439      (170)
                                                    -----------      ------------    ---------    ------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     2,899,192         3,282,208      104,066    14,811
  Transfers between funds and guaranteed
   interest account, net ........................     3,423,024        (1,233,942)     167,158     1,905
  Transfers for contract benefits and
   terminations .................................    (1,806,984)       (1,587,149)          --        --
  Contract maintenance charges ..................    (1,771,854)       (1,792,945)     (23,480)     (187)
                                                    -----------      ------------    ---------    ------
Net increase (decrease) in net assets from
 contractowners transactions ....................     2,743,378        (1,331,828)     247,744    16,529
                                                    -----------      ------------    ---------    ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........      (256,541)           21,866          684        (1)
                                                    -----------      ------------    ---------    ------
Increase (Decrease) in Net Assets ...............     9,195,613          (166,204)     269,867    16,358
Net Assets -- Beginning of Period ...............    34,252,002        34,418,206       16,358        --
                                                    -----------      ------------    ---------    ------
Net Assets -- End of Period .....................   $43,447,615      $ 34,252,002    $ 286,225   $16,358
                                                    ===========      ============    =========   =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             2                 2           --        --
 Redeemed .......................................            (1)               --           --        --
                                                    -----------      ------------    ---------    ------
 Net Increase (Decrease) ........................             1                 2           --        --
                                                    -----------      ------------    ---------    ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            95                69            3        --
 Redeemed .......................................           (81)              (81)          --        --
                                                    -----------      ------------    ---------    ------
 Net Increase (Decrease) ........................            14               (12)           3        --
                                                    -----------      ------------    ---------    ------

                                                        EQ/Long            EQ/Lord Abbett
                                                     Term Bond (a)     Growth and Income (a)
                                                  -------------------- ----------------------
                                                     2006       2005      2006        2005
                                                  ---------- --------- ---------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  2,404   $  100    $    545    $   1
 Net realized gain (loss) on investments ........      (105)      39         482        7
 Change in unrealized appreciation
  (depreciation) on investments .................      (448)     (47)      4,848      (93)
                                                   --------   ------    --------    -----
 Net increase (decrease) in net assets from
  operations ....................................     1,851       92       5,875      (85)
                                                   --------   ------    --------    -----
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    51,182    5,567      55,563    7,735
  Transfers between funds and guaranteed
   interest account, net ........................    14,432    1,499      15,128      368
  Transfers for contract benefits and
   terminations .................................      (114)      --         (11)      --
  Contract maintenance charges ..................    (8,657)    (188)     (5,270)    (111)
                                                   --------   ------    --------    -----
Net increase (decrease) in net assets from
 contractowners transactions ....................    56,843    6,878      65,410    7,992
                                                   --------   ------    --------    -----
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       120       --         306       (1)
                                                   --------   ------    --------    -----
Increase (Decrease) in Net Assets ...............    58,814    6,970      71,591    7,906
Net Assets -- Beginning of Period ...............     6,970       --       7,906       --
                                                   --------   ------    --------    -----
Net Assets -- End of Period .....................  $ 65,784   $6,970    $ 79,497   $7,906
                                                   ========   ======    ========   ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................        --       --          --       --
 Redeemed .......................................        --       --          --       --
                                                   --------   ------    --------    -----
 Net Increase (Decrease) ........................        --       --          --       --
                                                   --------   ------    --------    -----
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................         1       --           1       --
 Redeemed .......................................        --       --          --       --
                                                   --------   ------    --------    -----
 Net Increase (Decrease) ........................         1       --           1       --
                                                   --------   ------    --------    -----

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Lord Abbett             EQ/Lord Abbett
                                                      Large Cap Core (a)          Mid Cap Value (a)
                                                  --------------------------- -------------------------
                                                       2006          2005          2006         2005
                                                  -------------- ------------ -------------- ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   178        $  --       $  1,080      $    81
 Net realized gain (loss) on investments ........        206           --            822            1
 Change in unrealized appreciation
  (depreciation) on investments .................      1,195           (7)        10,135         (225)
                                                     -------        -----       --------      -------
 Net increase (decrease) in net assets from
  operations ....................................      1,579           (7)        12,037         (143)
                                                     -------        -----       --------      -------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     17,630        1,133         96,747        4,570
  Transfers between funds and guaranteed
   interest account, net ........................      6,013           --         28,776       16,253
  Transfers for contract benefits and
   terminations .................................         (1)          --             (1)          --
  Contract maintenance charges ..................     (3,188)         (10)       (10,017)        (184)
                                                     -------        -----       --------      -------
Net increase (decrease) in net assets from
 contractowners transactions ....................     20,454        1,123        115,505       20,639
                                                     -------        -----       --------      -------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........         (1)           1            171            1
                                                     -------        -----       --------      -------
Increase (Decrease) in Net Assets ...............     22,032        1,117        127,713       20,497
Net Assets -- Beginning of Period ...............      1,117           --         20,497           --
                                                     -------        -----       --------      -------
Net Assets -- End of Period .....................    $23,149       $1,117       $148,210      $20,497
                                                     =======       ======      =========      =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................         --           --             --           --
 Redeemed .......................................         --           --             --           --
                                                     -------        -----       --------      -------
 Net Increase (Decrease) ........................         --           --             --           --
                                                     -------        -----       --------      -------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................         --           --              1           --
 Redeemed .......................................         --           --             --           --
                                                     -------        -----       --------      -------
 Net Increase (Decrease) ........................         --           --              1           --
                                                     -------        -----       --------      -------

                                                                                               EQ/Mercury
                                                          EQ/Marsico Focus                 Basic Value Equity
                                                  --------------------------------- --------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    482,942     $   (441,125)   $   4,693,663    $   1,684,219
 Net realized gain (loss) on investments ........      8,225,503        5,802,118       14,033,880       12,224,760
 Change in unrealized appreciation
  (depreciation) on investments .................      3,097,670        5,336,137       17,430,944       (9,411,643)
                                                    ------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     11,806,115       10,697,130       36,158,487        4,497,336
                                                    ------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     18,604,151       15,060,552       19,275,299       22,368,051
  Transfers between funds and guaranteed
   interest account, net ........................     16,678,433       12,179,047      (10,316,986)     (11,116,636)
  Transfers for contract benefits and
   terminations .................................     (5,954,995)      (3,432,673)     (10,236,266)      (9,164,350)
  Contract maintenance charges ..................     (6,587,373)      (5,283,429)      (9,471,400)      (9,762,283)
                                                    ------------     ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     22,740,216       18,523,497      (10,749,353)      (7,675,218)
                                                    ------------     ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (138,582)          35,358          (97,667)         (32,426)
                                                    ------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     34,407,749       29,255,985       25,311,467       (3,210,308)
Net Assets -- Beginning of Period ...............    118,358,060       89,102,075      187,930,255      191,140,563
                                                    ------------     ------------    -------------    -------------
Net Assets -- End of Period .....................   $152,765,809     $118,358,060    $ 213,241,722    $ 187,930,255
                                                    ============     ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             85               64               33               45
 Redeemed .......................................            (31)             (19)             (19)             (17)
                                                    ------------     ------------    -------------    -------------
 Net Increase (Decrease) ........................             54               45               14               28
                                                    ------------     ------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            305              249              183              189
 Redeemed .......................................           (212)            (160)            (242)            (245)
                                                    ------------     ------------    -------------    -------------
 Net Increase (Decrease) ........................             93               89              (59)             (56)
                                                    ------------     ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Mercury                        EQ/MFS Emerging
                                                         International Value                  Growth Companies
                                                  --------------------------------- -------------------------------------
                                                        2006             2005              2006               2005
                                                  ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  5,255,539     $  1,762,067     $   (886,980)      $   (873,266)
 Net realized gain (loss) on investments ........     14,881,784        3,206,790          479,058         (4,519,364)
 Change in unrealized appreciation
  (depreciation) on investments .................     17,413,257        8,635,952       11,812,223         18,449,876
                                                    ------------     ------------     ------------       ------------
 Net increase (decrease) in net assets from
  operations ....................................     37,550,580       13,604,809       11,404,301         13,057,246
                                                    ------------     ------------     ------------       ------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     16,925,046       16,322,503       19,493,283         21,790,095
  Transfers between funds and guaranteed
   interest account, net ........................      6,052,626       14,655,804      (14,059,775)       (13,786,932)
  Transfers for contract benefits and
   terminations .................................     (6,843,363)      (4,666,931)      (9,682,191)       (10,133,318)
  Contract maintenance charges ..................     (6,907,725)      (6,121,637)     (11,151,856)       (11,846,948)
                                                    ------------     ------------     ------------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      9,226,584       20,189,739      (15,400,539)       (13,977,103)
                                                    ------------     ------------     ------------       ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       (120,159)          31,283         (208,264)            30,830
                                                    ------------     ------------     ------------       ------------
Increase (Decrease) in Net Assets ...............     46,657,005       33,825,831       (4,204,502)          (889,027)
Net Assets -- Beginning of Period ...............    148,948,056      115,122,225      170,777,406        171,666,433
                                                    ------------     ------------     ------------       ------------
Net Assets -- End of Period .....................   $195,605,061     $148,948,056     $166,572,904       $170,777,406
                                                    ============     ============     ============       ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             44               48               13                 14
 Redeemed .......................................            (19)             (13)              (7)                (6)
                                                    ------------     ------------     ------------       ------------
 Net Increase (Decrease) ........................             25               35                6                  8
                                                    ------------     ------------     ------------       ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            318              342              257                239
 Redeemed .......................................           (297)            (231)            (366)              (351)
                                                    ------------     ------------     ------------       ------------
 Net Increase (Decrease) ........................             21              111             (109)              (112)
                                                    ------------     ------------     ------------       ------------

                                                               EQ/MFS
                                                           Investors Trust                   EQ/Money Market
                                                  --------------------------------- ----------------------------------
                                                         2006             2005            2006              2005
                                                  ----------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   38,456       $    (1,263)   $  13,809,864    $     7,740,695
 Net realized gain (loss) on investments ........       702,629           479,792         (834,831)          (655,056)
 Change in unrealized appreciation
  (depreciation) on investments .................       695,100           244,903          849,855            687,838
                                                     ----------       -----------    -------------    ---------------
 Net increase (decrease) in net assets from
  operations ....................................     1,436,185           723,432       13,824,888          7,773,477
                                                     ----------       -----------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........       958,360         1,037,179      132,141,546        136,046,444
  Transfers between funds and guaranteed
   interest account, net ........................      (318,173)          297,340      (12,784,919)      (104,138,165)
  Transfers for contract benefits and
   terminations .................................      (809,125)         (764,350)     (51,706,250)       (30,400,184)
  Contract maintenance charges ..................      (475,860)         (500,558)     (28,205,691)       (29,047,617)
                                                     ----------       -----------    -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (644,798)           69,611       39,444,686        (27,539,522)
                                                     ----------       -----------    -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........      (174,977)           50,463         (119,236)            33,924
                                                     ----------       -----------    -------------    ---------------
Increase (Decrease) in Net Assets ...............       616,410           843,506       53,150,338        (19,732,121)
Net Assets -- Beginning of Period ...............    12,023,610        11,180,104      300,381,844        320,113,965
                                                     ----------       -----------    -------------    ---------------
Net Assets -- End of Period .....................   $12,640,020       $12,023,610    $ 353,532,182    $   300,381,844
                                                    ===========       ===========    =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            --                 1            2,875              2,428
 Redeemed .......................................            (1)             --             (2,606)            (2,500)
                                                     ----------       -----------    -------------    ---------------
 Net Increase (Decrease) ........................            (1)                1              269                (72)
                                                     ----------       -----------    -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            53                51              357                378
 Redeemed .......................................           (59)              (51)            (383)              (489)
                                                     ----------       -----------    -------------    ---------------
 Net Increase (Decrease) ........................            (6)             --                (26)              (111)
                                                     ----------       -----------    -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Montag &                 EQ/PIMCO
                                                         Caldwell Growth            Real Return (a)
                                                  ----------------------------- -----------------------
                                                       2006           2005          2006        2005
                                                  -------------- -------------- ------------ ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    872       $    377      $  11,287    $   157
 Net realized gain (loss) on investments ........      1,937            351           (120)         5
 Change in unrealized appreciation
  (depreciation) on investments .................     27,671          3,757        (12,245)      (209)
                                                    --------       --------      ---------    -------
 Net increase (decrease) in net assets from
  operations ....................................     30,480          4,485         (1,078)       (47)
                                                    --------       --------      ---------    -------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    242,358        121,550        189,163     14,107
  Transfers between funds and guaranteed
   interest account, net ........................     73,288         70,221        132,070      5,126
  Transfers for contract benefits and
   terminations .................................     (2,239)           (81)           (93)        --
  Contract maintenance charges ..................    (50,972)       (20,063)       (26,873)      (410)
                                                    --------       --------      ---------    -------
Net increase (decrease) in net assets from
 contractowners transactions ....................    262,435        171,627        294,267     18,823
                                                    --------       --------      ---------    -------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........          1             (1)          --            1
                                                    --------       --------      ---------    -------
Increase (Decrease) in Net Assets ...............    292,916        176,111        293,189     18,777
Net Assets -- Beginning of Period ...............    179,103          2,992         18,777         --
                                                    --------       --------      ---------    -------
Net Assets -- End of Period .....................   $472,019       $179,103      $ 311,966    $18,777
                                                    ========       ========      =========    =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................         --             --             --         --
 Redeemed .......................................         --             --             --         --
                                                    --------       --------      ---------    -------
 Net Increase (Decrease) ........................         --             --             --         --
                                                    --------       --------      ---------    -------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................          3              2              3         --
 Redeemed .......................................         (1)            --             --         --
                                                    -----------    --------      ---------    -------
 Net Increase (Decrease) ........................          2              2              3         --
                                                    ----------     --------      ---------    -------

                                                           EQ/Short                       EQ/Small
                                                       Duration Bond (a)                  Cap Value
                                                  --------------------------- ---------------------------------
                                                       2006          2005           2006             2005
                                                  -------------- ------------ --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $ 2,060        $   5      $  2,416,129     $ 1,235,609
 Net realized gain (loss) on investments ........         28           --         3,412,769       1,610,060
 Change in unrealized appreciation
  (depreciation) on investments .................       (753)          (3)           14,733      (1,391,656)
                                                     -------        -----      ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................      1,335            2         5,843,631       1,454,013
                                                     -------        -----      ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     18,933          467         7,420,804       5,912,676
  Transfers between funds and guaranteed
   interest account, net ........................     43,097        2,100         8,194,140       9,713,825
  Transfers for contract benefits and
   terminations .................................         (5)          --        (1,512,801)       (446,855)
  Contract maintenance charges ..................     (4,230)         (17)       (2,328,208)     (1,639,987)
                                                     -------        -----      ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     57,795        2,549        11,773,935      13,539,659
                                                     -------        -----      ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........         (2)          --          (122,229)         69,094
                                                     -------        -----      ------------     -----------
Increase (Decrease) in Net Assets ...............     59,128         2,551       17,495,337      15,062,766
Net Assets -- Beginning of Period ...............      2,551           --        32,160,423      17,097,657
                                                     -------        -----      ------------     -----------
Net Assets -- End of Period .....................    $61,679        $2,551     $ 49,655,760     $32,160,423
                                                     =======        ======     ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................         --           --                31              28
 Redeemed .......................................         --           --               (13)             (7)
                                                     -------        -----      ------------     -----------
 Net Increase (Decrease) ........................         --           --                18              21
                                                     -------        -----      ------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................          1           --                82              90
 Redeemed .......................................         --           --               (42)            (36)
                                                     -------        -----      ------------     -----------
 Net Increase (Decrease) ........................          1           --                40              54
                                                     -------        -----      ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Small                        EQ/Small
                                                          Company Growth                   Company Index
                                                  ------------------------------- -------------------------------
                                                        2006            2005            2006            2005
                                                  ---------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $  20,486       $  9,843      $    445,470    $    271,636
 Net realized gain (loss) on investments ........       23,719          1,424         3,588,389       2,471,091
 Change in unrealized appreciation
  (depreciation) on investments .................       37,611         19,090         2,063,433      (1,500,061)
                                                     ---------       --------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       81,816         30,357         6,097,292       1,242,666
                                                     ---------       --------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    1,285,476        384,611         5,758,277       4,625,517
  Transfers between funds and guaranteed
   interest account, net ........................      809,738        289,021         7,369,015       3,181,194
  Transfers for contract benefits and
   terminations .................................      (21,019)          (255)       (1,360,579)     (1,347,062)
  Contract maintenance charges ..................     (229,568)       (49,617)       (1,788,335)     (1,452,682)
                                                     ---------       --------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,844,627        623,760         9,978,378       5,006,967
                                                     ---------       --------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        3,072             --          (126,031)         43,921
                                                     ---------       --------      ------------    ------------
Increase (Decrease) in Net Assets ...............    1,929,515        654,117        15,949,639       6,293,554
Net Assets -- Beginning of Period ...............      657,900          3,783        32,326,480      26,032,926
                                                     ---------       --------      ------------    ------------
Net Assets -- End of Period .....................   $2,587,415       $657,900      $ 48,276,119    $ 32,326,480
                                                    ==========       ========      ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --             --               233             129
 Redeemed .......................................           --             --              (193)           (107)
                                                     ----------      --------      ------------    ------------
 Net Increase (Decrease) ........................           --             --                40              22
                                                     ----------      --------      ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           19              7                32              18
 Redeemed .......................................           (5)            (1)              (20)            (11)
                                                     ------------    -----------   ------------    ------------
 Net Increase (Decrease) ........................           14              5                12               7
                                                     -----------     ----------    ------------    ------------

                                                                                     EQ/UBS Growth
                                                        EQ/TCW Equity                  and Income
                                                  -------------------------- ------------------------------
                                                       2006          2005          2006           2005
                                                  -------------- ----------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $     --      $      --    $    6,631      $  3,323
 Net realized gain (loss) on investments ........      3,652           (168)       15,510        15,335
 Change in unrealized appreciation
  (depreciation) on investments .................    (15,421)        22,823        77,162        18,961
                                                    --------      ---------    ----------      --------
 Net increase (decrease) in net assets from
  operations ....................................    (11,769)        22,655        99,303        37,619
                                                    --------      ---------    ----------      --------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    402,049        171,453       442,892       385,898
  Transfers between funds and guaranteed
   interest account, net ........................    (10,137)       158,637       (16,043)      158,268
  Transfers for contract benefits and
   terminations .................................     (1,879)           (67)       (6,484)          (17)
  Contract maintenance charges ..................    (52,495)       (26,320)     (101,060)      (42,522)
                                                    --------      ---------    ----------      --------
Net increase (decrease) in net assets from
 contractowners transactions ....................    337,538        303,702       319,305       501,627
                                                    --------      ---------    ----------      --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........         --             --           126            --
                                                    --------      ---------    ----------      --------
Increase (Decrease) in Net Assets ...............    325,769        326,357       418,734       539,246
Net Assets -- Beginning of Period ...............    335,180          8,823       545,051         5,805
                                                    --------      ---------    ----------      --------
Net Assets -- End of Period .....................   $660,949      $ 335,180    $  963,785      $545,051
                                                    ========      =========    ==========      ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................         --             --            --            --
 Redeemed .......................................         --             --            --            --
                                                    --------      ---------    ----------      --------
 Net Increase (Decrease) ........................         --             --            --            --
                                                    --------      ---------    ----------      --------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................          4              3             5             8
 Redeemed .......................................         (1)            --            (3)           (3)
                                                    --------      ---------    ----------      --------
 Net Increase (Decrease) ........................          3              3             2             5
                                                    --------      ---------    ----------      --------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/Van Kampen
                                                       EQ/Van Kampen                   Emerging
                                                       Comstock (a)                 Markets Equity
                                                  ----------------------- -----------------------------------
                                                      2006        2005          2006              2005
                                                  ------------ ---------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   1,948    $   130     $     16,352      $   237,152
 Net realized gain (loss) on investments ........      3,372          3       41,831,755       14,268,528
 Change in unrealized appreciation
  (depreciation) on investments .................      3,807        405       28,700,326       26,186,449
                                                   ---------    -------     ------------      -----------
 Net increase (decrease) in net assets from
  operations ....................................      9,127        538       70,548,433       40,692,129
                                                   ---------    -------     ------------      -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     59,150      1,995       20,530,380       14,601,712
  Transfers between funds and guaranteed
   interest account, net ........................     28,998     14,773       17,833,135       36,316,512
  Transfers for contract benefits and
   terminations .................................        (72)        --       (8,111,837)      (5,541,981)
  Contract maintenance charges ..................    (11,122)      (184)      (8,414,665)      (5,720,267)
                                                   ---------    -------     ------------      -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     76,954     16,584       21,837,013       39,655,975
                                                   ---------    -------     ------------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        304         --         (134,719)           7,715
                                                   ---------    -------     ------------      -----------
Increase (Decrease) in Net Assets ...............     86,385     17,122       92,250,727       80,355,819
Net Assets -- Beginning of Period ...............     17,122         --      185,824,444      105,468,625
                                                   ---------    -------     ------------      -----------
Net Assets -- End of Period .....................  $ 103,507    $17,122     $278,075,171     $185,824,444
                                                   =========    =======     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................         --         --               40               35
 Redeemed .......................................         --         --              (15)              (9)
                                                   ---------    -------     ------------      -----------
 Net Increase (Decrease) ........................         --         --               25               25
                                                   ---------    -------     ------------      -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................          1         --              534              540
 Redeemed .......................................         --         --             (455)            (277)
                                                   ---------    -------     ------------      -----------
 Net Increase (Decrease) ........................          1         --               79              263
                                                   ---------    -------     ------------      -----------

                                                                           EQ/Wells Fargo
                                                     EQ/Van Kampen           Montgomery
                                                   Mid Cap Growth (a)      Small Cap (a)
                                                  -------------------- ----------------------
                                                     2006       2005       2006       2005
                                                  ---------- --------- ----------- ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    259   $   --      $  2,352     $ 19
 Net realized gain (loss) on investments ........       355       --          (137)      --
 Change in unrealized appreciation
  (depreciation) on investments .................     4,510      (35)        3,207      (25)
                                                   --------   ------      --------   ------
 Net increase (decrease) in net assets from
  operations ....................................     5,124      (35)        5,422       (6)
                                                   --------   ------      --------   ------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    66,742    1,315        72,386       18
  Transfers between funds and guaranteed
   interest account, net ........................    19,786    6,171        66,545      390
  Transfers for contract benefits and
   terminations .................................       (40)      --            --       --
  Contract maintenance charges ..................    (9,236)    (202)       (6,597)      (9)
                                                   --------   ------      --------   ------
Net increase (decrease) in net assets from
 contractowners transactions ....................    77,252    7,284       132,334      399
                                                   --------   ------      --------   ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       491       --           979       --
                                                   --------   ------      --------   ------
Increase (Decrease) in Net Assets ...............    82,867    7,249       138,735      393
Net Assets -- Beginning of Period ...............     7,249       --           393       --
                                                   --------   ------      --------   ------
Net Assets -- End of Period .....................  $ 90,116   $7,249      $139,128     $393
                                                   ========   ======      ========   ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................        --       --            --       --
 Redeemed .......................................        --       --            --       --
                                                   --------   ------      --------   ------
 Net Increase (Decrease) ........................        --       --            --       --
                                                   --------   ------      --------   ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................         1       --             1       --
 Redeemed .......................................        --       --            --       --
                                                   --------   ------      --------   ------
 Net Increase (Decrease) ........................         1       --             1       --
                                                   --------   ------      --------   ------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        Fidelity VIP Asset                Fidelity VIP
                                                          Manager: Growth                 Contrafund
                                                  ----------------------------- -------------------------------
                                                       2006           2005            2006            2005
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   48,800     $   35,939    $    361,314     $    15,628
 Net realized gain (loss) on investments ........       52,305         44,847       5,775,836         738,778
 Change in unrealized appreciation
  (depreciation) on investments .................       62,919         10,594      (2,399,737)      2,522,673
                                                    ----------     ----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................      164,024         91,380       3,737,413       3,277,079
                                                    ----------     ----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........       48,230        281,656       1,173,102         819,124
  Transfers between funds and guaranteed
   interest account, net ........................      458,725        628,448       3,656,750      17,328,309
  Transfers for contract benefits and
   terminations .................................      (14,118)           (45)       (406,594)        (21,169)
  Contract maintenance charges ..................      (57,502)       (52,972)       (757,263)       (446,849)
                                                    ----------     ----------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      435,335        857,086       3,665,995      17,679,414
                                                    ----------     ----------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........           --             --              --              --
                                                    ----------     ----------    ------------     -----------
Increase (Decrease) in Net Assets ...............      599,359        948,466       7,403,408      20,956,493
Net Assets -- Beginning of Period ...............    2,324,336      1,375,870      29,535,796       8,579,303
                                                    ----------     ----------    ------------     -----------
Net Assets -- End of Period .....................   $2,923,695     $2,324,336    $ 36,939,204     $29,535,796
                                                    ==========     ==========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --             --              --              --
 Redeemed .......................................           --             --              --              --
                                                    ----------     ----------    ------------     -----------
 Net Increase (Decrease) ........................           --             --              --              --
                                                    ----------     ----------    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           13             19             137             152
 Redeemed .......................................          (10)           (12)           (116)            (38)
                                                    ----------     ----------    ------------     -----------
 Net Increase (Decrease) ........................            3              7              21             114
                                                    ----------     ----------    ------------     -----------

                                                          Fidelity VIP                  Fidelity VIP
                                                          Equity-Income                 Growth & Income
                                                  ------------------------------ -----------------------------
                                                        2006           2005           2006           2005
                                                  --------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   348,992     $  281,958     $   31,575     $   31,838
 Net realized gain (loss) on investments ........     1,122,056        266,565        395,707        182,870
 Change in unrealized appreciation
  (depreciation) on investments .................       (29,676)      (260,183)        30,516         38,307
                                                    -----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     1,441,372        288,340        457,798        253,015
                                                    -----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........       207,665        202,793         35,022        198,919
  Transfers between funds and guaranteed
   interest account, net ........................     2,719,392        674,702        321,518        305,029
  Transfers for contract benefits and
   terminations .................................       (36,520)        (9,305)       (14,626)            --
  Contract maintenance charges ..................      (173,096)      (142,749)       (71,963)       (59,961)
                                                    -----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     2,717,441        725,441        269,951        443,987
                                                    -----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........            --             --             --             --
                                                    -----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............     4,158,813      1,013,781        727,749        697,002
Net Assets -- Beginning of Period ...............     5,955,357      4,941,577      2,760,714      2,063,712
                                                    -----------     ----------     ----------     ----------
Net Assets -- End of Period .....................   $10,114,170     $5,955,357     $3,488,463     $2,760,714
                                                    ===========     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            --             --             --             --
 Redeemed .......................................            --             --             --             --
                                                    -----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................            --             --             --             --
                                                    -----------     ----------     ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            47             33             33             21
 Redeemed .......................................           (31)           (28)           (31)           (17)
                                                    -----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................            16              5              2              4
                                                    -----------     ----------     ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          Fidelity VIP                    Fidelity VIP
                                                           High Income               Investment Grade Bond
                                                  ----------------------------- --------------------------------
                                                       2006           2005           2006             2005
                                                  -------------- -------------- -------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  616,639     $  498,110     $  299,208     $    329,873
 Net realized gain (loss) on investments ........     (110,878)       (79,360)      (131,598)        (206,281)
 Change in unrealized appreciation
  (depreciation) on investments .................      125,041       (345,141)        65,258           (9,153)
                                                    ----------     ----------     ----------     ------------
 Net increase (decrease) in net assets from
  operations ....................................      630,802         73,619        232,868          114,439
                                                    ----------     ----------     ----------     ------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........      206,977        184,187        160,610          742,462
  Transfers between funds and guaranteed
   interest account, net ........................    4,762,206        121,210      2,107,411       (1,015,212)
  Transfers for contract benefits and
   terminations .................................      (74,563)            --       (110,624)              --
  Contract maintenance charges ..................     (128,743)      (103,978)      (116,831)        (162,728)
                                                    ----------     ----------     ----------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,765,877        201,419      2,040,566         (435,478)
                                                    ----------     ----------     ----------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........           --             --             --               --
                                                    ----------     ----------     ----------     ------------
Increase (Decrease) in Net Assets ...............    5,396,679        275,028      2,273,434         (321,037)
Net Assets -- Beginning of Period ...............    3,224,568      2,949,540      6,086,593        6,407,630
                                                    ----------     ----------     ----------     ------------
Net Assets -- End of Period .....................   $8,621,247     $3,224,568     $8,360,027     $  6,086,593
                                                    ==========     ==========     ==========     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --             --             --               --
 Redeemed .......................................           --             --             --               --
                                                    ----------     ----------     ----------     ------------
 Net Increase (Decrease) ........................           --             --             --               --
                                                    ----------     ----------     ----------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           58             28             83               74
 Redeemed .......................................          (22)           (27)           (65)             (78)
                                                    ----------     ----------     ----------     ------------
 Net Increase (Decrease) ........................           36              1             18               (4)
                                                    ----------     ----------     ----------     ------------

                                                       Fidelity VIP Mid Cap            Fidelity VIP Value
                                                  ------------------------------- -----------------------------
                                                        2006            2005           2006           2005
                                                  --------------- --------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    362,052     $   197,669     $   30,813     $   10,238
 Net realized gain (loss) on investments ........     4,609,502       1,071,460        214,004        159,714
 Change in unrealized appreciation
  (depreciation) on investments .................    (1,581,390)      2,132,019        263,718          4,303
                                                   ------------     -----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     3,390,164       3,401,148        508,535        174,255
                                                   ------------     -----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     1,288,429       1,034,615         89,028         79,571
  Transfers between funds and guaranteed
   interest account, net ........................     2,999,217      11,525,975        817,564      1,357,614
  Transfers for contract benefits and
   terminations .................................      (485,219)        (25,125)       (20,081)        (1,393)
  Contract maintenance charges ..................      (750,978)       (465,954)       (89,101)       (61,081)
                                                   ------------     -----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,051,449      12,069,511        797,410      1,374,710
                                                   ------------     -----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........           157              --             --             --
                                                   ------------     -----------     ----------     ----------
Increase (Decrease) in Net Assets ...............     6,441,770      15,470,659      1,305,945      1,548,965
Net Assets -- Beginning of Period ...............    26,505,990      11,035,331      3,017,008      1,468,042
                                                   ------------     -----------     ----------     ----------
Net Assets -- End of Period .....................  $ 32,947,760     $26,505,990     $4,322,953     $3,017,008
                                                   ============     ===========     ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            --              --             --             --
 Redeemed .......................................            --              --             --             --
                                                   ------------     -----------     ----------     ----------
 Net Increase (Decrease) ........................            --              --             --             --
                                                   ------------     -----------     ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            89             109             19             23
 Redeemed .......................................           (76)            (45)           (14)           (13)
                                                   ------------     -----------     ----------     ----------
 Net Increase (Decrease) ........................            13              64              5             10
                                                   ------------     -----------     ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           Fidelity VIP
                                                         Value Strategies             MFS Mid Cap Growth
                                                  ------------------------------- ---------------------------
                                                       2006            2005            2006          2005
                                                  -------------- ---------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   80,387      $  81,965       $ (1,783)     $  (1,326)
 Net realized gain (loss) on investments ........      481,440            344         20,981          9,859
 Change in unrealized appreciation
  (depreciation) on investments .................      (47,774)        (6,299)       (13,360)         1,428
                                                    ----------      ---------       --------      ---------
 Net increase (decrease) in net assets from
  operations ....................................      514,053         76,010          5,838          9,961
                                                    ----------      ---------       --------      ---------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........       72,105        153,594         71,524         89,435
  Transfers between funds and guaranteed
   interest account, net ........................      334,823        301,617         (9,816)        25,919
  Transfers for contract benefits and
   terminations .................................       (5,051)       (24,562)        (3,030)        (1,662)
  Contract maintenance charges ..................      (76,028)       (84,475)       (21,251)       (20,888)
                                                    ----------      ---------       --------      ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................      325,849        346,175         37,427         92,804
                                                    ----------      ---------       --------      ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........           --             --         (2,585)         1,326
                                                    ----------      ---------       --------      ---------
Increase (Decrease) in Net Assets ...............      839,902        422,185         40,680        104,091
Net Assets -- Beginning of Period ...............    3,269,443      2,847,258        272,040        167,950
                                                    ----------      ---------       --------      ---------
Net Assets -- End of Period .....................   $4,109,345     $3,269,443       $312,720      $ 272,040
                                                    ==========     ==========       ========      =========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --             --              1              1
 Redeemed .......................................           --             --             (1)            --
                                                    ----------      ---------       --------      ---------
 Net Increase (Decrease) ........................           --             --             --              1
                                                    ----------      ---------       --------      ---------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           12             11             --             --
 Redeemed .......................................          (10)            (9)            --             --
                                                    ----------      ---------       --------      ---------
 Net Increase (Decrease) ........................            2              2             --             --
                                                    ----------      ---------       --------      ---------

                                                         OpCap Renaissance             PIMCO Total Return
                                                  ------------------------------- -----------------------------
                                                        2006            2005           2006           2005
                                                  --------------- --------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (15,641)   $  1,197,891     $ 22,744       $ 22,066
 Net realized gain (loss) on investments ........       188,652          92,619       (6,849)           904
 Change in unrealized appreciation
  (depreciation) on investments .................     1,945,089      (2,747,759)        (436)       (14,607)
                                                   ------------    ------------     --------       --------
 Net increase (decrease) in net assets from
  operations ....................................     2,118,100      (1,457,249)      15,459          8,363
                                                   ------------    ------------     --------       --------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     2,859,305       4,201,683      158,909        245,567
  Transfers between funds and guaranteed
   interest account, net ........................    (4,244,384)     (6,129,196)     (17,384)       139,304
  Transfers for contract benefits and
   terminations .................................      (712,279)       (625,618)     (73,474)        (3,088)
  Contract maintenance charges ..................    (1,106,729)     (1,381,243)     (46,639)       (47,878)
                                                   ------------    ------------     --------       --------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,204,087)     (3,934,374)      21,412        333,905
                                                   ------------    ------------     --------       --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........      (104,834)         51,609       (3,946)         2,335
                                                   ------------    ------------     --------       --------
Increase (Decrease) in Net Assets ...............    (1,190,819)     (5,340,014)      32,925        344,603
Net Assets -- Beginning of Period ...............    21,424,823      26,764,837      546,780        202,177
                                                   ------------    ------------     --------       --------
Net Assets -- End of Period .....................  $ 20,234,004    $ 21,424,823     $579,705       $546,780
                                                   ============    ============     ========       ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            30              63            2              4
 Redeemed .......................................           (46)            (85)          (2)            (1)
                                                   ------------    ------------     --------       --------
 Net Increase (Decrease) ........................           (16)            (22)          --              3
                                                   ------------    ------------     --------       --------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            --              --           --             --
 Redeemed .......................................            --              --           --             --
                                                   ------------    ------------     --------       --------
 Net Increase (Decrease) ........................            --              --           --             --
                                                   ------------    ------------     --------       --------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     Vanguard VIF
                                                        U.S. Real Estate -- Class I                  Equity Index
                                                    ------------------------------------   ---------------------------------
                                                           2006                2005             2006              2005
                                                    ------------------   ---------------   --------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................      $   889,147        $  2,226,712       $   62,037        $ 121,964
 Net realized gain (loss) on investments ........       13,334,220           4,398,424          316,955           62,911
 Change in unrealized appreciation
  (depreciation) on investments .................       16,105,493           3,293,226          214,185          (60,379)
                                                       -----------        ------------       ----------        ---------
 Net increase (decrease) in net assets from
  operations ....................................       30,328,860           9,918,362          569,585          124,497
                                                       -----------        ------------       ----------        ---------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........        9,194,201           8,243,682        1,490,626        1,295,501
  Transfers between funds and guaranteed
   interest account, net ........................       12,481,107          12,702,456         (475,213)          67,213
  Transfers for contract benefits and
   terminations .................................       (2,775,811)         (1,463,202)         (42,922)        (113,414)
  Contract maintenance charges ..................       (3,658,033)         (2,648,822)        (418,298)        (320,462)
                                                       -----------        ------------       ----------        ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................       15,241,464          16,834,114          554,193          928,838
                                                       -----------        ------------       ----------        ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........          (85,329)             36,889          (18,601)           8,452
                                                       -----------        ------------       ----------        ---------
Increase (Decrease) in Net Assets ...............       45,484,995          26,789,365        1,105,177        1,061,787
Net Assets -- Beginning of Period ...............       77,591,066          50,801,701        3,186,426        2,124,639
                                                       -----------        ------------       ----------        ---------
Net Assets -- End of Period .....................     $123,076,061        $ 77,591,066       $4,291,603       $3,186,426
                                                      ============        ============       ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................              213                 238               17               17
 Redeemed .......................................             (155)               (149)             (12)              (8)
                                                       -----------        ------------       ----------        ---------
 Net Increase (Decrease) ........................               58                  89                5                9
                                                       -----------        ------------       ----------        ---------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................                5                  --               --               --
 Redeemed .......................................               (1)                 --               --               --
                                                       -----------        ------------       ----------        ---------
 Net Increase (Decrease) ........................                4                  --               --               --
                                                       -----------        ------------       ----------        ---------

-------
The accompanying notes are an integral part of these financial statements. (a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2006

1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various variable investment trusts of AXA Premier VIP Trust ("VIP"), Davis Variable Account Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, MFS Variable Insurance Trust, PIMCO Advisors VIT, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.
The Account consists of 82 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth
o AXA Premier VIP Mid Cap Value
o AXA Premier VIP Technology
o Davis Value
o EQ/AllianceBernstein Common Stock(1)
o EQ/AllianceBernstein Growth and Income(2)
o EQ/AllianceBernstein Intermediate Government Securities(3)
o EQ/AllianceBernstein International(4)
o EQ/AllianceBernstein Large Cap Growth(5)
o EQ/AllianceBernstein Quality Bond(6)
o EQ/AllianceBernstein Small Cap Growth(7)
o EQ/AllianceBernstein Value(8)
o EQ/Ariel Appreciation II
o EQ/AXA Rosenberg Value Long/Short Equity
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield
o EQ/Equity 500 Index
o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
 o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond
o EQ/JPMorgan Value Opportunities
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Cap Value(9)
o EQ/Small Company Growth(10)
o EQ/Small Company Index
o EQ/TCW Equity
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Fidelity VIP Asset Manager: Growth
o Fidelity VIP Contrafund
o Fidelity VIP Equity-Income
o Fidelity VIP Growth & Income
o Fidelity VIP High Income
o Fidelity VIP Investment Grade Bond
o Fidelity VIP Mid Cap
o Fidelity VIP Value
o Fidelity VIP Value Strategies
o MFS Mid Cap Growth
o OpCap Renaissance
o PIMCO Total Return
o U.S. Real Estate
o Vanguard VIF Equity Index

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

1. Organization (Concluded)

----------
 (1)  Formerly known as EQ/Alliance Common Stock
 (2)  Formerly known as EQ/Alliance Growth and Income
 (3)  Formerly known as EQ/Alliance Intermediate Government Securities
 (4)  Formerly known as EQ/Alliance International
 (5)  Formerly known as EQ/Alliance Large Cap Growth
 (6)  Formerly known as EQ/Alliance Quality Bond
 (7)  Formerly known as EQ/Alliance Small Cap Growth
 (8)  Formerly known as EQ/Bernstein Diversified Value
 (9)  Formerly known as EQ/Lazard Small Cap Value
 (10) Formerly known as EQ/Bear Stearns Small Company Growth

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):
o Accumulator Life
o Incentive Life
o Incentive Life 2000
o Incentive Life 2000 Sales (1999 and after)
o Incentive Life '02
o Incentive Life '06
o Incentive Life PlusSM
o Incentive Life Plus Original Series
o Paramount Life
o IL Legacy
o IL ProtectorSM
o Incentive Life COLI
o Incentive Life COLI '04
o Champion 2000
o Survivorship 2000
o Survivorship Incentive Life 1999
o Survivorship Incentive Life '02
o SP-Flex

The Incentive Life 2000, Champion 2000 and Survivorship 2000 contracts are herein referred to as the "Series 2000 Policies." Incentive Life PlusSM contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life PlusSM." Incentive Life Plus contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

2. Significant Accounting Policies (Concluded)

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to the variable investment options, and (except for SP-Flex contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                    Purchases          Sales
                                                  -------------    -------------
AXA Aggressive Allocation .....................    $ 30,707,785     $  3,893,434
AXA Conservative Allocation ...................       3,592,810        1,467,899
AXA Conservative-Plus Allocation ..............       4,423,409        2,136,137
AXA Moderate Allocation .......................      90,922,757      138,397,215
AXA Moderate-Plus Allocation ..................      83,401,718        6,943,482
AXA Premier VIP Aggressive Equity .............      17,288,752       61,169,199
AXA Premier VIP Core Bond .....................      43,310,970       33,868,470
AXA Premier VIP Health Care ...................      10,316,875        9,820,585
AXA Premier VIP High Yield ....................     113,192,294      100,227,462
AXA Premier VIP International Equity ..........      29,722,160        6,505,972
AXA Premier VIP Large Cap Core Equity .........       5,086,486        4,458,086
AXA Premier VIP Large Cap Growth ..............      12,296,442        8,303,184

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

3. Purchases and Sales of Investments (Continued)

                                                       Purchases          Sales
                                                     -------------    -------------
AXA Premier VIP Large Cap Value ..................    $ 26,988,822     $ 15,292,108
AXA Premier VIP Mid Cap Growth ...................      23,514,564       15,706,107
AXA Premier VIP Mid Cap Value ....................      34,197,020       20,485,488
AXA Premier VIP Technology .......................      18,111,486       21,266,742
Davis Value ......................................         506,950          122,557
EQ/AllianceBernstein Common Stock ................      70,246,627      238,552,911
EQ/AllianceBernstein Growth and Income ...........      61,602,871       70,862,727
EQ/AllianceBernstein Intermediate Government
Securities .......................................      35,726,371       45,501,281
EQ/AllianceBernstein International ...............     109,203,498       55,481,924
EQ/AllianceBernstein Large Cap Growth ............      22,461,300       26,926,033
EQ/AllianceBernstein Quality Bond ................      53,462,915       58,346,976
EQ/AllianceBernstein Small Cap Growth ............      53,683,056       44,372,821
EQ/AllianceBernstein Value .......................      80,313,526       40,231,249
EQ/Ariel Appreciation II .........................          38,080            1,340
EQ/AXA Rosenberg Value Long/Short Equity .........      27,071,951       24,390,045
EQ/Boston Advisors Equity Income .................       1,979,136          186,986
EQ/Calvert Socially Responsible ..................         143,941           45,197
EQ/Capital Guardian Growth .......................       2,555,773          799,372
EQ/Capital Guardian International ................       9,790,105        3,098,344
EQ/Capital Guardian Research .....................      11,870,800       16,840,764
EQ/Capital Guardian U.S. Equity ..................      25,128,133       20,780,799
EQ/Caywood-Scholl High Yield Bond ................         146,396           12,168
EQ/Equity 500 Index ..............................      94,848,175      123,714,578
EQ/Evergreen International Bond ..................         593,320          335,021
EQ/Evergreen Omega ...............................       5,124,215        5,866,990
EQ/FI Mid Cap ....................................      34,431,584       25,650,984
EQ/FI Mid Cap Value ..............................      52,271,393       40,246,209
EQ/GAMCO Mergers and Acquisitions ................          98,544            6,159
EQ/GAMCO Small Company Value .....................       2,550,780          361,733
EQ/International Growth ..........................          79,561           13,491
EQ/Janus Large Cap Growth ........................       8,088,895        9,152,503
EQ/JPMorgan Core Bond ............................      20,830,438        5,059,111
EQ/JPMorgan Value Opportunities ..................      15,318,906       10,190,498
EQ/Legg Mason Value Equity .......................         267,969           20,138
EQ/Long Term Bond ................................          65,882            6,635
EQ/Lord Abbett Growth and Income .................          69,196            2,974
EQ/Lord Abbett Large Cap Core ....................          24,146            3,435
EQ/Lord Abbett Mid Cap Value .....................         123,304            5,936
EQ/Marsico Focus .................................      44,852,860       19,194,351
EQ/Mercury Basic Value Equity ....................      39,480,362       37,601,261
EQ/Mercury International Value ...................      50,902,511       29,904,868
EQ/MFS Emerging Growth Companies .................      18,836,421       35,313,213
EQ/MFS Investors Trust ...........................       4,973,873        5,755,193
EQ/Money Market ..................................     424,547,687      371,517,241
EQ/Montag & Caldwell Growth ......................         287,206           23,899
EQ/PIMCO Real Return .............................         314,612            9,058
EQ/Short Duration Bond ...........................          62,133            2,279
EQ/Small Cap Value ...............................      22,851,676        5,667,126
EQ/ Small Company Growth .........................       2,028,737          163,623
EQ/Small Company Index ...........................      45,028,247       32,780,773
EQ/TCW Equity ....................................         413,843           76,305
EQ/UBS Growth and Income .........................         509,065          182,953
EQ/Van Kampen Comstock ...........................         111,715           32,420

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

3. Purchases and Sales of Investments (Concluded)

                                                    Purchases          Sales
                                                  ------------     -------------
EQ/Van Kampen Emerging Markets Equity .........    $85,976,411      $44,175,312
EQ/Van Kampen Mid Cap Growth ..................         82,168            4,451
EQ/Wells Fargo Montgomery Small Cap ...........        141,912            7,106
Fidelity VIP Asset Manager: Growth ............      1,533,920        1,049,785
Fidelity VIP Contrafund .......................     20,696,613       13,712,772
Fidelity VIP Equity-Income ....................      8,244,920        4,281,971
Fidelity VIP Growth & Income ..................      4,362,261        3,946,465
Fidelity VIP High Income ......................      7,665,339        2,282,823
Fidelity VIP Investment Grade Bond ............      8,227,747        5,869,180
Fidelity VIP Mid Cap ..........................     18,466,920       11,944,219
Fidelity VIP Value ............................      2,747,329        1,895,699
Fidelity VIP Value Strategies .................      2,588,255        1,675,211
MFS Mid Cap Growth ............................         98,486           55,648
OpCap Renaissance .............................      3,712,008        7,036,357
PIMCO Total Return Bond .......................        256,429          216,429
U.S. Real Estate ..............................     45,615,430       23,648,347
Vanguard VIF Equity Index .....................      2,093,069        1,280,052

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of EQAT and VIP. Davis Selected Advisers, L.P. serves as investment manager for the Davis Variable Account Fund, Inc.--Davis Value Portfolio. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far East), Fidelity Investments Japan Limited, and FMR Co., Inc. serve as investment managers for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. Massachusetts Financial Services Company serves as investment manager of MFS Variable Insurance Trust--MFS Mid Cap Growth Portfolio. OpCap Advisors LLC serves as investment manager for PIMCO Advisors VIT--OpCap Renaissance Portfolio. Pacific Investment Management Company LLC (PIMCO) serves as investment manager for PIMCO Variable Insurance Trust--PIMCO Total Return Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager of The Universal Institutional Funds, Inc.--U.S. Real Estate Portfolio. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

4. Expenses and Related Party Transactions (Concluded)

investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

5. Substitutions/Transfers

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

 November 17, 2006                            Removed Portfolio                            Surviving Portfolio
                             Laudus Rosenberg VIT Value Long/Short Equity     EQ/AXA Rosenberg Value Long/Short Equity
Shares -- Class B            1,406,771                                        1,406,771
Value -- Class B           $15,108,715                                      $15,108,715
Net Assets before merger   $15,108,715                                               --
Net Assets after merger             --                                      $15,108,715

6. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:

                                                           Mortality and Expense     Mortality     Administrative     Total
                                                          ----------------------- --------------- ---------------- ----------
Accumulator Life ........................................ varies (b)(d)       varies (b)(f)    varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000 .....................   0.60% (a)                 --              --           0.60%
Incentive Life '02 ...................................... varies (b)(g)               --              --           0.80%
Incentive Life '06 ......................................   0.85%(b)(e)               --              --           0.85%
Survivorship Incentive Life '02 .........................   0.90%(b)                  --              --           0.90%
Paramount Life ..........................................   0.60%(a)                  --              --           0.60%
Incentive Life Plus Original Series .....................   0.60%(b)                  --              --           0.60%
Incentive Life COLI .....................................   0.60%{b)                  --              --           0.60%
Incentive Life COLI '04 .................................   0.75%(b)(c)               --              --           0.75%
Survivorship Incentive Life 1999 ........................   0.60%(a)                  --              --           0.60%
Survivorship 2000 .......................................   0.90%(a)                  --              --           0.90%
IL Legacy ...............................................   1.75%(b)(h)               --              --           1.75%
IL Protector ............................................   0.80%(a)                  --              --           0.80%
SP-Flex .................................................   0.85%(a)                0.60%(a)        0.35%(a)       1.80%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

6. Contractowner Charges (Continued)

----------

(a)   Charged to daily net assets of the Account.

(b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.

(c)   Policy years 1-5 0.75% (1.00% maximum)
      Policy years 6-20 0.55% (0.75% maximum)

(d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
      Policy years 11+ 0.30% to 0.50% maximum

(e)   Policy years 1-10 0.85% (1.00% maximum)
      Policy years 11+ 0.00% (0.50% maximum)

(f)   Policy years 1-10 0.72% to 1.73%
      Policy years 11+ 0.11% to 0.32%

(g)   Policy years 1-15 0.80%, 0.70% or 0.60% depending
      Policy years 16+ 0.30% or 0.20% depending

(h)   Policy years 1-10 1.75% (maximum + current)
      Policy years 11-20 0.25% 0.50% (maximum)
      Policy Years 21+ 0.00% 0.50% (maximum)

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
(2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the contractowner's variable investment options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life '06 mortality and expense risk charge of 0.85% will be in effect for the first ten policy years. For policy years 11 and later, the charge is currently 0.00%. The current mortality and expense risk charges are lower than guaranteed charges .

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04 and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract, election of riders, or Contractowner's account value.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

6. Contractowner Charges (Concluded)

Charges                                      When charge is deducted
------------------------------------------- -------------------------
Riders                                      Monthly
Death Benefit Guarantee (Guaranteed         Monthly
Minimum Death Benefit Charge).
Taxes                                       At time of premium
                                            payment
Premium Charge                              At time of premium
                                            payment
Monthly administrative charges              Monthly
Cost of Insurance (COI) and Rating          Monthly
charge
Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on contract.
Partial Withdrawal                          At time of transaction.
Increase in policy's face amount            At time of transaction.
Administrative Surrender Charge             At time of transaction.
Transfers among investment options          At time of transaction.
per policy year

Charges                                                          Amount deducted                            How deducted
------------------------------------------- --------------------------------------------------------- -----------------------
Riders                                      Amount varies depending on the specifics of your          Unit liquidation from
                                            policy.                                                   account value

Death Benefit Guarantee (Guaranteed         Low - $0.01 for each $1,000 of face amount of             Unit liquidation from
Minimum Death Benefit Charge).              the policy.                                               account value

                                            High - $0.02 for each $1,000 of face amount of
                                            the policy.

Taxes                                       Varies by state of residence of insured person.           Deducted from
                                                                                                      premium

Premium Charge                              Depending on the policy, varies from a flat fee of $2     Deducted from
                                            to $250 to a range of 3% to 30% on premiums               premium

Monthly administrative charges              Low - $5 per month                                        Unit liquidation from
                                                                                                      account value
                                            High - Depending on face amount, policyholder
                                            age at issue and policy year, up to $55 per year.
                                            Depending on the policy, may also be a charge per
                                            $1,000 of face amount ranging from $0.03 to
                                            $ 0.30

Cost of Insurance (COI) and Rating          Amount varies depending upon specifics of policy.         Unit liquidation from
charge                                      COI based upon amount at risk. Rating Charge              account value
                                            based upon face amount of insurance.

Surrender, termination or decrease in       The amount of surrender charges is set forth in your      Unit liquidation from
face amount of policy during the first 10   policy.                                                   account value
or 15 years depending on contract.

Partial Withdrawal                          $25 ( or if less, 2% of the withdrawal)                   Unit liquidation from
                                                                                                      account value
Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not            Unit liquidation from
                                            more than $250 in total)                                  account value

Administrative Surrender Charge             $2 to $6 per 1,000 depending on issue age which           Unit liquidation from
                                            after the third year declines                             account value
                                            Depending on the policy, may also be a charge per
                                            policy ranging from $450 to $540 which after the
                                            third year declines

Transfers among investment options          Low - $25 after 12 transfers                              Unit liquidation from
per policy year                                                                                       account value

                                            High - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A (o)      $ 157.24             --                  --            --         18.18%
         Highest contract charge 0.90% Class A (o)     $ 152.70             --                  --            --         17.12%
         All contract charges                                --            233             $36,082          3.64%           --
  2005   Lowest contract charge 0.00% Class A (o)      $ 133.04             --                  --            --          8.33%
         Highest contract charge 0.90% Class A (o)     $ 130.37             --                  --            --          7.36%
         All contract charges                                --            105             $12,566          5.00%           --
  2004   Lowest contract charge 0.00% Class A (o)      $ 122.81             --                  --            --         12.07%
         Highest contract charge 0.90% Class A (o)     $ 121.44             --                  --            --         11.07%
         All contract charges                                --             46             $ 5,618          2.15%           --
  2003   Lowest contract charge 0.00% Class A (o)      $ 109.58             --                  --            --          9.58%
         Highest contract charge 0.90% Class A (o)     $ 109.34             --                  --            --          9.34%
         All contract charges                                --              5             $   498          2.53%           --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 155.98             --                  --            --         17.90%
         Highest contract charge 0.90% Class B (o)     $ 151.47             --                  --            --         16.84%
         All contract charges                                --             68             $10,432          3.64%           --
  2005   Lowest contract charge 0.00% Class B (r)      $ 132.30             --                  --            --          8.06%
         Highest contract charge 0.90% Class B (o)     $ 129.64             --                  --            --          7.09%
         All contract charges                                --             31             $ 4,069          5.00%           --
  2004   Lowest contract charge 0.00% Class B (r)      $ 122.43             --                  --            --         11.79%
         Highest contract charge 0.90% Class B (o)     $ 121.06             --                  --            --         10.79%
         All contract charges                                --             15             $ 1,816          2.15%           --
  2003   Lowest contract charge 0.60% Class B (o)      $ 109.35             --                  --            --          9.35%
         Highest contract charge 0.90% Class B (o)     $ 109.27             --                  --            --          9.27%
         All contract charges                                --              1             $    70          2.53%           --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A (o)      $ 119.38             --                  --            --          6.64%
         Highest contract charge 0.90% Class A (o)     $ 115.93             --                  --            --          5.68%
         All contract charges                                --             37             $ 4,339          4.65%           --
  2005   Lowest contract charge 0.00% Class A (o)      $ 111.95             --                  --            --          2.70%
         Highest contract charge 0.90% Class A (o)     $ 109.70             --                  --            --          1.77%
         All contract charges                                --             23             $ 2,552          4.10%           --
  2004   Lowest contract charge 0.00% Class A (o)      $ 109.01             --                  --            --          6.29%
         Highest contract charge 0.90% Class A (o)     $ 107.79             --                  --            --          5.33%
         All contract charges                                --             19             $ 2,008          4.44%           --
  2003   Lowest contract charge 0.00% Class A (o)      $ 102.56             --                  --            --          2.56%
         Highest contract charge 0.90% Class A (o)     $ 102.33             --                  --            --          2.33%
         All contract charges                                --             --                  --          5.78%           --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 118.42             --                  --            --          6.37%
         Highest contract charge 0.90% Class B (o)     $ 115.00             --                  --            --          5.42%
         All contract charges                                --              7             $   896          4.65%           --
  2005   Lowest contract charge 0.00% Class B (r)      $ 111.33             --                  --            --          2.44%
         Highest contract charge 0.90% Class B (o)     $ 109.09             --                  --            --          1.52%
         All contract charges                                --              4             $   485          4.10%           --
  2004   Lowest contract charge 0.00% Class B (r)      $ 108.67             --                  --            --          6.03%
         Highest contract charge 0.90% Class B (o)     $ 107.45             --                  --            --          5.07%
         All contract charges                                --              2             $   167          4.44%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                             Years Ended December 31,
                                                    ----------------------------------------------------------------------------
                                                        Unit             Units          Net Assets     Investment       Total
                                                     Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                    ------------ --------------------- ------------ ---------------- -----------
AXA Conservative Allocation (Continued)
---------------------------------------
  2003   Lowest contract charge 0.60% Class B (o)     $ 102.34              --                  --           --            2.34%
         Highest contract charge 0.90% Class B (o)    $ 102.27              --                  --           --            2.27%
         All contract charges                               --              --                  --         5.78%             --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A (o)     $ 127.46              --                  --           --            9.03%
         Highest contract charge 0.90% Class A (o)    $ 123.77              --                  --           --            8.05%
         All contract charges                               --              44          $    5,540         3.91%             --
  2005   Lowest contract charge 0.00% Class A (o)     $ 116.90              --                  --           --            3.50%
         Highest contract charge 0.90% Class A (o)    $ 114.55              --                  --           --            2.57%
         All contract charges                               --              30          $    3,453         5.23%             --
  2004   Lowest contract charge 0.00% Class A (o)     $ 112.95              --                  --           --            8.02%
         Highest contract charge 0.90% Class A (o)    $ 111.68              --                  --           --            7.05%
         All contract charges                               --              11          $    1,341         5.01%             --
  2003   Lowest contract charge 0.00% Class A (o)     $ 104.56              --                  --           --            4.56%
         Highest contract charge 0.90% Class A (o)    $ 104.32              --                  --           --            4.32%
         All contract charges                               --               2          $      171         6.23%             --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)     $ 126.43              --                  --           --            8.76%
         Highest contract charge 0.90% Class B (o)    $ 122.77              --                  --           --            7.78%
         All contract charges                               --               7          $      836         3.91%             --
  2005   Lowest contract charge 0.00% Class B (r)     $ 116.25              --                  --           --            3.25%
         Highest contract charge 0.90% Class B (o)    $ 113.91              --                  --           --            2.32%
         All contract charges                               --               4          $      441         5.23%             --
  2004   Lowest contract charge 0.00% Class B (r)     $ 112.59              --                  --           --            7.75%
         Highest contract charge 0.90% Class B (o)    $ 111.33              --                  --           --            6.78%
         All contract charges                               --               3          $      326         5.01%             --
  2003   Lowest contract charge 0.60% Class B (o)     $ 104.34              --                  --           --            4.34%
         Highest contract charge 0.90% Class B (o)    $ 104.26              --                  --           --            4.26%
         All contract charges                               --              --                  --         6.23%             --
AXA Moderate Allocation (k)
---------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A         $ 275.48              --                  --           --           10.60%
         Highest contract charge 0.90% Class A        $ 262.11              --                  --           --            9.60%
         All contract charges                               --           2,735          $1,392,978         2.87%             --
  2005   Lowest contract charge 0.00% Class A         $ 249.09              --                  --           --            5.05%
         Highest contract charge 0.90% Class A        $ 239.15              --                  --           --            4.38%
         All contract charges                               --           2,888          $1,343,916         2.56%             --
  2004   Lowest contract charge 0.00% Class A         $ 237.11              --                  --           --            9.00%
         Highest contract charge 0.90% Class A        $ 229.11              --                  --           --            8.02%
         All contract charges                               --           3,033          $1,379,837         2.77%             --
  2003   Lowest contract charge 0.00% Class A         $ 217.54              --                  --           --           19.42%
         Highest contract charge 0.90% Class A        $ 212.66              --                  --           --           18.35%
         All contract charges                               --           3,223          $1,365,262         2.42%             --
  2002   Lowest contract charge 0.00% Class A         $ 182.16              --                  --           --          (12.52)%
         Highest contract charge 0.90% Class A        $ 179.69              --                  --           --          (13.30)%
         All contract charges                               --           3,472          $1,247,446         1.63%             --
AXA Moderate Allocation (k)
---------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)     $ 137.35              --                  --           --           10.32%
         Highest contract charge 0.90% Class B        $ 143.03              --                  --           --            9.33%
         All contract charges                               --             638          $   85,631         2.87%             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Moderate Allocation (k) (Continued)
---------------------------------------
  2005   Lowest contract charge 0.00% Class B (r)      $ 124.50              --                 --            --          4.80%
         Highest contract charge 0.90% Class B         $ 130.82              --                 --            --          3.85%
         All contract charges                                --             659           $ 89,296          2.56%           --
  2004   Lowest contract charge 0.00% Class B (r)      $ 118.80              --                 --            --          8.72%
         Highest contract charge 0.90% Class B         $ 125.97              --                 --            --          7.75%
         All contract charges                                --             660           $ 77,456          2.77%           --
  2003   Lowest contract charge 0.60% Class B          $ 108.53              --                 --            --         18.32%
         Highest contract charge 0.90% Class B         $ 116.91              --                 --            --         18.07%
         All contract charges                                --             600           $ 65,147          2.42%           --
  2002   Lowest contract charge 0.60% Class B          $  91.64              --                 --            --         13.26%
         Highest contract charge 0.90% Class B         $  99.02              --                 --            --         13.51%
         All contract charges                                --             524           $ 48,019          1.63%           --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A (o)      $ 148.98              --                 --            --         14.79%
         Highest contract charge 0.90% Class A (o)     $ 144.67              --                 --            --         13.76%
         All contract charges                                --             683           $100,405          3.84%           --
  2005   Lowest contract charge 0.00% Class A (o)      $ 129.78              --                 --            --          6.93%
         Highest contract charge 0.90% Class A (o)     $ 127.17              --                 --            --          5.97%
         All contract charges                                --             294           $ 37,728          5.53%           --
  2004   Lowest contract charge 0.00% Class A (o)      $ 121.36              --                 --            --         11.97%
         Highest contract charge 0.90% Class A (o)     $ 120.00              --                 --            --         10.96%
         All contract charges                                --             108           $ 13,111          3.95%           --
  2003   Lowest contract charge 0.00% Class A (o)      $ 108.39              --                 --            --          8.39%
         Highest contract charge 0.90% Class A (o)     $ 108.14              --                 --            --          8.14%
         All contract charges                                --              10           $  1,122          3.22%           --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 147.77              --                 --            --         14.50%
         Highest contract charge 0.90% Class B (o)     $ 143.50              --                 --            --         13.48%
         All contract charges                                --             199           $ 29,024          3.84%           --
  2005   Lowest contract charge 0.00% Class B (r)      $ 129.05              --                 --            --          6.67%
         Highest contract charge 0.90% Class B (o)     $ 126.46              --                 --            --          5.71%
         All contract charges                                --              61           $  7,834          3.95%           --
  2004   Lowest contract charge 0.00% Class B (r)      $ 120.99              --                 --            --         11.69%
         Highest contract charge 0.90% Class B (o)     $ 119.63              --                 --            --         10.69%
         All contract charges                                --              18           $  2,181          4.00%           --
  2003   Lowest contract charge 0.60% Class B (o)      $ 108.16              --                 --            --          8.16%
         Highest contract charge 0.90% Class B (o)     $ 108.08              --                 --            --          8.08%
         All contract charges                                --               1           $    161          3.22%           --
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A          $ 176.65              --                 --            --          5.37%
         Highest contract charge 0.90% Class A         $ 192.22              --                 --            --          4.43%
         All contract charges                                --           1,040           $506,530          0.17%           --
  2005   Lowest contract charge 0.00% Class A          $ 167.64              --                 --            --          8.47%
         Highest contract charge 0.90% Class A         $ 184.07              --                 --            --          7.50%
         All contract charges                                --           1,126           $524,189            --            --
  2004   Lowest contract charge 0.00% Class A          $ 154.55              --                 --            --         12.38%
         Highest contract charge 0.90% Class A         $ 171.23              --                 --            --         11.37%
         All contract charges                                --           1,196           $524,796            --            --
  2003   Lowest contract charge 0.00% Class A          $ 137.53              --                 --            --         37.87%
         Highest contract charge 0.90% Class A         $ 153.75              --                 --            --         36.62%
         All contract charges                                --           1,268           $501,715            --            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
AXA Premier VIP Aggressive Equity (Continued)
---------------------------------------------
  2002   Lowest contract charge 0.00% Class A          $  99.75               --                 --          --             (28.69)%
         Highest contract charge 0.90% Class A         $ 112.54               --                 --          --             (29.33)%
         All contract charges                                --            1,303           $380,055        0.01%                --
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $  91.14               --                 --          --               5.11%
         Highest contract charge 0.90% Class B         $  85.21               --                 --          --               4.17%
         All contract charges                                --              189           $ 16,561        0.17%                --
  2005   Lowest contract charge 0.00% Class B (r)      $  86.70               --                 --          --               8.17%
         Highest contract charge 0.90% Class B         $  81.80               --                 --          --               7.23%
         All contract charges                                --              198           $ 16,583          --                 --
  2004   Lowest contract charge 0.00% Class B (r)      $  80.86               --                 --          --              12.10%
         Highest contract charge 0.90% Class B         $  76.29               --                 --          --              11.09%
         All contract charges                                --              195           $ 15,176          --                 --
  2003   Lowest contract charge 0.60% Class B          $  69.81               --                 --          --              36.70%
         Highest contract charge 0.90% Class B         $  68.67               --                 --          --              36.28%
         All contract charges                                --              180           $ 12,550          --                 --
  2002   Lowest contract charge 0.60% Class B          $  51.07               --                 --          --             (29.30)%
         Highest contract charge 0.90% Class B         $  50.39               --                 --          --             (29.51)%
         All contract charges                                --              149           $  7,609        0.01%                --
AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.00% to 0.60%*                    $ 118.00               --                 --          --               4.03%
  2006   Lowest contract charge 0.00% Class A (h)
         Highest contract charge 0.60% Class A (l)     $ 120.76               --                 --          --               3.40%
         All contract charges                                --              136           $ 15,997        4.16%                --
  2005   Lowest contract charge 0.00% Class A (h)      $ 113.43               --                 --          --               2.00%
         Highest contract charge 0.60% Class A (l)     $ 116.79               --                 --          --               1.39%
         All contract charges                                --              101           $ 11,470        3.52%                --
  2004   Lowest contract charge 0.00% Class A (h)      $ 111.21               --                 --          --               4.15%
         Highest contract charge 0.60% Class A (l)     $ 115.19               --                 --          --               3.52%
         All contract charges                                --               70           $  7,733        3.38%                --
  2003   Lowest contract charge 0.00% Class A (h)      $ 106.78               --                 --          --               4.02%
         Highest contract charge 0.60% Class A (l)     $ 111.27               --                 --          --               3.39%
         All contract charges                                --               29           $  3,055        3.49%                --
  2002   Lowest contract charge 0.00% Class A (h)      $ 102.66               --                 --          --               2.42%
         Highest contract charge 0.60% Class A (l)     $ 107.62               --                 --          --               5.92%
         All contract charges                                --                1           $    103        3.68%                --
AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (b)      $ 123.10               --                 --          --               3.77%
         Highest contract charge 0.90% Class B (b)     $ 117.67               --                 --          --               2.84%
         All contract charges                                --              482           $ 57,882        4.16%                --
  2005   Lowest contract charge 0.00% Class B (b)      $ 118.63               --                 --          --               1.75%
         Highest contract charge 0.90% Class B (b)     $ 114.42               --                 --          --               0.83%
         All contract charges                                --              457           $ 53,081        3.52%                --
  2004   Lowest contract charge 0.00% Class B (b)      $ 116.59               --                 --          --               3.89%
         Highest contract charge 0.90% Class B (b)     $ 113.47               --                 --          --               2.95%
         All contract charges                                --              433           $ 49,761        3.38%                --
  2003   Lowest contract charge 0.00% Class B (b)      $ 112.23               --                 --          --               3.74%
         Highest contract charge 0.90% Class B (b)     $ 110.22               --                 --          --               2.81%
         All contract charges                                --              339           $ 37,698        3.49%                --
  2002   Lowest contract charge 0.00% Class B (b)      $ 108.18               --                 --          --               6.31%
         Highest contract charge 0.90% Class B (b)     $ 107.20               --                 --          --               5.70%
         All contract charges                                --              211           $ 22,720        3.68%                --



AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 164.58             --                  --            --           5.40%
         Highest contract charge 0.60% Class A (l)     $ 127.35             --                  --            --           4.77%
         All contract charges                                --             42            $  6,474          1.02%            --
  2005   Lowest contract charge 0.00% Class A (h)      $ 156.16             --                  --            --           7.23%
         Highest contract charge 0.60% Class A (l)     $ 121.55             --                  --            --           6.58%
         All contract charges                                --             32            $  4,741          2.66%            --
  2004   Lowest contract charge 0.00% Class A (h)      $ 145.63             --                  --            --          12.41%
         Highest contract charge 0.60% Class A (l)     $ 114.04             --                  --            --          11.73%
         All contract charges                                --             19            $  2,722          4.15%            --
  2003   Lowest contract charge 0.00% Class A (h)      $ 129.56             --                  --            --          28.45%
         Highest contract charge 0.60% Class A (l)     $ 102.07             --                  --            --          27.68%
         All contract charges                                --              7            $    876          1.58%            --
  2002   Lowest contract charge 0.00% Class A (h)      $ 100.86             --                  --            --         ( 2.89)%
         Highest contract charge 0.60% Class A (l)     $  79.94             --                  --            --         (18.00)%
         All contract charges                                --             --                  --            --             --
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (b)      $ 129.34             --                  --            --           5.13%
         Highest contract charge 0.90% Class B (b)     $ 123.63             --                  --            --           4.19%
         All contract charges                                --            182            $ 23,104          1.02%            --
  2005   Lowest contract charge 0.00% Class B (b)      $ 123.03             --                  --            --           6.96%
         Highest contract charge 0.90% Class B (b)     $ 118.66             --                  --            --           6.00%
         All contract charges                                --            200            $ 24,171          2.66%            --
  2004   Lowest contract charge 0.00% Class B (b)      $ 115.02             --                  --            --          12.13%
         Highest contract charge 0.90% Class B (b)     $ 111.95             --                  --            --          11.12%
         All contract charges                                --            166            $ 18,806          4.15%            --
  2003   Lowest contract charge 0.00% Class B (b)      $ 102.58             --                  --            --          28.13%
         Highest contract charge 0.90% Class B (b)     $ 100.74             --                  --            --          26.99%
         All contract charges                                --            102            $ 10,414          1.58%            --
  2002   Lowest contract charge 0.00% Class B (b)      $  80.06             --                  --            --         (13.07)%
         Highest contract charge 0.90% Class B (b)     $  79.33             --                  --            --         (13.57)%
         All contract charges                                --             34            $  2,707            --             --
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A          $ 218.91             --                  --            --          10.20%
         Highest contract charge 0.90% Class A         $ 234.32             --                  --            --           9.22%
         All contract charges                                --            639            $194,839          7.51%            --
  2005   Lowest contract charge 0.00% Class A          $ 198.64             --                  --            --           3.32%
         Highest contract charge 0.90% Class A         $ 214.55             --                  --            --           2.39%
         All contract charges                                --            633            $179,897          8.29%            --
  2004   Lowest contract charge 0.00% Class A          $ 192.26             --                  --            --           8.94%
         Highest contract charge 0.90% Class A         $ 209.54             --                  --            --           7.96%
         All contract charges                                --            669            $186,819          6.83%            --
  2003   Lowest contract charge 0.00% Class A          $ 176.48             --                  --            --          22.87%
         Highest contract charge 0.90% Class A         $ 194.09             --                  --            --          21.77%
         All contract charges                                --            700            $188,085          6.31%            --
  2002   Lowest contract charge 0.00% Class A          $ 143.63             --                  --            --         ( 2.70)%
         Highest contract charge 0.90% Class A         $ 159.39             --                  --            --         ( 3.58)%
         All contract charges                                --            527            $115,345          9.16%            --
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 133.89             --                  --            --           9.93%
         Highest contract charge 0.90% Class B         $ 107.64             --                  --            --           8.94%
         All contract charges                                --            212            $ 23,535          7.51%            --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Premier VIP High Yield (Continued)
--------------------------------------
  2005   Lowest contract charge 0.00% Class B (r)      $ 121.79             --                  --          --             3.06%
         Highest contract charge 0.90% Class B         $  98.80             --                  --          --             2.14%
         All contract charges                                --            205             $20,734        8.29%              --
  2004   Lowest contract charge 0.00% Class B (r)      $ 118.18             --                  --          --             2.98%
         Highest contract charge 0.90% Class B         $  96.74             --                  --          --             7.69%
         All contract charges                                --            184             $18,240        6.83%              --
  2003   Lowest contract charge 0.60% Class B          $  91.32             --                  --          --            21.82%
         Highest contract charge 0.90% Class B         $  89.83             --                  --          --            21.46%
         All contract charges                                --            167             $15,250        6.31%              --
  2002   Lowest contract charge 0.60% Class B          $  74.96             --                  --          --           ( 3.53)
         Highest contract charge 0.90% Class B         $  73.96             --                  --          --           ( 3.82)
         All contract charges                                --            118             $ 8,845        9.16%              --
AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 247.23             --                  --          --            25.63%
         Highest contract charge 0.60% Class A (l)     $ 181.12             --                  --          --            24.88%
         All contract charges                                --             60             $14,457        2.37%              --
  2005   Lowest contract charge 0.00% Class A (h)      $ 196.79             --                  --          --            15.73%
         Highest contract charge 0.60% Class A (l)     $ 145.04             --                  --          --            15.04%
         All contract charges                                --             40             $ 7,871        4.18%              --
  2004   Lowest contract charge 0.00% Class A (h)      $ 170.04             --                  --          --            18.21%
         Highest contract charge 0.60% Class A (l)     $ 126.08             --                  --          --            17.50%
         All contract charges                                --             24             $ 4,174        2.75%              --
  2003   Lowest contract charge 0.00% Class A (h)      $ 143.85             --                  --          --            34.54%
         Highest contract charge 0.60% Class A (l)     $ 107.30             --                  --          --            33.74%
         All contract charges                                --             38             $ 1,072        1.59%              --
  2002   Lowest contract charge 0.00% Class A (h)      $ 106.92             --                  --          --           ( 2.55)
         Highest contract charge 0.60% Class A (l)     $  80.23             --                  --          --           (19.36)
         All contract charges                                --             --                  --          --               --
AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 235.00             --                  --          --            25.32%
         Highest contract charge 0.90% Class B (b)     $ 173.31             --                  --          --            24.19%
         All contract charges                                --            309             $54,685        2.37%              --
  2005   Lowest contract charge 0.00% Class B (n)      $ 187.53             --                  --          --            15.44%
         Highest contract charge 0.90% Class B (b)     $ 139.55             --                  --          --            14.41%
         All contract charges                                --            206             $29,285        4.18%              --
  2004   Lowest contract charge 0.00% Class B (n)      $ 162.44             --                  --          --            17.91%
         Highest contract charge 0.90% Class B (b)     $ 121.98             --                  --          --            16.84%
         All contract charges                                --            181             $22,409        2.75%              --
  2003   Lowest contract charge 0.00% Class B (n)      $ 137.77             --                  --          --            31.46%
         Highest contract charge 0.90% Class B (b)     $ 104.39             --                  --          --            33.12%
         All contract charges                                --             37             $ 3,975        1.59%              --
  2002   Lowest contract charge 0.60% Class B (n)      $  78.66             --                  --          --           (21.16)
         Highest contract charge 0.90% Class B (b)     $  78.42             --                  --          --           (21.31)
         All contract charges                                --              1             $    79          --               --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 181.92             --                  --          --            13.86%
         Highest contract charge 0.60% Class A (l)     $ 130.58             --                  --          --            13.18%
         All contract charges                                --             21             $ 3,635        0.75%              --
  2005   Lowest contract charge 0.00% Class A (h)      $ 159.77             --                  --          --             7.00%
         Highest contract charge 0.60% Class A (l)     $ 115.37             --                  --          --             6.36%
         All contract charges                                --             17             $ 2,776        0.96%              --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
 AXA Premier VIP Large Cap Core Equity (Continued)
 -------------------------------------------------
  2004   Lowest contract charge 0.00% Class A (h)      $ 149.32             --                  --            --           9.95%
         Highest contract charge 0.60% Class A (l)     $ 108.47             --                  --            --           9.29%
         All contract charges                                --             13             $ 1,907          2.96%            --
  2003   Lowest contract charge 0.00% Class A (h)      $ 135.81             --                  --            --          28.45%
         Highest contract charge 0.60% Class A (l)     $  99.25             --                  --            --          27.69%
         All contract charges                                --              6             $   850          0.49%            --
  2002   Lowest contract charge 0.00% Class A (h)      $ 105.73             --                  --            --         ( 3.82)%
         Highest contract charge 0.60% Class A (l)     $  77.73             --                  --          0.17%        (19.20)%
         All contract charges                                --             --                  --            --             --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 164.10             --                  --            --          13.58%
         Highest contract charge 0.90% Class B (b)     $ 126.14             --                  --            --          12.56%
         All contract charges                                --             30             $ 3,891          0.75%            --
  2005   Lowest contract charge 0.00% Class B (n)      $ 144.48             --                  --            --           6.73%
         Highest contract charge 0.90% Class B (b)     $ 112.07             --                  --            --           5.77%
         All contract charges                                --             29             $ 3,416          0.96%            --
  2004   Lowest contract charge 0.00% Class B (n)      $ 135.37             --                  --            --           9.67%
         Highest contract charge 0.90% Class B (b)     $ 105.95             --                  --            --           8.69%
         All contract charges                                --             20             $ 2,245          2.96%            --
  2003   Lowest contract charge 0.00% Class B (n)      $ 123.43             --                  --            --          18.81%
         Highest contract charge 0.90% Class B (b)     $  97.48             --                  --            --          26.98%
         All contract charges                                --             12             $ 1,276          0.49%            --
  2002   Lowest contract charge 0.60% Class B (n)      $  77.00             --                  --            --         (16.99)%
         Highest contract charge 0.90% Class B (b)     $  76.77             --                  --          0.17%        (17.15)%
         All contract charges                                --             --                  --            --             --
AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 156.00             --                  --            --           0.36%
         Highest contract charge 0.60% Class A (l)     $ 106.85             --                  --            --         ( 0.24)%
         All contract charges                                --             49             $ 7,688            --             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 155.44             --                  --            --           7.76%
         Highest contract charge 0.60% Class A (l)     $ 107.10             --                  --            --           7.11%
         All contract charges                                --             40             $ 6,149            --             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 144.24             --                  --            --           6.93%
         Highest contract charge 0.60% Class A (l)     $  99.99             --                  --            --           6.29%
         All contract charges                                --             24             $ 3,359            --             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 134.89             --                  --            --          30.95%
         Highest contract charge 0.60% Class A (l)     $  94.07             --                  --            --          30.17%
         All contract charges                                --             10             $ 1,200            --             --
  2002   Lowest contract charge 0.00% Class A (h)      $ 103.01             --                  --            --         ( 6.22)%
         Highest contract charge 0.60% Class A (l)     $  72.27             --                  --            --         (23.59)%
         All contract charges                                --             --                  --            --             --
AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 140.62             --                  --            --           0.11%
         Highest contract charge 0.90% Class B (b)     $  98.58             --                  --            --         ( 0.79)%
         All contract charges                                --            107             $10,902            --             --
  2005   Lowest contract charge 0.00% Class B (n)      $ 140.46             --                  --            --           7.49%
         Highest contract charge 0.90% Class B (b)     $  99.37             --                  --            --           6.53%
         All contract charges                                --             89             $ 9,156            --             --
  2004   Lowest contract charge 0.00% Class B (n)      $ 130.68             --                  --            --           6.66%
         Highest contract charge 0.90% Class B (b)     $  93.28             --                  --            --           5.70%
         All contract charges                                --             86             $ 8,182            --             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
AXA Premier VIP Large Cap Growth (Continued)
--------------------------------------------
  2003   Lowest contract charge 0.00% Class B (n)      $ 122.51             --                  --            --           18.93%
         Highest contract charge 0.90% Class B (b)     $  88.25             --                  --            --           29.45%
         All contract charges                                --             60             $ 5,341            --              --
  2002   Lowest contract charge 0.60% Class B (n)      $  68.38             --                  --            --          (18.92)%
         Highest contract charge 0.90% Class B (b)     $  68.17             --                  --            --          (19.08)%
         All contract charges                                --              2             $   137            --              --
AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (n)      $ 203.70             --                  --            --           19.61%
         Highest contract charge 0.60% Class A (l)     $ 149.76             --                  --            --           18.90%
         All contract charges                                --             41             $ 8,389          3.08%             --
  2005   Lowest contract charge 0.00% Class A (n)      $ 170.29             --                  --            --            7.37%
         Highest contract charge 0.60% Class A (l)     $ 125.96             --                  --            --            6.73%
         All contract charges                                --             30             $ 4,942          3.44%             --
  2004   Lowest contract charge 0.00% Class A (n)      $ 158.60             --                  --            --           14.71%
         Highest contract charge 0.60% Class A (l)     $ 118.01             --                  --            --           14.02%
         All contract charges                                --             16             $ 2,388          8.39%             --
  2003   Lowest contract charge 0.00% Class A (n)      $ 138.26             --                  --            --           31.43%
         Highest contract charge 0.60% Class A (l)     $ 103.50             --                  --            --           30.63%
         All contract charges                                --              5             $   715          4.22%             --
  2002   Lowest contract charge 0.00% Class A (n)      $ 105.20             --                  --            --          ( 2.51)%
         Highest contract charge 0.60% Class A (l)     $  79.23             --                  --            --          (19.39)%
         All contract charges                                --             --                  --            --              --
AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 186.58             --                  --            --           19.32%
         Highest contract charge 0.90% Class B (b)     $ 146.87             --                  --            --           18.25%
         All contract charges                                --            185             $28,015          3.08%             --
  2005   Lowest contract charge 0.00% Class B (n)      $ 156.37             --                  --            --            7.09%
         Highest contract charge 0.90% Class B (b)     $ 124.20             --                  --            --            6.13%
         All contract charges                                --            127             $16,025          3.44%             --
  2004   Lowest contract charge 0.00% Class B (n)      $ 146.01             --                  --            --           14.43%
         Highest contract charge 0.90% Class B (b)     $ 117.02             --                  --            --           13.40%
         All contract charges                                --             70             $ 8,274          8.39%             --
  2003   Lowest contract charge 0.00% Class B (n)      $ 127.60             --                  --            --           23.26%
         Highest contract charge 0.90% Class B (b)     $ 103.20             --                  --            --           29.91%
         All contract charges                                --             25             $ 2,607          4.22%             --
  2002   Lowest contract charge 0.60% Class B (b)      $  79.68             --                  --            --          (18.89)%
         Highest contract charge 0.90% Class B (b)     $  79.44             --                  --            --          (19.04)%
         All contract charges                                --              3             $   239            --              --
AXA Premier VIP Mid Cap Growth
------------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 202.62             --                  --            --            9.90%
         Highest contract charge 0.60% Class A (l)     $ 120.20             --                  --            --            9.24%
         All contract charges                                --             51             $10,040          0.51%             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 184.38             --                  --            --            8.65%
         Highest contract charge 0.60% Class A (l)     $ 110.03             --                  --            --            8.00%
         All contract charges                                --             41             $ 7,607          1.59%             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 169.69             --                  --            --           12.01%
         Highest contract charge 0.60% Class A (l)     $ 101.88             --                  --            --           11.34%
         All contract charges                                --             30             $ 5,044          1.62%             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 151.50             --                  --            --           40.59%
         Highest contract charge 0.60% Class A (l)     $  91.50             --                  --            --           39.74%
         All contract charges                                --             12             $ 1,846          2.96%             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
AXA Premier VIP Mid Cap Growth (Continued)
------------------------------------------
  2002   Lowest contract charge 0.00% Class A (h)      $ 107.76             --                  --            --          ( 2.66)%
         Highest contract charge 0.60% Class A (l)     $  65.48             --                  --            --          (32.36)%
         All contract charges                                --             --                  --            --              --
AXA Premier VIP Mid Cap Growth
------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 181.19             --                  --            --            9.62%
         Highest contract charge 0.90% Class B (b)     $ 111.81             --                  --            --            8.63%
         All contract charges                                --            201             $23,045          0.51%             --
  2005   Lowest contract charge 0.00% Class B (n)      $ 165.30             --                  --            --            8.38%
         Highest contract charge 0.90% Class B (b)     $ 102.93             --                  --            --            7.41%
         All contract charges                                --            175             $18,306          1.59%             --
  2004   Lowest contract charge 0.00% Class B (n)      $ 152.51             --                  --            --           11.73%
         Highest contract charge 0.90% Class B (b)     $  95.83             --                  --            --           10.72%
         All contract charges                                --            171             $16,710          1.62%             --
  2003   Lowest contract charge 0.00% Class B (n)      $ 136.50             --                  --            --           30.62%
         Highest contract charge 0.90% Class B (b)     $  86.54             --                  --            --           38.98%
         All contract charges                                --             72             $ 6,372          2.96%             --
  2002   Lowest contract charge 0.60% Class B (n)      $  62.46             --                  --            --          (27.15)%
         Highest contract charge 0.90% Class B (b)     $  62.27             --                  --            --          (27.29)%
         All contract charges                                --              1             $    62            --              --
AXA Premier VIP Mid Cap Value
-----------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 224.61             --                  --            --           15.01%
         Highest contract charge 0.60% Class A (l)     $ 144.73             --                  --            --           14.32%
         All contract charges                                --             45             $ 9,597          1.78%             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 195.29             --                  --            --            7.61%
         Highest contract charge 0.60% Class A (l)     $ 126.59             --                  --            --            6.96%
         All contract charges                                --             33             $ 6,172          7.27%             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 181.48             --                  --            --           15.48%
         Highest contract charge 0.60% Class A (l)     $ 118.35             --                  --            --           14.79%
         All contract charges                                --             22             $ 3,851          4.02%             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 157.16             --                  --            --           40.96%
         Highest contract charge 0.60% Class A (l)     $ 103.10             --                  --            --           40.12%
         All contract charges                                --              9             $ 1,387          0.43%             --
  2002   Lowest contract charge 0.00% Class A (h)      $ 111.49             --                  --            --            0.42%
         Highest contract charge 0.60% Class A (l)     $  73.58             --                  --            --          (24.92)%
         All contract charges                                --             --                  --            --              --
AXA Premier VIP Mid Cap Value
-----------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (b)      $ 149.00             --                  --            --           14.73%
         Highest contract charge 0.90% Class B (b)     $ 142.42             --                  --            --           13.70%
         All contract charges                                --            374             $54,292          1.78%             --
  2005   Lowest contract charge 0.00% Class B (b)      $ 129.87             --                  --            --            7.34%
         Highest contract charge 0.90% Class B (b)     $ 125.26             --                  --            --            6.38%
         All contract charges                                --            336             $42,836          7.27%             --
  2004   Lowest contract charge 0.00% Class B (b)      $ 120.99             --                  --            --           15.19%
         Highest contract charge 0.90% Class B (b)     $ 117.75             --                  --            --           14.15%
         All contract charges                                --            327             $38,894          4.02%             --
  2003   Lowest contract charge 0.00% Class B (b)      $ 105.03             --                  --            --           40.60%
         Highest contract charge 0.90% Class B (b)     $ 103.15             --                  --            --           39.34%
         All contract charges                                --            228             $23,677          0.43%             --
  2002   Lowest contract charge 0.00% Class B (b)      $  74.70             --                  --            --          (23.23)%
         Highest contract charge 0.90% Class B (b)     $  74.03             --                  --            --          (23.68)%
         All contract charges                                --             89             $ 6,610            --              --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
AXA Premier VIP Technology
--------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 223.55              --                  --           --          7.57%
         Highest contract charge 0.60% Class A (l)     $ 121.34              --                  --           --          6.93%
         All contract charges                                --              40          $    8,494           --            --
  2005   Lowest contract charge 0.00% Class A (h)      $ 207.81              --                  --           --         11.56%
         Highest contract charge 0.60% Class A (l)     $ 113.47              --                  --           --         10.89%
         All contract charges                                --              31          $    6,009           --            --
  2004   Lowest contract charge 0.00% Class A (h)      $ 186.28              --                  --           --          5.24%
         Highest contract charge 0.60% Class A (l)     $ 102.33              --                  --           --          4.61%
         All contract charges                                --              19          $    3,396         1.09%           --
  2003   Lowest contract charge 0.00% Class A (h)      $ 177.01              --                  --           --         58.06%
         Highest contract charge 0.60% Class A (l)     $  97.82              --                  --           --         57.09%
         All contract charges                                --               6          $      966         7.16%           --
  2002   Lowest contract charge 0.00% Class A (h)      $ 111.99              --                  --           --       ( 5.67)%
         Highest contract charge 0.60% Class A (l)     $  62.27              --                  --           --       (33.60)%
         All contract charges                                --              --                  --           --           --
AXA Premier VIP Technology (p)
------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 184.01              --                  --           --         7.30%
         Highest contract charge 0.90% Class B (b)     $ 108.42              --                  --           --         6.33%
         All contract charges                                --             574          $   66,544           --           --
  2005   Lowest contract charge 0.00% Class B (n)      $ 171.50              --                  --           --        11.27%
         Highest contract charge 0.90% Class B (b)     $ 101.96              --                  --           --        10.27%
         All contract charges                                --             620          $   67,000           --           --
  2004   Lowest contract charge 0.00% Class B (n)      $ 154.13              --                  --           --         4.99%
         Highest contract charge 0.90% Class B (b)     $  92.46              --                  --           --         4.04%
         All contract charges                                --             645          $   62,809         1.09%          --
  2003   Lowest contract charge 0.00% Class B (n)      $ 146.81              --                  --           --        38.51%
         Highest contract charge 0.90% Class B (b)     $  88.87              --                  --           --        56.21%
         All contract charges                                --              80          $    7,246         7.16%          --
  2002   Lowest contract charge 0.60% Class B (n)      $  57.06              --                  --           --       (28.04)%
         Highest contract charge 0.90% Class B (b)     $  56.89              --                  --           --       (28.17)%
         All contract charges                                --               1          $       57           --           --
Davis Value
-----------
         Unit Value 0.60% *
  2006   Lowest contract charge 0.60% Class A (g)      $ 159.14              --                  --           --        14.31%
         Highest contract charge 0.60% Class A (g)     $ 159.14              --                  --           --        14.31%
         All contract charges                                --               8          $    1,292         0.90%          --
  2005   Lowest contract charge 0.60% Class A (g)      $ 139.21              --                  --           --         8.79%
         Highest contract charge 0.60% Class A (g)     $ 139.21              --                  --           --         8.79%
         All contract charges                                --               5          $      757         1.23%          --
  2004   Lowest contract charge 0.60% Class A (g)      $ 127.96              --                  --           --        11.66%
         Highest contract charge 0.60% Class A (g)     $ 127.96              --                  --           --        11.66%
         All contract charges                                --               3          $      392         0.42%          --
  2003   Lowest contract charge 0.60% Class A (g)      $ 114.61              --                  --           --        28.97%
         Highest contract charge 0.60% Class A (g)     $ 114.61              --                  --           --        28.97%
         All contract charges                                --               2          $      254         2.71%          --
  2002   Lowest contract charge 0.60% Class A (g)      $  88.86              --                  --           --      5.03 %
         Highest contract charge 0.60% Class A (g)     $  88.86              --                  --           --      5.03 %
         All contract charges                                --              --                  --         1.14%          --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A          $ 354.17              --                  --           --        10.96%
         Highest contract charge 0.90% Class A         $ 398.15              --                  --           --         9.97%
         All contract charges                                --           3,107          $2,255,277         1.42%          --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Common Stock (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.00% Class A          $ 319.17              --                  --       --                4.56%
         Highest contract charge 0.90% Class A         $ 362.05              --                  --       --                3.62%
         All contract charges                                --           3,328          $2,221,730  1.05%                    --
  2004   Lowest contract charge 0.00% Class A          $ 305.25              --                  --    --                  14.40%
         Highest contract charge 0.90% Class A         $ 349.40              --                  --    --                  13.37%
         All contract charges                                --           3,493          $2,281,558  1.21%                    --
  2003   Lowest contract charge 0.00% Class A          $ 266.82              --                  --    --                  49.93%
         Highest contract charge 0.90% Class A         $ 308.18              --                  --    --                  48.58%
         All contract charges                                --           3,597          $2,096,424  1.76%                    --
  2002   Lowest contract charge 0.00% Class A          $ 177.96              --                  --    --                 (28.69)%
         Highest contract charge 0.90% Class A         $ 207.42              --                  --    --                 (29.33)%
         All contract charges                                --           3,745          $1,481,165  0.05%                    --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 111.99              --                  --    --                  10.69%
         Highest contract charge 0.90% Class B         $ 125.68              --                  --    --                   9.70%
         All contract charges                                --           1,728          $  222,898  1.42%                    --
  2005   Lowest contract charge 0.00% Class B (r)      $ 101.18              --                  --    --                   4.30%
         Highest contract charge 0.90% Class B         $ 114.57              --                  --    --                   3.36%
         All contract charges                                --           1,773          $  207,802  1.05%                    --
  2004   Lowest contract charge 0.00% Class B (r)      $  97.01              --                  --    --                  14.12%
         Highest contract charge 0.90% Class B         $ 110.84              --                  --    --                  13.09%
         All contract charges                                --           1,785          $  201,729  1.21%                    --
  2003   Lowest contract charge 0.60% Class B          $  99.63              --                  --    --                  49.93%
         Highest contract charge 0.90% Class B         $  98.01              --                  --    --                  48.20%
         All contract charges                                --           1,659          $  165,489  1.76%                    --
  2002   Lowest contract charge 0.60% Class B          $  67.02              --                  --    --                 (33.77)%
         Highest contract charge 0.90% Class B         $  66.13              --                  --    --                 (33.93)%
         All contract charges                                --           1,424          $   95,436  0.05 %                   --
EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A          $ 426.84              --                  --    --                  18.84%
         Highest contract charge 0.90% Class A         $ 374.62              --                  --    --                  17.77%
         All contract charges                                --           1,088          $  429,996  1.55%                    --
  2005   Lowest contract charge 0.00% Class A          $ 359.17              --                  --    --                   5.76%
         Highest contract charge 0.90% Class A         $ 318.09              --                  --    --                   4.82%
         All contract charges                                --           1,181          $  395,004  1.23%                    --
  2004   Lowest contract charge 0.00% Class A          $ 339.60              --                  --    --                  12.67%
         Highest contract charge 0.90% Class A         $ 303.47              --                  --    --                  11.66%
         All contract charges                                --           1,187          $  376,519  1.67%                    --
  2003   Lowest contract charge 0.00% Class A          $ 301.40              --                  --    --                  30.75%
         Highest contract charge 0.90% Class A         $ 271.78              --                  --    --                  29.58%
         All contract charges                                --           1,197          $  338,204  1.33%                    --
  2002   Lowest contract charge 0.00% Class A          $ 230.51              --                  --    --                 (21.07)%
         Highest contract charge 0.90% Class A         $ 209.75              --                  --    --                 (21.78)%
         All contract charges                                --           1,220          $  264,369  1.43 %                   --
EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 160.97              --                  --    --                  18.54%
         Highest contract charge 0.90% Class B (b)     $ 177.31              --                  --    --                  17.48%
         All contract charges                                --             852          $  134,618  1.55%                    --
  2005   Lowest contract charge 0.00% Class B (r)      $ 135.79              --                  --    --                   5.50%
         Highest contract charge 0.90% Class B (b)     $ 150.93              --                  --    --                   4.55%
         All contract charges                                --             906          $  121,075  1.23%                    --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
 EQ/AllianceBernstein Growth and Income (Continued)
---------------------------------------------------
  2004   Lowest contract charge 0.00% Class B (r)      $ 128.71              --                 --        --             12.39%
         Highest contract charge 0.90% Class B (b)     $ 144.35              --                 --        --             11.38%
         All contract charges                                --             885           $112,747   1.67%                  --
  2003   Lowest contract charge 0.60% Class B          $ 114.06              --                 --     --                29.65%
         Highest contract charge 0.90% Class B (b)     $ 129.60              --                 --     --                29.25%
         All contract charges                                --             805           $ 91,876   1.33%                  --
  2002   Lowest contract charge 0.60% Class B          $  87.98              --                 --     --              (21.74)%
         Highest contract charge 0.90% Class B (b)     $ 100.27              --                 --     --              (18.59)%
         All contract charges                                --             684           $ 60,178   1.43 %                --
EQ/AllianceBernstein Intermediate Government
--------------------------------------------
Securities
----------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A          $ 192.11              --                 --     --                3.39%
         Highest contract charge 0.90% Class A         $ 179.97              --                 --     --                2.46%
         All contract charges                                --             519           $106,196   4.12%                 --
  2005   Lowest contract charge 0.00% Class A          $ 185.82              --                 --     --                1.49%
         Highest contract charge 0.90% Class A         $ 175.66              --                 --     --                0.58%
         All contract charges                                --             582           $116,035   3.45%                 --
  2004   Lowest contract charge 0.00% Class A          $ 183.09              --                 --     --                2.19%
         Highest contract charge 0.90% Class A         $ 174.64              --                 --     --                1.28%
         All contract charges                                --             690           $135,775   2.98%                 --
  2003   Lowest contract charge 0.60% Class A          $ 179.15              --                 --     --                2.40%
         Highest contract charge 0.90% Class A         $ 172.44              --                 --     --                1.47%
         All contract charges                                --             828           $160,867   3.70%                 --
  2002   Lowest contract charge 0.60% Class A          $ 174.96              --                 --     --                8.86%
         Highest contract charge 0.90% Class A         $ 169.94              --                 --     --                7.88%
         All contract charges                                --             925           $177,235   5.01 %                -
EQ/AllianceBernstein Intermediate Government
--------------------------------------------
Securities
----------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 139.68              --                 --     --                3.12%
         Highest contract charge 0.90% Class B (b)     $ 133.20              --                 --     --                2.20%
         All contract charges                                --             220           $ 29,485   4.12%                 --
  2005   Lowest contract charge 0.00% Class B (r)      $ 135.45              --                 --     --                1.24%
         Highest contract charge 0.90% Class B (b)     $ 130.34              --                 --     --                0.33%
         All contract charges                                --             230           $ 30,001   3.45%                 --
  2004   Lowest contract charge 0.00% Class B (r)      $ 133.80              --                 --     --                1.94%
         Highest contract charge 0.90% Class B (b)     $ 129.91              --                 --     --                1.02%
         All contract charges                                --             224           $ 28,912   2.98%                 --
  2003   Lowest contract charge 0.60% Class B          $ 179.15              --                 --     --                2.40%
         Highest contract charge 0.90% Class B (b)     $ 128.60              --                 --     --                1.22%
         All contract charges                                --             239           $ 30,873   3.70%                 --
  2002   Lowest contract charge 0.60% Class B          $ 125.69              --                 --     --                7.93%
         Highest contract charge 0.90% Class B (b)     $ 127.05              --                 --     --               63.98%
         All contract charges                                --             205           $ 25,766   5.01 %                --
EQ/AllianceBernstein International (j)(m)
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A          $ 221.66              --                 --     --               23.82%
         Highest contract charge 0.90% Class A         $ 199.34              --                 --     --               22.71%
         All contract charges                                --           3,392           $705,764   1.66%                 --
  2005   Lowest contract charge 0.00% Class A          $ 179.02              --                 --     --               15.58%
         Highest contract charge 0.90% Class A         $ 162.45              --                 --     --               14.54%
         All contract charges                                --           3,448           $581,793   1.74%                 --
  2004   Lowest contract charge 0.00% Class A          $ 154.89              --                 --     --               18.47%
         Highest contract charge 0.90% Class A         $ 141.83              --                 --     --               17.40%
         All contract charges                                --           3,521           $515,982   2.12%                 --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
EQ/AllianceBernstein International (j)(m) (Continued)
-----------------------------------------------------
  2003   Lowest contract charge 0.00% Class A          $ 130.75              --                 --            --          35.43%
         Highest contract charge 0.90% Class A         $ 120.80              --                 --            --          34.21%
         All contract charges                                --           3,678           $457,336          2.01%            --
  2002   Lowest contract charge 0.00% Class A          $  96.54              --                 --            --         ( 9.91)%
         Highest contract charge 0.90% Class A         $  90.01              --                 --            --         (10.72)%
         All contract charges                                --           3,879           $357,984            --             --
EQ/AllianceBernstein International (j)(m)
-----------------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 153.24              --                 --            --          23.52%
         Highest contract charge 0.90% Class B (b)     $ 148.60              --                 --            --          22.41%
         All contract charges                                --             560           $ 86,902          1.66%            --
  2005   Lowest contract charge 0.00% Class B (r)      $ 124.06              --                 --            --          15.29%
         Highest contract charge 0.90% Class B (b)     $ 121.39              --                 --            --          14.26%
         All contract charges                                --             540           $ 68,275          1.74%            --
  2004   Lowest contract charge 0.00% Class B (r)      $ 107.60              --                 --            --          18.17%
         Highest contract charge 0.90% Class B (b)     $ 106.24              --                 --            --          17.11%
         All contract charges                                --             511           $ 56,460          2.12%            --
  2003   Lowest contract charge 0.60% Class B          $  93.97              --                 --            --          34.36%
         Highest contract charge 0.90% Class B (b)     $  90.72              --                 --            --          33.96%
         All contract charges                                --             464           $ 43,571          2.01%            --
  2002   Lowest contract charge 0.60% Class B          $  69.94              --                 --            --         (10.65)%
         Highest contract charge 0.90% Class B (b)     $  67.72              --                 --            --         (15.96)%
         All contract charges                                --             381           $ 26,647            --             --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 154.70              --                 --            --         ( 0.28)%
         Highest contract charge 0.60% Class A (l)     $ 109.40              --                 --            --         ( 0.88)%
         All contract charges                                --              38           $  5,696            --             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 155.14              --                 --            --          15.22%
         Highest contract charge 0.60% Class A (l)     $ 110.37              --                 --            --          14.53%
         All contract charges                                --              25           $  3,748            --             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 134.65              --                 --            --           8.66%
         Highest contract charge 0.60% Class A (l)     $  96.37              --                 --            --           8.00%
         All contract charges                                --              15           $  2,066            --             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 123.92              --                 --            --          23.50%
         Highest contract charge 0.60% Class A (l)     $  89.23              --                 --            --          22.76%
         All contract charges                                --               8           $    953            --             --
  2002   Lowest contract charge 0.00% Class A (h)      $ 100.34              --                 --            --         ( 9.22)%
         Highest contract charge 0.60% Class A (l)     $  72.69              --                 --            --         (24.09)%
         All contract charges                                --              --                 --            --             --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $  77.95              --                 --            --         ( 0.54)%
         Highest contract charge 0.90% Class B         $  72.80              --                 --            --         ( 1.43)%
         All contract charges                                --           1,349           $100,743            --             --
  2005   Lowest contract charge 0.00% Class B          $  78.38              --                 --            --          14.93%
         Highest contract charge 0.90% Class B         $  73.86              --                 --            --          13.90%
         All contract charges                                --           1,428           $107,944            --             --
  2004   Lowest contract charge 0.00% Class B          $  68.20              --                 --            --           8.38%
         Highest contract charge 0.90% Class B         $  64.84              --                 --            --           7.41%
         All contract charges                                --           1,445           $ 95,487            --             --
  2003   Lowest contract charge 0.00% Class B          $  62.92              --                 --            --          23.18%
         Highest contract charge 0.90% Class B         $  60.37              --                 --            --          22.08%
         All contract charges                                --           1,544           $ 94,657            --             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
 EQ/AllianceBernstein Large Cap Growth (Continued)
--------------------------------------------------
  2002   Lowest contract charge 0.00% Class B          $  51.08               --                 --        --               (31.15)%
         Highest contract charge 0.90% Class B         $  49.45               --                 --        --               (31.77)%
         All contract changes                                --            1,555            $77,814        --                   --
 EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A          $ 214.84               --                 --        --                 4.09%
         Highest contract charge 0.90% Class A         $ 179.79               --                 --        --                 3.16%
         All contract charges                                --              520           $101,691      4.03%                  --
  2005   Lowest contract charge 0.00% Class A          $ 206.40               --                 --        --                 2.25%
         Highest contract charge 0.90% Class A         $ 174.29               --                 --        --                 1.34%
         All contract charges                                --              564           $106,367      3.88%                  --
  2004   Lowest contract charge 0.00% Class A          $ 201.85               --                 --        --                 4.01%
         Highest contract charge 0.90% Class A         $ 171.99               --                 --        --                 3.07%
         All contract charges                                --              594           $109,740      3.76%                  --
  2003   Lowest contract charge 0.00% Class A          $ 194.07               --                 --        --                 3.80%
         Highest contract charge 0.90% Class A         $ 166.87               --                 --        --                 2.86%
         All contract charges                                --              745           $132,868      2.57%                  --
  2002   Lowest contract charge 0.00% Class A          $ 186.96               --                 --        --                 7.94%
         Highest contract charge 0.90% Class A         $ 162.22               --                 --        --                 6.98%
         All contract charges                                --              836           $144,632      4.07%                  --
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 146.64               --                 --        --                 3.82%
         Highest contract charge 0.90% Class B (b)     $ 138.66               --                 --        --                 2.89%
         All contract charges                                --              226           $ 31,598      4.03%                  --
  2005   Lowest contract charge 0.00% Class B (r)      $ 141.24               --                 --        --                 2.00%
         Highest contract charge 0.90% Class B (b)     $ 134.77               --                 --        --                 1.08%
         All contract charges                                --              235           $ 31,831      3.88%                  --
  2004   Lowest contract charge 0.00% Class B (r)      $ 138.48               --                 --        --                 3.75%
         Highest contract charge 0.90% Class B (b)     $ 133.32               --                 --        --                 2.81%
         All contract charges                                --              235           $ 31,367      3.76%                  --
  2003   Lowest contract charge 0.60% Class B          $ 129.57               --                 --        --                 2.91%
         Highest contract charge 0.90% Class B (b)     $ 129.67               --                 --        --                 2.61%
         All contract charges                                --              222           $ 28,789      2.57%                  --
  2002   Lowest contract charge 0.60% Class B          $ 125.90               --                 --        --                 7.03%
         Highest contract charge 0.90% Class B (b)     $ 126.38               --                 --        --                 6.45%
         All contract charges                                --              189           $ 23,795      4.07 %                 --
EQ/AllianceBernstein Small Cap Growth (f)
----------------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A          $ 212.05               --                 --        --                 9.27%
         Highest contract charge 0.90% Class A         $ 194.31               --                 --        --                 8.28%
         All contract charges                                --              842           $170,884        --                   --
  2005   Lowest contract charge 0.00% Class A          $ 194.07               --                 --        --                11.78%
         Highest contract charge 0.90% Class A         $ 179.44               --                 --        --                10.78%
         All contract charges                                --              879           $163,607        --                   --
  2004   Lowest contract charge 0.00% Class A          $ 173.61               --                 --        --                14.27%
         Highest contract charge 0.90% Class A         $ 161.98               --                 --        --                13.24%
         All contract charges                                --              913           $152,710        --                   --
  2003   Lowest contract charge 0.00% Class A          $ 151.93               --                 --        --                41.28%
         Highest contract charge 0.90% Class A         $ 143.04               --                 --        --                40.01%
         All contract charges                                --              928           $136,195        --                   --
  2002   Lowest contract charge 0.00% Class A          $ 107.54               --                 --        --               (30.08)%
         Highest contract charge 0.90% Class A         $ 102.16               --                 --        --               (30.71)%
         All contract charges                                --              879           $ 91,735        --                   --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Small Cap Growth (f)
-----------------------------------------
         Unit Value 0.00% to 0.90%*                    $ 176.25              --                 --            --            9.00%
  2006   Lowest contract charge 0.00% Class B (r)      $ 146.35              --                 --            --            8.02%
         Highest contract charge 0.90% Class B               --             407           $ 61,163            --              --
         All contract charges                          $ 161.69              --                 --            --           11.51%
  2005   Lowest contract charge 0.00% Class B (r)      $ 135.48              --                 --            --           10.51%
         Highest contract charge 0.90% Class B               --             419           $ 58,017            --              --
         All contract charges                          $ 145.02              --                 --            --           13.98%
  2004   Lowest contract charge 0.00% Class B (r)      $ 122.60              --                 --            --           12.96%
         Highest contract charge 0.90% Class B               --             408           $ 51,074            --              --
         All contract charges                          $ 114.01              --                 --            --           40.93%
  2003   Lowest contract charge 0.60% Class B          $ 108.53              --                 --            --           39.67%
         Highest contract charge 0.90% Class B               --             384           $ 42,360            --              --
         All contract charges                          $  78.76              --                 --            --          (30.66)%
  2002   Lowest contract charge 0.60% Class B          $  77.71              --                 --            --          (30.87)%
         Highest contract charge 0.90% Class B               --             312           $ 24,573            --              --
         All contract charges
EQ/AllianceBernstein Value
--------------------------
         Unit Value 0.00% to 0.60%*                    $ 207.97              --                 --            --           21.70%
  2006   Lowest contract charge 0.00% Class A (h)      $ 152.45              --                 --            --           20.97%
         Highest contract charge 0.60% Class A (l)                          175           $ 35,192          1.69%
         All contract charges                          $ 170.89              --                 --            --            5.70%
  2005   Lowest contract charge 0.00% Class A (h)      $ 126.02              --                 --            --            5.07%
         Highest contract charge 0.60% Class A (l)           --             125           $ 20,695          1.22%             --
         All contract charges                          $ 161.68              --                 --            --           13.73%
  2004   Lowest contract charge 0.00% Class A (h)      $ 119.95              --                 --            --           13.04%
         Highest contract charge 0.60% Class A (l)           --              74           $ 11,738          1.42%             --
         All contract charges                          $ 142.16              --                 --            --           29.06%
  2003   Lowest contract charge 0.00% Class A (h)      $ 106.11              --                 --            --           28.29%
         Highest contract charge 0.60% Class A (l)           --              28           $  3,921          1.44%             --
         All contract charges                          $ 110.15              --                 --            --          ( 0.72)%
  2002   Lowest contract charge 0.00% Class A (h)      $  82.71              --                 --            --          (16.40)%
         Highest contract charge 0.60% Class A (l)           --               1           $     83          1.53%             --
         All contract charges
EQ/AllianceBernstein Value
--------------------------
         Unit Value 0.00% to 0.90%*                    $ 157.30              --                 --            --           21.39%
  2006   Lowest contract charge 0.00% Class B          $ 169.92              --                 --            --           20.30%
         Highest contract charge 0.90% Class B               --           1,592           $270,942          1.69%             --
         All contract charges                          $ 129.59              --                 --            --            5.43%
  2005   Lowest contract charge 0.00% Class B          $ 141.25              --                 --            --            4.49%
         Highest contract charge 0.90% Class B               --           1,522           $214,562          1.22%             --
         All contract charges                          $ 122.91              --                 --            --           13.44%
  2004   Lowest contract charge 0.00% Class B          $ 135.18              --                 --            --           12.42%
         Highest contract charge 0.90% Class B               --           1,425           $191,881          1.42%             --
         All contract charges                          $ 108.34              --                 --            --           28.73%
  2003   Lowest contract charge 0.00% Class B          $ 120.24              --                 --            --           27.58%
         Highest contract charge 0.90% Class B               --           1,337           $159,330          1.44%             --
         All contract charges                          $  84.16              --                 --            --          (13.64)%
  2002   Lowest contract charge 0.00% Class B          $  94.25              --                 --            --          (14.41)%
         Highest contract charge 0.90% Class B               --           1,168           $108,579          1.53%             --
         All contract charges
EQ/Ariel Appreciation II (f)
----------------------------
         Unit Value 0.00% to 0.00%*                    $ 115.56              --                 --            --           11.16%
  2006   Lowest contract charge 0.00% Class B (t)      $ 115.56              --                 --            --           11.16%
         Highest contract charge 0.00% Class B (t)           --              --           $     40          1.48%             --
         All contract charges


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
EQ/Ariel Appreciation II (f) (Continued)
---------------------------------------
  2005   Lowest contract charge 0.00% Class B (t)      $ 103.96             --                  --            --           3.96%
         Highest contract charge 0.00% Class B (t)     $ 103.96             --                  --            --           3.96%
         All contract charges                                --             --             $     1            --             --
EQ/AXA Rosenberg Value Long/Short Equity Fund
---------------------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 108.96             --                  --            --           1.45%
         Highest contract charge 0.90% Class B (n)     $ 105.39             --                  --            --           0.54%
         All contract charges                                --            141             $15,060          3.05%            --
  2005   Lowest contract charge 0.00% Class B (n)      $ 107.40             --                  --            --           7.51%
         Highest contract charge 0.90% Class B (n)     $ 104.83             --                  --            --           6.54%
         All contract charges                                --            119             $12,570            --             --
  2004   Lowest contract charge 0.00% Class B (n)      $  99.90             --                  --            --           3.63%
         Highest contract charge 0.90% Class B (n)     $  98.39             --                  --            --           2.70%
         All contract charges                                --             46             $ 4,597            --             --
  2003   Lowest contract charge 0.00% Class B (n)      $  96.40             --                  --            --          (3.60)%
         Highest contract charge 0.90% Class B (n)     $  95.80             --                  --            --          (4.20)%
         All contract charges                                --             14             $ 1,334            --             --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class B (q)      $ 132.07             --                  --            --          15.96%
         Highest contract charge 0.00% Class B (q)     $ 132.07             --                  --            --          15.96%
         All contract charges                                --             25             $ 3,237          2.75%            --
  2005   Lowest contract charge 0.00% Class B (q)      $ 113.89             --                  --            --           6.15%
         Highest contract charge 0.00% Class B (q)     $ 113.89             --                  --            --           6.15%
         All contract charges                                --             11             $ 1,282          2.59%            --
  2004   Lowest contract charge 0.00% Class B (q)      $ 107.29             --                  --            --           9.15%
         Highest contract charge 0.00% Class B (q)     $ 107.29             --                  --            --           9.15%
         All contract charges                                --             --             $    50          2.06%            --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 157.48             --                  --            --           5.45%
         Highest contract charge 0.00% Class A (h)     $ 157.48             --                  --            --           5.45%
         All contract charges                                --             --                  --            --             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 149.34             --                  --            --           9.00%
         Highest contract charge 0.00% Class A (h)     $ 149.34             --                  --            --           9.00%
         All contract charges                                --             --                  --            --             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 137.01             --                  --            --           3.85%
         Highest contract charge 0.00% Class A (h)     $ 137.01             --                  --            --           3.85%
         All contract charges                                --             --                  --            --             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 131.93             --                  --            --          28.26%
         Highest contract charge 0.00% Class A (h)     $ 131.93             --                  --            --          28.26%
         All contract charges                                --              2             $     2            --             --
  2002   Lowest contract charge 0.00% Class A (h)      $ 102.86             --                  --            --          (4.27)%
         Highest contract charge 0.00% Class A (h)     $ 102.86             --                  --            --          (4.27)%
         All contract charges                                --             --                  --            --             --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $  99.90             --                  --            --           5.23%
         Highest contract charge 0.90% Class B (b)     $  93.45             --                  --            --           4.28%
         All contract charges                                --              2             $   233            --             --
  2005   Lowest contract charge 0.00% Class B (r)      $  94.93             --                  --            --           8.74%
         Highest contract charge 0.90% Class B (b)     $  89.61             --                  --            --           7.76%
         All contract charges                                --              1             $   129            --             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
EQ/Calvert Socially Responsible (Continued)
-------------------------------------------
  2004   Lowest contract charge 0.00% Class B (r)      $  87.31              --                 --             --            3.59%
         Highest contract charge 0.90% Class B (b)     $  83.16              --                 --             --            2.66%
         All contract charges                                --              --             $   11             --              --
  2003   Lowest contract charge 0.60% Class B (b)      $  82.09              --                 --             --           27.19%
         Highest contract charge 0.90% Class B (b)     $  81.01              --                 --             --           26.79%
         All contract charges                                --              --                 --             --              --
  2002   Lowest contract charge 0.60% Class B (b)      $  64.54              --                 --             --          (19.40)%
         Highest contract charge 0.90% Class B (b)     $  63.89              --                 --             --          (19.56)%
         All contract charges                                --              --                 --             --              --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% *
  2006   Lowest contract charge 0.00% Class A (h)      $ 152.85              --                 --             --            7.67%
         Highest contract charge 0.00% Class A (h)     $ 152.85              --                 --             --            7.67%
         All contract charges                                --              --             $   64           0.22%             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 141.97              --                 --             --            5.37%
         Highest contract charge 0.00% Class A (h)     $ 141.97              --                 --             --            5.37%
         All contract charges                                --              --             $   62           0.20%             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 134.73              --                 --             --            5.80%
         Highest contract charge 0.00% Class A (h)     $ 134.73              --                 --             --            5.80%
         All contract charges                                --              --             $   59           0.53%             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 127.35              --                 --             --           24.27%
         Highest contract charge 0.00% Class A (h)     $ 127.35              --                 --             --           24.27%
         All contract charges                                --              --             $   54           0.15%             --
  2002   Lowest contract charge 0.00% Class A (h)      $ 102.48              --                 --             --          ( 5.60)%
         Highest contract charge 0.00% Class A (h)     $ 102.48              --                 --             --          ( 5.60)%
         All contract charges                                --              --                 --           0.13%             --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $  83.22              --                 --             --            7.40%
         Highest contract charge 0.90% Class B         $  89.30              --                 --             --            6.44%
         All contract charges                                --              47             $4,247           0.22%             --
  2005   Lowest contract charge 0.00% Class B (r)      $  77.49              --                 --             --            5.11%
         Highest contract charge 0.90% Class B         $  83.90              --                 --             --            4.16%
         All contract charges                                --              26             $2,195           0.20%             --
  2004   Lowest contract charge 0.00% Class B (r)      $  73.72              --                 --             --            5.53%
         Highest contract charge 0.90% Class B         $  80.54              --                 --             --            4.58%
         All contract charges                                --              23             $1,801           0.53%             --
  2003   Lowest contract charge 0.60% Class B (h)      $  68.73              --                 --             --           23.22%
         Highest contract charge 0.90% Class B         $  77.01              --                 --             --           22.85%
         All contract charges                                --              25             $1,886           0.15%             --
  2002   Lowest contract charge 0.60% Class B (h)      $  55.78              --                 --             --          (26.79)%
         Highest contract charge 0.90% Class B         $  62.69              --                 --             --          (27.01)%
         All contract charges                                --              22             $1,359           0.13%             --
EQ/Capital Guardian International
---------------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 226.98              --                 --             --           19.54%
         Highest contract charge 0.60% Class A (l)     $ 173.18              --                 --             --           18.83%
         All contract charges                                --               2             $  328           1.55%             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 189.87              --                 --             --           17.42%
         Highest contract charge 0.60% Class A (l)     $ 145.75              --                 --             --           16.72%
         All contract charges                                --               3             $  399           1.68%             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 161.71              --                 --             --           13.90%
         Highest contract charge 0.60% Class A (l)     $ 124.87              --                 --             --           13.22%
         All contract charges                                --               3             $  287           1.54%             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ------------
EQ/Capital Guardian International (Continued)
---------------------------------------------
  2003   Lowest contract charge 0.00% Class A (h)      $ 141.97             --                  --            --          32.95%
         Highest contract charge 0.60% Class A (l)     $ 110.29             --                  --            --          32.15%
         All contract charges                                --              1             $   208          1.41%            --
  2002   Lowest contract charge 0.00% Class A (h)      $ 106.79             --                  --            --         ( 1.90)%
         Highest contract charge 0.60% Class A (l)     $  83.46             --                  --            --         (15.60)%
         All contract charges                                --             --                  --          1.71%            --
EQ/Capital Guardian International
---------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 148.97             --                  --            --          19.24%
         Highest contract charge 0.90% Class B         $ 138.96             --                  --            --          18.17%
         All contract charges                                --             88             $12,570          1.55%            --
  2005   Lowest contract charge 0.00% Class B (r)      $ 124.93             --                  --            --          17.12%
         Highest contract charge 0.90% Class B         $ 117.59             --                  --            --          16.07%
         All contract charges                                --             40             $ 4,756          1.68%            --
  2004   Lowest contract charge 0.00% Class B (r)      $ 106.66             --                  --            --          13.61%
         Highest contract charge 0.90% Class B         $ 101.31             --                  --            --          12.59%
         All contract charges                                --             31             $ 3,240          1.54%            --
  2003   Lowest contract charge 0.60% Class B          $  91.17             --                  --            --          31.82%
         Highest contract charge 0.90% Class B         $  89.98             --                  --            --          31.43%
         All contract charges                                --             26             $ 2,330          1.41%            --
  2002   Lowest contract charge 0.60% Class B          $  69.16             --                  --            --         (15.56)%
         Highest contract charge 0.90% Class B         $  68.46             --                  --            --         (15.81)%
         All contract charges                                --             19             $ 1,314          1.71%            --
EQ/Capital Guardian Research (i)
--------------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 190.31             --                  --            --          12.33%
         Highest contract charge 0.60% Class A (l)     $ 127.46             --                  --            --          11.66%
         All contract charges                                --              5             $   729          0.57%            --
  2005   Lowest contract charge 0.00% Class A (h)      $ 169.42             --                  --            --           6.32%
         Highest contract charge 0.60% Class A (l)     $ 114.15             --                  --            --           5.69%
         All contract charges                                --              5             $   549          0.56%            --
  2004   Lowest contract charge 0.00% Class A (h)      $ 159.34             --                  --            --          11.18%
         Highest contract charge 0.60% Class A (l)     $ 108.01             --                  --            --          10.52%
         All contract charges                                --              3             $   305          0.64%            --
  2003   Lowest contract charge 0.00% Class A (h)      $ 143.32             --                  --            --          31.55%
         Highest contract charge 0.60% Class A (l)     $  97.73             --                  --            --          30.78%
         All contract charges                                --              1             $   111          0.45%            --
  2002   Lowest contract charge 0.00% Class A (h)      $ 108.94             --                  --            --         ( 2.26)%
         Highest contract charge 0.60% Class A (l)     $  74.73             --                  --          0.37%        (22.93)%
         All contract charges                                --             --                  --            --             --
EQ/Capital Guardian Research (i)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 146.37             --                  --            --          12.06%
         Highest contract charge 0.90% Class B         $ 136.99             --                  --            --          11.05%
         All contract charges                                --            631             $88,935          0.57%            --
  2005   Lowest contract charge 0.00% Class B          $ 130.63             --                  --            --           6.06%
         Highest contract charge 0.90% Class B         $ 123.36             --                  --            --           5.10%
         All contract charges                                --            667             $84,346          0.56%            --
  2004   Lowest contract charge 0.00% Class B          $ 123.17             --                  --            --          10.90%
         Highest contract charge 0.90% Class B         $ 117.36             --                  --            --           9.91%
         All contract charges                                --            685             $82,149          0.64%            --
  2003   Lowest contract charge 0.00% Class B          $ 111.06             --                  --            --          31.49%
         Highest contract charge 0.90% Class B         $ 106.79             --                  --            --          30.31%
         All contract charges                                --            696             $75,658          0.45%            --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (i) (Continued)
--------------------------------------------
  2002   Lowest contract charge 0.00% Class B          $  84.46             --                 --            --           (24.66)%
         Highest contract charge 0.90% Class B         $  81.95             --                 --            --           (25.34)%
         All contract charges                                --            633           $ 52,561          0.37%              --
EQ/Capital Guardian U.S. Equity (e)
-----------------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 196.10             --                 --            --            10.23%
         Highest contract charge 0.60% Class A (l)     $ 130.06             --                 --            --             9.57%
         All contract charges                                --             54           $  9,811          1.29%              --
  2005   Lowest contract charge 0.00% Class A (h)      $ 177.90             --                 --            --             6.23%
         Highest contract charge 0.60% Class A (l)     $ 118.70             --                 --            --             5.59%
         All contract charges                                --             43           $  7,094          0.58%              --
  2004   Lowest contract charge 0.00% Class A (h)      $ 167.47             --                 --            --             9.60%
         Highest contract charge 0.60% Class A (l)     $ 112.42             --                 --            --             8.94%
         All contract charges                                --             25           $  4,035          0.51%              --
  2003   Lowest contract charge 0.00% Class A (h)      $ 152.80             --                 --            --            36.72%
         Highest contract charge 0.60% Class A (l)     $ 103.19             --                 --            --            35.91%
         All contract charges                                --              9           $  1,254          0.36%              --
  2002   Lowest contract charge 0.00% Class A (h)      $ 111.76             --                 --            --           ( 1.73)%
         Highest contract charge 0.60% Class A (l)     $  75.92             --                 --            --           (22.22)%
         All contract charges                                --             --                 --          0.54%              --
EQ/Capital Guardian U.S. Equity (e)
-----------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 139.41             --                 --            --             9.96%
         Highest contract charge 0.90% Class B         $ 130.47             --                 --            --             8.97%
         All contract charges                                --            491           $ 65,933          1.09%              --
  2005   Lowest contract charge 0.00% Class B          $ 126.78             --                 --            --             5.96%
         Highest contract charge 0.90% Class B         $ 119.73             --                 --            --             5.01%
         All contract charges                                --            512           $ 62,611          0.58%              --
  2004   Lowest contract charge 0.00% Class B          $ 119.65             --                 --            --             9.33%
         Highest contract charge 0.90% Class B         $ 114.01             --                 --            --             8.34%
         All contract charges                                --            500           $ 58,176          0.51%              --
  2003   Lowest contract charge 0.00% Class B          $ 109.44             --                 --            --            36.39%
         Highest contract charge 0.90% Class B         $ 105.23             --                 --            --            35.16%
         All contract charges                                --            451           $ 48,198          0.36%              --
  2002   Lowest contract charge 0.00% Class B          $  80.24             --                 --            --           (23.67)%
         Highest contract charge 0.90% Class B         $  77.86             --                 --            --           (24.36)%
         All contract charges                                --            309           $ 24,342          0.54%              --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 113.26             --                 --            --             7.96%
         Highest contract charge 0.00% Class B (s)     $ 113.26             --                 --            --             7.96%
         All contract charges                                --              1           $    141         10.18%              --
  2005   Lowest contract charge 0.00% Class B (s)      $ 104.91             --                 --            --             4.91%
         Highest contract charge 0.00% Class B (s)     $ 104.91             --                 --            --             4.91%
         All contract charges                                --             --           $      7          1.86%              --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A          $ 361.77             --                 --            --            15.38%
         Highest contract charge 0.90% Class A         $ 325.53             --                 --            --            14.34%
         All contract charges                                --          1,865           $637,198          1.75%              --
  2005   Lowest contract charge 0.00% Class A          $ 313.55             --                 --            --             4.66%
         Highest contract charge 0.90% Class A         $ 284.70             --                 --            --             3.72%
         All contract charges                                --          2,049           $608,947          1.54%              --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2004   Lowest contract charge 0.00% Class A          $ 299.58              --                 --         --              10.51%
         Highest contract charge 0.90% Class A         $ 274.48              --                 --         --               9.51%
         All contract charges                                --           2,172           $619,922       1.66%                --
  2003   Lowest contract charge 0.00% Class A          $ 271.10              --                 --         --              28.14%
         Highest contract charge 0.90% Class A         $ 250.64              --                 --         --              26.99%
         All contract charges                                --           2,240           $581,816       1.55%                --
  2002   Lowest contract charge 0.00% Class A          $ 211.57              --                 --         --             (22.19)%
         Highest contract charge 0.90% Class A         $ 197.37              --                 --         --             (22.89)%
         All contract charges                                --           2,206           $448,827   %   1.17                 --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 110.89              --                 --         --              15.09%
         Highest contract charge 0.90% Class B         $ 122.77              --                 --         --              14.06%
         All contract charges                                --           1,078           $118,004       1.75%                --
  2005   Lowest contract charge 0.00% Class B          $  96.35              --                 --         --               4.40%
         Highest contract charge 0.90% Class B         $ 107.63              --                 --         --               3.47%
         All contract charges                                --           1,095           $104,727       1.54%                --
  2004   Lowest contract charge 0.00% Class B          $  92.28              --                 --         --              10.23%
         Highest contract charge 0.90% Class B         $ 104.03              --                 --         --               9.24%
         All contract charges                                --           1,115           $102,792       1.66%                --
  2003   Lowest contract charge 0.60% Class B          $  84.13              --                 --         --              27.05%
         Highest contract charge 0.90% Class B         $  95.23              --                 --         --              26.67%
         All contract charges                                --           1,053           $ 88,633       1.55%                --
  2002   Lowest contract charge 0.60% Class B          $  66.22              --                 --         --             (22.86)%
         Highest contract charge 0.90% Class B         $  75.18              --                 --         --             (23.09)%
         All contract charges                                --             869           $ 57,545       1.17%                --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class A (t)      $ 104.81              --                 --         --               4.81%
         Highest contract charge 0.00% Class A (t)     $ 104.81              --                 --         --               4.81%
         All contract charges                                --               2           $    209       0.59%                --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (t)      $ 101.15              --                 --         --               3.42%
         Highest contract charge 0.00% Class B (t)     $ 101.15              --                 --         --               3.42%
         All contract charges                                --               1           $     61         --                 --
  2005   Lowest contract charge 0.00% Class B (t)      $  97.81              --                 --         --             ( 2.19)%
         Highest contract charge 0.00% Class B (t)     $  97.81              --                 --         --             ( 2.19)%
         All contract charges                                --              --           $     12         --                 --
EQ/Evergreen Omega
------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 167.56              --                 --         --               6.13%
         Highest contract charge 0.00% Class A (h)     $ 167.56              --                 --         --               6.13%
         All contract charges                                --               1           $     82       2.06%                --
  2005   Lowest contract charge 0.00% Class A (h)      $ 157.88              --                 --         --               4.22%
         Highest contract charge 0.00% Class A (h)     $ 157.88              --                 --         --               4.22%
         All contract charges                                --               1           $    108       0.04%                --
  2004   Lowest contract charge 0.00% Class A (h)      $ 151.49              --                 --         --               7.31%
         Highest contract charge 0.00% Class A (h)     $ 151.49              --                 --         --               7.31%
         All contract charges                                --              --           $     15       0.31%                --
  2003   Lowest contract charge 0.00% Class A (h)      $ 141.17              --                 --         --              38.50%
         Highest contract charge 0.00% Class A (h)     $ 141.17              --                 --         --              38.50%
         All contract charges                                --              --                 --         --                 --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Evergreen Omega (Continued)
------------------------------
  2002   Lowest contract charge 0.00% Class A (h)      $ 101.93             --                  --            --          ( 5.46)%
         Highest contract charge 0.00% Class A (h)     $ 101.93             --                  --            --          ( 5.46)%
         All contract charges                                --             --                  --            --              --
EQ/Evergreen Omega
------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $  97.08             --                  --            --            5.87%
         Highest contract charge 0.90% Class B         $  90.85             --                  --            --            4.92%
         All contract charges                                --             93            $  8,539          2.06%             --
  2005   Lowest contract charge 0.00% Class B          $  91.70             --                  --            --            3.96%
         Highest contract charge 0.90% Class B         $  86.59             --                  --            --            3.03%
         All contract charges                                --            110            $  9,551          0.04%             --
  2004   Lowest contract charge 0.00% Class B          $  88.21             --                  --            --            7.04%
         Highest contract charge 0.90% Class B         $  84.05             --                  --            --            6.08%
         All contract charges                                --            117            $  9,923          0.31%             --
  2003   Lowest contract charge 0.00% Class B          $  82.41             --                  --            --           38.20%
         Highest contract charge 0.90% Class B         $  79.24             --                  --            --           36.97%
         All contract charges                                --             90            $  7,099            --              --
  2002   Lowest contract charge 0.00% Class B          $  59.63             --                  --            --          (24.01)%
         Highest contract charge 0.90% Class B         $  57.85             --                  --            --          (24.70)%
         All contract charges                                --             33            $  1,884            --              --
EQ/FI Mid Cap
-------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 216.67             --                  --            --           11.81%
         Highest contract charge 0.60% Class A (l)     $ 157.79             --                  --            --           11.14%
         All contract charges                                --             95            $ 19,943          3.32%             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 193.78             --                  --            --            6.63%
         Highest contract charge 0.60% Class A (l)     $ 141.98             --                  --            --            5.99%
         All contract charges                                --             71            $ 13,402          7.62%             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 181.73             --                  --            --           16.32%
         Highest contract charge 0.60% Class A (l)     $ 133.95             --                  --            --           15.62%
         All contract charges                                --             44            $  7,793          2.45%             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 156.23             --                  --            --           43.98%
         Highest contract charge 0.60% Class A (l)     $ 115.85             --                  --            --           43.11%
         All contract charges                                --             18            $  2,718            --              --
  2002   Lowest contract charge 0.00% Class A (h)      $ 108.51             --                  --            --          ( 0.62)%
         Highest contract charge 0.60% Class A (l)     $  80.95             --                  --            --          (18.25)%
         All contract charges                                --             --                  --          0.02%             --
EQ/FI Mid Cap
-------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 140.14             --                  --            --           11.52%
         Highest contract charge 0.90% Class B         $ 132.35             --                  --            --           10.52%
         All contract charges                                --            765            $103,634          3.32%             --
  2005   Lowest contract charge 0.00% Class B          $ 125.66             --                  --            --            6.37%
         Highest contract charge 0.90% Class B         $ 119.75             --                  --            --            5.41%
         All contract charges                                --            794            $ 96,918          7.62%             --
  2004   Lowest contract charge 0.00% Class B          $ 118.14             --                  --            --           16.03%
         Highest contract charge 0.90% Class B         $ 113.60             --                  --            --           14.98%
         All contract charges                                --            761            $ 87,965          2.45%             --
  2003   Lowest contract charge 0.00% Class B          $ 101.82             --                  --            --           43.61%
         Highest contract charge 0.90% Class B         $  98.80             --                  --            --           42.32%
         All contract charges                                --            667            $ 66,774            --              --
  2002   Lowest contract charge 0.00% Class B          $  70.90             --                  --            --          (18.47)%
         Highest contract charge 0.90% Class B         $  69.42             --                  --            --          (19.20)%
         All contract charges                                --            427            $ 29,884          0.02%             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------  -------------
EQ/FI Mid Cap Value
-------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 212.78              --                 --            --          12.76%
         Highest contract charge 0.60% Class A (l)     $ 156.38              --                 --            --          12.09%
         All contract charges                                --             118           $ 24,183          0.33%            --
  2005   Lowest contract charge 0.00% Class A (h)      $ 188.70              --                 --            --          11.60%
         Highest contract charge 0.60% Class A (l)     $ 139.52              --                 --            --          10.93%
         All contract charges                                --              90           $ 16,524          4.79%            --
  2004   Lowest contract charge 0.00% Class A (h)      $ 169.09              --                 --            --          18.14%
         Highest contract charge 0.60% Class A (l)     $ 125.77              --                 --            --          17.43%
         All contract charges                                --              50           $  8,171          2.56%            --
  2003   Lowest contract charge 0.00% Class A (h)      $ 143.12              --                 --            --          33.60%
         Highest contract charge 0.60% Class A (l)     $ 107.10              --                 --            --          32.80%
         All contract charges                                --              23           $  3,150          0.40%            --
  2002   Lowest contract charge 0.00% Class A (h)      $ 107.13              --                 --            --         ( 0.82)%
         Highest contract charge 0.60% Class A (l)     $  80.65              --                 --            --         (22.04)%
         All contract charges                                --               1           $    107          0.65%            --
EQ/FI Mid Cap Value
-------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 200.16              --                 --            --          12.48%
         Highest contract charge 0.90% Class B         $ 183.42              --                 --            --          11.47%
         All contract charges                                --           1,351           $256,266          0.33%            --
  2005   Lowest contract charge 0.00% Class B          $ 177.95              --                 --            --          11.32%
         Highest contract charge 0.90% Class B         $ 164.54              --                 --            --          10.32%
         All contract charges                                --           1,444           $244,882          4.79%            --
  2004   Lowest contract charge 0.00% Class B          $ 159.85              --                 --            --          17.85%
         Highest contract charge 0.90% Class B         $ 149.15              --                 --            --          16.79%
         All contract charges                                --           1,372           $210,017          2.56%            --
  2003   Lowest contract charge 0.00% Class B          $ 135.65              --                 --            --          33.26%
         Highest contract charge 0.90% Class B         $ 127.71              --                 --            --          32.06%
         All contract charges                                --           1,316           $171,897          0.40%            --
  2002   Lowest contract charge 0.00% Class B          $ 101.79              --                 --            --         (14.71)%
         Highest contract charge 0.90% Class B         $  96.70              --                 --            --         (15.47)%
         All contract charges                                --           1,201           $118,413          0.65%            --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 118.92              --                 --            --          12.21%
         Highest contract charge 0.00% Class B (s)     $ 118.92              --                 --            --          12.21%
         All contract charges                                --               1           $     96          9.35%            --
  2005   Lowest contract charge 0.00% Class B (s)      $ 105.99              --                 --            --           5.99%
         Highest contract charge 0.00% Class B (s)     $ 105.99              --                 --            --           5.99%
         All contract charges                                --              --           $      3          1.39%            --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class B (q)      $ 140.78              --                 --            --          18.83%
         Highest contract charge 0.00% Class B (q)     $ 140.78              --                 --            --          18.83%
         All contract charges                                --              30           $  4,235          1.68%            --
  2005   Lowest contract charge 0.00% Class B (q)      $ 118.47              --                 --            --           4.32%
         Highest contract charge 0.00% Class B (q)     $ 118.47              --                 --            --           4.32%
         All contract charges                                --              15           $  1,759          1.20%            --
  2004   Lowest contract charge 0.00% Class B (q)      $ 113.57              --                 --            --          13.62%
         Highest contract charge 0.00% Class B (q)     $ 113.57              --                 --            --          13.62%
         All contract charges                                --               1           $    138          0.43%            --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------  -------------
EQ/International Growth
-----------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 145.78             --                  --            --          25.64%
         Highest contract charge 0.00% Class B (s)     $ 145.78             --                  --            --          25.64%
         All contract charges                                --              1             $    79          1.24%            --
  2005   Lowest contract charge 0.00% Class B (s)      $ 116.03             --                  --            --          16.03%
         Highest contract charge 0.00% Class B (s)     $ 116.03             --                  --            --          16.03%
         All contract charges                                --             --                  --          0.30%            --
EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 160.87             --                  --            --           1.43%
         Highest contract charge 0.60% Class A (l)     $ 107.75             --                  --            --           0.82%
         All contract charges                                --              7             $   854            --             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 158.61             --                  --            --           7.55%
         Highest contract charge 0.60% Class A (l)     $ 106.87             --                  --            --           6.91%
         All contract charges                                --              4             $   495            --             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 147.47             --                  --            --          12.43%
         Highest contract charge 0.60% Class A (l)     $  99.96             --                  --            --          11.75%
         All contract charges                                --              1             $    81          0.25%            --
  2003   Lowest contract charge 0.00% Class A (h)      $ 131.17             --                  --            --          26.17%
         Highest contract charge 0.60% Class A (l)     $  89.45             --                  --            --          25.42%
         All contract charges                                --             --                  --            --             --
  2002   Lowest contract charge 0.00% Class A (h)      $ 103.96             --                  --            --         ( 5.93)%
         Highest contract charge 0.60% Class A (l)     $  44.64             --                  --            --         (24.00)%
         All contract charges                                --             --                  --            --             --
EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $  69.36             --                  --            --           1.19%
         Highest contract charge 0.90% Class B         $  65.50             --                  --            --           0.28%
         All contract charges                                --            394             $26,445            --             --
  2005   Lowest contract charge 0.00% Class B          $  68.55             --                  --            --           7.29%
         Highest contract charge 0.90% Class B         $  65.32             --                  --            --           6.32%
         All contract charges                                --            411             $27,379            --             --
  2004   Lowest contract charge 0.00% Class B          $  63.89             --                  --            --          12.15%
         Highest contract charge 0.90% Class B         $  61.44             --                  --            --          11.14%
         All contract charges                                --            383             $23,929          0.25%            --
  2003   Lowest contract charge 0.00% Class B          $  56.97             --                  --            --          25.85%
         Highest contract charge 0.90% Class B         $  55.28             --                  --            --          24.73%
         All contract charges                                --            383             $21,531            --             --
  2002   Lowest contract charge 0.00% Class B          $  45.27             --                  --            --         (30.31)%
         Highest contract charge 0.90% Class B         $  44.32             --                  --            --         (30.94)%
         All contract charges                                --            353             $15,788            --             --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 118.15             --                  --            --           4.31%
         Highest contract charge 0.60% Class A (l)     $ 122.90             --                  --            --           3.68%
         All contract charges                                --            144             $17,085          5.07%            --
  2005   Lowest contract charge 0.00% Class A (h)      $ 113.28             --                  --            --           2.47%
         Highest contract charge 0.60% Class A (l)     $ 118.54             --                  --            --           1.86%
         All contract charges                                --             99             $11,243          4.69%            --
  2004   Lowest contract charge 0.00% Class A (h)      $ 110.55             --                  --            --           4.36%
         Highest contract charge 0.60% Class A (l)     $ 116.38             --                  --            --           3.73%
         All contract charges                                --             50             $ 5,596          4.75%            --
  2003   Lowest contract charge 0.00% Class A (h)      $ 105.93             --                  --            --           3.60%
         Highest contract charge 0.60% Class A (l)     $ 112.19             --                  --            --           2.98%
         All contract charges                                --             19             $ 2,008          3.45%            --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------  -------------
EQ/JPMorgan Core Bond (Continued)
---------------------------------
  2002   Lowest contract charge 0.00% Class A (h)      $ 102.25             --                  --            --           2.18%
         Highest contract charge 0.60% Class A (l)     $ 108.95             --                  --            --           7.30%
         All contract charges                                --             --                  --          6.36%            --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 124.29             --                  --            --           4.06%
         Highest contract charge 0.90% Class B         $ 144.16             --                  --            --           3.13%
         All contract charges                                --            225             $32,545          5.07%            --
  2005   Lowest contract charge 0.00% Class B (r)      $ 119.44             --                  --            --           2.22%
         Highest contract charge 0.90% Class B         $ 139.79             --                  --            --           1.30%
         All contract charges                                --            162             $22,802          4.69%            --
  2004   Lowest contract charge 0.00% Class B (r)      $ 116.85             --                  --            --           4.10%
         Highest contract charge 0.90% Class B         $ 138.00             --                  --            --           3.16%
         All contract charges                                --             80             $11,132          4.75%            --
  2003   Lowest contract charge 0.60% Class B          $ 133.66             --                  --            --           2.75%
         Highest contract charge 0.90% Class B         $ 133.77             --                  --            --           2.44%
         All contract charges                                --             76             $10,330          3.45%            --
  2002   Lowest contract charge 0.60% Class B          $ 130.09             --                  --            --           8.92%
         Highest contract charge 0.90% Class B         $ 130.58             --                  --            --           8.59%
         All contract charges                                --             91             $11,964          6.36%            --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 193.71             --                  --            --          20.68%
         Highest contract charge 0.00% Class A (h)     $ 193.71             --                  --            --          20.68%
         All contract charges                                --              2             $   361          4.75%            --
  2005   Lowest contract charge 0.00% Class A (h)      $ 160.51             --                  --            --           4.18%
         Highest contract charge 0.00% Class A (h)     $ 160.51             --                  --            --           4.18%
         All contract charges                                --              1             $   214          1.55%            --
  2004   Lowest contract charge 0.00% Class A (h)      $ 154.06             --                  --            --          11.16%
         Highest contract charge 0.00% Class A (h)     $ 154.06             --                  --            --          11.16%
         All contract charges                                --             --             $    53          1.28%            --
  2003   Lowest contract charge 0.00% Class A (h)      $ 138.60             --                  --            --          27.13%
         Highest contract charge 0.00% Class A (h)     $ 138.60             --                  --            --          27.13%
         All contract charges                                --             --                  --          1.40%            --
  2002   Lowest contract charge 0.00% Class A (h)      $ 109.02             --                  --            --         ( 1.66)%
         Highest contract charge 0.00% Class A (h)     $ 109.02             --                  --            --         ( 1.66)%
         All contract charges                                --             --                  --          1.45%            --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 183.24             --                  --            --          20.38%
         Highest contract charge 0.90% Class B         $ 167.91             --                  --            --          19.30%
         All contract charges                                --            250             $42,875          4.75%            --
  2005   Lowest contract charge 0.00% Class B          $ 152.22             --                  --            --           3.92%
         Highest contract charge 0.90% Class B         $ 140.75             --                  --            --           2.99%
         All contract charges                                --            236             $33,648          1.55%            --
  2004   Lowest contract charge 0.00% Class B          $ 146.48             --                  --            --          10.88%
         Highest contract charge 0.90% Class B         $ 136.67             --                  --            --           9.88%
         All contract charges                                --            249             $34,012          1.28%            --
  2003   Lowest contract charge 0.00% Class B          $ 132.10             --                  --            --          26.81%
         Highest contract charge 0.90% Class B         $ 124.37             --                  --            --          25.67%
         All contract charges                                --            267             $33,648          1.40%            --
  2002   Lowest contract charge 0.00% Class B          $ 104.17             --                  --            --         (19.06)%
         Highest contract charge 0.90% Class B         $  98.97             --                  --            --         (19.78)%
         All contract charges                                --            266             $26,258          1.45%            --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (t)      $ 114.04             --                  --            --          6.83%
         Highest contract charge 0.00% Class B (t)     $ 114.04             --                  --            --          6.83%
         All contract charges                                --              3             $   286          0.05%           --
  2005   Lowest contract charge 0.00% Class B (t)      $ 106.74             --                  --            --          6.74%
         Highest contract charge 0.00% Class B (t)     $ 106.74             --                  --            --          6.74%
         All contract charges                                --             --             $    16            --            --
EQ/Long Term Bond
-----------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 102.73             --                  --            --          1.82%
         Highest contract charge 0.00% Class B (s)     $ 102.73             --                  --            --          1.82%
         All contract charges                                --              1             $    66          6.25%           --
  2005   Lowest contract charge 0.00% Class B (s)      $ 100.89             --                  --            --          0.89%
         Highest contract charge 0.00% Class B (s)     $ 100.89             --                  --            --          0.89%
         All contract charges                                --             --             $     7            --            --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 125.34             --                  --            --         17.21%
         Highest contract charge 0.00% Class B (s)     $ 125.34             --                  --            --         17.21%
         All contract charges                                --              1             $    79          1.43%           --
  2005   Lowest contract charge 0.00% Class B (s)      $ 106.94             --                  --            --          6.94%
         Highest contract charge 0.00% Class B (s)     $ 106.94             --                  --            --          6.94%
         All contract charges                                --             --             $     8          0.05%           --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 120.09             --                  --            --         12.69%
         Highest contract charge 0.00% Class B (s)     $ 120.09             --                  --            --         12.69%
         All contract charges                                --             --             $    23          1.70%           --
  2005   Lowest contract charge 0.00% Class B (s)      $ 106.57             --                  --            --          6.57%
         Highest contract charge 0.00% Class B (s)     $ 106.57             --                  --            --          6.57%
         All contract charges                                --             --             $     1            --            --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 126.46             --                  --            --         12.43%
         Highest contract charge 0.00% Class B (s)     $ 126.46             --                  --            --         12.43%
         All contract charges                                --              1             $   148          1.41%           --
  2005   Lowest contract charge 0.00% Class B (s)      $ 112.49             --                  --            --         12.49%
         Highest contract charge 0.00% Class B (s)     $ 112.49             --                  --            --         12.49%
         All contract charges                                --             --             $    21          0.39%           --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 171.56             --                  --            --          9.59%
         Highest contract charge 0.60% Class A (n)     $ 168.26             --                  --            --          8.94%
         All contract charges                                --            166             $28,114          0.79%           --
  2005   Lowest contract charge 0.00% Class A (h)      $ 156.54             --                  --            --         10.98%
         Highest contract charge 0.60% Class A (n)     $ 154.45             --                  --            --         10.31%
         All contract charges                                --            112             $17,408          0.02%           --
  2004   Lowest contract charge 0.00% Class A (h)      $ 141.05             --                  --            --         10.79%
         Highest contract charge 0.60% Class A (n)     $ 140.01             --                  --            --         10.12%
         All contract charges                                --             67             $ 9,512            --            --
  2003   Lowest contract charge 0.00% Class A (h)      $ 127.32             --                  --            --         31.43%
         Highest contract charge 0.60% Class A (n)     $ 127.14             --                  --            --         31.25%
         All contract charges                                --             28             $ 3,544            --            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Marsico Focus (Continued)
----------------------------
  2002   Lowest contract charge 0.00% Class A (h)      $  96.87              --                  --            --          ( 6.15)%
         Highest contract charge 0.00% Class A (h)     $  96.87              --                  --            --              --
         All contract charges                                --              --                  --          0.04%             --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 164.80              --                  --            --            9.32%
         Highest contract charge 0.90% Class B         $ 157.18              --                  --            --            8.34%
         All contract charges                                --             777            $124,514          0.79%             --
  2005   Lowest contract charge 0.00% Class B          $ 150.75              --                  --            --           10.70%
         Highest contract charge 0.90% Class B         $ 145.08              --                  --            --            9.71%
         All contract charges                                --             684            $100,695          0.02%             --
  2004   Lowest contract charge 0.00% Class B          $ 136.17              --                  --            --           10.51%
         Highest contract charge 0.90% Class B         $ 132.24              --                  --            --            9.52%
         All contract charges                                --             594            $ 79,394            --              --
  2003   Lowest contract charge 0.00% Class B          $ 123.22              --                  --            --           31.13%
         Highest contract charge 0.90% Class B         $ 120.75              --                  --            --           29.95%
         All contract charges                                --             540            $ 65,568            --              --
  2002   Lowest contract charge 0.00% Class B          $  93.97              --                  --            --          (11.56)%
         Highest contract charge 0.90% Class B         $  92.92              --                  --            --          (12.35)%
         All contract charges                                --             230            $ 21,469          0.04%             --
EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 206.90              --                  --            --           21.21%
         Highest contract charge 0.60% Class A (n)     $ 202.91              --                  --            --           20.49%
         All contract charges                                --              81            $ 16,311          2.90%             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 170.69              --                  --            --            3.21%
         Highest contract charge 0.60% Class A (n)     $ 168.41              --                  --            --            2.59%
         All contract charges                                --              67            $ 11,074          1.38%             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 165.39              --                  --            --           10.85%
         Highest contract charge 0.60% Class A (n)     $ 164.16              --                  --            --           10.18%
         All contract charges                                --              39            $  6,328          2.16%             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 149.21              --                  --            --           31.54%
         Highest contract charge 0.60% Class A (n)     $ 148.99              --                  --            --           31.35%
         All contract charges                                --              14            $  2,125          0.56%             --
  2002   Lowest contract charge 0.00% Class A (h)      $ 113.43              --                  --            --          ( 1.08)%
         Highest contract charge 0.00% Class A (h)     $ 113.43              --                  --            --              --
         All contract charges                                --              --                  --          1.20%             --
EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 275.76              --                  --            --           20.91%
         Highest contract charge 0.90% Class B         $ 252.70              --                  --            --           19.83%
         All contract charges                                --             768            $196,776          2.90%             --
  2005   Lowest contract charge 0.00% Class B          $ 228.07              --                  --            --            2.95%
         Highest contract charge 0.90% Class B         $ 210.89              --                  --            --            2.03%
         All contract charges                                --             827            $176,643          1.38%             --
  2004   Lowest contract charge 0.00% Class B          $ 221.53              --                  --            --           10.57%
         Highest contract charge 0.90% Class B         $ 206.70              --                  --            --            9.57%
         All contract charges                                --             884            $184,573          2.16%             --
  2003   Lowest contract charge 0.00% Class B          $ 200.36              --                  --            --           31.19%
         Highest contract charge 0.90% Class B         $ 188.64              --                  --            --           30.02%
         All contract charges                                --             845            $160,643          0.56%             --
  2002   Lowest contract charge 0.00% Class B          $ 152.72              --                  --            --          (16.66)%
         Highest contract charge 0.90% Class B         $ 145.09              --                  --            --          (17.41)%
         All contract charges                                --             775            $113,095          1.20%             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Mercury International Value (d)
----------------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 231.55              --                 --            --          25.98%
         Highest contract charge 0.60% Class A (l)     $ 174.58              --                 --            --          25.23%
         All contract charges                                --              94           $ 21,155          3.57%            --
  2005   Lowest contract charge 0.00% Class A (h)      $ 183.79              --                 --            --          11.12%
         Highest contract charge 0.60% Class A (l)     $ 139.41              --                 --            --          10.45%
         All contract charges                                --              69           $ 12,366          1.38%            --
  2004   Lowest contract charge 0.00% Class A (h)      $ 165.41              --                 --            --          21.95%
         Highest contract charge 0.60% Class A (l)     $ 126.22              --                 --            --          21.22%
         All contract charges                                --              34           $  5,468          2.16%            --
  2003   Lowest contract charge 0.00% Class A (h)      $ 135.63              --                 --            --          28.37%
         Highest contract charge 0.60% Class A (l)     $ 104.12              --                 --            --          27.60%
         All contract charges                                --              15           $  2,057          2.44%            --
  2002   Lowest contract charge 0.00% Class A (h)      $ 105.66              --                 --            --         ( 1.56)%
         Highest contract charge 0.60% Class A (l)     $  81.60              --                 --            --         (17.98)%
         All contract charges                                --              --                 --          1.34%            --
EQ/Mercury International Value (d)
----------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 171.47              --                 --            --          25.68%
         Highest contract charge 0.90% Class B         $ 176.08              --                 --            --          24.56%
         All contract charges                                --             978           $174,081          3.57%            --
  2005   Lowest contract charge 0.00% Class B          $ 136.43              --                 --            --          10.84%
         Highest contract charge 0.90% Class B         $ 141.37              --                 --            --           9.84%
         All contract charges                                --             957           $136,185          1.80%            --
  2004   Lowest contract charge 0.00% Class B          $ 123.09              --                 --            --          21.64%
         Highest contract charge 0.90% Class B         $ 128.70              --                 --            --          20.55%
         All contract charges                                --             846           $109,326          1.67%            --
  2003   Lowest contract charge 0.00% Class B          $ 101.19              --                 --            --          28.04%
         Highest contract charge 0.90% Class B         $ 106.76              --                 --            --          26.89%
         All contract charges                                --             780           $ 83,414          2.44%            --
  2002   Lowest contract charge 0.00% Class B          $  79.03              --                 --            --         (17.87)%
         Highest contract charge 0.90% Class B         $  84.14              --                 --            --         (17.39)%
         All contract charges                                --             714           $ 59,941          1.34%            --
EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 177.99              --                 --            --           8.04%
         Highest contract charge 0.60% Class A (l)     $ 116.78              --                 --            --           7.40%
         All contract charges                                --              27           $  4,679            --             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 164.74              --                 --            --           9.36%
         Highest contract charge 0.60% Class A (l)     $ 108.73              --                 --            --           8.71%
         All contract charges                                --              21           $  3,303            --             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 150.63              --                 --            --          12.90%
         Highest contract charge 0.60% Class A (l)     $ 100.02              --                 --            --          12.23%
         All contract charges                                --              13           $  1,988            --             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 133.42              --                 --            --          29.63%
         Highest contract charge 0.60% Class A (l)     $  89.12              --                 --            --          28.86%
         All contract charges                                --               6           $    785            --             --
  2002   Lowest contract charge 0.00% Class A (h)      $ 102.92              --                 --            --         ( 4.69)%
         Highest contract charge 0.60% Class A (l)     $  69.16              --                 --            --         (27.95)%
         All contract charges                                --              --                 --            --             --
EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 172.08              --                 --            --           7.78%
         Highest contract charge 0.90% Class B         $ 157.68              --                 --            --           6.81%
         All contract charges                                --           1,019           $161,821            --             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/MFS Emerging Growth Companies (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.00% Class B          $ 159.66              --                 --            --            9.03%
         Highest contract charge 0.90% Class B         $ 147.63              --                 --            --            8.05%
         All contract charges                                --           1,128           $167,214            --              --
  2004   Lowest contract charge 0.00% Class B          $ 146.44              --                 --            --           12.62%
         Highest contract charge 0.90% Class B         $ 136.63              --                 --            --           11.61%
         All contract charges                                --           1,240           $169,470            --              --
  2003   Lowest contract charge 0.00% Class B          $ 130.03              --                 --            --           29.30%
         Highest contract charge 0.90% Class B         $ 122.42              --                 --            --           28.15%
         All contract charges                                --           1,358           $165,227            --              --
  2002   Lowest contract charge 0.00% Class B          $ 100.56              --                 --            --          (34.32)%
         Highest contract charge 0.90% Class B         $  95.53              --                 --            --          (34.92)%
         All contract charges                                --           1,308           $127,324            --              --
EQ/MFS Investors Trust
----------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 171.93              --                 --            --           13.21%
         Highest contract charge 0.60% Class A (l)     $ 127.28              --                 --            --           12.53%
         All contract charges                                --              --           $     73          0.88%             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 151.87              --                 --            --            7.46%
         Highest contract charge 0.60% Class A (l)     $ 113.10              --                 --            --            6.82%
         All contract charges                                --               1           $     75          0.53%             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 141.33              --                 --            --           11.68%
         Highest contract charge 0.60% Class A (l)     $ 105.89              --                 --            --           11.01%
         All contract charges                                --              --           $      8          0.57%             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 126.55              --                 --            --           22.33%
         Highest contract charge 0.60% Class A (l)     $  95.39              --                 --            --           21.59%
         All contract charges                                --              --                 --          0.70%             --
  2002   Lowest contract charge 0.00% Class A (h)      $ 103.45              --                 --            --          ( 4.00)%
         Highest contract charge 0.60% Class A (l)     $  78.45              --                 --            --          ( 4.00)%
         All contract charges                                --              --                 --          0.73%             --
EQ/MFS Investors Trust
----------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 112.28              --                 --            --           12.94%
         Highest contract charge 0.90% Class B         $ 104.85              --                 --            --           11.93%
         All contract charges                                --             114           $ 12,320          0.88%             --
  2005   Lowest contract charge 0.00% Class B          $  99.41              --                 --            --            7.19%
         Highest contract charge 0.90% Class B         $  93.68              --                 --            --            6.23%
         All contract charges                                --             120           $ 11,578          0.53%             --
  2004   Lowest contract charge 0.00% Class B          $  92.74              --                 --            --           11.40%
         Highest contract charge 0.90% Class B         $  88.18              --                 --            --           10.40%
         All contract charges                                --             121           $ 10,876          0.57%             --
  2003   Lowest contract charge 0.00% Class B          $  83.25              --                 --            --           22.03%
         Highest contract charge 0.90% Class B         $  79.88              --                 --            --           20.93%
         All contract charges                                --             126           $ 10,256          0.70%             --
  2002   Lowest contract charge 0.00% Class B          $  68.22              --                 --            --          (21.01)%
         Highest contract charge 0.90% Class B         $  66.05              --                 --            --          (21.71)%
         All contract charges                                --              94           $  6,281          0.73%             --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A (r)      $ 159.51              --                 --            --            4.73%
         Highest contract charge 0.90% Class A         $ 151.77              --                 --            --            3.79%
         All contract charges                                --           1,534           $296,025          4.67%             --
  2005   Lowest contract charge 0.00% Class A (r)      $ 152.31              --                 --            --            2.88%
         Highest contract charge 0.90% Class A         $ 146.23              --                 --            --            1.96%
         All contract charges                                --           1,265           $242,248          2.82%             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Money Market (Continued)
--------------------------
  2004   Lowest contract charge 0.00% Class A (r)      $ 148.04              --                 --            --        1.03%
         Highest contract charge 0.90% Class A         $ 143.42              --                 --            --        0.12%
         All contract charges                                --           1,338           $249,556          0.94%         --
  2003   Lowest contract charge 0.00% Class A          $ 146.53              --                 --            --        0.82 %
         Highest contract charge 0.90% Class A         $ 143.25              --                 --            --       (0.08)%
         All contract charges                                --           1,619           $304,460          0.77%         --
  2002   Lowest contract charge 0.00% Class A          $ 145.34              --                 --            --        1.49%
         Highest contract charge 0.90% Class A         $ 143.37              --                 --            --        0.58%
         All contract charges                                --           1,949           $364,995          1.36%         --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (r)      $ 122.98              --                 --            --        4.48%
         Highest contract charge 0.90% Class B         $ 119.75              --                 --            --        3.55%
         All contract charges                                --             458           $ 56,595          4.67%         --
  2005   Lowest contract charge 0.00% Class B (r)      $ 117.70              --                 --            --        2.62%
         Highest contract charge 0.90% Class B         $ 115.65              --                 --            --        1.70%
         All contract charges                                --             484           $ 56,793          2.82%         --
  2004   Lowest contract charge 0.00% Class B (r)      $ 114.69              --                 --            --        0.30%
         Highest contract charge 0.90% Class B         $ 113.71              --                 --            --       (0.13)%
         All contract charges                                --             595           $ 69,122          0.94%         --
  2003   Lowest contract charge 0.60% Class B          $ 146.53              --                 --            --        0.82%
         Highest contract charge 0.90% Class B         $ 113.86              --                 --            --       (0.34)%
         All contract charges                                --             706           $ 81,841          0.77%         --
  2002   Lowest contract charge 0.60% Class B          $ 115.79              --                 --            --        0.63%
         Highest contract charge 0.90% Class B         $ 114.25              --                 --            --        0.32%
         All contract charges                                --             919           $106,411          1.36%         --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class B (q)      $ 119.44              --                 --            --        7.95%
         Highest contract charge 0.00% Class B (q)     $ 119.44              --                 --            --        7.95%
         All contract charges                                --               4           $    472          0.26%         --
  2005   Lowest contract charge 0.00% Class B (q)      $ 110.64              --                 --            --        5.40%
         Highest contract charge 0.00% Class B (q)     $ 110.64              --                 --            --        5.40%
         All contract charges                                --               2           $    179          0.46%         --
  2004   Lowest contract charge 0.00% Class B (q)      $ 104.97              --                 --            --        8.03%
         Highest contract charge 0.00% Class B (q)     $ 104.97              --                 --            --        8.03%
         All contract charges                                --              --           $      3          0.29%         --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 100.63              --                 --            --        0.39%
         Highest contract charge 0.00% Class B (s)     $ 100.63              --                 --            --        0.39%
         All contract charges                                --               3           $    312          7.36%         --
  2005   Lowest contract charge 0.00% Class B (s)      $ 100.24              --                 --            --        0.24%
         Highest contract charge 0.00% Class B (s)     $ 100.24              --                 --            --        0.24%
         All contract charges                                --              --           $     19          0.84%         --
EQ/Short Duration Bond
----------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 104.68              --                 --            --        3.96%
         Highest contract charge 0.00% Class B (s)     $ 104.68              --                 --            --        3.96%
         All contract charges                                --               1           $     62          6.98%         --
  2005   Lowest contract charge 0.00% Class B (s)      $ 100.69              --                 --            --        0.69%
         Highest contract charge 0.00% Class B (s)     $ 100.69              --                 --            --        0.69%
         All contract charges                                --              --           $      3            --          --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Small Cap Value
-------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 216.41             --                  --            --          16.40%
         Highest contract charge 0.60% Class A (h)     $ 212.25             --                  --            --          15.70%
         All contract charges                                --             67             $14,314          6.20%            --
  2005   Lowest contract charge 0.00% Class A (h)      $ 185.93             --                  --            --           4.95%
         Highest contract charge 0.60% Class A (h)     $ 183.45             --                  --            --           4.32%
         All contract charges                                --             49             $ 8,881          5.33%            --
  2004   Lowest contract charge 0.00% Class A (h)      $ 177.17             --                  --            --          17.40%
         Highest contract charge 0.60% Class A (h)     $ 175.86             --                  --            --          16.70%
         All contract charges                                --             28             $ 4,964          8.72%            --
  2003   Lowest contract charge 0.00% Class A (h)      $ 150.91             --                  --            --          37.74%
         Highest contract charge 0.60% Class A (h)     $ 150.69             --                  --            --          37.54%
         All contract charges                                --              9             $ 1,357          1.05%            --
  2002   Lowest contract charge 0.00% Class A (h)      $ 109.56             --                  --            --         ( 1.84)%
         Highest contract charge 0.00% Class A (h)     $ 109.56             --                  --            --             --
         All contract charges                                --             --                  --          0.76%            --
EQ/Small Cap Value
------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 229.95             --                  --            --          16.11%
         Highest contract charge 0.90% Class B         $ 214.66             --                  --            --          15.07%
         All contract charges                                --            160             $35,191          6.20%            --
  2005   Lowest contract charge 0.00% Class B (n)      $ 198.05             --                  --            --           3.91%
         Highest contract charge 0.90% Class B         $ 186.56             --                  --            --           3.75%
         All contract charges                                --            120             $23,048          5.33%            --
  2004   Lowest contract charge 0.00% Class B (n)      $ 190.60             --                  --            --          17.11%
         Highest contract charge 0.90% Class B         $ 179.82             --                  --            --          16.05%
         All contract charges                                --             66             $11,982          8.72%            --
  2003   Lowest contract charge 0.00% Class B (n)      $ 162.76             --                  --            --          37.38%
         Highest contract charge 0.90% Class B         $ 154.95             --                  --            --          36.15%
         All contract charges                                --             21             $ 3,288          1.05%            --
  2002   Lowest contract charge 0.60% Class B          $ 115.35             --                  --            --         (14.37)%
         Highest contract charge 0.90% Class B         $ 113.81             --                  --            --         (14.63)%
         All contract charges                                --             21             $ 2,395          0.76%            --
EQ/Small Company Growth
-----------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class B (q)      $ 136.14             --                  --            --          10.21%
         Highest contract charge 0.00% Class B         $ 136.14             --                  --            --          10.21%
         All contract charges                                --             19             $ 2,587          1.23%            --
  2005   Lowest contract charge 0.00% Class B (q)      $ 123.53             --                  --            --           7.49%
         Highest contract charge 0.00% Class B         $ 123.53             --                  --            --           7.49%
         All contract charges                                --              5             $   658          3.61%            --
  2004   Lowest contract charge 0.00% Class B (q)      $ 114.93             --                  --            --          14.19%
         Highest contract charge 0.00% Class B (q)     $ 114.93             --                  --            --          14.19%
         All contract charges                                --             --             $     4            --             --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.60%*
  2006   Lowest contract charge 0.00% Class A (n)      $ 237.06             --                  --            --          18.01%
         Highest contract charge 0.60% Class A (l)     $ 205.08             --                  --            --          17.30%
         All contract charges                                --            176             $36,575          1.59%            --
  2005   Lowest contract charge 0.00% Class A (n)      $ 200.89             --                  --            --           4.52%
         Highest contract charge 0.60% Class A (l)     $ 174.84             --                  --            --           3.89%
         All contract charges                                --            136             $24,510          1.43%            --
  2004   Lowest contract charge 0.00% Class A (n)      $ 192.20             --                  --            --          17.98%
         Highest contract charge 0.60% Class A (l)     $ 168.29             --                  --            --          17.28%
         All contract charges                                --            114             $19,205          3.06%            --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
---------------------------------
  2003   Lowest contract charge 0.00% Class A (n)      $ 162.91             --                  --            --          46.22%
         Highest contract charge 0.60% Class A (l)     $ 143.50             --                  --            --          36.87%
         All contract charges                                --             51             $ 7,341          1.07%            --
  2002   Lowest contract charge 0.60% Class A (n)      $ 111.41             --                  --            --         ( 0.43)
         Highest contract charge 0.60% Class A (l)     $  76.53             --                  --            --         (25.07)
         All contract charges                                --             --                  --          0.68%            --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B (q)      $ 174.25             --                  --            --          17.71%
         Highest contract charge 0.90% Class B         $ 178.45             --                  --            --          16.65%
         All contract charges                                --             61             $11,500          1.59%            --
  2005   Lowest contract charge 0.00% Class B (q)      $ 148.03             --                  --            --           4.25%
         Highest contract charge 0.90% Class B         $ 152.98             --                  --            --           3.32%
         All contract charges                                --             49             $ 7,521          1.43%            --
  2004   Lowest contract charge 0.00% Class B (r)      $ 141.99             --                  --            --          17.67%
         Highest contract charge 0.90% Class B         $ 148.06             --                  --            --          16.61%
         All contract charges                                --             42             $ 6,602          3.06%            --
  2003   Lowest contract charge 0.60% Class B          $ 129.07             --                  --            --          44.99%
         Highest contract charge 0.90% Class B         $ 126.96             --                  --            --          44.55%
         All contract charges                                --             24             $ 3,263          1.07%            --
  2002   Lowest contract charge 0.60% Class B          $  89.02             --                  --            --         (21.39)
         Highest contract charge 0.90% Class B         $  87.83             --                  --            --         (21.63)
         All contract charges                                --              6             $   533          0.68%            --
EQ/TCW Equity
-------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class B (q)      $ 111.34             --                  --            --         ( 4.01)
         Highest contract charge 0.00% Class B (q)     $ 111.34             --                  --            --         ( 4.01)
         All contract charges                                --              6             $   661            --             --
  2005   Lowest contract charge 0.00% Class B (q)      $ 116.00             --                  --            --           3.99%
         Highest contract charge 0.00% Class B (q)     $ 116.00             --                  --            --           3.99%
         All contract charges                                --              3             $   335            --             --
  2004   Lowest contract charge 0.00% Class B (q)      $ 111.55             --                  --            --          12.42%
         Highest contract charge 0.00% Class B (q)     $ 111.55             --                  --            --          12.42%
         All contract charges                                --             --             $     9            --             --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class B (q)      $ 136.33             --                  --            --          14.15%
         Highest contract charge 0.00% Class B (q)     $ 136.33             --                  --            --          14.15%
         All contract charges                                --              7             $   964          0.95%            --
  2005   Lowest contract charge 0.00% Class B (q)      $ 119.43             --                  --            --           9.00%
         Highest contract charge 0.00% Class B (q)     $ 119.43             --                  --            --           9.00%
         All contract charges                                --              5             $   545          1.23%            --
  2004   Lowest contract charge 0.00% Class B (q)      $ 109.56             --                  --            --          11.78%
         Highest contract charge 0.00% Class B (q)     $ 109.56             --                  --            --          11.78%
         All contract charges                                --             --             $     6          0.35%            --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 121.96             --                  --            --          15.90%
         Highest contract charge 0.00% Class B (s)     $ 121.96             --                  --            --          15.90%
         All contract charges                                --              1             $   104          3.50%            --
  2005   Lowest contract charge 0.00% Class B (s)      $ 105.23             --                  --            --           5.23%
         Highest contract charge 0.00% Class B (s)     $ 105.23             --                  --            --           5.23%
         All contract charges                                --             --             $17,122          0.76%            --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- -------------
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 394.74              --                 --            --          37.41%
         Highest contract charge 0.00% Class A (h)     $ 394.74              --                 --            --          37.41%
         All contract charges                                --              71           $ 26,199          0.44%            --
  2005   Lowest contract charge 0.00% Class A (h)      $ 287.26              --                 --            --          33.11%
         Highest contract charge 0.00% Class A (h)     $ 287.26              --                 --            --          33.11%
         All contract charges                                --              46           $ 12,583          0.61%            --
  2004   Lowest contract charge 0.00% Class A (h)      $ 215.81              --                 --            --          23.93%
         Highest contract charge 0.00% Class A (h)     $ 215.81              --                 --            --          23.93%
         All contract charges                                --              21           $  4,490          0.71%            --
  2003   Lowest contract charge 0.00% Class A (h)      $ 174.14              --                 --            --          56.30%
         Highest contract charge 0.00% Class A (h)     $ 174.14              --                 --            --          56.30%
         All contract charges                                --               5           $    912          0.86%            --
  2002   Lowest contract charge 0.00% Class A (h)      $ 111.41              --                 --            --           0.40%
         Highest contract charge 0.00% Class A (h)     $ 111.41              --                 --            --           0.40%
         All contract charges                                --              --                 --            --             --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class B          $ 214.07              --                 --            --          37.05%
         Highest contract charge 0.90% Class B         $ 196.70              --                 --            --          35.82%
         All contract charges                                --           1,220           $251,522          0.44%            --
  2005   Lowest contract charge 0.00% Class B          $ 156.20              --                 --            --          32.78%
         Highest contract charge 0.90% Class B         $ 144.82              --                 --            --          31.59%
         All contract charges                                --           1,141           $172,874          0.61%            --
  2004   Lowest contract charge 0.00% Class B          $ 117.64              --                 --            --          23.68%
         Highest contract charge 0.90% Class B         $ 110.06              --                 --            --          22.57%
         All contract charges                                --             879           $100,718          0.71%            --
  2003   Lowest contract charge 0.00% Class B          $  95.11              --                 --            --          55.92%
         Highest contract charge 0.90% Class B         $  89.79              --                 --            --          54.52%
         All contract charges                                --             756           $ 70,156          0.86%            --
  2002   Lowest contract charge 0.00% Class B          $  61.00              --                 --            --          (5.91)%
         Highest contract charge 0.90% Class B         $  58.11              --                 --            --          (6.76)%
         All contract charges                                --             684           $ 40,948            --             --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 136.41              --                 --            --           9.26%
         Highest contract charge 0.00% Class B (s)     $ 136.41              --                 --            --           9.26%
         All contract charges                                --               1           $     90          0.59%            --
  2005   Lowest contract charge 0.00% Class B (s)      $ 124.85              --                 --            --          24.85%
         Highest contract charge 0.00% Class B (s)     $ 124.85              --                 --            --          24.85%
         All contract charges                                --              --           $      7            --             --
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (s)      $ 146.10              --                 --            --          21.64%
         Highest contract charge 0.00% Class B (s)     $ 146.10              --                 --            --          21.64%
         All contract charges                                --               1           $    139          5.90%            --
  2005   Lowest contract charge 0.00% Class B (s)      $ 120.11              --                 --            --          20.11%
         Highest contract charge 0.00% Class B (s)     $ 120.11              --                 --            --          20.11%
         All contract charges                                --              --                 --          4.96%            --
Fidelity VIP Asset Manager: Growth
----------------------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 138.85              --                 --            --           6.72%
         Highest contract charge 0.00% Class B (n)     $ 138.85              --                 --            --           6.72%
         All contract charges                                --              21           $  2,924          1.86%            --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
Fidelity VIP Asset Manager: Growth (Continued)
----------------------------------------------
  2005   Lowest contract charge 0.00% Class B (n)      $ 130.10             --                  --            --          3.56%
         Highest contract charge 0.00% Class B (n)     $ 130.10             --                  --            --          3.56%
         All contract charges                                --             18             $ 2,324          1.82%           --
  2004   Lowest contract charge 0.00% Class B (n)      $ 125.62             --                  --            --          5.63%
         Highest contract charge 0.00% Class B (n)     $ 125.62             --                  --            --          5.63%
         All contract charges                                --             11             $ 1,376          1.89%           --
  2003   Lowest contract charge 0.00% Class B (n)      $ 118.93             --                  --            --         18.93%
         Highest contract charge 0.00% Class B (n)     $ 118.93             --                  --            --         18.93%
         All contract charges                                --             10             $ 1,163            --            --
Fidelity VIP Contrafund
-----------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 190.15             --                  --            --         11.43%
         Highest contract charge 0.00% Class B (n)     $ 190.15             --                  --            --         11.43%
         All contract charges                                --            194             $36,939          1.03%           --
  2005   Lowest contract charge 0.00% Class B (n)      $ 170.65             --                  --            --         16.65%
         Highest contract charge 0.00% Class B (n)     $ 170.65             --                  --            --         16.65%
         All contract charges                                --            173             $29,536          0.08%           --
  2004   Lowest contract charge 0.00% Class B (n)      $ 146.29             --                  --            --         15.16%
         Highest contract charge 0.00% Class B (n)     $ 146.29             --                  --            --         15.16%
         All contract charges                                --             59             $ 8,579          0.12%           --
  2003   Lowest contract charge 0.00% Class B (n)      $ 127.04             --                  --            --         27.04%
         Highest contract charge 0.00% Class B (n)     $ 127.04             --                  --            --         27.04%
         All contract charges                                --             23             $ 2,906            --            --
Fidelity VIP Equity-Income
--------------------------
         Unit Value 0.00%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 183.10             --                  --            --         19.93%
         Highest contract charge 0.00% Class B (n)     $ 183.10             --                  --            --         19.93%
         All contract charges                                --             55             $10,114          5.07%           --
  2005   Lowest contract charge 0.00% Class B (n)      $ 152.67             --                  --            --          5.57%
         Highest contract charge 0.00% Class B (n)     $ 152.67             --                  --            --          5.57%
         All contract charges                                --             39             $ 5,955          1.98%           --
  2004   Lowest contract charge 0.00% Class B (n)      $ 144.62             --                  --            --         11.23%
         Highest contract charge 0.00% Class B (n)     $ 144.62             --                  --            --         11.23%
         All contract charges                                --             34             $ 4,942          1.10%           --
  2003   Lowest contract charge 0.00% Class B (n)      $ 130.01             --                  --            --         30.01%
         Highest contract charge 0.00% Class B (n)     $ 130.01             --                  --            --         30.01%
         All contract charges                                --             20             $ 2,550            --            --
Fidelity VIP Growth & Income
----------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 150.29             --                  --            --         12.86%
         Highest contract charge 0.00% Class B (n)     $ 150.29             --                  --            --         12.86%
         All contract charges                                --             23             $ 3,488          1.12%           --
  2005   Lowest contract charge 0.00% Class B (n)      $ 133.17             --                  --            --          7.40%
         Highest contract charge 0.00% Class B (n)     $ 133.17             --                  --            --          7.40%
         All contract charges                                --             21             $ 2,761          1.21%           --
  2004   Lowest contract charge 0.00% Class B (n)      $ 123.99             --                  --            --          5.52%
         Highest contract charge 0.00% Class B (n)     $ 123.99             --                  --            --          5.52%
         All contract charges                                --             17             $ 2,064          0.67%           --
  2003   Lowest contract charge 0.00% Class B (n)      $ 117.50             --                  --            --         17.50%
         Highest contract charge 0.00% Class B (n)     $ 117.50             --                  --            --         17.50%
         All contract charges                                --             14             $ 1,689            --            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
Fidelity VIP High Income
------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 142.03             --                  --            --         11.02%
         Highest contract charge 0.00% Class B (n)     $ 142.03             --                  --            --         11.02%
         All contract charges                                --             61             $ 8,621         10.89%           --
  2005   Lowest contract charge 0.00% Class B (n)      $ 127.93             --                  --            --          2.31%
         Highest contract charge 0.00% Class B (n)     $ 127.93             --                  --            --          2.31%
         All contract charges                                --             25             $ 3,225         14.56%           --
  2004   Lowest contract charge 0.00% Class B (n)      $ 125.04             --                  --            --          9.38%
         Highest contract charge 0.00% Class B (n)     $ 125.04             --                  --            --          9.38%
         All contract charges                                --             24             $ 2,950          7.19%           --
  2003   Lowest contract charge 0.00% Class B (n)      $ 114.31             --                  --            --         14.31%
         Highest contract charge 0.00% Class B (n)     $ 114.31             --                  --            --         14.31%
         All contract charges                                --             22             $ 2,470            --            --
Fidelity VIP Investment Grade Bond
----------------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 113.24             --                  --            --          4.14%
         Highest contract charge 0.00% Class B (n)     $ 113.24             --                  --            --          4.14%
         All contract charges                                --             74             $ 8,360          4.58%           --
  2005   Lowest contract charge 0.00% Class B (n)      $ 108.74             --                  --            --          1.89%
         Highest contract charge 0.00% Class B (n)     $ 108.74             --                  --            --          1.89%
         All contract charges                                --             56             $ 6,087          3.51%           --
  2004   Lowest contract charge 0.00% Class B (n)      $ 106.72             --                  --            --          4.19%
         Highest contract charge 0.00% Class B (n)     $ 106.72             --                  --            --          4.19%
         All contract charges                                --             60             $ 6,408          4.19%           --
  2003   Lowest contract charge 0.00% Class B (n)      $ 102.43             --                  --            --          2.43%
         Highest contract charge 0.00% Class B (n)     $ 102.43             --                  --            --          2.43%
         All contract charges                                --             36             $ 3,681            --            --
Fidelity VIP Mid Cap
--------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 238.06             --                  --            --         12.40%
         Highest contract charge 0.00% Class B (n)     $ 238.06             --                  --            --         12.40%
         All contract charges                                --            138             $32,948          1.13%           --
  2005   Lowest contract charge 0.00% Class B (n)      $ 211.79             --                  --            --         18.02%
         Highest contract charge 0.00% Class B (n)     $ 211.79             --                  --            --         18.02%
         All contract charges                                --            125             $26,506            --            --
  2004   Lowest contract charge 0.00% Class B (n)      $ 179.46             --                  --            --         24.66%
         Highest contract charge 0.00% Class B (n)     $ 179.46             --                  --            --         24.66%
         All contract charges                                --             61             $11,035            --            --
  2003   Lowest contract charge 0.00% Class B (n)      $ 143.96             --                  --            --         17.50%
         Highest contract charge 0.00% Class B (n)     $ 143.96             --                  --            --         17.50%
         All contract charges                                --             12             $ 1,693            --            --
Fidelity VIP Value
------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 171.80             --                  --            --         14.41%
         Highest contract charge 0.00% Class B (n)     $ 171.80             --                  --            --         14.41%
         All contract charges                                --             25             $ 4,323          0.88%           --
  2005   Lowest contract charge 0.00% Class B (n)      $ 150.16             --                  --            --          5.84%
         Highest contract charge 0.00% Class B (n)     $ 150.16             --                  --            --          5.84%
         All contract charges                                --             20             $ 3,017          0.42%           --
  2004   Lowest contract charge 0.00% Class B (n)      $ 141.88             --                  --            --         10.93%
         Highest contract charge 0.00% Class B (n)     $ 141.88             --                  --            --         10.93%
         All contract charges                                --             10             $ 1,468          1.17%           --
  2003   Lowest contract charge 0.00% Class B (n)      $ 127.90             --                  --            --         27.90%
         Highest contract charge 0.00% Class B (n)     $ 127.90             --                  --            --         27.90%
         All contract charges                                --              7             $   858          0.30%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
Fidelity VIP Value Strategies
-----------------------------
         Unit Value 0.00% to 0.00%*
  2006   Lowest contract charge 0.00% Class B (n)      $ 208.66             --                  --            --          16.01%
         Highest contract charge 0.00% Class B (n)     $ 208.66             --                  --            --          16.01%
         All contract charges                                --             20             $ 4,109          2.31%            --
  2005   Lowest contract charge 0.00% Class B (n)      $ 179.87             --                  --            --           2.43%
         Highest contract charge 0.00% Class B (n)     $ 179.87             --                  --            --           2.43%
         All contract charges                                --             18             $ 3,269          0.09%            --
  2004   Lowest contract charge 0.00% Class B (n)      $ 175.60             --                  --            --          13.84%
         Highest contract charge 0.00% Class B (n)     $ 175.60             --                  --            --          13.84%
         All contract charges                                --             16             $ 2,847          0.10%            --
  2003   Lowest contract charge 0.00% Class B (n)      $ 154.26             --                  --            --          54.26%
         Highest contract charge 0.00% Class B (n)     $ 154.26             --                  --            --          54.26%
         All contract charges                                --             17             $ 2,549          0.47%            --
MFS Mid Cap Growth
------------------
         Unit Value 0.60% to 0.60%*
  2006   Lowest contract charge 0.60% Class A (g)      $ 126.88             --                  --            --           1.93%
         Highest contract charge 0.60% Class A (g)     $ 126.88             --                  --            --           1.93%
         All contract charges                                --              2             $   312            --             --
  2005   Lowest contract charge 0.60% Class A (g)      $ 124.48             --                  --            --           2.49%
         Highest contract charge 0.60% Class A (g)     $ 124.48             --                  --            --           2.49%
         All contract charges                                --              2             $   269            --             --
  2004   Lowest contract charge 0.60% Class A (g)      $ 121.45             --                  --            --          13.88%
         Highest contract charge 0.60% Class A (g)     $ 121.45             --                  --            --          13.88%
         All contract charges                                --              1             $   167            --             --
  2003   Lowest contract charge 0.60% Class A (g)      $ 106.65             --                  --            --             --
         Highest contract charge 0.60% Class A (g)     $ 106.65             --                  --            --             --
         All contract charges                                --              1             $   120            --             --
  2002   Lowest contract charge 0.60% Class A (g)      $  78.30             --                  --            --           6.10%
         Highest contract charge 0.60% Class A (g)     $  78.30             --                  --            --           6.10%
         All contract charges                                --             --                  --            --             --
OpCap Renaissance
-----------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 233.31             --                  --            --          11.12%
         Highest contract charge 0.90% Class A (n)     $ 193.37             --                  --            --          10.12%
         All contract charges                                --             97             $20,164          0.23%            --
  2005   Lowest contract charge 0.00% Class A (h)      $ 209.97             --                  --            --          (4.53)%
         Highest contract charge 0.90% Class A (n)     $ 175.60             --                  --            --          (5.39)%
         All contract charges                                --            113             $21,314            --             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 219.93             --                  --            --          16.68%
         Highest contract charge 0.90% Class A (n)     $ 185.59             --                  --            --          15.63%
         All contract charges                                --            135             $26,705            --             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 188.48             --                  --            --          57.42%
         Highest contract charge 0.90% Class A (n)     $ 160.50             --                  --            --          60.50%
         All contract charges                                --             65             $11,141          0.05%            --
  2002   Lowest contract charge 0.00% Class A (h)      $ 119.73             --                  --            --           2.83%
         Highest contract charge 0.90% Class A (n)     $  87.10             --                  --          1.01%          4.66%
         All contract charges                                --             --                  --            --             --
PIMCO Total Return
------------------
         Unit Value 0.60%
  2006   Lowest contract charge 0.60% Class A (g)      $ 119.71             --                  --            --           3.10%
         Highest contract charge 0.60% Class A (g)     $ 119.71             --                  --            --           3.10%
         All contract charges                                --              5             $   570          4.88%            --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values (Continued)

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Unit             Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
PIMCO Total Return (Continued)
-----------------------------
  2005   Lowest contract charge 0.60% Class A (g)      $ 116.12             --                  --            --            1.11%
         Highest contract charge 0.60% Class A (g)     $ 116.12             --                  --            --            1.11%
         All contract charges                                --              5            $    533          5.28%             --
  2004   Lowest contract charge 0.60% Class A (g)      $ 114.84             --                  --            --            4.25%
         Highest contract charge 0.60% Class A (g)     $ 114.84             --                  --            --            4.25%
         All contract charges                                --              2            $    197          3.19%             --
  2003   Lowest contract charge 0.60% Class A (g)      $ 110.16             --                  --            --            2.34%
         Highest contract charge 0.60% Class A (g)     $ 110.16             --                  --            --            2.34%
         All contract charges                                --              1            $    161          3.31%             --
  2002   Lowest contract charge 0.60% Class A (g)      $ 107.65             --                  --            --            6.57%
         Highest contract charge 0.60% Class A (g)     $ 107.65             --                  --            --            6.57%
         All contract charges                                --             --                  --          6.80%             --
U.S. Real Estate -- Class A
---------------------------
         Unit Value 0.00% to 0.90%*
  2006   Lowest contract charge 0.00% Class A (h)      $ 318.51             --                  --            --           38.04%
         Highest contract charge 0.90% Class A (n)     $ 276.56             --                  --            --           36.81%
         All contract charges                                --            416            $122,162          1.23%             --
  2005   Lowest contract charge 0.00% Class A (h)      $ 230.73             --                  --            --           17.05%
         Highest contract charge 0.90% Class A (n)     $ 202.15             --                  --            --           16.00%
         All contract charges                                --            358            $ 77,480          1.39%             --
  2004   Lowest contract charge 0.00% Class A (h)      $ 197.12             --                  --            --           36.39%
         Highest contract charge 0.90% Class A (n)     $ 174.27             --                  --            --           35.17%
         All contract charges                                --            271            $ 50,742          1.02%             --
  2003   Lowest contract charge 0.00% Class A (h)      $ 144.52             --                  --            --           37.51%
         Highest contract charge 0.90% Class A (n)     $ 128.93             --                  --            --           28.93%
         All contract charges                                --             91            $ 12,747            --              --
  2002   Lowest contract charge 0.00% Class A (h)      $ 105.10             --                  --            --            2.84%
         Highest contract charge 0.00% Class A (h)     $ 105.10             --                  --            --            2.84%
         All contract charges                                --             12            $  1,261          5.25%             --
U.S. Real Estate -- Class B
---------------------------
         Unit Value 0.00%
  2006   Contract charge 0.00% Class B                 $ 234.39              4            $    839          1.23%          37.66%
  2005   Contract charge 0.00% Class B                 $ 170.26             --            $     71          1.39%          17.05%
Vanguard VIF Equity Index
-------------------------
         Unit Value 0.60%*
  2006   Lowest contract charge 0.60% Class A (l)      $ 129.48             --                  --            --           14.26%
         Highest contract charge 0.60% Class A (l)     $ 129.48             --                  --            --           14.26%
         All contract charges                                --             33            $  4,257          1.59%             --
  2005   Lowest contract charge 0.60% Class A (l)      $ 113.32             --                  --            --            4.17%
         Highest contract charge 0.60% Class A (l)     $ 113.32             --                  --            --            4.17%
         All contract charges                                --             28            $  3,166          1.57%             --
  2004   Lowest contract charge 0.60% Class A (l)      $ 108.79             --                  --            --           10.14%
         Highest contract charge 0.60% Class A (l)     $ 108.79             --                  --            --           10.14%
         All contract charges                                --             19            $  2,113          1.00%             --
  2003   Lowest contract charge 0.60% Class A (l)      $  98.77             --                  --            --           27.70%
         Highest contract charge 0.60% Class A (l)     $  98.77             --                  --            --              --
         All contract charges                                --              9            $    929          0.69%             --
  2002   Lowest contract charge 0.60% Class A (l)      $  77.35             --                  --            --          (19.51)%
         Highest contract charge 0.60% Class A (l)     $  77.35             --                  --            --          (19.51)%
         All contract charges                                --              1            $     77            --              --


----------
(a)   Units were made available for sale on April 26, 2002.
(b)   Units were made available for sale on May 13, 2002.
(c)   Units were made available for sale March 31, 2002.
(d) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2006

7. Accumulation Unit Values (Concluded)

(e) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(f) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(g)   Units were made available for sale on August 5, 2002.
(h)   Units were made available for sale on November 5, 2002.
(i) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(j) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(l)   Units were made available for sale on April 15, 2002.
(m) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003.
(n)   Units were made available for sale on May 2, 2003.
(o)   Units were made available for sale on October 13, 2003.
(p) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).
(q)   Units were made available for sale on October 25, 2004.
(r)   Units were made available for sale on September 7, 2004.
(s)   Units were made available on May 9, 2005.
(t)   Units were made available October 17, 2005.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.85%, 0.90%, 1.80% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests. The investment income ratios previously disclosed for 2005, 2004 and 2003 incorrectly included capital gains distributions as a component of net investment income. The ratios disclosed above have been revised to exclude such distributions.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005, and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and Separate Accounts on January 1, 2004.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 15, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.

We have audited the accompanying consolidated statement of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statement of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                                                                                    2006                 2005
                                                                              ---------------       --------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,031.1         $   30,034.8
  Mortgage loans on real estate.............................................        3,240.7              3,233.9
  Equity real estate, held for the production of income.....................          569.6                616.2
  Policy loans..............................................................        3,898.1              3,824.2
  Other equity investments..................................................        1,562.1              1,208.5
  Trading securities........................................................          465.1                314.3
  Other invested assets.....................................................          891.6                890.2
                                                                              ---------------       --------------
    Total investments.......................................................       39,658.3             40,122.1
Cash and cash equivalents...................................................        1,268.0              1,112.1
Cash and securities segregated, at estimated fair value.....................        1,864.0              1,720.8
Broker-dealer related receivables...........................................        3,481.0              2,929.1
Deferred policy acquisition costs...........................................        8,316.5              7,557.3
Goodwill and other intangible assets, net...................................        3,738.6              3,758.8
Amounts due from reinsurers.................................................        2,689.3              2,604.4
Loans to affiliates.........................................................          400.0                400.0
Other assets................................................................        3,068.8              3,787.6
Separate Accounts' assets...................................................       84,801.6             69,997.0
                                                                              ---------------       --------------

TOTAL ASSETS................................................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============
LIABILITIES
Policyholders' account balances.............................................  $    26,439.0         $   27,194.0
Future policy benefits and other policyholders liabilities..................       14,085.4             13,997.8
Broker-dealer related payables..............................................          950.3              1,226.9
Customers related payables..................................................        3,980.7              2,924.3
Amounts due to reinsurers...................................................        1,070.8              1,028.3
Short-term and long-term debt...............................................          783.0                855.4
Loans from affiliates.......................................................          325.0                325.0
Income taxes payable........................................................        2,974.2              2,895.6
Other liabilities...........................................................        1,815.8              1,735.0
Separate Accounts' liabilities..............................................       84,801.6             69,997.0
Minority interest in equity of consolidated subsidiaries....................        2,289.9              2,096.4
Minority interest subject to redemption rights..............................          288.0                271.6
                                                                              ---------------       --------------
    Total liabilities.......................................................      139,803.7            124,547.3
                                                                              ---------------       --------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        5,139.6              4,976.3
Retained earnings...........................................................        4,507.6              4,030.8
Accumulated other comprehensive (loss) income...............................         (167.3)               432.3
                                                                              ---------------       --------------
    Total shareholder's equity..............................................        9,482.4              9,441.9
                                                                              ---------------       --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                     2006             2005             2004
                                                                ---------------  ---------------  ---------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $    2,252.7     $     1,889.3    $     1,595.4
Premiums......................................................         817.8             881.7            879.6
Net investment income.........................................       2,397.0           2,491.8          2,500.8
Investment gains, net.........................................          46.9              55.4             65.0
Commissions, fees and other income............................       4,373.0           3,626.2          3,384.1
                                                                ---------------  ---------------  ---------------
      Total revenues..........................................       9,887.4           8,944.4          8,424.9
                                                                ---------------  ---------------  ---------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................       1,960.5           1,859.8          1,867.1
Interest credited to policyholders' account balances..........       1,082.5           1,065.5          1,038.1
Compensation and benefits.....................................       2,090.4           1,802.9          1,604.9
Commissions...................................................       1,394.4           1,128.7          1,017.3
Distribution plan payments....................................         292.9             292.0            374.2
Amortization of deferred sales commissions....................         100.4             132.0            177.4
Interest expense..............................................          70.4              76.3             76.8
Amortization of deferred policy acquisition costs.............         689.3             601.3            472.9
Capitalization of deferred policy acquisition costs...........      (1,363.4)         (1,199.4)        (1,015.9)
Rent expense..................................................         204.1             165.2            185.0
Amortization of other intangible assets.......................          23.6              23.5             22.9
Other operating costs and expenses............................       1,262.6             952.4            928.4
                                                                ---------------  ---------------  ---------------
      Total benefits and other deductions.....................       7,807.7           6,900.2          6,749.1
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations before
  income taxes and minority interest..........................       2,079.7           2,044.2          1,675.8
Income taxes..................................................        (427.3)           (519.2)          (396.9)
Minority interest in net income of consolidated subsidiaries..        (599.9)           (466.9)          (384.0)
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations...........................       1,052.5           1,058.1            894.9
Earnings from discontinued operations, net of income taxes....          26.2              15.7              6.8
(Losses) gains on disposal of discontinued operations,
   net of income taxes........................................          (1.9)              -               31.1
Cumulative effect of accounting changes, net of
   income taxes...............................................           -                 -               (2.9)
                                                                ---------------  ---------------  ---------------
Net Earnings..................................................  $    1,076.8     $     1,073.8    $       929.9
                                                                ===============  ===============  ===============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                         2006             2005             2004
                                                                    ---------------   --------------   --------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5     $        2.5     $        2.5
                                                                    ---------------   --------------   --------------

Capital in excess of par value, beginning of year.................        4,976.3          4,890.9          4,848.2
Changes in capital in excess of par value.........................          163.3             85.4             42.7
                                                                    ---------------   --------------   --------------
Capital in excess of par value, end of year.......................        5,139.6          4,976.3          4,890.9
                                                                    ---------------   --------------   --------------

Retained earnings, beginning of year..............................        4,030.8          3,457.0          3,027.1
Net earnings......................................................        1,076.8          1,073.8            929.9
Dividends on common stock.........................................         (600.0)          (500.0)          (500.0)
                                                                    ---------------   --------------   --------------
Retained earnings, end of year....................................        4,507.6          4,030.8          3,457.0
                                                                    ---------------   --------------   --------------

Accumulated other comprehensive income, beginning of year.........          432.3            874.1            892.8
Other comprehensive loss .........................................         (150.1)          (441.8)           (18.7)
Adjustment to initially apply SFAS No.158, net of income taxes ...         (449.5)             -                -
                                                                    ---------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year........         (167.3)           432.3            874.1
                                                                    ---------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $     9,482.4     $    9,441.9     $    9,224.5
                                                                    ===============   ==============   ==============

COMPREHENSIVE INCOME
Net earnings......................................................  $     1,076.8     $    1,073.8     $      929.9
                                                                    ---------------   --------------   --------------
Change in unrealized losses, net of reclassification
   adjustments....................................................         (150.1)          (441.8)           (31.1)
Cumulative effect of accounting changes...........................            -                -               12.4
                                                                    ---------------   --------------   --------------
Other comprehensive loss..........................................         (150.1)          (441.8)           (18.7)
                                                                    ---------------   --------------   --------------
COMPREHENSIVE INCOME..............................................  $       926.7     $      632.0     $      911.2
                                                                    ===============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006              2005             2004
                                                                 ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)

Net earnings..................................................   $     1,076.8     $    1,073.8     $       929.9
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........         1,082.5          1,065.5           1,038.1
  Universal life and investment-type product
    policy fee income.........................................        (2,252.7)        (1,889.3)         (1,595.4)
  Net change in broker-dealer and customer related
    receivables/payables......................................           117.2           (347.4)            379.6
  Investment gains, net.......................................           (46.9)           (55.4)            (65.0)
  Change in deferred policy acquisition costs.................          (674.1)          (598.1)           (543.0)
  Change in future policy benefits............................            52.7             64.4             129.3
  Change in income tax payable................................           425.9            340.5             349.6
  Change in accounts payable and accrued expenses.............            85.5             23.7             (27.4)
  Change in segregated cash and securities, net...............          (143.2)          (231.8)           (203.2)
  Minority interest in net income of consolidated subsidiaries           599.9            466.9             384.1
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            14.8            (42.6)            (61.0)
  Amortization of deferred sales commissions..................           100.4            132.0             177.4
  Other depreciation and amortization.........................           144.9            149.6             210.3
  Amortization of other intangible assets, net................            23.6             23.6              22.9
  Losses (gains) on disposal of discontinued operations ......             1.9              -               (31.1)
  Other, net..................................................           363.5           (134.6)             14.3
                                                                 ---------------   ---------------  ---------------

Net cash provided by (used in) operating activities...........           972.7             40.8           1,109.4
                                                                 ---------------   ---------------  ---------------

Cash flows from investing activities:
  Maturities and repayments...................................         2,962.2          2,926.2           3,341.9
  Sales of investments........................................         1,536.9          2,432.9           2,983.6
  Purchases of investments....................................        (4,262.3)        (5,869.1)         (7,052.5)
  Change in short-term investments............................            65.6             13.8             (18.4)
  Purchase of minority interest in consolidated subsidiary ...             -                -              (410.7)
  Increased in capitalized software, leasehold improvements
     and EDP equipment .......................................          (146.1)          (101.2)            (69.3)
  Other, net..................................................          (390.4)          (116.3)            173.2
                                                                 ---------------   ---------------  ---------------

Net cash used in investing activities.........................          (234.1)          (713.7)         (1,052.2)
                                                                 ---------------   ---------------  ---------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006               2005               2004
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,865.2       $     3,816.8      $     4,029.4
    Withdrawals from and transfers to Separate Accounts.......       (3,569.1)           (2,779.1)          (2,716.0)
  Net change in short-term financings.........................          327.7                 -                  -
  Repayments of long-term debt ...............................         (400.0)             (400.0)               -
  Proceeds in loans from affiliates...........................            -                 325.0                -
  Shareholder dividends paid..................................         (600.0)             (500.0)            (500.0)
  Other, net..................................................         (206.5)             (417.3)            (130.1)
                                                                -----------------  -----------------  -----------------

Net cash (used in) provided by financing activities...........         (582.7)               45.4              683.3
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          155.9              (627.5)             740.5
Cash and cash equivalents, beginning of year..................        1,112.1             1,739.6              999.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,268.0       $     1,112.1      $     1,739.6
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       59.9       $        74.5      $        86.2
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (40.8)      $       146.5      $       154.4
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment (formerly the Investment Services segment) is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investments, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy, trading and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. Since 2002, the Company acquired 18.9 million units in AllianceBernstein L.P. ("AllianceBernstein Units") at the aggregate market price of $660.4 million from SCB Inc and SCB Partners under a preexisting agreement and recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. Minority interest subject to redemption rights represents the remaining 16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. At December 31, 2006 and 2005, the Company's consolidated economic interest in AllianceBernstein was 45.6% and 46.3%, respectively. At December 31, 2006 and 2005,
        AXA Financial Group's consolidated economic interest in AllianceBernstein was approximately 60.3% and 61.1%, respectively. On

        February 23, 2007, AXA Financial purchased another tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AllianceBernstein put at a purchase price of approximately $745.7 million. After the purchase, together with its ownership with other AXA Financial Group companies, the beneficial ownership in AllianceBernstein L.P. increased by approximately 3% to 63.3%. The remaining 8.16 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price no sooner than nine months after the February 23, 2007 purchase or over the following period ending October 2, 2009.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2006," "2005" and "2004" refer to the years ended December 31, 2006, 2005 and 2004, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation. The consolidated statements of cash flows for 2005 and 2004 have been revised to reflect cash outflows related to capitalized software, leasehold improvements and EDP equipment as cash used in investing activities rather than cash used by operating activities to be consistent with the 2006 presentation.

        Accounting Changes
        ------------------

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million, net of income tax and minority interest, impact of initial adoption has been reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost of $684.2 million and decreased total liabilities by approximately $234.7 million. The change in liabilities principally resulted from the decrease in income taxes payable of $242.7 million partially offset by an increase in benefit plan liabilities of $12.0 million. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 and consolidated net earnings for 2006 were $46.9 million and $29.9 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the Financial Accounting Standards Board (the "FASB") in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        In third quarter 2004, the Company began to implement FSP No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. The MMA introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. FSP No. 106-2 required the effects of the MMA to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. Following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services in fourth quarter 2005, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million was accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2006 and 2005, the Insurance Group's General Account held $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under FIN 46(R). At December 31, 2006 and 2005, as reported in the consolidated balance sheet, these investments included $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2006 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $226.4 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 required a change in the Company's accounting policies relating to
        (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities.

        Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

        On July 13, 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of AXA Financial Group at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

        On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC")/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on the Company's results of operations or financial position.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMBD") and Guaranteed Minimum Income Benefit ("GMIB") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. For both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The Company regularly enters into futures contracts to hedge such risks. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company enters into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2006 and 2005 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments are reported in earnings.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2006 and 2005.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.8% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.8% net of product weighted average Separate Account fees) and 0% (-2.2% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after 7 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2006, the average rate of assumed investment yields, excluding policy loans, was 6.0% grading to 6.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2006, participating policies, including those in the Closed Block, represent approximately 4.4% ($9.1 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $5,689.1 million, $3,409.5 million and $2,191.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received.

        Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2006. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS            GROSS
                                              AMORTIZED          UNREALIZED       UNREALIZED       ESTIMATED
                                                 COST              GAINS            LOSSES        FAIR VALUE
                                            ---------------   --------------   ---------------  --------------
                                                                       (IN MILLIONS)
       DECEMBER 31, 2006
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,023.3      $     690.4     $      264.5     $   23,449.2
           Mortgage-backed...............         1,931.1              2.7             38.3          1,895.5
           U.S. Treasury, government
             and agency securities.......         1,284.3             29.9             10.4          1,303.8
           States and political
             subdivisions................           170.2             17.3               .9            186.6
           Foreign governments...........           219.2             38.1               .3            257.0
           Redeemable preferred stock....         1,879.8             78.8             19.6          1,939.0
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    28,507.9     $      857.2     $      334.0     $   29,031.1
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        95.7     $        2.2     $         .9     $       97.0
         Trading securities..............           408.0             35.4              9.9            433.5
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       503.7     $       37.6     $       10.8     $      530.5
                                            ===============   ==============   ===============  ==============

       December 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8     $      977.4     $      190.7     $   24,009.5
           Mortgage-backed...............         2,386.3              8.3             39.3          2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7             37.5              7.6          1,478.6
           States and political
             subdivisions................           193.4             19.1               .3            212.2
           Foreign governments...........           238.2             40.9               .1            279.0
           Redeemable preferred stock....         1,605.5            104.9             10.2          1,700.2
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    29,094.9     $    1,188.1     $      248.2     $   30,034.8
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        45.7     $        2.1     $         .4     $       47.4
         Trading securities..............           262.5             24.5              3.2            283.8
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       308.2     $       26.6     $        3.6     $      331.2
                                            ===============   ==============   ===============  ==============

        At December 31, 2006 and 2005 respectively, the Company had trading fixed maturities with a amortized cost of $30.5 million and $30.5 million and carrying value of $31.6 million and $30.5 million. Gross unrealized gains on trading fixed maturities were $.5 million and zero for 2006 and 2005 respectively.

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $4,417.0 million and $4,307.8 million, respectively, had estimated fair values of $4,518.5 million and $4,492.4 million, respectively.

        The contractual maturity of bonds at December 31, 2006 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Due in one year or less..............................................    $      988.0       $       994.9
       Due in years two through five........................................         5,654.5             5,838.3
       Due in years six through ten.........................................        10,604.3            10,653.5
       Due after ten years..................................................         7,450.2             7,709.9
                                                                               -----------------   -----------------
           Subtotal.........................................................        24,697.0            25,196.6
       Mortgage-backed securities...........................................         1,931.1             1,895.5
                                                                               -----------------   -----------------
       Total................................................................    $   26,628.1       $    27,092.1
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,769 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2006:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                          GROSS                          GROSS
                                ESTIMATED       UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------   --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate.............  $   3,081.0      $     36.9      $   5,999.7    $    227.6      $   9,080.7    $    264.5
     Mortgage-backed.......        189.2             1.3          1,529.0          37.0          1,718.2          38.3
     U.S. Treasury,
       government and
       agency securities...         98.7              .2            447.0          10.2            545.7          10.4
     States and political
       subdivisions........          -                 -             25.9            .9             25.9            .9
     Foreign governments...          6.6              .1              9.5            .2             16.0            .3
     Redeemable
       preferred stock.....        174.0             2.4            495.9          17.2            669.9          19.6
                             --------------   --------------  -------------  -------------   -------------  -------------

   Total Temporarily
     Impaired Securities ..  $   3,549.5      $     40.9      $   8,507.0    $    293.1      $  12,056.4    $    334.0
                             ==============   ==============  =============  =============   =============  =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $656.0 million or 2.3% of the $28,507.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2006, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $3.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 and $65.3 million at December 31, 2006 and 2005, respectively. Gross interest income on these loans included in net investment income aggregated $4.1 million, $5.0 million and $6.9 million in 2006, 2005 and 2004, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.8 million, $6.0 million and $8.5 million in 2006, 2005 and 2004, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2006                  2005
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......   $      76.8          $      78.3
        Impaired mortgage loans without investment valuation allowances....            .1                  4.5
                                                                            ------------------   -------------------
        Recorded investment in impaired mortgage loans.....................          76.9                 82.8
        Investment valuation allowances....................................         (11.3)               (11.8)
                                                                            ------------------   -------------------
        Net Impaired Mortgage Loans........................................   $      65.6          $      71.0
                                                                            ==================   ===================

        During 2006, 2005 and 2004, respectively, the Company's average recorded investment in impaired mortgage loans was $78.8 million, $91.2 million and $148.3 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $8.9 million and $11.0 million for 2006, 2005 and 2004, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $65.5 million and $71.1 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2006 and 2005, the Company owned $204.8 million and $217.8 million, respectively, of real estate acquired in satisfaction of debt. During 2006, 2005 and 2004, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $232.1 million and $214.1 million at December 31, 2006 and 2005, respectively. Depreciation expense on real estate totaled $21.6 million, $22.6 million and $20.8 million for 2006, 2005 and 2004, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................   $     11.8       $      11.3      $     20.5
        Additions charged to income........................         10.1               3.6             3.9
        Deductions for writedowns and
          asset dispositions...............................          (.9)             (3.1)          (13.1)
                                                            ---------------  ---------------   --------------
        Balances, End of Year..............................   $     21.0       $      11.8      $     11.3
                                                            ===============  ===============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................   $     11.3       $      11.8       $     11.3
          Equity real estate...............................          9.7               -                -
                                                            ---------------  ---------------   --------------
        Total..............................................   $     21.0       $      11.8       $     11.3
                                                            ===============  ===============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,272.2 million and $1,028.6 million, respectively, at December 31, 2006 and 2005. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $70.9 million and $119.6 million, respectively, at December 31, 2006 and 2005. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $169.6 million, $157.2 million and $66.2 million, respectively, for 2006, 2005 and 2004.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 8 individual ventures at December 31, 2006 and 2005, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $     421.7         $     527.4
       Investments in securities, generally at estimated fair value...........         94.6               118.4
       Cash and cash equivalents..............................................          9.7                27.5
       Other assets...........................................................         22.3                18.6
                                                                               -----------------   -----------------
       Total Assets...........................................................  $     548.3         $     691.9
                                                                               =================   =================

       Borrowed funds - third party...........................................  $     278.1         $     282.7
       Other liabilities......................................................          6.8                12.4
                                                                               -----------------   -----------------
       Total liabilities......................................................        284.9               295.1
                                                                               -----------------   -----------------

       Partners' capital......................................................        263.4               396.8
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $     548.3         $     691.9
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $      78.7         $     135.6
                                                                               =================   =================


                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                              (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............   $       88.5     $    98.2           $  95.2
        Net revenues of other limited
          partnership interests............................           (1.3)          6.3              19.8
        Interest expense - third party.....................          (18.5)        (18.2)            (16.9)
        Other expenses.....................................          (53.7)        (62.2)            (64.0)
                                                            ---------------  ---------------   --------------
        Net Earnings.......................................   $       15.0     $    24.1           $  34.1
                                                            ===============  ===============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................   $       14.4     $    11.6           $  11.0
                                                            ===============  ===============   ==============

        Derivatives
        -----------

        At December 31, 2006, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and European, Australasia, Far East ("EAFE") indices, having initial margin requirements of $140.7 million. Contracts are net settled daily. At December 31, 2006, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $4.2 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2006 and 2005 were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Notional Amount by Derivative Type:
          Options:
              Floors.........................................................   $     32,000        $    24,000
              Exchange traded U.S. Treasuries and equity index futures.......          3,536              2,208
                                                                               -----------------   -----------------
          Total..............................................................   $     35,536        $    26,208
                                                                               =================   =================

        At December 31, 2006 and 2005 and during the years then ended, there were no financial instruments that contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2006 and 2005.

        The gross carrying amount of AllianceBernstein related intangible assets were $563.7 million and $564.1 million at December 31, 2006 and 2005, respectively and the accumulated amortization of these intangible assets were $232.1 million and $208.5 million at December 31, 2006 and 2005, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.6 million, $23.5 million and $22.9 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, net deferred sales commissions totaled $194.9 million and $196.6 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2006 net balance for each of the next five years is $77.8 million, $54.1 million, $39.3 million, $18.3 million and $4.9 million.

5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2006                                2005
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)
        Consolidated:
        ------------
        Mortgage loans on real estate..........   $   3,240.7      $   3,285.7       $   3,233.9       $   3,329.0
        Other limited partnership interests....       1,262.6          1,262.6           1,015.2           1,015.2
        Policy loans...........................       3,898.1          4,252.9           3,824.2           4,245.6
        Policyholders liabilities:
          Investment contracts.................      17,092.5         17,106.0          18,021.0          18,289.1
        Long-term debt.........................         199.8            229.7             207.4             240.2

        Closed Block:
        ------------
        Mortgage loans on real estate..........   $     809.4      $     827.8       $     930.3       $     957.7
        Other equity investments...............           2.2              2.2               3.3               3.3
        Policy loans...........................       1,233.1          1,372.8           1,284.4           1,454.1
        SCNILC liability.......................          10.4             10.3              11.4              11.6

        Wind-up Annuities:
        -----------------
        Mortgage loans on real estate..........   $       2.9      $       3.0       $       6.7       $       7.1
        Other equity investments...............           2.3              2.3               3.1               3.1
        Guaranteed interest contracts..........           5.8              6.0               6.5               6.4
        Long-term debt.........................         101.7            101.7             101.7             101.7

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2006                 2005
                                                                              ----------------     -----------------
                                                                                         (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....   $    8,759.5       $     8,866.1
        Policyholder dividend obligation.....................................            3.2                73.7
        Other liabilities....................................................           29.1                28.6
                                                                              ----------------    -----------------
        Total Closed Block liabilities.......................................        8,791.8             8,968.4
                                                                              ----------------    -----------------
        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $5,967.6 and $5,761.5)..........................        6,019.4             5,908.7
        Mortgage loans on real estate........................................          809.4               930.3
        Policy loans.........................................................        1,233.1             1,284.4
        Cash and other invested assets.......................................            6.8                56.2
        Other assets.........................................................          286.2               304.4
                                                                              ----------------    -----------------
        Total assets designated to the Closed Block..........................        8,354.9             8,484.0
                                                                              ----------------    -----------------
        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          436.9               484.4

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $17.0 and $25.7 and policyholder dividend
             obligations of $3.2 and $73.7...................................           31.6                47.8
                                                                              ----------------    -----------------
        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................   $      468.5       $       532.2
                                                                              ================    =================


        Closed Block revenues and expenses as follow:

                                                                  2006         2005           2004
                                                             ------------  ------------   -----------
                                                                          (IN MILLIONS)

      REVENUES:
      Premiums and other income............................   $   428.1     $  449.3       $  471.0
      Investment income (net of investment
         expenses of $0.1, $0, and $0.3)...................       520.2        525.9          554.8
      Investment gains, net................................         1.7          1.2           18.6
                                                             ------------  ------------   -----------
      Total revenues.......................................       950.0        976.4        1,044.4
                                                             ------------  ------------   -----------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................       852.2        842.5          883.8
      Other operating costs and expenses...................         3.0          3.4            3.5
                                                             ------------  ------------   -----------
      Total benefits and other deductions..................       855.2        845.9          887.3
                                                             ------------  ------------   -----------

      Net revenues before income taxes.....................        94.8        130.5          157.1
      Income tax expense...................................       (31.1)       (45.6)         (56.4)
                                                             ------------  ------------   -----------
      Net Revenues.........................................   $    63.7     $   84.9       $  100.7
                                                             ============  ============   ===========


        Reconciliation of the policyholder dividend obligation follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------   ------------
                                                                                         (IN MILLIONS)
       Balance at beginning of year........................................     $      73.7       $ 264.3
       Unrealized investment losses........................................           (70.5)       (190.6)
                                                                               ---------------   -----------
       Balance at End of Year .............................................     $       3.2       $  73.7
                                                                               ===============   ===========

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                          DECEMBER 31,
                                                                               -----------------------------
                                                                                     2006          2005
                                                                               --------------   ------------
                                                                                         (IN MILLIONS)
       Impaired mortgage loans with investment valuation allowances........     $      17.8       $ 59.1
       Impaired mortgage loans without investment valuation allowances.....              .1          4.0
                                                                               ---------------   -----------
       Recorded investment in impaired mortgage loans......................            17.9         63.1
       Investment valuation allowances.....................................            (7.3)        (7.1)
                                                                               ---------------   -----------
       Net Impaired Mortgage Loans.........................................     $      10.6       $ 56.0
                                                                               ===============   ===========

        During 2006, 2005 and 2004, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $61.0 million and $62.6 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.1 million and $4.7 million for 2006, 2005 and 2004, respectively.

        Valuation allowances amounted to $7.3 million and $7.1 million on mortgage loans on real estate at December 31, 2006 and 2005, respectively. Writedowns of fixed maturities amounted to $1.4 million, $7.7 million and $10.8 million for 2006, 2005 and 2004, respectively.

7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------    -----------
                                                                                         (IN MILLIONS)
       Balance, beginning of year..........................................     $     555.0         $ 461.0
       Contractholder bonus interest credits deferred .....................           155.4           142.4
       Amortization charged to income .....................................           (59.7)          (48.4)
                                                                               ---------------   ------------
       Balance, End of Year ...............................................     $     650.7         $ 555.0
                                                                               ===============   ============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o  Roll-Up:  the benefit is the greater of current  account value or
           premiums  paid   (adjusted  for   withdrawals)   accumulated   at
           contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:


                                                                  GMDB          GMIB            TOTAL
                                                             --------------  -----------    ------------
                                                                               (IN MILLIONS)

       Balance at January 1, 2004.........................   $      69.3      $  85.6        $ 154.9
         Paid guarantee benefits..........................         (46.8)        -             (46.8)
         Other changes in reserve.........................          45.1         32.0           77.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2004.......................          67.6        117.6          185.2
         Paid guarantee benefits..........................         (39.6)        (2.2)         (41.8)
         Other changes in reserve.........................          87.2         58.2          145.4
                                                            ---------------  ------------   ------------
       Balance at December 31, 2005.......................         115.2        173.6          288.8
         Paid guarantee benefits..........................         (31.6)        (3.3)         (34.9)
         Other changes in reserve.........................          80.1         58.0          138.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2006.......................   $     163.7      $  228.3       $ 392.0
                                                            ===============  ============   ============

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                             -----------------

        Balance at January 1, 2004.........................   $      17.2
          Paid guarantee benefits..........................         (12.9)
          Other changes in reserve.........................           6.0
                                                             -----------------
        Balance at December 31, 2004.......................          10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                             -----------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                             -----------------
        Balance at December 31, 2006.......................   $      23.6
                                                             =================

        The December 31, 2006 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship exclusive:

        between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually

                                                  RETURN
                                                    OF
                                                  PREMIUM         RATCHET         ROLL-UP          COMBO           TOTAL
                                               -------------- ----------------  -------------   -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account..................   $   11,331      $      408       $     319      $      646       $    12,704
           Separate Accounts................   $   25,633      $    7,856       $   7,653      $   23,165       $    64,307
        Net amount at risk, gross...........   $      302      $      234       $   1,447      $       41       $     2,024
        Net amount at risk, net of
           amounts reinsured................   $      302      $      164       $     883      $       41       $     1,390
        Average attained age of
           contractholders..................         49.5            61.0            64.3            61.2              52.6
        Percentage of contractholders
          over age 70.......................          7.5%           22.6%           33.6%           21.2%             11.8%
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%           3%-6%

      GMIB:
      -----
        Account values invested in:
           General Account..................         N/A              N/A       $      87       $     882       $       969
           Separate Accounts................         N/A              N/A       $   5,248       $  31,736       $    36,984
        Net amount at risk, gross...........         N/A              N/A       $     277       $      -        $       277
        Net amount at risk, net of
           amounts reinsured................         N/A              N/A       $      71       $      -        $        71
        Weighted average years remaining
           until earliest annuitization.....         N/A              N/A             2.4             8.4               7.4
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%            3%-6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,   December 31,
                                                                                       2006           2005
                                                                                  -------------   -------------
                                                                                          (IN MILLIONS)
       GMDB:
          Equity.............................................................      $    42,885     $  35,857
          Fixed income.......................................................            4,438         4,353
          Balanced...........................................................           14,863         9,121
          Other..............................................................            2,121         1,813
                                                                                  --------------  -------------
          Total..............................................................      $    64,307     $  51,144
                                                                                  ==============  =============
       GMIB:
          Equity.............................................................      $    22,828     $  17,540
          Fixed income.......................................................            2,727         2,608
          Balanced...........................................................           10,439         5,849
          Other..............................................................              990           680
                                                                                  --------------  -------------
          Total..............................................................      $    36,984     $  26,677
                                                                                  ==============  =============

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2006, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $41,597 million and $52 million, respectively, with the GMDB feature and $24,409 million and zero million, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                DIRECT       REINSURANCE
                                                               LIABILITY         CEDED           NET
                                                             ------------   --------------   ------------
                                                                             (IN MILLIONS)
       Balance at January 1, 2004.........................    $   37.4        $   -            $  37.4
         Impact of adoption of SOP 03-1...................       (23.4)           (1.7)          (25.1)
         Other changes in reserve.........................         6.5            (4.4)            2.1
                                                             ------------   --------------   -------------
       Balance at December 31, 2004.......................        20.5            (6.1)           14.4
         Other changes in reserve.........................        14.3           (14.3)              -
                                                             ------------   --------------   -------------
       Balance at December 31, 2005.......................        34.8           (20.4)           14.4
         Other changes in reserve.........................        32.0           (27.5)            4.5
                                                             ------------   --------------   -------------
       Balance at December 31, 2006.......................    $   66.8        $  (47.9)        $  18.9
                                                             ============   ==============   =============

9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on single life policies of $25 million and on second-to-die policies of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2006, the Company had reinsured in the aggregate approximately 31.3% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2006 and 2005 were $117.8 million and $132.6 million, respectively. The (decrease) increase in estimated fair value was $(14.8) million, $42.6 million and $61.0 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $2.69 billion and $2.60 billion. Reinsurance payables related to insurance contracts totaling $54.2 million and $39.7 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $262.6 million and $288.4 million at December 31, 2006 and 2005, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2006 and 2005 were $644.4 million and $624.6 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2006             2005         2004
                                                             --------------   -------------- ----------
                                                                               (IN MILLIONS)

       Direct premiums....................................   $     854.6      $  901.0       $ 828.9
       Reinsurance assumed................................         196.1         170.1         191.2
       Reinsurance ceded..................................        (232.9)       (189.4)       (140.5)
                                                            ---------------  ------------   -----------
       Premiums                                              $     817.8      $  881.7       $ 879.6
                                                            ===============  ============   ===========
       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $     152.8      $  169.3       $ 134.8
                                                            ===============  ============   ===========
       Policyholders' Benefits Ceded......................   $     379.2      $  300.2       $ 361.0
                                                            ===============  ============   ===========
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $      53.8      $   50.9        $ 50.2
                                                            ===============  ============   ===========

        Individual Disability Income and Major Medical
        ----------------------------------------------
        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.9 million and $91.2 million at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, respectively, $1,032.4 million and $1,043.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                 2006          2005         2004
                                                            ------------  ------------  ------------
                                                                          (IN MILLIONS)
       Incurred benefits related to current year.........    $    35.8     $   35.6      $   35.0
       Incurred benefits related to prior years..........          9.9         50.3          12.8
                                                            ------------  ------------  ------------
       Total Incurred Benefits...........................    $    45.7     $   85.9      $   47.8
                                                            ============  ============  ============

       Benefits paid related to current year.............    $    14.0     $   14.8      $   12.9
       Benefits paid related to prior years..............         30.0         44.7          33.1
                                                            ------------  ------------  ------------
       Total Benefits Paid...............................    $    44.0     $   59.5      $   46.0
                                                            ============  ============  ============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                              -----------------------------
                                                                                   2006            2005
                                                                              -------------    ------------
                                                                                       (IN MILLIONS)
       Short-term debt:
       Current portion of long-term debt...................................   $      -         $    399.7
       Promissory note, 5.27% .............................................       248.3             248.3
       AllianceBernstein commercial paper .................................       334.9              -
                                                                              ------------     -----------
       Total short-term debt...............................................       583.2             648.0
                                                                              ------------     -----------
       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015....................................       199.8             199.8
                                                                              ------------     -----------
             Total AXA Equitable...........................................       199.8             199.8
                                                                              ------------     -----------
       AllianceBernstein:
         Other.............................................................          -                7.6
                                                                              ------------     -----------
             Total AllianceBernstein.......................................          -                7.6
                                                                              ------------     -----------
       Total long-term debt................................................       199.8             207.4
                                                                              ------------     -----------
       Total Short-term and Long-term Debt.................................   $   783.0        $    855.4
                                                                              ============     ===========

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2007, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2006 and 2005, the Company had pledged real estate of $326.0 million and $320.8 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement that originally permitted AllianceBernstein to issue up to $600.0 million in senior debt securities. AllianceBernstein currently has $200.0 million available under the shelf registration statement for future issuances. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes. The AllianceBernstein notes matured in August 2006. AllianceBernstein used cash flow from operations as well as proceeds from the issuance of commercial paper to retire the notes at maturity.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2006.

        As of December 31, 2006, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted credit facility agreements with various banks, each for $100.0 million. As of December 31, 2006, there were no amounts outstanding under these credit facilities. During the first quarter 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank.

        Long-term Debt
        --------------

        At December 31, 2006, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $53.5 million, $57.2 million and $55.0 million, respectively, for 2006, 2005 and 2004.

        The Company paid $767.2 million, $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2006, 2005 and 2004. The Company charged AXA Distribution's subsidiaries $352.9 million, $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2006, 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        In 2005, AXA Financial issued a note to AXA Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $91.9 million, $57.9 million and $28.6 million of premiums and $49.1 million, $26.3 million and $16.4 million of reinsurance reserves to AXA Bermuda in 2006, 2005 and 2004, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2006 under this arrangement totaled approximately $1.1 million.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $28.8 million, $32.8 million and $30.2 million in 2006, 2005 and 2004, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $27.9 million, $30.4 million and $38.9 million in 2006, 2005 and 2004, respectively. Included in the payments by AXA and AXA affiliates to the Company are $12.6 million, $12.7 million and $12.7 million from AXA Tech, which represent the net amount of payments resulting from services and facilities provided by the Company to AXA Tech of $111.0 million, $110.9 million and $106.4 million less the payments for services provided from AXA Tech to the Company of $98.4 million, $98.2 million and $93.7 million for 2006, 2005 and 2004, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                   2006               2005               2004
                                                             -----------------   ----------------  ------------------
                                                                                  (IN MILLIONS)

        Investment advisory and services fees..............   $       840.5       $       728.5     $        744.7
        Distribution revenues..............................           421.0               397.8              447.3
        Other revenues - shareholder servicing fees........            97.2                99.3              116.0
        Other revenues - other.............................             6.9                 8.0                8.8
        Institutional research services....................             1.4                 3.5                5.3


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.3 million in 2006. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2007.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)
       Service cost.......................................   $        37.6      $        36.0       $       34.6
       Interest cost on projected benefit obligations.....           122.1              123.7              121.9
       Expected return on assets..........................          (184.8)            (173.7)            (170.9)
       Net amortization and deferrals.....................            81.0               78.8               64.7
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        55.9      $        64.8       $       50.3
                                                            =================  =================   =================

        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Benefit obligations, beginning of year.................................  $     2,365.5       $    2,212.0
       Service cost...........................................................           30.6               30.0
       Interest cost..........................................................          122.1              123.7
       Actuarial (gains) losses ..............................................          (64.7)             128.7
       Benefits paid..........................................................         (159.2)            (128.9)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,294.3       $    2,365.5
                                                                               =================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the reconciliation of the funded status of the Company's qualified plans to amounts included in the accompanying consolidated balance sheets:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2006               2005
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
       Plan assets at fair value, beginning of year.............................. $    2,278.5       $     2,126.7
       Actual return on plan assets..............................................        282.0               208.9
       Contributions.............................................................          4.3                78.5
       Benefits paid and fees....................................................       (168.8)             (135.6)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,396.0             2,278.5
       Projected benefit obligations.............................................      2,294.3             2,365.5
                                                                                  ----------------  -----------------
       Overfunding (underfunding) of plan assets over
         projected benefit obligations...........................................        101.7               (87.0)
       Unrecognized prior service cost...........................................          -                 (24.4)
       Unrecognized net loss from past experience different
         from that assumed.......................................................          -                 957.3
       Unrecognized net asset at transition......................................          -                  (1.0)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      101.7       $       844.9
                                                                                  ================  =================

        Prepaid and accrued pension costs were $133.1 million and $31.4 million, respectively, at December 31, 2006 and $868.3 million and $23.4 million, respectively, at December 31, 2005. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $84.7 million and $53.3 million, respectively, at December 31, 2006, and $2,365.5 million and $2,278.5 million, respectively, at December 31, 2005. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $68.4 million and $53.3 million, respectively, at December 31, 2006, and $66.9 million and $47.4 million, respectively, at December 31, 2005. The accumulated benefit obligations for all defined benefit pension plans were $2,226.8 million and $2,290.0 million at December 31, 2006 and 2005, respectively.

        The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for the pension plans in the December 31, 2006 consolidated balance sheet:

                                                                 Before                                 After
                                                              Application                            Application
                                                                of SFAS                                of SFAS
                                                                 No.158           Adjustments           No.158
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)

       Other assets ......................................   $       3,753.0    $      (684.2)      $    3,068.8
       Total assets.......................................         149,970.3           (684.2)         149,286.1
       Income taxes payable...............................           3,216.9           (242.7)           2,974.2
       Other liabilities..................................           1,803.8             12.0            1,815.8
       Minority interest in equity of consolidated
           subsidiaries...................................           2,293.9             (4.0)           2,289.9
       Total liabilities..................................         140,038.4           (234.7)         139,803.7
       Accumulated other comprehensive income.............             282.2           (449.5)            (167.3)
       Total shareholder' equity..........................           9,931.9           (449.5)           9,482.4

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2006 that have not yet been recognized as components of net periodic pension cost:

                                                                                                  DECEMBER 31,
                                                                                                      2006
                                                                                              --------------------
                                                                                                  (IN MILLIONS)
       Unrecognized net actuarial loss ....................................................    $       710.7
       Unrecognized prior service cost (credit)............................................            (18.8)
       Unrecognized net transition obligation (asset)......................................              (.8)
                                                                                              --------------------
            Total .........................................................................    $       691.1
                                                                                              ====================

        The estimated net loss, prior service cost, and net transition asset to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $59.7 million, $(5.6) million, and zero, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2006 and 2005.

                                                                               DECEMBER 31,
                                                         ----------------------------------------------------------
                                                                   2006                           2005
                                                         ----------------------------------------------------------
                                                                               (IN MILLIONS)
                                                                ESTIMATED                    Estimated
                                                                FAIR VALUE         %         Fair Value      %
                                                         ---------------------   -----    ---------------  ------
       Corporate and government debt securities........    $          429.8       18.0    $     452.3        19.9
       Equity securities...............................             1,720.7       71.8        1,526.5        67.0
       Equity real estate .............................               245.5       10.2          221.8         9.7
       Short-term investments..........................                 -          -            77.9         3.4
       Other...........................................                 -          -             -            -
                                                         ---------------------   -----    ---------------   -----
       Total Plan Assets...............................    $        2,396.0      100.0    $   2,278.5       100.0
                                                         =====================   =====    ===============   =====

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2006 and 2005 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2006, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.75% disclosed below as having been used to measure the benefits obligation at December 31, 2006 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2006 and 2005.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2006               2005
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.75%              5.25%
         Periodic cost....................................................        5.25%              5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $20.3 million, $21.7 million and $23.2 million for 2006, 2005 and 2004, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2007, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2006 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                               ----------------
                                                (IN MILLIONS)

                   2007.....................   $    165.1
                   2008.....................        174.1
                   2009.....................        177.2
                   2010.....................        179.2
                   2011.....................        180.3
                   Years 2012 -2016.........        914.4

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $243.8 million, $186.2 million and $146.7 million for 2006, 2005 and 2004, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2006, the Company recognized $24.8 million of compensation costs under SFAS No. 123(R) for employee stock options, including $16.9 million resulting from unvested awards at January 1, 2006. On March 31, 2006, 3.8 million nonstatutory stock options to purchase AXA ordinary shares were awarded under The AXA Stock Option Plans for AXA Financial Employees and Associates, of which approximately 2.6 million have a four year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date and approximately 1.2 million have a 4-year cliff-vesting term. The cost of that award is attributed over the shorter of the employees' four year service-vesting term or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. All of the options granted on March 31, 2006 have a 10-year contractual term. Information about options outstanding and exercisable at December 31, 2006 also is presented. The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately
        124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2006 follows:

                                                                Options Outstanding
                         ---------------------------------------------------------------------------------------------------
                                                                                                    AllianceBernstein
                               AXA Ordinary Shares                    AXA ADRs                        Holding Units
                         -------------------------------- --------------------------------- --------------------------------
                                             Weighted                          Weighted                          Weighted
                             Number          Average'          Number          Average'         Number           Average'
                          Outstanding        Exercise       Outstanding        Exercise      Outstanding         Exercise
                         (In Millions)        Price        (In Millions)        Price       (In Millions)         Price
                         --------------   ---------------  --------------   --------------  --------------    --------------
Options outstanding at
   January 1, 2006.....            3.5    (euro)   20.87           38.6      $     24.06           7.5         $    40.45
Options granted .......            4.0    (euro)   28.40             .7            23.26            - (2)      $    65.02
Options exercised......            -               -               (9.1)     $     22.08          (2.6)        $    38.40
Options forfeited......            (.1)   (euro)   -               (3.4)     $     33.57           (.1)        $    38.19
Options expired........            -               -                  -                             -
                         --------------                    --------------                   --------------
Options Outstanding at
   December 31, 2006...            7.4    (euro)   24.82           26.8      $     23.40           4.8         $    41.62
                         ==============   ===============  ==============   ==============  ==============    ==============
Aggregate Intrinsic                       (euro)    43.2                     $     463.1                       $   186.9
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.9                              4.4                           4.37
                         ==============                    ==============                   ==============
Options Exercisable at             -                               20.2      $     23.40           4.4         $    42.24
   December 31, 2006...  ==============                    ==============   ==============  ==============    ==============
Aggregate Intrinsic                               -                          $     342.4                       $    169.3
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
    (in years).........            -                                3.39                           4.30
                         ==============                    ==============                   ==============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2006 of the respective underlying shares over the strike prices of the option awards.
        (2) AllianceBernstein grants totaled 9,712 units in 2006.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2006 were $201.3 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2006, 2005 and 2004 were $132.1 million, $68.3 million and $18.8 million, respectively, resulting in amounts currently deductible for tax purposes of $44.9 million, $22.9 million and $6.2 million, respectively, for the periods then ended. Under SFAS No. 123(R), $34.8 million windfall tax benefits resulted from employee stock option exercises during 2006.

        At December 31, 2005, AXA Financial held 9.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.00 per ADR, of which approximately 9.0 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately .3 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2006 are call options to purchase 8.9 million AXA ADRs at strike prices ranging from $30.41 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2006, AXA Financial utilized approximately 5.6 million AXA ADRs from treasury to fund exercises of employee stock options. Employee options outstanding at December 31, 2006 to purchase AXA ordinary shares begin to become exercisable in March 2007 and their future exercises are expected to be funded by newly issued AXA ordinary shares.

        Prior to adoption of SFAS No. 123(R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the consolidated statement of earnings in 2005 and 2004. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value-based method of SFAS No. 123, "Accounting for Stock-Based Compensation". These pro forma disclosures are not adjusted from amounts previously reported and, therefore, retain the original grant-date fair values of the underlying awards, continue to attribute cost over the awards' service-vesting periods and do not include estimates of pre-vesting forfeitures.

                                                                                  2005               2004
                                                                           ------------------- -----------------
                                                                                        (In Millions)
       Net earnings as reported..........................................   $     1,073.8      $       929.9
       Less:  Total stock-based employee compensation expense
          determined under fair value method, net of income tax benefit..           (23.2)             (21.4)
                                                                           -----------------   -----------------
       Pro Forma Net Earnings............................................   $     1,050.6      $       908.5
                                                                           =================   =================

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2006, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2006, 2005 and 2004, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                     AXA Ordinary                                 AllianceBernstein
                                        Shares              AXA ADRs                Holding Units
                                  ------------------- --------------------  -----------------------------
                                     2006     2005       2005      2004        2006      2005      2004
                                   -------- --------- ---------- ---------  --------- ---------- --------
       Dividend yield............   3.48%    3.15%      3.01%      2.24%         6%       6.2%      3.5%

       Expected volatility.......     28%      25%        25%        43%        31%        31%       32%

       Risk-free interest rate...   3.77%    3.09%      4.27%      2.86%       4.9%       3.7%      4.0%

       Expected life in years....    5.0      5.0        5.0        5.0        6.5        3.0       5.0

       Weighted average fair
         value per option at
         grant date..............  $7.45    $4.30      $4.85      $6.94     $12.35      $7.04     $8.00

        As of December 31, 2006, approximately $19.0 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.8 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries, including AXA Equitable. Generally, all outstanding restricted AXA ADR grants have a 7-year vesting schedule with potential accelerated vesting based on performance. Under The Equity Plan for Directors ("the Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2006, 2005 and 2004 AXA Financial Group recognized compensation costs of $5.6 million, under SFAS No. 123(R) and $10.1 million and $9.5 million, respectively, under APB No. 25 for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2006, approximately 60,692 restricted AllianceBernstein Holding Units outstanding under the Century Club Plan remain unvested. At December 31, 2006, approximately $2.1 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2006, 2005 and 2004 had aggregate vesting-date fair values of approximately $13.5 million, $19.2 million and $12.7 million, respectively. In 2005 244,790 restricted AXA ADRs were granted having an aggregate grant-date fair value of $6.6 million. The following table summarizes unvested restricted AXA ADR activity for 2006.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                --------------     ---------------

      Unvested as of January 1, 2006..........................................       867,387        $        19.94
      Granted.................................................................        78,865        $        35.16
      Vested..................................................................       381,836        $        16.98
      Forfeited...............................................................        50,381
                                                                                --------------
      Unvested as of December 31, 2006........................................       514,035        $        23.91
                                                                                ==============

        On March 31, 2006, under the terms of the AXA Performance Unit Plan 2006, the AXA Management Board awarded 722,854 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2006 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2006 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 28, 2008.

        For 2006, 2005 and 2004 the Company recognized compensation costs of $25.9 million, under SFAS No. 123(R) and $7.2 million and $.7 million, respectively, under APB No. 25 for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards in 2006 was measured by the closing price of the underlying the Company ordinary shares or AXA ADRs and adjustment was made to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006, such as those granted March 31, 2006, were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2006 and 2005 was $45.8 million and $9.1 million, respectively, including incremental awards earned under the 2005 and 2004 plans from having exceeded the targeted performance criteria established in those years by 14.6% and 11.1%, respectively. Approximately 720,691 outstanding performance units are at risk to achievement of 2006 performance criteria, including approximately 50% of the award granted on March 31, 2006.

        Following completion of the merger of AXA Merger Corp. with and into AXA Financial in January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million, $28.9 million and $14.2 million for 2006, 2005 and 2004, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31 2006 and 2005 was $24.9 million and $57.5 million, respectively. At December 31, 2006, 1.6 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $24.9 million. During 2006, 2005 and 2004, respectively, approximately
        2.8 million, .7 million and zero million of these awards were exercised at an aggregate cash-settlement value of $41.2 million $7.5 million and zero million.

        On March 31, 2006, 59,644 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        29.22 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2006, .2 million SARs were outstanding, having weighted average remaining contractual term of 6.03 years. The accrued value of SARs at December 31, 2006 and 2005 was $2.9 million and $1.0 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2006, the Company recorded compensation expense for SARs of $1.9 million, under SFAS No. 123(R), reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005 and 2004, the Company recorded compensation expense of $.6 million and $.03 million, respectively, under APB No. 25 reflecting the impact in those periods of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        In fourth quarter 2006, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2006. Similar to the AXA Shareplan programs previously offered in 2001 through 2005, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 15.21% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75.0% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), AXA Equitable recognized compensation expense of $22.1 million in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2006, 2005 and 2004, respectively, in connection with shares subscribed under previous years' AXA Shareplan offerings. Participants in AXA Shareplans 2005 and 2004 primarily invested under Investment Option B for the purchase of approximately 5.7 million and
        6.8 million AXA ordinary shares, respectively. The discounted pricing offered to participants in those programs for the purchase of AXA ordinary shares under Investment Option B was 17.5% and 20%, respectively, and the appreciation percentage was 86.1% and 79.0%, respectively.

        Under SFAS No. 123(R), the Company recognized compensation expense for payroll deductions authorized and applied in 2006 under the terms of the AXA Financial, Inc. Qualified Stock Purchase Plan to purchase AXA ADRs of 182,225, at an aggregate discount of $1.1 million, representing a discount of 15% from the closing market value of the AXA ADR at the purchase dates defined in the annual offering document (generally the last trading day of each month). Prior to adoption of SFAS No. 123(R), no compensation expense was recorded in connection with this plan. Under the terms of the AXA Financial, Inc. Non-Qualified Stock Purchase Plan, total AXA ADRs of 340,083, 381,302 and 407,715 were purchased during 2006, 2005 and 2004, respectively, including those purchased with employer matching contributions for which AXA Financial Group recorded compensation expense of $1.6 million, $1.3 million and $1.2 million in 2006, 2005 and 2004, respectively.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $    1,848.6       $    1,870.0        $   1,880.0
       Mortgage loans on real estate......................          245.9              238.2              249.6
       Equity real estate.................................          114.9              125.3              124.2
       Other equity investments...........................          181.2              155.2              162.1
       Policy loans.......................................          249.8              248.8              251.0
       Short-term investments.............................           55.2               25.1               19.1
       Derivative investments.............................         (302.4)             (85.5)             (88.0)
       Broker-dealer related receivables..................          226.5              124.8               45.5
       Trading securities.................................           53.4               28.6               14.5
       Other investment income............................           43.9               16.2               28.9
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................        2,717.0            2,746.7            2,686.9

       Investment expenses................................         (132.2)            (159.0)            (153.3)
       Interest expenses..................................         (187.8)             (95.9)             (32.8)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $    2,397.0       $    2,491.8        $   2,500.8
                                                            =================  =================   =================

        For 2006, 2005 and 2004, respectively, investment results on derivative positions, which were included in net investment income, included gross gains of $155.5 million, $84.2 million and $26.2 million and gross losses of $457.9 million, $169.7 million and $114.2 million. For 2006 and 2005, respectively, net unrealized losses of $15.2 million and $3.7 million were recognized from floor contracts. For 2006 and 2005, net realized gains (losses) of $(249.5) million and $(140.9) million and net unrealized gains (losses) of $(37.7) million and 59.2 million were recognized from futures contracts utilized in the GMDB and GMIB programs.

        Investment gains (losses), net by including changes in the valuation allowances, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $       (11.5)     $        11.1       $       26.3
       Mortgage loans on real estate......................              .2               (2.2)                .2
       Equity real estate.................................             8.8                3.9               11.6
       Other equity investments...........................            20.1               30.7               24.4
       Other(1)...........................................            29.3               11.9                2.5
                                                            -----------------  -----------------   -----------------
       Investment Gains (Losses), Net.....................   $        46.9      $        55.4       $       65.0
                                                            =================  =================   =================

        (1) In 2006, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash $29.7 million realized gain.

        Writedowns of fixed maturities amounted to $27.4 million, $31.2 million and $36.4 million for 2006, 2005 and 2004, respectively. Writedowns of mortgage loans on real estate were $.4 million for 2006, $1.7 million, for 2005 and $10.1 million for 2004. There were no writedown on equity real estate for 2006, 2005 and 2004, respectively.

        For 2006, 2005 and 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,281.9 million, $2,220.0 million and $2,908.3 million. Gross gains of $33.9 million, $53.2 million and $47.7 million and gross losses of $24.5 million, $31.1 million and $9.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2006, 2005 and 2004 amounted to $(416.7) million, $(1,004.8) million and $0.8 million, respectively.

        For 2006, 2005 and 2004, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $57.8 million, $68.6 million and $70.4 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits. The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       432.3      $       874.1       $      892.8
       Changes in unrealized investment gains (losses)....          (431.4)          (1,008.1)             (12.8)
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................            90.9              186.3               (1.5)
           DAC............................................            85.8              146.2               (2.5)
           Deferred income taxes..........................           104.6              233.8               (1.9)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       282.2      $       432.3       $      874.1
                                                            =================  =================   =================
       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       535.4      $       966.5       $    2,003.2
           Other equity investments.......................             1.4                1.7                1.2
           Other..........................................             -                  -                (28.1)
                                                            -----------------  ------------------- -----------------
             Subtotal.....................................           536.8              968.2            1,976.3
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................             1.4              (89.4)            (275.7)
             DAC..........................................          (110.4)            (196.0)            (342.2)
             Deferred income taxes........................          (145.6)            (250.5)            (484.3)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       282.2      $       432.3       $      874.1
                                                            =================  =================== =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       Income tax expense:
         Current expense .................................   $       438.6      $       237.5       $      359.0
         Deferred expense.................................           (11.3)             281.7               37.9
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       727.9      $       715.5       $      586.5
       Minority interest..................................          (224.1)            (175.9)            (134.7)
       Separate Account investment activity...............           (45.4)             (87.2)             (63.3)
       Non-taxable investment income......................           (23.1)             (19.7)             (22.6)
       Adjustment of tax audit reserves...................           (86.2)              11.1                7.7
       Non-deductible goodwill and other
           intangible assets..............................             5.0                2.8                2.7
       State income taxes.................................            38.0               28.3                3.3
       AllianceBernstein income and foreign taxes.........            32.9               41.4               24.3
       Other..............................................             2.3                2.9               (7.0)
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2006                  December 31, 2005
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $      54.6      $        -        $       -        $      285.3
       Reserves and reinsurance...............       1,160.3               -              929.2               -
       DAC and VOBA...........................           -             2,433.5              -             2,200.6
       Unrealized investment gains............           -               129.8              -               250.7
       Investments............................           -               865.7              -               813.5
       Other..................................          13.2               -              107.2               -
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,228.1      $    3,429.0      $   1,036.4      $    3,550.1
                                                ===============  ===============   ===============  ================

        The Company recognized a net tax benefit in third quarter 2006 of $117.7 million. This benefit was related to the settlement of an IRS audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities. In 2005, the Internal Revenue Service ("IRS") began an examination of the Company's 2002 and 2003 returns. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

 16)    DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and Enterprise. The following table reconciles the Earnings (losses) from discontinued operations, net of income taxes and (Losses) gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2006:

                                                                          2006          2005           2004
                                                                      -------------  ------------  ------------
                                                                                    (IN MILLIONS)
       EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $      30.2    $      15.2   $     7.9
       Real estate held-for-sale.....................................         (4.0)            .6          .4
       Disposal of business - Enterprise.............................           -             (.1)       (1.5)
                                                                      -------------  ------------  ------------
       Total.........................................................  $      26.2    $      15.7   $     6.8
                                                                      =============  ============  ============

       (LOSSES) GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $       -      $       -     $    31.1
       Disposal of business - Enterprise.............................         (1.9)           -            -
                                                                      -------------  ------------  ------------
       Total.........................................................  $      (1.9)   $       -     $    31.1
                                                                      =============  ============  ============


        Disposal of Businesses
        ----------------------

        In October 2006, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise Capital") and Enterprise Fund Distributors, Inc., ("EFD") entered into an agreement contemplating the transfer to Goldman Sachs Asset Management L.P. ("GSAM") of assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and the reorganization of such funds to corresponding mutual funds managed by GSAM. These 27 funds have approximately $4.2 billion in assets under management as of December 31, 2006. The reorganization of the 27 funds is subject to regulatory and fund shareholder approvals and is expected to close in the second quarter of 2007. Of the remaining four funds not included in the GSAM reorganization, which together have approximately $700 million in assets under management as of December 31, 2006, one fund is being liquidated and AXA Financial is considering possible alternatives for the dispositions of the other three funds, which alternatives include a possible transaction with another investment advisor or liquidation. Proceeds from the transaction with GSAM are dependant upon assets under management at the time of the reorganization. A permanent impairment writedown of $4.1 million pre-tax ($2.7 million post-tax) on the AXA Enterprise Funds investment management contracts intangible asset and $3.0 million pre-tax of costs ($1.9 million post-tax) to sell were recorded by the Company in 2006. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are now reported in Discontinued Operations. At December 31, 2006, assets and liabilities related to these contracts of $26.5 million and $9.3 million were included in Other assets and Other liabilities, respectively.

        The gross carrying amount of Enterprise related intangible asset was $26.5 million at December 31, 2006, and the accumulated amortization of this intangible asset was $4.1 million. Amortization expense related to the Enterprise intangible asset totaled $4.1 million for 2006.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2006 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance are likely to result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2006                  2005
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $752.7 and $796.9)..............................   $      764.8         $      823.5
       Equity real estate...................................................          169.5                197.5
       Mortgage loans on real estate........................................            2.9                  6.7
       Other invested assets................................................            2.6                  3.2
                                                                              ----------------     -----------------
         Total investments..................................................          939.8              1,030.9
       Cash and cash equivalents............................................             .1                  -
       Other assets.........................................................           13.7                 13.6
                                                                              ----------------     -----------------
       Total Assets.........................................................   $      953.6         $    1,044.5
                                                                              ================     =================

       Policyholders liabilities............................................   $      788.2         $      817.2
       Allowance for future losses..........................................            1.0                 60.1
       Other liabilities....................................................          164.4                167.2
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $      953.6         $    1,044.5
                                                                              ================     =================

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $19.0, $18.4 and $17.2)..............   $        71.3      $        70.0       $       68.5
       Investment gains (losses), net.....................             6.0                (.3)               3.6
                                                                -------------      -------------      --------------
       Total revenues.....................................            77.3               69.7               72.1
                                                                -------------      -------------      --------------

       Benefits and other deductions......................            84.7               87.1               99.4
       (Losses charged) to allowance
         for future losses................................            (7.4)             (17.4)             (27.3)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................             -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            37.1               23.2               12.0
       Income tax expense.................................            (6.9)              (8.0)              (4.1)
                                                            -----------------  -----------------   -----------------
       Earnings from Wind-up Annuities....................   $        30.2      $        15.2       $        7.9
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented above.

        During 2004, Wind-up Annuities' average recorded investment in impaired mortgage loans was $8.4 million; and interest income recognized on these impaired mortgage loans totaled $1.0 million. There were no related amounts reported in 2006 and 2005.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2006, one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. At December 31, 2006 and 2005, equity real estate held-for-sale was $32.2 million and $42.1 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       282.2      $       432.3       $      874.1
       Defined benefit pensions plans.....................          (449.5)               -                  -
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive (Loss) Income......................   $      (167.3)     $       432.3       $      874.1
                                                            =================  =================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized (losses) gains on investments:
         Net unrealized (losses) gains arising during
           the period.....................................   $      (416.6)     $      (966.2)      $       69.4
         Losses reclassified into net earnings
           during the period..............................           (14.8)             (41.9)             (82.2)
                                                            -----------------  -----------------   -----------------
       Net unrealized (losses) gains on investments.......          (431.4)          (1,008.1)             (12.8)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           281.3              566.3               (5.9)
                                                            -----------------  -----------------   -----------------

       Change in unrealized losses, net of
           adjustments....................................          (150.1)            (441.8)             (18.7)
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive Loss.....................   $      (150.1)     $      (441.8)      $      (18.7)
                                                            =================  =================   =================

18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2006, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2007, zero for 2008-2011 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2007 and the four successive years are $178.6 million, $175.0 million, $162.3 million, $156.7 million, $149.5 million and $1,500.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2007 and the four successive years is $6.0 million, $5.2 million, $5.0 million, $5.0 million, $4.8 million and $16.4 million thereafter.

        At December 31, 2006, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2007 and the four successive years is $106.7 million, $116.0 million, $114.8 million, $114.7 million, $114.9 million and $896.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2007 and the four successive years are $.3 million, $.3 million, $.2 million, and zero for the following two years.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2006, these arrangements included commitments by the Company to provide equity financing of $618.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2006. AXA Equitable had $46.3 million in commitments under existing mortgage loan agreements at December 31, 2006. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2006, AllianceBerstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted. The plaintiff filed a notice of appeal in June 2006.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. Discovery is ongoing.

        Beginning with the first action commenced in July 2006, there are two putative class actions pending in Federal court, MEOLA V. AXA ADVISORS, ET AL., in the District Court for the Northern District of California and BOLEA V. AXA ADVISORS, LLC, ET. AL., in the District Court for the Western District of Pennsylvania, against AXA Equitable, alleging certain wage and hour violations. Each of the cases seek substantially the same relief under essentially the same theories of recovery (i.e., violation of the Fair Labor Standards Act ("FLSA") for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states). Plaintiffs in MEOLA and BOLEA seek certification of nationwide collection action under the FLSA, and certification of statewide class actions under the respective California and Pennsylvania state labor laws covering all "securities brokers" from 2002 to 2006. In addition, plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In January 2007, AXA Equitable filed an answer in MEOLA.

        ALLIANCEBERNSTEIN LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein, alleging that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act"), with respect to a registration statement filed by Enron Corp. In January 2007, the Court issued a final judgment dismissing the Enron Complaint as the allegations therein pertained to AllianceBernstein. The parties have agreed that there will be no appeal.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints included substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance ("NYAG AoD").

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount was disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("WVAG Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing ("Summary Order") addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In September 2006, AllianceBernstein and AllianceBernstein Holding filed an answer and moved to dismiss the Summary Order with the WV Securities Commission.

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, AllianceBernstein Investments, Inc., certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The Aucoin Complaint names the U.S. Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional subsequently filed lawsuits. In October 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. In May 2006, the District Court denied plaintiffs' motion for leave to file their amended complaint. In July 2006, plaintiffs filed a notice of appeal, which was subsequently withdrawn subject to plaintiffs right to reinstate it at a later date.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $649.6 million during 2007. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2006, 2005 and 2004, the Insurance Group statutory net income totaled $532.3 million, $780.4 million and $571.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,907.5 million and $6,241.7 million at December 31, 2006 and 2005, respectively. In 2006, 2005 and 2004, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $500.0 million and $500.0 million.

        At December 31, 2006, the Insurance Group, in accordance with various government and state regulations, had $32.2 million of securities deposited with such government or state agencies.

        At December 31, 2006 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and

        AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $     1,386.5      $       779.6       $      196.8
       Change in AVR......................................           279.3              260.6              528.1
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,665.8            1,040.2              724.9
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................          (126.0)             (51.9)            (398.8)
         DAC..............................................           674.1              598.0              529.2
         Deferred income taxes............................           517.3              227.6              122.5
         Valuation of investments.........................             2.6               40.0               10.1
         Valuation of investment subsidiary...............        (2,122.7)          (1,278.3)            (460.3)
         Change in fair value of guaranteed minimum
           income benefit reinsurance contracts...........           (14.8)              42.6               61.0
         Shareholder dividends paid......................            600.0              500.0              500.0
         Changes in non-admitted assets...................           (57.4)                .5              (74.7)
         Other, net.......................................           (90.9)             (75.8)             (98.9)
         GAAP adjustments for Wind-up Annuities ..........            28.8               30.9               14.9
                                                            -----------------  -----------------   -----------------
          Consolidated Net Earnings ......................   $     1,076.8      $     1,073.8       $      929.9
                                                            =================  =================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2006               2005                2004
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)
       Statutory surplus and capital stock................   $     6,497.6      $     5,111.1       $    4,331.5
       AVR................................................         1,409.9            1,130.6              870.0
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         7,907.5            6,241.7            5,201.5
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................        (1,926.0)          (1,934.0)          (1,882.1)
         DAC..............................................         8,316.5            7,557.3            6,813.9
         Deferred income taxes............................          (627.1)          (1,294.6)          (1,770.4)
         Valuation of investments.........................           867.9            1,281.6            2,237.6
         Valuation of investment subsidiary...............        (5,374.3)          (3,251.6)          (1,973.3)
         Fair value of guaranteed minimum income
           benefit reinsurance contracts..................           117.8              132.6               90.0
         Non-admitted assets..............................           994.5            1,056.0            1,055.5
         Issuance of surplus notes........................          (524.8)            (524.8)            (599.7)
         Adjustment to initially apply SFAS No.158,
           net of income taxes............................          (449.5)               -                  -
         Other, net.......................................           239.8              258.3              147.9
         GAAP adjustments for Wind-up Annuities ..........           (59.9)             (80.6)             (96.4)
                                                            -----------------  -----------------   ------------------
       Consolidated Shareholder's Equity..................   $     9,482.4      $     9,441.9       $    9,224.5
                                                            =================  =================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2006               2005               2004
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance..........................................   $     5,974.7      $      5,764.1     $     5,447.7
       Investment Management (1)..........................         4,002.7             3,265.0           3,060.0
       Consolidation/elimination..........................           (90.0)              (84.7)            (82.8)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     9,887.4      $      8,944.4     $     8,424.9
                                                            =================  =================  ==================

       (1) Intersegment investment advisory and other fees of approximately $120.8 million, $123.7 million and $118.4 million for 2006, 2005 and 2004, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $       889.7      $      1,120.0     $       947.9
       Investment Management..............................         1,190.0               924.2             728.8
       Consolidation/elimination..........................             -                   -                 (.9)
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,079.7      $      2,044.2     $     1,675.8
                                                            =================  =================  ==================

                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2006               2005
                                                            -----------------  -----------------
                                                                      (In Millions)
       SEGMENT ASSETS:
       Insurance..........................................   $   133,047.0      $    118,825.8
       Investment Management..............................        16,239.4            15,161.4
       Consolidation/elimination..........................             (.3)                2.0
                                                            -----------------  -----------------
       Total Assets.......................................   $   149,286.1      $    133,989.2
                                                            =================  =================

        In accordance with SEC regulations, securities with a fair value of $1.86 billion and $1.72 billion have been segregated in a special reserve bank custody account at December 31, 2006 and 2005, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2006 and 2005 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2006
       ----
       Total Revenues................   $     2,244.5      $     2,609.6       $    2,415.3         $    2,618.0
                                       =================  =================   ==================   ==================
       Earnings from Continuing
         Operations..................   $       234.4      $       316.7       $      282.0         $      219.4
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================
       2005
       ----
       Total Revenues................   $     2,212.6      $     2,223.1       $    2,149.5         $    2,359.2
                                       =================  =================   ==================   ==================
       Earnings from
         Continuing Operations.......   $       265.5      $       278.3       $      281.6         $      232.7
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

Appendix A

--------------------------------------------------------------------------------


DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.





DIRECTORS

--------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
--------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004);
AXA                                    Director of AXA Equitable (since September 1993);
25, Avenue Matignon                    Chairman of the Board of AXA Financial (since April
75008 Paris, France                    1998); Vice Chairman (February 1996 to April 1998).
                                       Chairman of the Management Board (since May 2001) and
                                       Chief Executive Officer of AXA (January 2000 to May
                                       2002); Vice Chairman of AXA's Management Board (January
                                       2000 to May 2001). Director or officer of various
                                       subsidiaries and affiliates of the AXA Group. Director
                                       of AllianceBernstein Corporation, the general partner
                                       of AllianceBernstein Holding and AllianceBernstein. A
                                       former Director of Donaldson, Lufkin and Jenrette
                                       ("DLJ") (July 1993 to November 2000).
--------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004);
AXA                                    Director of AXA Equitable (since February 1998). Member
25, Avenue Matignon                    of the AXA Management Board (since February 2003) and
75008 Paris, France                    Chief Financial Officer (since May 2003), prior
                                       thereto, Executive Vice President, Finance, Control and
                                       Strategy, AXA (January 2000 to May 2003); prior thereto
                                       Senior Executive Vice President, International
                                       (US-UK-Benelux) AXA (January 1997 to January 2000);
                                       Member of the AXA Executive Committee (since January
                                       2000); Director, AXA Financial (since November 2003),
                                       AllianceBernstein (since February 1996) and various AXA
                                       affiliated companies. Former Director of DLJ (February
                                       1997 to November 2000).
--------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004);
Henderson Advisory Consulting          Founder of Henderson Advisory Consulting (since January
425 East 86th St.                      2001); Retired Corporate Vice President, Core Business
New York, NY 10028                     Development of Bestfoods (June 1999 to December 2000).
                                       Prior thereto, President, Bestfoods Grocery (formerly
                                       CPC International, Inc.) and Vice President, Bestfoods
                                       (1997 to 2000). Director, Del Monte Foods Co., PACTIV
                                       Corporation and Dutch Shell plc; Former Director, Hunt
                                       Corporation (1992 to 2002); Director, AXA Financial and
                                       AXA Equitable (since December 1996).
--------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004);
Morgan Stanley                         Director of AXA Equitable (since December 2002). Senior
Harborside Financial Center            Advisor, Morgan Stanley (since June 2000);
Plaza Two, Second Floor                Director/Trustee, Morgan Stanley Funds (since June
Jersey City, NJ 07311                  2000); Director, AXA Financial (since December 2002);
                                       President and Chief Operating Officer -- Individual
                                       Investor Group, Morgan Stanley Dean Witter (June 1997
                                       to June 2000); President and Chief Operating Officer --
                                       Dean Witter Securities, Dean Witter Discover & Co.
                                       (1993 to May 1997); Director and Chairman of the
                                       Executive Committee, Georgetown University Board of
                                       Regents; Director, The American Ireland Fund; Member;
                                       and a member of The American Association of Sovereign
                                       Military Order of Malta.
--------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004);
Six Sigma Academy                      Director of AXA Equitable (since September 2002). Chief
315 East Hopkins Street                Executive Officer, (since February 2005) of Six Sigma
Aspen, CO 81611                        Academy. Prior thereto, President (May 2004 to February
                                       2005). Prior thereto, Vice Chairman (March 2003 to May
                                       2004), Hyatt Hotels Corporation; President (January
                                       2000 to March 2003); Director, AXA Financial (since
                                       September 2002); NAVTEQ (since May 2004); Director,
                                       Interval International (January 1998 to June 2003);
                                       Executive Vice President, Hyatt Development Corporation
                                       (1997 to 2000); Director, Schindler Holdings, Ltd.
                                       (January 2002 to 2006).
--------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004);
Ameritrade Holding Corporation         Director of AXA Equitable (since November 2002). Chief
4211 South 102nd Street                Executive Officer, Ameritrade Holding Corporation
Omaha, NE 68127                        (since March 2001); Director, AXA Financial (since
                                       November 2002); Senior Vice President, Merrill Lynch &
                                       Co., Inc. (1984 to March 2001).
--------------------------------------------------------------------------------------------------



                                                                            A(1)



DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------------------------
 Name and Principal Business Address     Business Experience Within Past Five Years
--------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004);
1 Briarwood Lane                       Director of AXA Equitable (since March 1999); Special
Denville, NJ 07834                     Assistant to the President, St. John's University
                                       (September 2003 to June 2005); prior thereto, Dean,
                                       Peter J. Tobin College of Business, St. John's
                                       University (August 1998 to September 2003). Director,
                                       AllianceBernstein Corporation (since May 2000); The CIT
                                       Group, Inc. (May 1984 to June 2001, June 2002 to
                                       present), H. W. Wilson Company and Junior Achievement
                                       of New York, Inc. and Member and Officer of Rock Valley
                                       Tool, LLC. Director of AXA Financial (since March 1999)
                                       and Director, P.A. Consulting (since 1999).
--------------------------------------------------------------------------------------------------
Bruce W. Calvert                       Director, MONY Life and MONY America (since July 2004);
78 Pine Street, 2nd Floor              Director of AXA Equitable (since May 2001); Currently,
New Canaan, CT 06840                   Executive Advisor to the Chief Executive Officer of
                                       AllianceBernstein Corporation; Director (October 1992
                                       to December 2004), Chairman of the Board (May 2001 to
                                       December 2004) and Chief Executive Officer (January
                                       1999 to June 2003), AllianceBernstein Corporation; Vice
                                       Chairman (May 1993 to April 2001) and Chief Investment
                                       Officer (May 1993 to January 1999), AllianceBernstein
                                       Corporation; Director, AXA Financial (since May 2001);
                                       Former Vice Chairman of the Board of Trustees of
                                       Colgate University; Former Trustee of the Mike Wolk
                                       Heart Foundation; Member of the Investment Committee of
                                       The New York Community Trust.
--------------------------------------------------------------------------------------------------
Charlynn Goins                         Director of AXA Financial, Inc., AXA Equitable, MONY
New York City Health and Hospitals     Life and MONY America (since September 2006).
Corporation                            Chairperson of New York City Health and Hospitals
125 Worth Street, Suite 519            Corporation (since June 2004). Prior thereto,
New York, NY 10013                     Independent Trustee of the Mainstay Funds, c/o New York
                                       Life Insurance Company's family of mutual funds (March
                                       2001 to July 2006). Member of the Distribution
                                       Committee of The New York Community Trust (since 2002);
                                       Member of the Board of Trustees of the Brooklyn Museum
                                       (since 2002); Member of the Council on Foreign
                                       Relations (since 1991).
--------------------------------------------------------------------------------------------------
Anthony J. Hamilton                    Director of AXA Financial, Inc. (since December 1995).
AXA UK plc                             Director of AXA Equitable, MONY Life and MONY America
5 Old Broad Street                     (since May 2006). Chairman of AXA UK plc (since 1997).
London, England EC2N 1AD               Prior thereto, Chief Executive Officer (1978 to October
                                       2002) and Director (April 1978 to January 2005) of
                                       Fox-Pitt, Kelton Group Limited. Currently, Chairman of
                                       the Investment Committee and Chairman of the
                                       Remuneration and Nomination Committee of AXA UK plc;
                                       Member of the Supervisory Board of AXA (since 1997);
                                       Director of Swiss Re Capital Markets Limited (since
                                       2001); Director of Binley Limited (since 1994);
                                       Director of TAWA UK Limited since (2004); Member of the
                                       Board of Governors of Club de Golf Valderrama (since
                                       June 2006).
--------------------------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA Equitable, MONY
The New York Community Trust           Life and MONY America (since September 2006). President
909 Third Avenue                       of The New York Community Trust (since 1990). Prior
New York, NY 10022                     thereto, Executive Vice President of The New York
                                       Community Trust (1987 to 1990). Director of
                                       AllianceBernstein Corporation (since July 2002);
                                       Director (since 1997) and Chairman of the Board (since
                                       April 2004) of BoardSource; Co-Chairperson of Panel on
                                       the Nonprofit Sector (since May 2005); Trustee of The
                                       New School University (since 1999); Chairman of the
                                       Board of Governors of the Milano School of Management &
                                       Urban Policy (The New School) (since September 2003).
--------------------------------------------------------------------------------------------------
Ezra Suleiman                         Director of AXA Financial, Inc., AXA Equitable, MONY
Princeton University                  Life and MONY America (since May 2006). Concurrently:
Corwin Hall                           Professor of Politics, IBM Professor of International
Princeton, NJ 08544                   Studies - Director, Program in European Studies (since
                                      September 1979) and Professor of Politics (since
                                      September 1979) of Princeton University. Member of
                                      AXA's Supervisory Board (since April 2003); Currently,
                                      Member of AXA's Selection, Governance and Human
                                      Resources Committee and Audit Committee; Associate
                                      Professor of Institut d'Etudes Politiques (Paris);
                                      Member of the Management Committee of Institut
                                      Montaigne; Member of the Executive Committee of Centre
                                      Americain Institut, Institut d'Etudes Politiques
                                      (Paris); Member of the Editorial Board of Comparative
                                      Politics; Member of the Editorial Committee of La Revue
                                      des Deux Mondes; Member of the Council on Foreign
                                      Relations (New York), HEC International Advisory.
--------------------------------------------------------------------------------------------------


A(2)

OFFICERS -- DIRECTORS
--------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
--------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President (July 2004
                                       to September 2005, February 2006 to present) and Chief
                                       Executive Officer, MONY Life and MONY America (since
                                       July 2004); Chairman of the Board, President (July 2004
                                       to September 2005) and Chief Executive Officer, MONY
                                       Holdings, LLC (since July 2004); Director, Chairman of
                                       the Board, President (May 2002 to September 2005,
                                       February 2006 to present) and Chief Executive Officer,
                                       AXA Equitable (since May 2001); Director, President and
                                       Chief Executive Officer, AXA Financial (since May
                                       2001); Chairman of the Board, President (May 2001 to
                                       September 2005, February 2006 to present) and Chief
                                       Executive Officer (AXA Financial Services, LLC (since
                                       May 2001); Member of AXA's Management Board (since May
                                       2001); Member of AXA's Executive Committee; Director
                                       (since May 2004) and President (since September 2005),
                                       AXA America Holdings, Inc.; Director, AllianceBernstein
                                       Corporation (since May 2001); Director, Chairman of the
                                       Board, President (June 2001 to September 2005, January
                                       2006 to present) and Chief Executive Officer, AXA Life
                                       and Annuity Company (since June 2001); Director and
                                       Chairman, U.S. Financial Life Insurance Company (since
                                       December 2006); Member of the Board, American Council
                                       of Life Insurers (since January 2007); Director, KBW,
                                       Inc. (since January 2007); Director, The Advest Group,
                                       Inc. (July 2004 to December 2005); Director and
                                       Treasurer, The American Ireland Fund (since 1999);
                                       Board of Trustees of The University of Scranton (1995
                                       to 2002); Former Member of the Investment Company
                                       Institute's Board of Governors (October 2001 to 2005);
                                       prior thereto, October 1997 to October 2000) and
                                       Executive Committee (1998 to 2000); Former Trustee of
                                       The University of Pittsburgh; Former Director, St.
                                       Sebastian Country Day School (1990 to June 2005);
                                       Former Director, the Massachusetts Bankers Association;
                                       President and Chief Operating Officer, Mellon Financial
                                       Corporation (1999 to 2001); Chairman and Chief
                                       Executive Officer, Dreyfus Corporation (1995 to 2001).

--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
OTHER OFFICERS
 Name and Principal Business Address   Business Experience Within the Past Five Years
--------------------------------------------------------------------------------------------------
Leon B. Billis                         Executive Vice President and AXA Group Deputy Chief
                                       Information Officer, MONY Life and MONY America (since
                                       July 2004); Executive Vice President (since February
                                       1998) and AXA Group Deputy Chief Information Officer
                                       (since February 2001); AXA Equitable and AXA Financial
                                       Services, LLC (since September 1999). Director,
                                       President and Chief Executive Officer, AXA Technology
                                       Services (since 2002); prior thereto, Chief Information
                                       Officer (November 1994 to February 2001). Previously
                                       held other officerships with AXA Equitable.
--------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America
                                       (since July 2004); Executive Vice President (since
                                       January 2002), AXA Equitable; Executive Vice President
                                       (since January 2002), AXA Financial Services, LLC;
                                       Director, MONY Assets Corp. (since June 2006);
                                       Director, MONY Benefits Management Corp. (since July
                                       2004); prior thereto, Senior Vice President and
                                       Managing Director, Worldwide Human Resources, Chubb and
                                       Son, Inc. (1999 to 2001); Senior Vice President and
                                       Deputy Director of Worldwide Human Resources, Chubb and
                                       Son, Inc. (1998 to 1999).
--------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and
                                       MONY America; Senior Vice President (September 1987 to
                                       present) AXA Equitable; Senior Vice President (since
                                       July 1992) AXA Financial, Inc.; Senior Vice President
                                       (since September 1999) AXA Financial Services, LLC;
                                       Senior Vice President, AXA America Holdings, Inc.
                                       (since September 2005); Senior Vice President (since
                                       December 1999) AXA Life and Annuity Company; Director
                                       (since January 2006) and Chairman of the Board (June
                                       2003 to March 2005) Frontier Trust Company, FSB
                                       ("Frontier"); Director (since July 1999) AXA Advisors
                                       LLC; Senior Vice President (since July 1999) and former
                                       Director (July 1999 until July 2004) AXA Network, LLC
                                       (formerly EquiSource); Director and Officer of various
                                       AXA Equitable affiliates.
--------------------------------------------------------------------------------------------------



                                                                            A(3)

OTHER OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
--------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Senior Vice President and Treasurer (July 2004 to
                                       present), and Chief Investment Officer (September 2004
                                       to present), MONY Financial Services, Inc., MONY
                                       Holdings, LLC., MONY Life Insurance Company and MONY
                                       Life Insurance Company of America. Senior Vice
                                       President (July 1997 to present), Treasurer (September
                                       1993 to present) and Chief Investment Officer
                                       (September 2004 to present), and prior thereto, Vice
                                       President (February 1989 to July 1997), Deputy
                                       Treasurer (until September 1993), AXA Equitable. Senior
                                       Vice President (September 1997 to present), Treasurer
                                       (September 1993 to present) and Chief Investment
                                       Officer (September 2004 to present), and prior thereto,
                                       Vice President (May 1992 to September 1997) and
                                       Assistant Treasurer (May 1992 to September 1993), AXA
                                       Financial, Inc. Senior Vice President and Treasurer
                                       (since September 1999) and Chief Investment Officer
                                       (since September 2004), AXA Financial Services, LLC.
                                       Senior Vice President (since September 2005), AXA
                                       America Holdings, Inc. Director (July 2004 to December
                                       2005), The Advest Group, Inc. and Boston Advisors, Inc.
                                       Director, Chairman of the Board and President (July
                                       2004 to December 2005), MONY Capital Management, Inc.
                                       Director, Senior Vice President and Treasurer (since
                                       July 2004), MONY Benefits Management Corp. Director and
                                       Chairman of the Board (July 2004 to May 2005), Matrix
                                       Private Equities, Inc. and Matrix Capital Markets
                                       Group, Inc. Director, Treasurer (since July 2004), and
                                       Senior Vice President (since December 2006); 1740
                                       Advisers, Inc. Director, Executive Vice President and
                                       Treasurer (since July 2004), MONY Asset Management,
                                       Inc.; Director (since July 2004) and Chief Financial
                                       Officer (since April 2006), MONY Agricultural
                                       Investment Advisers, Inc. President and Treasurer
                                       (since October 2004), MONY International Holdings, LLC.
                                       Director, President and Treasurer (since November
                                       2004), MONY Life Insurance Company of the Americas,
                                       Ltd. and MONY Bank & Trust Company of the Americas,
                                       Ltd. Director and Deputy Treasurer (since December
                                       2001), AXA Technology Services. Senior Vice President,
                                       Chief Investment Officer (since September 2004) and
                                       Treasurer (since December 1997), AXA Life & Annuity
                                       Company. Treasurer, Frontier Trust Company, FSB (since
                                       June 2000); and AXA Network, LLC (since December 1999).
                                       Director (since July 1998), Chairman (since August
                                       2000), and Chief Executive Officer (since September
                                       1997), Equitable Casualty Insurance Company. Senior
                                       Vice President and Treasurer, AXA Distribution Holding
                                       Corporation (since November 1999); and AXA Advisors,
                                       LLC (since December 2001). Director, Chairman,
                                       President and Chief Executive Officer (August 1997 to
                                       June 2002), Equitable JV Holding Corporation. Director
                                       (since July 1997), and Senior Vice President and Chief
                                       Financial Officer (since April 1998), ACMC, Inc.
                                       Director, President and Chief Executive Officer (since
                                       December 2003), AXA Financial (Bermuda) Ltd. Director
                                       (since January 2005), Senior Vice President and Chief
                                       Investment Officer (since February 2005), U.S.
                                       Financial Life Insurance Company; Treasurer (November
                                       2000 to December 2003), Paramount Planners, LLC. Vice
                                       President and Treasurer (March 1997 to December 2002)
                                       EQ Advisors Trust. Director (July 1997 to May 2001) and
                                       President and CEO (August 1997 to May 2001), EQ
                                       Services, Inc. Director, AXA Alternative Advisors, Inc.
                                       (formerly AXA Global Structured Products); Director,
                                       Executive Vice President and Treasurer (July 2004 to
                                       February 2005), MONY Realty Capital, Inc. and MONY
                                       Realty Partners, Inc.
--------------------------------------------------------------------------------------------------



A(4)

OTHER OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
--------------------------------------------------------------------------------------------------
Richard Dziadzio                       Executive Vice President (since September 2004) and
                                       Chief Financial Officer (since December 2006), AXA
                                       Equitable, prior thereto, Executive Vice President and
                                       Deputy Chief Financial Officer (September 2005 to
                                       December 2006); Executive Vice President (since July
                                       2004) and Chief Financial Officer (since December
                                       2006), MONY Life and MONY America, prior thereto,
                                       Executive Vice President and Deputy Chief Financial
                                       Officer (September 2005 to December 2006); Executive
                                       Vice President (since September 2005) and Chief
                                       Financial Officer (since December 2006), AXA Financial,
                                       prior thereto, Executive Vice President and Deputy
                                       Chief Financial Officer (September 2005 to December
                                       2006); Director (since January 2007), Executive Vice
                                       President (since September 2004) and Chief Financial
                                       Officer (since December 2006), AXA Financial Services,
                                       LLC; Director (since July 2004), AXA Advisors, LLC;
                                       Director and Executive Vice President (since December
                                       2006), AXA America Holdings, Inc.; Executive Vice
                                       President and Chief Financial Officer (since December
                                       2006), AXA Life and Annuity Company; Executive Vice
                                       President and Chief Financial Officer (since December
                                       2006), AXA Distribution Holding Corporation; Director
                                       (since July 2004), MONY Capital Management, Inc. and
                                       MONY Agricultural Investment Advisers, Inc.; Director,
                                       Executive Vice President and Chief Financial Officer
                                       (since December 2006), MONY Financial Services, Inc.;
                                       Executive Vice President and Chief Financial Officer
                                       (since December 2006), MONY Holdings, LLC; Director
                                       (since July 2004), 1740 Advisers, Inc. and MONY Asset
                                       Management, Inc.; Director (since November 2004),
                                       Frontier Trust Company, FSB; Director (since January
                                       2005), MONY Financial Resources of the Americas
                                       Limited. Formerly, Director (July 2004 to December
                                       2005), The Advest Group, Inc.; Director (July 2004 to
                                       February 2005), MONY Realty Capital, Inc. and MONY
                                       Realty Partners, Inc.; Director (July 2004 to May
                                       2005), Matrix Capital Markets Group, Inc. and Matrix
                                       Private Equities, Inc. Business Support and Development
                                       (February 2001 to June 2004), GIE AXA; Head of Finance
                                       Administration (November 1998 to February 2001), AXA
                                       Real Estate Investment Managers.
--------------------------------------------------------------------------------------------------
Mary Beth Farrell                      Executive Vice President, MONY Life and MONY America
                                       (since July 2004); Executive Vice President (since
                                       December 2001), AXA Equitable; prior thereto, Senior
                                       Vice President (December 1999 to December 2001); Senior
                                       Vice President and Controller, GreenPoint
                                       Financial/GreenPoint Bank (May 1994 to November 1999);
                                       Executive Vice President (since December 2001), AXA
                                       Financial Services, LLC.
--------------------------------------------------------------------------------------------------
Stuart L. Faust                        Senior Vice President and Deputy General Counsel, MONY
                                       Life and MONY America (since July 2004); Senior Vice
                                       President and Deputy General Counsel, MONY Holdings, LLC
                                       and MONY Financial Services, Inc. (since July 2004);
                                       Senior Vice President (since September 1997) and Deputy
                                       General Counsel (since November 1999), AXA Equitable;
                                       prior thereto, Senior Vice President and Associate
                                       General Counsel (September 1997 to October 1999); Senior
                                       Vice President and Deputy General Counsel (September
                                       2001 to present), AXA Financial; Senior Vice President
                                       (since September 1999) and Deputy General Counsel (since
                                       November 1999), AXA Financial Services, LLC. Senior Vice
                                       President and Deputy General Counsel, AXA Life and
                                       Annuity Company. Senior Vice President, AXA Corporate
                                       Solutions Life Reinsurance Company.
--------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President and Controller, MONY Life and MONY
                                       America (since July 2004); Senior Vice President and
                                       Controller, AXA Equitable, AXA Financial, AXA Financial
                                       Services, LLC, MONY Holdings, LLC and MONY Financial
                                       Services, Inc. Senior Vice President and Controller, AXA
                                       Life and Annuity Company (since December 1999).
                                       Previously held other officerships with AXA Equitable
                                       and its affiliates.
--------------------------------------------------------------------------------------------------
Paul J. Flora                          Senior Vice President and Auditor (since July 2004) of
                                       MONY Financial Services, Inc., MONY Holdings, LLC, MONY
                                       Life and MONY America. Senior Vice President (since
                                       March 1996) and Auditor (since September 1994) AXA
                                       Equitable. Senior Vice President (since March 1996) and
                                       Auditor (since September 1994), AXA Financial, Inc.;
                                       prior thereto, Vice President and Auditor (September
                                       1984 to March 1996). Senior Vice President and Auditor
                                       (since September 1999) AXA Financial Services, LLC.
--------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life,
                                       MONY America and AXA Financial Services, LLC. Executive
                                       Vice President (since July 2005), AXA Equitable.
                                       Director (since November 2005), AXA Advisors, LLC.
                                       Senior Vice President (September 2001 to January 2005),
                                       JP Morgan Chase; President and Chief Executive Officer
                                       (February 1998 to August 2001), Instinet.com.
--------------------------------------------------------------------------------------------------



                                                                            A(5)

OTHER OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
--------------------------------------------------------------------------------------------------
James D. Goodwin                       Senior Vice President (July 2004 to present) of MONY
                                       Life and MONY America. Senior Vice President (February
                                       2001 to present) AXA Equitable. Senior Vice President
                                       (February 2001 to present) of AXA Financial Services,
                                       LLC; Senior Vice President (April 2002 to present) of
                                       AXA Advisors, LLC; Vice President (July 2000 to
                                       present) of AXA Network, LLC, AXA Network of Alabama,
                                       LLC, AXA Network of Connecticut, Maine and New York,
                                       LLC and AXA Network Insurance Agency of Massachusetts,
                                       LLC; Vice President (July 2004 to present) of MONY
                                       Brokerage, Inc., MBI Insurance Agency of Alabama, Inc.,
                                       MBI Insurance Agency of Massachusetts, Inc., MBI
                                       Insurance Agency of New Mexico, Inc., MBI Insurance
                                       Agency of Ohio, Inc. and MBI Insurance Agency of
                                       Washington, Inc.
--------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life
                                       and MONY America. Senior Vice President (September 2002
                                       to present) AXA Equitable. Senior Vice President (since
                                       September 2002) of AXA Financial Services, LLC;
                                       Director, President and Chief Operating Officer (since
                                       November 2002) AXA Network, LLC; Senior Vice President
                                       (since October 2002) AXA Advisors, LLC. Director,
                                       President and Chief Operating Officer (since July
                                       2004), MONY Brokerage, Inc. and its subsidiaries.
                                       Senior Vice President, Product Manager of Solomon Smith
                                       Barney (1996 to September 2002).
--------------------------------------------------------------------------------------------------
Karen Field Hazin                      Vice President, Secretary and Associate General Counsel
                                       (since June 2005), MONY Life, MONY America and AXA
                                       Financial Services, LLC. Vice President, Secretary and
                                       Associate General Counsel (since June 2005), AXA
                                       Equitable; prior thereto, Counsel (April 2005 to June
                                       2005), Assistant Vice President and Counsel (December
                                       2001 to June 2003), Counsel (December 1996 to December
                                       2001). Vice President, Secretary and Associate General
                                       Counsel (since June 2005), AXA Financial, Inc. Vice
                                       President and Secretary (since September 2005), AXA
                                       America Holdings, Inc. Vice President, Secretary and
                                       Associate General Counsel (since June 2005), AXA Life
                                       and Annuity Company. Vice President, Secretary and
                                       Associate General Counsel (since June 2005), AXA
                                       Distribution Holding Corporation. Vice President,
                                       Secretary and Associate General Counsel (since June
                                       2005), MONY Holdings, LLC.
--------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America
                                       (since July 2004); Senior Vice President, AXA Equitable
                                       (since September 2002), Senior Vice President, AXA
                                       Financial Services, LLC (since September 2002); prior
                                       thereto, Managing Director, Management Compensation
                                       Group Northwest, LLC (1983 to September 2002).
--------------------------------------------------------------------------------------------------
Robert S. Jones, Jr.                   Executive Vice President, MONY Life and MONY America
                                       (since July 2004); Executive Vice President, AXA
                                       Equitable (since February 2004); Executive Vice
                                       President, AXA Financial Services, LLC (since February
                                       2004); Director (since December 2003) and Chairman of
                                       the Board (since July 2004) prior thereto Co-President
                                       and Co-Chief Executive Officer (December 2003 to July
                                       2004), AXA Advisors, LLC; Director and Chairman of the
                                       Board (since July 2004); prior thereto, President --
                                       Retail Division (December 2003 to July 2004), AXA
                                       Network, LLC. Director and Chairman of the Board (since
                                       July 2004), MONY Brokerage, Inc. and its subsidiaries.
                                       Director (since September 2004), U.S. Financial Life
                                       Insurance Company. Regional President of the New York
                                       Metro Region (March 2000 to January 2001), Co-General
                                       Manager of the Jones/Sages Agency (January 1995 to
                                       March 2000).
--------------------------------------------------------------------------------------------------
Andrew McMahon                         Executive Vice President (since September 2005), MONY
                                       Life, MONY America and AXA Financial Services, LLC;
                                       prior thereto, Senior Vice President (March 2005 to
                                       September 2005). Executive Vice President (since
                                       September 2005), AXA Equitable; prior thereto, Senior
                                       Vice President (March 2005 to September 2005). Director
                                       and Vice Chairman of the Board (since December 2005),
                                       AXA Network, LLC, AXA Network of Connecticut, Maine and
                                       New York, LLC, AXA Network Insurance Agency of
                                       Massachusetts, LLC. Director and Vice Chairman of the
                                       Board (since January 2006), MONY Brokerage, Inc and its
                                       subsidiaries. Partner (June 1997 to March 2005),
                                       McKinsey & Company.
--------------------------------------------------------------------------------------------------



A(6)

OTHER OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within the Past Five Years
--------------------------------------------------------------------------------------------------
Charles A. Marino                     Executive Vice President (since September 2006) and
                                      Chief Actuary (since September 2005), AXA Equitable,
                                      prior thereto, Senior Vice President (September 2000 to
                                      September 2006), Actuary (May 1998 to September 2005),
                                      Vice President (May 1998 to September 2000), Assistant
                                      Vice President (October 1991 to May 1998); Executive
                                      Vice President (since September 2006) and Chief Actuary
                                      (since September 2005), MONY Life and MONY America,
                                      prior thereto, Senior Vice President (July 2004 to
                                      September 2006); Executive Vice President (since
                                      September 2006) and Chief Actuary (since September
                                      2005), AXA Financial Services, LLC, prior thereto,
                                      Senior Vice President (September 2000 to September
                                      2006), Actuary (September 1999 to September 2005).
                                      Director and Vice President (since December 2003), AXA
                                      Financial (Bermuda) Ltd. Senior Vice President and
                                      Appointed Actuary, AXA Life and Annuity Company. Senior
                                      Vice President (since December 2004) and Chief Actuary
                                      (since August 2006), U.S. Financial Life Insurance
                                      Company, prior thereto, Appointed Actuary (December
                                      2004 to August 2006). Senior Vice President and
                                      Actuary, AXA Corporate Solutions Life Reinsurance
                                      Company.
--------------------------------------------------------------------------------------------------
Kevin E. Murray                       Executive Vice President and Chief Information Officer
                                      (February 2005 to present) of MONY Life and MONY
                                      America. Executive Vice President and Chief Information
                                      Officer (February 2005 to present); prior thereto,
                                      Senior Vice President (September 2004 to February 2005)
                                      AXA Equitable. Senior Vice President (February 2005 to
                                      present) of AXA Financial Services, LLC. Senior Vice
                                      President / Group Chief Information Officer (1996 to
                                      September 2004) of AIG.
--------------------------------------------------------------------------------------------------
Anthony F. Recine                     Senior Vice President, Chief Compliance Officer and
                                      Associate General Counsel (February 2005 to present) of
                                      MONY Life and MONY America. Senior Vice President,
                                      Chief Compliance Officer and Associate General Counsel
                                      (February 2005 to present) AXA Equitable. Senior Vice
                                      President, Chief Compliance Officer and Associate
                                      General Counsel (February 2005 to present) of AXA
                                      Financial Services, LLC. Vice President, Deputy General
                                      and Chief Litigation Counsel (2000 to February 2005) of
                                      The MONY Group; prior thereto, Vice President and Chief
                                      Litigation Counsel (1990 to 2000).
--------------------------------------------------------------------------------------------------
James A. Shepherdson                  Executive Vice President (since September 2005), MONY
                                      Life, MONY America and AXA Financial Services, LLC.
                                      Executive Vice President (since September 2005), AXA
                                      Equitable. Director (since August 2005), AXA Advisors,
                                      LLC. Director, Chairman of the Board, President and
                                      Chief Executive Officer (since August 2005), AXA
                                      Distributors, LLC, AXA Distributors Insurance Agency,
                                      LLC, AXA Distributors Insurance Agency of Alabama, LLC,
                                      AXA Distributors Insurance Agency of Massachusetts,
                                      LLC. Chief Executive Officer (February 2003 to August
                                      2005), John Hancock Financial Services / John Hancock
                                      Funds. Co-Chief Executive Officer (March 2000 to June
                                      2002), Met Life Investors Group.
--------------------------------------------------------------------------------------------------
Richard V. Silver                     Executive Vice President and General Counsel, MONY Life
                                      and MONY America (since July 2004); Executive Vice
                                      President and General Counsel, MONY Holdings, LLC
                                      (since July 2004); Executive Vice President (since
                                      September 2001) and General Counsel (since November
                                      1999), AXA Equitable. Prior thereto, Senior Vice
                                      President (February 1995 to September 2001), Deputy
                                      General Counsel (October 1996 to November 1999).
                                      Executive Vice President and General Counsel (since
                                      September 2001), AXA Financial; prior thereto, Senior
                                      Vice President and Deputy General Counsel (October 1996
                                      to September 2001). Executive Vice President (since
                                      September 2001) and General Counsel (since November
                                      1999), AXA Financial Services, LLC. Executive Vice
                                      President (since September 2001) and General Counsel
                                      (since December 1999), AXA Life and Annuity Company.
                                      Director, Executive Vice President and General Counsel
                                      (since July 2004), MONY Financial Services, Inc.
                                      Director (since January 2007), AXA Distribution Holding
                                      Corporation. Previously, Director of AXA Advisors, LLC.
--------------------------------------------------------------------------------------------------



                                                                            A(7)

Appendix B

--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)



---------------------------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                      WHICH RELATE TO OUR
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2002; and
October 18, 1999, as previously supplemented on May 1, 1998 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements),
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005; May 1, 2005; June 10, 2005; June 17, 2005; August 31,
2005; February 23, 2006; August 25, 2006; December 11, 2006 .............   IL Protector(R) Policies
---------------------------------------------------------------------------------------------------------------
December 19, 1994; May 1, 1995 through May 1, 2000;
September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001;
December 1, 2001(2); December 14, 2001; February 22, 2002; July 15, 2002;
August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May
1, 2003; May 15, 2003, November 24, 2003; February 10, 2004 (2
supplements); May 1, 2004; August 10, 2004; December 13, 2004;
February 4, 2005; February 23, 2005; May 1, 2005; (3 supplements); June
10, 2005; June 17, 2005; August 31, 2005; February 23, 2006; August 25,
2006; December 11, 2006 .................................................  Incentive Life Plus(SM) Policies
---------------------------------------------------------------------------------------------------------------
August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; September 1, 2000;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (3
supplements); June 10, 2005; June 17, 2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11, 2006 ................................  Survivorship 2000(SM) Policies
---------------------------------------------------------------------------------------------------------------
November 27, 1991 and May 1, 1993 through May 1, 2000 and
October 18, 1999, as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements);
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005; May 1, 2005; (2 supplements); June 10, 2005; June 25,
2005; August 31, 2005; February 23, 2006; August 25, 2006; December 11,
2006 ....................................................................  Incentive Life 2000(SM) and Champion
                                                                           2000 Policies


B(1)

--------------------------------------------------------------------------------
August 29, 1989; February 27, 1991; May 1, 1990,
May 1, 1993-May 1, 2000; and October 18, 1999, as previously supplemented on May 1, 1994 - May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; December 29, 2000; January 17, 2001;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005
(2 supplements); June 10, 2005; June 25, 2005; August 31, 2005;
February 23, 2006; August 25, 2006; December 11, 2006....................  Incentive Life(SM) Policies and Special
                                                                           Offer Policies(2)

---------

(1) In addition, you may have also received other updating supplements. These supplements are still relevant and you should retain them with your prospectus.

(2) This supplement applies only to certain groups.

AXA Equitable Life Insurance Company


Variable Life Insurance Policies

Accumulator(R) Life             Incentive Life(SM) 2000
Paramount Life(SM)              Champion 2000
IL Protector(R)                 Incentive Life(SM)
IL COLI(SM)                     Survivorship Incentive Life(SM)
IL COLI(SM) '04                 Incentive Life(SM) '02
Incentive Life Plus(R)          Survivorship Incentive Life(SM) '02
Survivorship 2000               Incentive Life(SM) '06
                                Incentive Life(SM) Legacy

PROSPECTUS SUPPLEMENT DATED MAY 1, 2007

--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2007, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2007), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer over the telephone by calling 1-800-777-6510 or via the Internet by visiting our website and enrolling in EQAccess. If you are an AXA Advisors client, our website is www.axaonline.com. All other clients may access EQAccess by visiting our other website at www.axa-equitable.com. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2007, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.






                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

EVM 341 (5/06)                                                   132054 (5/06)
IF/NB                                                                   x01557

AXA Equitable Life Insurance Company

Variable Life Insurance Policies
   IL Protector(R)
   Incentive Life Plus(R)
   Special Offer Policy
   Survivorship 2000
   Incentive Life(SM) 2000
   Champion 2000
   Incentive Life(SM)

PROSPECTUS SUPPLEMENT DATED MAY 1, 2007

--------------------------------------------------------------------------------

This supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.


CHANGES TO PORTFOLIOS OF THE EQ ADVISORS TRUST


1. PORTFOLIO NAME AND ADVISER (AND SUB-ADVISER(S), AS APPLICABLE) CHANGES -- MAY 29, 2007

   Effective on or about May 29, 2007, subject to regulatory approval, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.


--------------------------------------------------------------------------------
   Existing Portfolio Name                   New Portfolio Name
--------------------------------------------------------------------------------
  EQ/Capital Guardian International          MarketPLUS International Core
--------------------------------------------------------------------------------
  EQ/FI Mid Cap Value                        MarketPLUS Mid Cap Value
--------------------------------------------------------------------------------
  EQ/MFS Emerging Growth Companies           MarketPLUS Large Cap Growth
--------------------------------------------------------------------------------
  EQ/MFS Investors Trust                     MarketPLUS Large Cap Core
--------------------------------------------------------------------------------
  EQ/Small Cap Value                         Multimanager Small Cap Value+
--------------------------------------------------------------------------------

+ This Portfolio will also be reorganized as a Portfolio of AXA Premier VIP Trust ("VIP Trust"). AXA Equitable Life Insurance Company ("AXA Equitable") in its capacity as Investment Manager of the VIP Trust will manage the assets of the Portfolio.


   In addition to the name changes shown in the table above, the following changes to each portfolio's objective and Investment Manager and/or Sub-Adviser(s) will also occur. The following is added under "Portfolios of the Trusts" under "Contract features and benefits" for the New Portfolios, replacing information shown for Existing Portfolios listed above:



------------------------------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust                                                                    Investment Manager (or Sub-Adviser(s), as
   Portfolio Name                  Objective                                            applicable)
------------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS International Core    Seeks to achieve long-term growth of capital.        o AXA Equitable
                                                                                        o Mellon Equity Associates LLC
                                                                                        o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Mid Cap Value         Seeks long-term capital appreciation.                o AXA Equitable
                                                                                        o Mellon Equity Associates LLC
                                                                                        o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Large Cap Growth      Seeks to provide long-term capital growth.           o AXA Equitable
                                                                                        o Marsico Capital Management LLC
                                                                                        o Mellon Equity Associates LLC
------------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Large Cap Core        Seeks long-term growth of capital with a secondary   o AXA Equitable
                                   objective to seek reasonable current income. For     o Institutional Capital Corporation LLC
                                   purposes of this Portfolio, the words "reasonable    o Mellon Equity Associates LLC
                                   current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------

                                                                          X01647

------------------------------------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust                                         Investment Manager (or Sub-Adviser(s), as
   Portfolio Name                 Objective                      applicable)
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Value    Long-term growth of capital.   o Franklin Advisory Services, LLC
                                                                 o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------

2. PORTFOLIO SUBSTITUTIONS -- JULY 9, 2007

   Effective on or about July 9, 2007 subject to regulatory approval, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the sub-adviser for each surviving option. We will move the assets from each replaced option into the corresponding surviving option. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. You may transfer your account value among the investment options, as usual. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or registered representatives as more fully described in "More information about other matters" under "Disruptive transfer activity." Any account value remaining in any replaced option on the substitution date will be transferred to the corresponding surviving option. For more information about these substitutions and for information on how to transfer your account value, please contact the National Operations Center referenced in your Prospectus. .

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Investment Manager (or
   Replaced (Current) Portfolio    Surviving/New Portfolio        Objective                        Sub-adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
  OpCap Renaissance                EQ/Lord Abbett Mid Cap Value   Capital appreciation.            o Lord, Abbett & Co. LLC
  U.S. Real Estate -- Class I      EQ/Van Kampen Real Estate      Seeks to provide above average   o Morgan Stanley Investment
                                                                  current income and long-term       Management, Inc.
                                                                  capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------

3. PORTFOLIO MERGERS -- JULY 9, 2007 AND AUGUST 20, 2007

   Effective on or about July 9, 2007 and August 20, 2007, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the sub-adviser(s), for each surviving option. We will move the assets from each replaced option into the corresponding surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option.

   The mergers of the EQ/Capital Guardian U.S. Equity and EQ/Janus Large Cap Growth Portfolios will occur on or about July 9, 2007. The merger of the EQ/AllianceBernstein Growth and Income Portfolio will occur on or about August 20, 2007.

   Also, T. Rowe Price Associates, Inc. will replace TCW Investment Management Company as the Portfolio's sub-adviser and there will be a corresponding name change of the Portfolio to EQ/T. Rowe Price Growth Stock Portfolio. The expenses for the new EQ/T. Rowe Price Growth Stock Portfolio are shown in the Fee Table below.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Investment Manager (or
   Replaced (Current) Portfolio    Surviving/New Portfolio         Objective                     Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Growth and  EQ/AllianceBernstein Value      Seeks capital appreciation.   o AllianceBernstein L.P.
    Income
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Capital Guardian U.S. Equity  EQ/Capital Guardian Research    Seeks to achieve long-term    o Capital Guardian Trust
                                                                   growth of capital.              Company
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Janus Large Cap Growth        EQ/T. Rowe Price Growth Stock   Seeks to achieve long-term    o T. Rowe Price Associates, Inc.
                                                                   capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------

4. PORTFOLIO SHARE CLASS CONVERSION -- AUGUST 6, 2007

   On or about August 6, 2007, certain policy owners who currently have the EQ/AllianceBernstein Value variable investment option that invests in the corresponding Class IB Portfolio, will have any account value allocated to this option converted to a new variable investment option that invests in the Portfolio's Class IA share class. Following the conversion, the variable investment option that invests in the Class IB share class will no longer be available under these policies. We will send you a written confirmation detailing the transaction. Please see the applicable Trust prospectus for the Class IA share class for detailed information regarding the Portfolio's operating expenses.


5. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Existing and Replaced Portfolios listed above:


------------------------------------------------------------------------------------------------------------------------------------
                                                                          Acquired     Total Annual    Fee Waivers      Net Total
                                                                         Fund Fees       Expenses        and/or          Annual
                                                                       and Expenses      (Before         Expense        Expenses
                                      Management  12b-1      Other      (Underlying      Expense       Reimburse-    (After Expense
   Portfolio Name                       Fees      Fees      Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Value++      1.03%       0.25%     0.18%           --            1.46%             0.00%        1.46%
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock++     0.78%       0.25%     0.14%           --            1.17%            (0.02)%       1.15%
  EQ/Van Kampen Real Estate*          0.90%         --      0.13%           --            1.03%            (0.02)%       1.01%
  MarketPLUS International Core++     0.60%       0.25%     0.24%         0.05%           1.14%             0.00%        1.14%
  MarketPLUS Large Cap Core++         0.50%       0.25%     0.23%         0.02%           1.00%            (0.03)%       0.97%
  MarketPLUS Large Cap Growth++       0.50%       0.25%     0.19%         0.02%           0.96%             0.00%        0.96%
  MarketPLUS Mid Cap Value++          0.55%       0.25%     0.18%         0.03%           1.01%             0.00%        1.01%
------------------------------------------------------------------------------------------------------------------------------------

++ The expenses for this portfolio are based on the asset levels of its predecessor portfolio for the last fiscal year, adjusted to reflect current fees.

* This is a newly created portfolio of EQ Advisors Trust. Therefore, the fees and expenses presented in the table above are estimates for the current fiscal period.













                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                 Part II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies, AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement, File No. 333-17639 on April 26, 1999.

Supplement (in-force) dated May 1, 2006 consisting of 169 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement No. 333-17639 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement No. 333-17639 on December 11, 1996.

The signatures.

Written Consent of the following:

Opinion and consent of counsel (see Exhibit 2(a)(iii).

Consent of PricewaterhouseCoopers LLP (See Exhibit 6(a)).

Consent of KPMG LLP (See Exhibit 6(b)).

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

            1-A(1)(a)(i)            Certified resolutions re Authority to Market
                                    Variable Life Insurance and Establish
                                    Separate Accounts, previously filed with this Registration Statement No. 333-17639 on December 11, 1996.

            1-A(2)                  Inapplicable.

            1-A(3)(a)               See Exhibit 1-A(8).

            1-A(3)(b)               Broker-Dealer and General Agent Sales
                                    Agreement, previously filed with this
                                    Registration Statement  No. 333-17639
                                    on December 11, 1996.

            1-A(3)(c)               See Exhibit 1-A(8)(i).

            1-A(4)                  Inapplicable.

            1-A(5)(a)(i)            Flexible Premium Variable Life Insurance
                                    Policy (96-400) (IL Protector) (Equitable
                                    Variable), previously filed with this
                                    Registration Statement No. 333-17639 on
                                    December 11, 1996.

            1-A(5)(a)(ii)           Flexible Premium Variable Life Insurance
                                    Policy (96-400) (IL Protector) (Equitable), previously filed with this Registration
                                    Statement  No. 333-17639 on December 11,
                                    1996.

            1-A(5)(b)               Name Change Endorsement (S.97-1), previously
                                    filed with this Registration Statement
                                    No. 333-17639 on December 11, 1996.

+           1-A(5)(c)               Option to Purchase Additional Insurance
                                    Rider (R94-204) (Equitable Variable),
                                    previously filed with this Registration
                                    Statement  No. 333-17639 on December 11,
                                    1996.

+           1-A(5)(d)               Option to Purchase Additional Insurance
                                    Rider (R94-204) (Equitable), previously
                                    filed with this Registration Statement
                                    No. 333-17639 on December 11, 1996.

+           1-A(5)(e)               Disability Rider - Waiver of Monthly
                                    Deductions (R94-216) (Equitable Variable), previously filed with this Registration
                                    Statement  No. 333-17639 on December 11,
                                    1996.

+           1-A(5)(f)               Disability Rider - Waiver of Monthly
                                    Deductions (R94-216)(Equitable), previously filed with this Registration Statement
                                    No. 333-17639 on December 11, 1996.

+           1-A(5)(g)               Term Insurance Rider on Additional Insured
                                    (R90-217) (Equitable Variable), previously filed with this Registration Statement
                                    No. 333-17639 on December 11, 1996.

+           1-A(5)(h)               Term Insurance Rider on Additional Insured
                                    (R90-217)(Equitable), previously filed with this Registration Statement No. 333-17639 on December 11, 1996.

+           1-A(5)(i)               Children's Term Insurance Rider (R94-218)
                                    (Equitable Variable), previously filed with this Registration Statement No. 333-17639 on December 11, 1996.

+           1-A(5)(j)               Children's Term Insurance Rider (R94-218)
                                    (Equitable), previously filed with this
                                    Registration Statement No. 333-17639 on
                                    December 11, 1996.

+           1-A(5)(k)               Accidental Death Benefit Rider (R94-219)
                                    (Equitable Variable), previously filed
                                    with this Registration Statement
                                    No. 333-17639 on December 11, 1996.

+           1-A(5)(l)               Accidental Death Benefit Rider (R94-219)
                                    (Equitable), previously filed with this
                                    Registration Statement  No. 333-17639 on
                                    December 11, 1996.

            1-A(5)(m)               Accelerated Death Benefit Rider (R94-102)
                                    (Equitable Variable), previously filed
                                    with this Registration Statement
                                    No. 333-17639 on December 11, 1996.

            1-A(5)(n)               Accelerated Death Benefit Rider (R94-102)
                                    (Equitable), previously filed with this
                                    Registration Statement  No. 333-17639 on
                                    December 11, 1996.

+           1-A(5)(o)               Cost of Living  Rider (R96-101) (Equitable
                                    Variable), previously filed with this
                                    Registration Statement  No. 333-17639 on
                                    December 11, 1996.

+           1-A(5)(p)               Cost of Living Rider (R96-101) (Equitable),
                                    previously filed with this Registration
                                    Statement  No. 333-17639 on December 11,
                                    1996.

+           1-A(5)(q)               Substitution of Insured Rider (R94-212)
                                    (Equitable Variable), previously filed
                                    with this Registration Statement
                                    No. 333-17639 on December 11, 1996.

+           1-A(5)(r)               Substitution of Insured Rider (R94-212)
                                    (Equitable), previously filed with this
                                    Registration Statement  No. 333-17639 on
                                    December 11, 1996.

            1-A(6)(a)(i)            Declaration and Charter of Equitable, as
                                    amended January 1, 1997, previously filed with this Registration Statement No.
                                    333-17639 on April 30, 1997.

            1-A(6)(a)(ii)           Restated Charter of AXA Equitable, as
                                    amended December 6, 2004, incorporated
                                    herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on
                                    March 31, 2005.

            1-A(6)(b)(i)            By-Laws of Equitable, as amended November
                                    21, 1996, previously filed with this
                                    Registration Statement No. 333-17639 on
                                    April 30, 1997.

            1-A(6)(b)(ii)           By-Laws of AXA Equitable, as amended
                                    September 7, 2004, incorporated herein by reference to Exhibit No. 6(c) to Registration Statement on Form N-4, (File
                                    No. 333-05593), filed on April 20, 2006.

            1-A(7)                  Inapplicable.

            1-A(8) Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (formerly known as Equico Securities, Inc.), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement No. 333-17639 on December 11, 1996.

            1-A(8)(i)               Schedule of Commissions, previously filed
                                    with this Registration Statement No.
                                    333-17639 on December 11, 1996.


-------------------------------
+ State variations not included

            1-A(9)(a)               Agreement and Plan of Merger of Equitable
                                    Variable with and into Equitable dated
                                    September 19, 1996, previously filed with this Registration Statement No. 333-17639 on
                                    December 11, 1996.

            1-A(9)(b)(i)            Form of Participation Agreement among EQ
                                    Advisors Trust, Equitable, Equitable
                                    Distributors, Inc. and Equico Securities,
                                    Inc. (now AXA Advisors, LLC),
                                    incorporated by reference to the
                                    Registration Statement of EQ Advisors Trust on Form N-1A ( Nos. 333-17217 and
                                    811-07953), filed on August 28, 1997.

            1-A(9)(b)(ii)           Form of Participation Agreement among EQ
                                    Advisors Trust, Equitable, AXA Distributors
                                    LLC and AXA Advisors, LLC, incorporated
                                    herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to
                                    Registration Statement on Form N-1A to the
                                    Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and
                                    811-07953), filed on January 15, 2004.

            1-A(9)(c)               Form of Participation Agreement among AXA
                                    Premier VIP Trust, The Equitable Life
                                    Assurance Society of the United States,
                                    Equitable Distributors, Inc., AXA
                                    Distributors LLC, and AXA Advisors, LLC, incorporated by reference to Exhibit
                                    No. 8(b) to Registration Statement File
                                    No. 333-60730, filed on December 5, 2001.

            1-A(9)(d)               Form of Participation Agreement among The
                                    Equitable Life Assurance Society of the
                                    United States, The Universal Institutional
                                    Funds, Inc. and Morgan Stanley Investment
                                    Management Inc., incorporated herein by
                                    reference to Exhibit No. 1-A(9)(d) to
                                    Registration Statement File No. 333-17663, filed on October 8, 2002.

            1-A(9)(e)               Form of Participation Agreement among OCC
                                    Accumulation Trust, The Equitable Life
                                    Assurance Society of the United States, OCC
                                    Distributors LLC and OPCAP Advisors LLC., incorporated herein by reference to
                                    Exhibit No. 1-A(9)(e) to Registration
                                    Statement File No. 333-17663, filed on
                                    October 8, 2002.

            1-A(10)(i)              Application EV4-200Y (Equitable Variable),
                                    previously filed with this Registration
                                    Statement No. 333-17639 on December 11,
                                    1996.

            1-A(10)(ii)             Application EV4-200Y (Equitable), previously
                                    filed with this Registration Statement No.
                                    333-17639 on December 11, 1996.

            1-A(10)(iii)            Distribution Agreement for services by
                                    The Equitable Life Assurance Society of the
                                    United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration
                                    Statement File No. 333-17639 on
                                    April 19, 2001.

            1-A(10)(iv)             Distribution Agreement for services by
                                    AXA Network, LLC and its subsidiaries
                                    to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration
                                    Statement File No. 333-17639 on
                                    April 19, 2001.

            1-A(10)(v)              General Agent Sales Agreement dated
                                    January 1, 2000 between The Equitable Life
                                    Assurance Society of the United States and
                                    AXA Network, LLC and its subsidiaries,
                                    incorporated herein by reference to
                                    Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed
                                    April 19, 2004.

            1-A(10)(vi)             First Amendment to General Agent Sales
                                    Agreement dated January 1, 2000 between
                                    The Equitable Life Assurance Society of
                                    the United States and AXA Network, LLC
                                    and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File
                                    No. 2-30070, filed April 19, 2004.

            1-A(10)(vii)            Second Amendment to General Agent Sales
                                    Agreement dated January 1, 2000 between
                                    The Equitable Life Assurance Society of
                                    the United States and AXA Network, LLC
                                    and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4,
                                    File No. 2-30070, filed April 19, 2004.

            1-A(10)(viii)           Third Amendment to General Agent Sales
                                    Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No.
                                    333-127445), filed on August 11, 2005.

            1-A(10)(ix)             Fourth Amendment to General Agent Sales
                                    Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No.
                                    333-127445), filed on August 11, 2005.

            1-A(10)(x)              Fifth Amendment, dated as of November 1,
                                    2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The
                                    Equitable Life Assurance Society of the
                                    United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 4(p) to Registration
                                    Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

            1-A(10)(xi)             Form of Application for Life Insurance
                                    (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

Other Exhibits:


            2(a)(i) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable (policy form 96-400), previously filed with this Registration Statement No. 333-17639 on December 11, 1996.

            2(a)(ii) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable (policy form 96-400), previously filed with this Registration Statement No. 333-17639 on April 30, 1997.

            2(a)(iii)               Opinion and Consent of William Schor, Vice
                                    President and Associate General Counsel of
                                    Equitable (policy form 96-400), previously filed with this Registration Statement,
                                    File No. 333-17639 on April 26, 1999.

            2(a)(iv) Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable (policy form 96-400), previously filed with this Registration Statement, File No. 333-17639 on August 27, 1999.

            2(a)(v) Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable. (Policy Form 96-400), previously filed with this Registration Statement No. 333-17639 on April 26, 2002.

            2(a)(vi) Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable. (Policy Form 96-400), previously filed with this Registration Statement No. 333-17639 on April 13, 2002.

            2(a)(vii)               Opinion and Consent of Dodie Kent, Vice
                                    President and Counsel of Equitable,
                                    previously filed with this Registration
                                    Statement No. 333-17639 on April 27, 2004.

            2(a)(viii)              Opinion and Consent of Dodie Kent, Vice
                                    President and Associate General Counsel of
                                    AXA Equitable.

            2(b)(i) Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement No. 333-17639 on December 11, 1996.

            2(b)(ii) Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, relating to
                                    Exhibit 2(b)(i), previously filed with this Registration Statement No. 333-17639 on December 11, 1996.

            2(b)(iii)               Opinion and Consent of Barbara Fraser,
                                    F.S.A., M.A.A.A., Vice President of
                                    Equitable, previously filed with this
                                    Registration Statement No. 333-17639 on
                                    December 11, 1996.

            2(b)(iv) Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement No. 333-17639 on April 30, 1997.

            2(b)(v) Opinion and Consent of Brian Lessing, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement No. 333-17639 on April 26, 1999.


            2(b)(vi) Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President and Senior Actuary of Equitable previously filed with this Registration Statement File No. 333-17639 on April 19, 2001.

            2(b)(vii)               Opinion and Consent of Brian Lessing, FSA,
                                    MAAA, Vice President of Equitable,
                                    previously filed with this Registration
                                    Statement No. 333-17639 on April 13, 2002.

            3                       Inapplicable.

            4                       Inapplicable.

            6(a)                    Consent of PricewaterhouseCoopers LLP.

            6(b)                    Consent of KPMG LLP.

            7(a) Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to Registration Statement File No. 333-17663 on Form S-6 filed on April 28, 2000.

            7(b) Powers of Attorney incorporated herein by reference to Exhibit No. 10(a) to Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

            7(c) Powers of Attorney, incorporated herein by reference to Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

            7(d) Powers of Attorney, incorporated herein by reference to Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

            7(e) Powers of Attorney, incorporated herein by reference to Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

            7(f) Power of Attorney for Alvin H. Fenichel, incorporated herein by reference to
                                    Exhibit 10.(c) to Registration Statement on Form N-4(File No. 333-127445), filed on November 16, 2005.

            7(g) Powers of Attorney previously filed with this Registration Statement File No. 333-17639 on April 25, 2006.

            7(h)                    Powers of Attorney, filed herewith.

            8 Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement No. 333-17639 on December 11, 1996.

            9(a) Illustration of Policy Benefits for IL Protector, previously filed with this Registration Statement, File No. 333-17639 on April 26, 1999.

            9(b) Illustration of Policy Benefits for IL Protector previously filed with this Registration Statement File No. 333-17639 on April 19, 2001.

            9(c)                    Illustration of Policy Benefits for
                                    IL Protector, previously filed with
                                    this Registration Statement No. 333-17639 on April 13, 2002.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 25th day of April, 2007.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY, (REGISTRANT)


[SEAL]

                                     By:   AXA EQUITABLE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)



                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                              (Dodie Kent)
                                               Vice President and Associate
                                               General Counsel



Attest: /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
            Vice President and Assistant Secretary
             April 25, 2007

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 25th day of April, 2007.

                                            AXA EQUITABLE LIFE INSURANCE COMPANY
                                                     (DEPOSITOR)


                                            By: /s/ Dodie Kent
                                                --------------------------------
                                                    (Dodie Kent)
                                                     Vice President and
                                                     Associate General Counsel

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Richard Dziadzio                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert             Anthony J. Hamilton           Joseph H. Moglia
Christopher M. Condron       Mary R. (Nina) Henderson      Lorie A. Slutsky
Henri de Castries            Scott D. Miller               Ezra Suleiman
Denis Duverne                James F. Higgins              Peter J. Tobin
Charlynn Goins

*By: /s/ Dodie Kent
     -----------------------
         (Dodie Kent)
          Attorney-in-Fact

          April 25, 2007

                                  EXHIBIT INDEX


Exhibit No.                                                         TAG VALUE
-----------                                                         ---------
2(a)(iii)         Opinion and Consent of Dodie Kent                  EX-99.2aiii

6(a)              Consent of PricewaterhouseCoopers LLP              EX-99.6a

6(b)              Consent of KPMG LLP                                EX-99.6b

7(h)              Powers of Attorney                                 EX-99.7h